As filed with the Securities and Exchange Commission on April 30, 2004.
                                            1933 Act File No: 333-37175
                                            1940 Act File No: 811-08401

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.         [ ]
                                             ---
         Post-Effective Amendment No.         13               [X]
                                             ---

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.                       41                [X]
                                             ---

                            JNLNY Separate Account I
-----------------------------------------------------------------------
                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
-----------------------------------------------------------------------
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
-----------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (888) 367-5651
-----------------------------------------------------------------------
                                           With a copy to:
         Susan S. Rhee
         AVP & Assoc. General Counsel      Joan E. Boros, Esq.
         Jackson National Life             Jorden Burt LLP
            Insurance Company              1025 Thomas Jefferson St. NW
         1 Corporate Way                   Washington DC  20007-5201
         Lansing, MI  48951
                     (Name and Address of Agent for Service)
-----------------------------------------------------------------------

It is proposed that this filing will become effective

      immediately upon filing pursuant to paragraph (b)
----
  X   on May 1, 2004 pursuant to paragraph (b)
----
      60 days after filing pursuant to paragraph (a)(1)
----
      on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

---- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
         Variable Portion of Individual Deferred Variable Annuity Contracts

                            JNLNY SEPARATE ACCOUNT I
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                          Caption in Prospectus or Statement of
                                             Additional Information relating
N-4 Item                                             to each Item
--------                                         ----------------------

Part A.  Information Required in a Prospectus    Prospectus
-------  ------------------------------------    ----------

1.   Cover Page                                  Cover Page

2.   Definitions                                 Not Applicable

3.   Synopsis                                    Key Facts; Fee Tables

4.   Condensed Financial Information             Appendix A

5.   General Description of Registrant,          The Company; The
     Depositor and Portfolio Companies           Separate Account;
                                                 Investment Portfolios

6.   Deductions                                  Contract Charges

7.   General Description of Variable             The Annuity Contract;
     Annuity Contracts                           Purchases; Transfers;
                                                 Access To Your Money;
                                                 Income Payments (The
                                                 Income Phase); Death
                                                 Benefit; Other
                                                 Information

8.   Annuity Period                              Income Payments (The
                                                 Income Phase)

9.   Death Benefit                               Death Benefit

10.  Purchases and Contract Value                Contract Charges; Purchases

11.  Redemptions                                 Key Facts; Access To Your Money

12.  Taxes                                       Taxes

13.  Legal Proceedings                           Other Information

14.  Table of Contents of the Statement of       Table of Contents of the
     Additional Information                      Statement of Additional
                                                 Information


         Information Required in a Statement     Statement of
Part B.  of Additional Information               Additional Information
-------  -------------------------               ----------------------

15.  Cover Page                                  Cover Page

16.  Table of Contents                           Table of Contents

17.  General Information and History             General Information
                                                 and History

18.  Services                                    Services

19.  Purchase of Securities Being Offered        Purchase of Securities
                                                 Being Offered

20.  Underwriters                                Underwriters

21.  Calculation of Performance Data             Calculation of
                                                 Performance

22.  Annuity Payments                            Income Payments; Net
                                                 Investment Factor

23.  Financial Statements                        Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.


Explanatory Note

This Registration Statement contains 44 Funds of the JNL Series Trust, 6 Funds of the JNL Variable Fund LLC, and 5 Funds of the JNLNY Variable Fund I LLC. One version of the Prospectus will be created from this Registration Statement. The Prospectus will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

                                 PERSPECTIVE(R)
                           FIXED AND VARIABLE ANNUITY
                                    ISSUED BY
            JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORKSM AND
                            JNLNY SEPARATE ACCOUNT I

o    Individual and group, flexible premium deferred annuity

o 4 guaranteed fixed accounts that each offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company of New York (Jackson National NY)(the "guaranteed fixed accounts")

o    Investment Divisions which purchase shares of the following Funds:

     JNL SERIES TRUST
     JNL/AIM Large Cap Growth Fund
     JNL/AIM Small Cap Growth Fund
     JNL/Alger Growth Fund
     JNL/Alliance Capital Growth Fund
     JNL/Eagle Core Equity Fund
     JNL/Eagle SmallCap Equity Fund
     JNL/FMR Balanced Fund
     JNL/FMR Capital Growth Fund
     JNL/JPMorgan International Value Fund
     JNL/Lazard Mid Cap Value Fund
     JNL/Lazard Small Cap Value Fund
     JNL/Mellon Capital Management S&P 500 Index Fund
     JNL/Mellon Capital Management S&P 400 MidCap Index Fund
     JNL/Mellon Capital Management Small Cap Index Fund
     JNL/Mellon Capital Management Bond Index Fund
     JNL/Mellon Capital Management International Index Fund
     JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund JNL/Oppenheimer Global Growth Fund
     JNL/Oppenheimer Growth Fund
     JNL/PIMCO Total Return Bond Fund
     JNL/PPM America Balanced Fund
     JNL/PPM America High Yield Bond Fund
     JNL/PPM America Money Market Fund
     JNL/PPM America Value Fund
     JNL/Putnam Equity Fund
     JNL/Putnam International Equity Fund
     JNL/Putnam Midcap Growth Fund
     JNL/Putnam Value Equity Fund
     JNL/Salomon Brothers Strategic Bond Fund
     JNL/Salomon Brothers U.S. Government & Quality Bond Fund
     JNL/Select Large Cap Growth Fund
     JNL/Select Global Growth Fund
     JNL/T. Rowe Price Established Growth Fund
     JNL/T. Rowe Price Mid-Cap Growth Fund
     JNL/T. Rowe Price Value Fund
     JNL/S&P Aggressive Growth Fund I
     JNL/S&P Conservative Growth Fund I
     JNL/S&P Equity Growth Fund I
     JNL/S&P Equity Aggressive Growth Fund I
     JNL/S&P Moderate Growth Fund I
     JNL/S&P Very Aggressive Growth Fund I
     JNL/S&P Core Index 100 Fund
     JNL/S&P Core Index 75 Fund
     JNL/S&P Core Index 50 Fund

     JNLNY VARIABLE FUND I LLC
     JNL/Mellon Capital Management The DowSM 10 Fund
     JNL/Mellon Capital Management The S&P(R) 10 Fund
     JNL/Mellon Capital Management Global 15 Fund
     JNL/Mellon Capital Management 25 Fund
     JNL/Mellon Capital Management Select Small-Cap Fund

     JNL VARIABLE FUND LLC
     JNL/Mellon Capital Management Communications Sector Fund
     JNL/Mellon Capital Management Consumer Brands Sector Fund
     JNL/Mellon Capital Management Energy Sector Fund
     JNL/Mellon Capital Management Financial Sector Fund
     JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund



                  WE OFFER OTHER VARIABLE ANNUITY PRODUCTS THAT
             OFFER DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES

   THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE
                            TO REPRESENT OTHERWISE.

--------------------------------------------------------------------------------
                      o Not FDIC/NCUA insured o Not Bank/CU
guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Please read this prospectus before you purchase a Perspective Fixed and Variable Annuity. It contains important information about the contract that you should know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Fixed and Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2004, by calling Jackson National NY at (800) 599-5651 or by writing Jackson National NY at: Annuity Service Center, P.O. Box 378004, Denver, Colorado 80237. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.
--------------------------------------------------------------------------------



"Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM," and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the Perspective Advisors Fixed and Variable Annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The DowSM 10 Fund. Please see Appendix A for additional information.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard and Poor's Midcap 400" and "S&P Midcap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P(R).

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.


                                   MAY 1, 2004

                                TABLE OF CONTENTS

Key Facts........................................................     1

Fee Table........................................................     3


The Annuity Contract.............................................    18

The Company......................................................    19

The Guaranteed Fixed Accounts....................................    19

The Separate Account.............................................    19

Investment Divisions.............................................    20

Contract Charges.................................................    23

Purchases........................................................    26

Transfers........................................................    27

Telephone and Internet Transactions..............................    28

Access to Your Money.............................................    29

Income Payments (The Income Phase)...............................    30

Death Benefit....................................................    31

Taxes............................................................    33

Other Information................................................    35

Privacy Policy...................................................    37

Table of Contents of the Statement of Additional Information.....    39


Appendix A ......................................................   A-1

                 (This page has been left blank intentionally.)

                                    KEY FACTS

--------------------------------------------------------------------------------
ANNUITY SERVICE CENTER:      1 (800) 599-5651

         MAIL ADDRESS:       P.O. Box 378004, Denver, Colorado  80237

         DELIVERY ADDRESS:   8055 East Tufts Avenue, Second Floor, Denver,
                             Colorado  80237

INSTITUTIONAL MARKETING
  GROUP SERVICE CENTER:      1 (888) 464-7779

         MAIL ADDRESS:       P.O. Box 30901, Lansing, Michigan  48909-8401

         DELIVERY ADDRESS:   1 Corporate Way, Lansing, Michigan  48951
                             Attn:  IMG

HOME OFFICE:                 2900 Westchester Avenue, Purchase, New York  10577

--------------------------------------------------------------------------------
THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson National NY provides a means for allocating on a tax-deferred basis for non-qualified Contracts to the guaranteed fixed accounts of Jackson National NY and the Investment Divisions (the "Allocation Options"). The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

--------------------------------------------------------------------------------
ALLOCATION OPTIONS

You can put money into any of the Allocation Options but you may not put your money in more than 18 of the variable options plus the guaranteed fixed accounts during the life of your Contract.

--------------------------------------------------------------------------------
EXPENSES

The Contract has insurance features and investment features, and there are costs related to each.

Jackson National NY makes a deduction for its insurance charges that is equal to 1.40% of the daily value of the Contracts invested in the Investment Divisions. This charge does not apply to the guaranteed fixed accounts. During the accumulation phase, Jackson National NY deducts a $30 annual Contract maintenance charge from your Contract.

If you take your money out of the Contract, Jackson National NY may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.

--------------------------------------------------------------------------------

There are also investment charges, which are expected to range, on an annual basis, from .60% to 1.38% of the average daily value of the Fund, depending on the Fund.


--------------------------------------------------------------------------------

PURCHASES

Under most circumstances, you can buy a Contract for $5,000 or more ($2,000 or more for a qualified plan Contract). You can add $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase. We reserve the right to refuse any premium payment. We expect to profit from certain charges assessed under the Contract (i.e., the Withdrawal Charge and the mortality and expense risk charge) associated with the Contract.

--------------------------------------------------------------------------------

ACCESS TO YOUR MONEY

You can take money out of your Contract during the accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

--------------------------------------------------------------------------------
INCOME PAYMENTS

You may choose to receive regular income from your annuity. During the income phase, you have the same variable allocation options you had during the accumulation phase.

--------------------------------------------------------------------------------
DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

--------------------------------------------------------------------------------
FREE LOOK

You may return your Contract to the selling agent or to Jackson National NY within 20 days after receiving it. Jackson National NY will return the contract value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the full amount of premium you allocated to the guaranteed fixed accounts, minus any withdrawals from the guaranteed fixed account. We will determine the contract value in the Allocation Options as of the date we receive the Contract or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.

--------------------------------------------------------------------------------
TAXES

Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.

--------------------------------------------------------------------------------

                                    FEE TABLE

The information below describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The information describes the fees and expenses that you will pay at the time that you buy and surrender the Contract, receive income payments or transfer cash value between Allocation Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES/1/

         MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):7%/2/

         Contribution Year of Premium Payment           1      2     3      4      5     6      7     Thereafter
         Charge                                         7%     6%    5%     4%     3%    2%     1%    0%

         TRANSFER FEE:
         $25 for each transfer in excess of 15 in a Contract year

         COMMUTATION FEE3: An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).

The information below describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

         CONTRACT MAINTENANCE CHARGE:  $30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES (as an annual percentage of average daily account value)

         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                    .15%
                                                                ---------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.40%


The information below shows the minimum and maximum total operating expenses charged by the Funds and a full table of the expenses charged by all of the Funds, which you will pay during the time your money is allocated to the corresponding Investment Division.

TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses)


Minimum:  0.60%

Maximum: 1.38%

FUND ANNUAL EXPENSES
(as an annual percentage of the Fund's average daily net assets)


                                                                MANAGEMENT       ESTIMATED
                                                                   AND         DISTRIBUTION 12B-1                     TOTAL FUND
                                                              ADMINISTRATIVE      (12B-1)   SERVICE         OTHER       ANNUAL
                                                                   FEE             FEES*      FEE**       EXPENSES++   EXPENSES
------------------------------------------------------------- ---------------- ------------ ------------ ------------ ------------
JNL/AIM Large Cap Growth Fund                                       0.85%          0.08%        0.20%         0%          1.13%
JNL/AIM Small Cap Growth Fund                                       0.95%          0.04%        0.20%         0%          1.19%
JNL/Alger Growth Fund                                               0.88%          0.07%        0.20%         0%          1.15%
JNL/Alliance Capital Growth Fund                                    0.68%          0.03%        0.20%         0%          0.91%
JNL/Eagle Core Equity Fund                                          0.77%          0.04%        0.20%         0%          1.01%
JNL/Eagle SmallCap Equity Fund                                      0.85%          0.05%        0.20%         0%          1.10%
JNL/FMR Balanced Fund***                                            0.80%          0.02%        0.20%         0%          1.02%
JNL/FMR Capital Growth Fund***                                      0.80%          0.02%        0.20%         0%          1.02%
JNL/JPMorgan International Value Fund                               0.92%            0%         0.20%         0%          1.12%
JNL/Lazard Mid Cap Value Fund                                       0.88%          0.09%        0.20%         0%          1.17%
JNL/Lazard Small Cap Value Fund                                     0.93%          0.07%        0.20%         0%          1.20%
JNL/Mellon Capital Management S&P 500 Index Fund+                   0.39%          0.01%        0.20%         0%          0.60%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund+            0.39%          0.01%        0.20%         0%          0.60%
JNL/Mellon Capital Management Small Cap Index Fund+                 0.39%          0.01%        0.20%         0%          0.60%
JNL/Mellon Capital Management Bond Index Fund                       0.40%            0%         0.20%         0%          0.60%
JNL/Mellon Capital Management International Index Fund              0.45%            0%         0.20%         0%          0.65%
JNL/Mellon Capital Management Enhanced S&P 500 Stock
Index Fund+                                                         0.58%          0.02%        0.20%         0%          0.80%
JNL/Oppenheimer Global Growth Fund                                  0.85%            0%         0.20%         0%          1.05%
JNL/Oppenheimer Growth Fund                                         0.80%            0%         0.20%         0%          1.00%
JNL/PIMCO Total Return Bond Fund                                    0.60%            0%         0.20%         0%          0.80%
JNL/PPM America Balanced Fund                                       0.60%          0.01%        0.20%         0%          0.81%
JNL/PPM America High Yield Bond Fund                                0.61%            0%         0.20%         0%          0.81%
JNL/PPM America Money Market Fund                                   0.40%            0%         0.20%         0%          0.60%
JNL/PPM America Value Fund                                          0.65%          0.03%        0.20%         0%          0.88%
JNL/Putnam Equity Fund                                              0.77%          0.07%        0.20%         0%          1.04%
JNL/Putnam International Equity Fund                                0.93%          0.03%        0.20%         0%          1.16%
JNL/Putnam Midcap Growth Fund                                       0.85%          0.06%        0.20%         0%          1.11%
JNL/Putnam Value Equity Fund                                        0.74%          0.05%        0.20%         0%          0.99%
JNL/Salomon Brothers Strategic Bond Fund                            0.75%            0%         0.20%         0%          0.95%
JNL/Salomon Brothers U.S. Government & Quality Bond Fund            0.58%            0%         0.20%         0%          0.78%
JNL/Select Large Cap Growth Fund****                                0.78%          0.04%        0.20%         0%          1.02%
JNL/Select Global Growth Fund****                                   0.89%          0.05%        0.20%         0%          1.14%
JNL/T. Rowe Price Established Growth Fund                           0.72%          0.03%        0.20%         0%          0.95%
JNL/T. Rowe Price Mid-Cap Growth Fund                               0.83%          0.01%        0.20%         0%          1.04%
JNL/T. Rowe Price Value Fund                                        0.80%          0.02%        0.20%         0%          1.02%
JNL/S&P Aggressive Growth Fund I*****                               0.18%            0%          0%           0%          0.18%
JNL/S&P Conservative Growth Fund I*****                             0.18%            0%          0%           0%          0.18%
JNL/S&P Equity Aggressive Growth Fund I*****                        0.18%            0%          0%           0%          0.18%
JNL/S&P Equity Growth Fund I*****                                   0.18%            0%          0%           0%          0.18%
JNL/S&P Moderate Growth Fund I*****                                 0.17%            0%          0%           0%          0.17%
JNL/S&P Very Aggressive Growth Fund I*****                          0.18%            0%          0%           0%          0.18%
JNL/S&P Core Index 50 Fund*****                                     0.18%            0%          0%           0%          0.18%
JNL/S&P Core Index 75 Fund*****                                     0.18%            0%          0%           0%          0.18%
JNL/S&P Core Index 100 Fund*****                                    0.18%            0%          0%           0%          0.18%
JNL/Mellon Capital Management The DowSM 10 Fund+                    0.52%            0%         0.20%         0.01%       0.73%
JNL/Mellon Capital Management The S&P(R)10 Fund+                    0.52%            0%         0.20%         0.01%       0.73%
JNL/Mellon Capital Management Global 15 Fund+                       0.57%            0%         0.20%         0.01%       0.78%
JNL/Mellon Capital Management 25 Fund+                              0.52%            0%         0.20%         0.01%       0.73%
JNL/Mellon Capital Management Select Small-Cap Fund+                0.52%            0%         0.20%         0.01%       0.73%
JNL/Mellon Capital Management Communications Sector Fund+           0.52%            0%         0.20%         0.01%       0.73%
JNL/Mellon Capital Management Consumer Brands Sector Fund+          0.52%            0%         0.20%         0.02%       0.74%
JNL/Mellon Capital Management Energy Sector Fund+                   0.52%            0%         0.20%         0.02%       0.74%
JNL/Mellon Capital Management Financial Sector Fund+                0.52%            0%         0.20%         0.01%       0.73%
JNL/Mellon Capital Management Pharmaceutical/Healthcare
Sector Fund+                                                        0.52%            0%         0.20%         0.02%       0.74%
JNL/Mellon Capital Management Technology Sector Fund+               0.52%            0%         0.20%         0.01%       0.73%

------------------------------------------------------------- ---------------- ------------ ------------ ------------ ------------


Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of .15%; the JNL/ Mellon Capital Management Global 15 Fund pays an administrative fee of .20%; the nine JNL/S&P Funds pay an administrative fee of .05%; the other Funds pay an administrative fee of .10%. The administrative fees are paid to Jackson National Asset Management, LLC. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee. The management fee reflects a reduction in connection with the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares. The management fees shown in the table for the Mellon Capital Management funds are lower than the actual fees incurred in 2003, to reflect reductions in the contractual management fee rates.


* The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


**Effective December 15, 2003, the Fund implemented a Rule 12b-1 fee for Class A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

*** As of May 3, 2004, Fidelity Management & Research Company replaced Janus Capital Management LLC as the sub-adviser to this Fund.

**** As of May 3, 2004, Wellington Management Company LLP replaced Janus Capital Management LLC as the sub-adviser to this Fund.

***** UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust and JNL Variable Fund LLC, the JNL/S&P Funds will indirectly bear their pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.77% to 1.38% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Conservative Growth Fund I.................  1.093%
         JNL/S&P Moderate Growth Fund I.....................  1.129%
         JNL/S&P Aggressive Growth Fund I...................  1.167%
         JNL/S&P Very Aggressive Growth Fund I..............  1.202%
         JNL/S&P Equity Growth Fund I.......................  1.195%
         JNL/S&P Equity Aggressive Growth Fund I............  1.196%
         S&P/JNL Core Index 50 Fund ......................... 1.038%
         S&P/JNL Core Index 75 Fund ....................... ..0.950%
         S&P/JNL Core Index 100 Fund ......................   0.855%

S&P NAME. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

+ As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

++ Other Expenses reflect the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

DOW JONES NAME. "Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM" and "The Dow 10SM " are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with JNL/Mellon Capital Management The DowSM 10 Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management The DowSM 10 Fund is no sponsored , endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).


EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include maximum Fund fees and expenses. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:


1 YEAR            3 YEARS           5 YEARS          10 YEARS
$287              $880              $1,499           $3,166


If you surrender your Contract at the end of each time period


1 YEAR            3 YEARS           5 YEARS          10 YEARS
$987              $1,380            $1,799           $3,166


The following examples include minimum Fund fees and expenses. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS

$209              $646              $1,108           $2,390


If you surrender your Contract at the end of each time period:


1 YEAR            3 YEARS           5 YEARS          10 YEARS
$909              $1,146            $1,408           $2,390

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect the expenses of the separate account and the Funds. Premium taxes may also apply.

The examples reflect the Contract maintenance charge which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the guaranteed fixed accounts.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS.  An accumulation unit value history is provided below.


ACCUMULATION UNIT VALUES
BASE CONTRACT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division for a base contract at a 1.40% Mortality, Expense and Administration level as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI. The accumulation unit values do not reflect the contract enhancement charge.

Effective February 18, 2004, Mellon Capital Management replaced Curian Capital LLC as the sub-adviser to the following divisions: JNL/Mellon Capital Management Enhanced S&P 500 Stock Index, JNL/Mellon Capital Management Consumer Brands Sector, JNL/Mellon Capital Management Communications Sector, JNL/Mellon Capital Management Financial Sector, JNL/Mellon Capital Management Energy Sector, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector, JNL/Mellon Capital Management Technology Sector, JNL/Mellon Capital Management The Dow SM 10, JNL/Mellon Capital Management S&P 500 Index, JNL/Mellon Capital Management S&P 400 MidCap Index, JNL/Mellon Capital Management Small Cap Index, JNL/Mellon Capital Management The S&P (R) 10, JNL/Mellon Capital Management Global 15, JNL/Mellon Capital Management 25, and JNL/Mellon Capital Management Select Small-Cap.

Effective May 3, 2004, Wellington Management Company LLP replaced Janus Capital Management LLC as the sub-adviser to the following divisions: JNL/Select Large Cap Growth and JNL/Select Global Growth. Also, effective May 3, 2004, Fidelity Investments replaced Janus Capital Management LLC as the sub-adviser to the following divisions: JNL/FMR Capital Growth and JNL/FMR Balanced.

Effective May 3, 2004 the following mergers will take place among the divisions:
JNL/AIM Premier Equity II will be merged into JNL/AIM Large Cap Growth.

Effective May 3, 2004, the following division name change will occur:
JNL/Salomon Brothers Global Bond will be changed to JNL/ Salomon Brothers Strategic Bond.

INVESTMENT DIVISIONS                   DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                           2003         2002         2001         2000         1999       1998 (A)
                                           ----         ----         ----         ----         ----       --------
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                    $7.55       $10.27       $10.00       N/A(o)       N/A(o)       N/A(o)
    End of period                          $9.68        $7.55       $10.27       N/A(o)       N/A(o)       N/A(o)
  Accumulation units outstanding
  at the end of period                    27,037        9,334        3,496       N/A(o)       N/A(o)       N/A(o)

JNL/AIM Premier Equity II Division
  Accumulation unit value:
    Beginning of period                    $7.80       $11.02       $10.00       N/A(o)       N/A(o)       N/A(o)
    End of period                          $9.44        $7.80       $11.02       N/A(o)       N/A(o)       N/A(o)
  Accumulation units outstanding
  at the end of period                    10,713       11,017        5,549       N/A(o)       N/A(o)       N/A(o)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                    $7.92       $11.06       $10.00       N/A(o)       N/A(o)       N/A(o)
    End of period                         $10.82        $7.92       $11.06       N/A(o)       N/A(o)       N/A(o)
  Accumulation units outstanding
  at the end of period                    80,765       33,013        3,530       N/A(o)       N/A(o)       N/A(o)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                    $6.92       $10.50       $12.10       $14.17       $10.74       $10.00
    End of period                          $9.23        $6.92       $10.50       $12.10       $14.17       $10.74
  Accumulation units outstanding
  at the end of period                    666,137      658,490      810,513      971,767      587,023       3,613

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                    $4.49        $6.60        $7.83       $10.00       N/A(m)       N/A(m)
    End of period                          $5.50        $4.49        $6.60        $7.83       N/A(m)       N/A(m)
  Accumulation units outstanding
  at the end of period                    258,617      194,236      187,048      111,099      N/A(m)       N/A(m)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                    $8.13       $10.38       $11.67       $11.81       $10.00       N/A(e)
    End of period                          $9.99        $8.13       $10.38       $11.67       $11.81       N/A(e)
  Accumulation units outstanding
  at the end of period                    134,332      148,249      137,334      138,938      71,996       N/A(e)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                    $8.76       $11.50       $10.51       $12.28       $10.00       N/A(k)
    End of period                         $12.09        $8.76       $11.50       $10.51       $12.28       N/A(k)
  Accumulation units outstanding
  at the end of period                    176,408      179,411      215,372      172,564      75,042       N/A(k)

JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                    $8.76        $9.51       $10.10       $10.00       N/A(m)       N/A(m)
    End of period                          $9.83        $8.76        $9.51       $10.10       N/A(m)       N/A(m)
  Accumulation units outstanding
  at the end of period                    247,035      332,836      294,499      129,621      N/A(m)       N/A(m)

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                    $6.64        $9.51       $16.12       $25.05       $11.34       $10.00
    End of period                          $8.88        $6.64        $9.51       $16.12       $25.05       $11.34
  Accumulation units outstanding
  at the end of period                    614,466      877,987     1,209,067    1,361,578     640,394        398

JNL/JPMorgan International
Value Division
  Accumulation unit value:
    Beginning of period                   $10.14       $10.05       N/A(v)       N/A(v)       N/A(v)       N/A(v)
    End of period                         $13.94       $10.14       N/A(v)       N/A(v)       N/A(v)       N/A(v)
  Accumulation units outstanding
  at the end of period                    15,657        5,403       N/A(v)       N/A(v)       N/A(v)       N/A(v)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                    $9.20       $10.86       $10.00       N/A(o)       N/A(o)       N/A(o)
    End of period                         $11.69        $9.20       $10.86       N/A(o)       N/A(o)       N/A(o)
  Accumulation units outstanding
  at the end of period                    25,318       16,614       11,848       N/A(o)       N/A(o)       N/A(o)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                    $9.00       $11.02       $10.00       N/A(o)       N/A(o)       N/A(o)
    End of period                         $12.32        $9.00       $11.02       N/A(o)       N/A(o)       N/A(o)
  Accumulation units outstanding
  at the end of period                    112,603      70,391        6,583       N/A(o)       N/A(o)       N/A(o)

JNL/Mellon Capital Management
Bond Index Division
  Accumulation unit value:
    Beginning of period                   $10.12       $10.01       N/A(q)       N/A(q)       N/A(q)       N/A(q)
    End of period                         $10.27       $10.12       N/A(q)       N/A(q)       N/A(q)       N/A(q)
  Accumulation units outstanding
  at the end of period                     3,591         455        N/A(q)       N/A(q)       N/A(q)       N/A(q)

JNL/Mellon Capital Management
Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                   $10.64        $9.37       N/A(r)       N/A(r)       N/A(r)       N/A(r)
    End of period                         $13.55       $10.64       N/A(r)       N/A(r)       N/A(r)       N/A(r)
  Accumulation units outstanding
  at the end of period                    14,618         406        N/A(r)       N/A(r)       N/A(r)       N/A(r)

JNL/Mellon Capital Management
International Index Division
  Accumulation unit value:
    Beginning of period                   $10.31        $9.66       N/A(p)       N/A(p)       N/A(p)       N/A(p)
    End of period                         $13.96       $10.31       N/A(p)       N/A(p)       N/A(p)       N/A(p)
  Accumulation units outstanding
  at the end of period                      108           -         N/A(p)       N/A(p)       N/A(p)       N/A(p)

JNL/Mellon Capital Management S&P
400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                   $10.43       $10.90       N/A(x)       N/A(x)       N/A(x)       N/A(x)
    End of period                         $13.84       $10.43       N/A(x)       N/A(x)       N/A(x)       N/A(x)
  Accumulation units outstanding
  at the end of period                     6,201          -         N/A(x)       N/A(x)       N/A(x)       N/A(x)

JNL/Mellon Capital Management
S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                   $10.62       $10.62       N/A(s)       N/A(s)       N/A(s)       N/A(s)
    End of period                         $13.38       $10.62       N/A(s)       N/A(s)       N/A(s)       N/A(s)
  Accumulation units outstanding
  at the end of period                    42,149         580        N/A(s)       N/A(s)       N/A(s)       N/A(s)

JNL/Mellon Capital Management
Small Cap Index Division
  Accumulation unit value:
    Beginning of period                   $10.53       $11.17       N/A(x)       N/A(x)       N/A(x)       N/A(x)
    End of period                         $15.15       $10.53       N/A(x)       N/A(x)       N/A(x)       N/A(x)
  Accumulation units outstanding
  at the end of period                    61,214         62         N/A(x)       N/A(x)       N/A(x)       N/A(x)

JNL/Oppenheimer Global
Growth Division
  Accumulation unit value:
    Beginning of period                    $7.03        $9.18       $10.00       N/A(n)       N/A(n)       N/A(n)
    End of period                          $9.75        $7.03        $9.18       N/A(n)       N/A(n)       N/A(n)
  Accumulation units outstanding
  at the end of period                    86,668       44,574       28,067       N/A(n)       N/A(n)       N/A(n)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                    $6.98        $9.48       $10.00       N/A(n)       N/A(n)       N/A(n)
    End of period                          $8.11        $6.98        $9.48       N/A(n)       N/A(n)       N/A(n)
  Accumulation units outstanding
  at the end of period                    20,888       23,681       14,065       N/A(n)       N/A(n)       N/A(n)

JNL/PIMCO Total Return
Bond Division
  Accumulation unit value:
    Beginning of period                   $10.49        $9.78       $10.00       N/A(o)       N/A(o)       N/A(o)
    End of period                         $10.84       $10.49        $9.78       N/A(o)       N/A(o)       N/A(o)
  Accumulation units outstanding
  at the end of period                    244,216      346,827       6,337       N/A(o)       N/A(o)       N/A(o)

JNL/PPM America Balanced Division
  Accumulation unit value:
    Beginning of period                   $11.10       $11.47       $10.52        $9.86       $10.00       N/A(b)
    End of period                         $13.30       $11.10       $11.47       $10.52        $9.86       N/A(b)
  Accumulation units outstanding
  at the end of period                    380,983      351,322      384,694      292,695      189,390      N/A(b)

JNL/PPM America High
Yield Bond Division
  Accumulation unit value:
    Beginning of period                    $9.75        $9.69        $9.30        $9.99       $10.02       $10.00
    End of period                         $11.41        $9.75        $9.69        $9.30        $9.99       $10.02
  Accumulation units outstanding
  at the end of period                    329,149      348,484      374,752      234,345      183,384       1,014

JNL/PPM America
Money Market Division
  Accumulation unit value:
    Beginning of period                   $10.96       $11.00       $10.79       $10.33       $10.01       $10.00
    End of period                         $10.86       $10.96       $11.00       $10.79       $10.33       $10.01
  Accumulation units outstanding
  at the end of period                    146,087      414,805      513,915      390,287      110,543        200

JNL/PPM America Value Division
  Accumulation unit value:
    Beginning of period                   $10.93       $10.56       N/A(t)       N/A(t)       N/A(t)       N/A(t)
    End of period                         $14.53       $10.93       N/A(t)       N/A(t)       N/A(t)       N/A(t)
  Accumulation units outstanding
  at the end of period                     2,607         68         N/A(t)       N/A(t)       N/A(t)       N/A(t)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                    $6.21        $8.30       $11.22       $13.85       $10.85       $10.00
    End of period                          $7.79        $6.21        $8.30       $11.22       $13.85       $10.85
  Accumulation units outstanding
  at the end of period                    383,136      447,379      570,629      695,321      423,138         -

JNL/Putnam International
Equity Division (l)
Accumulation unit value:
    Beginning of period                    $6.91        $8.82       $11.23       $13.23       $10.15       $10.00
    End of period                          $8.76        $6.91        $8.82       $11.23       $13.23       $10.15
  Accumulation units outstanding
  at the end of period                    208,916      247,489      279,777      266,204      106,235         -

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                    $5.10        $7.31       $10.16       $10.00       N/A(m)       N/A(m)
    End of period                          $6.71        $5.10        $7.31       $10.16       N/A(m)       N/A(m)
  Accumulation units outstanding
  at the end of period                    77,351       95,105       108,905      54,727       N/A(m)       N/A(m)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                    $7.50        $9.49       $10.27        $9.74        $9.98       $10.00
    End of period                          $9.21        $7.50        $9.49       $10.27        $9.74        $9.98
  Accumulation units outstanding
  at the end of the period                551,265      641,010      856,274      751,954      541,720        991

JNL/S&P Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                    $7.69        $9.55       $10.83       $12.11       $10.00       N/A(g)
    End of period                          $9.62        $7.69        $9.55       $10.83       $12.11       N/A(g)
  Accumulation units outstanding
  at the end of period                    336,554      376,019      376,344      399,096      99,418       N/A(g)

JNL/S&P Conservative
Growth Division I
  Accumulation unit value:
    Beginning of period                    $9.05       $10.02       $10.67       $11.00       $10.00       N/A(h)
    End of period                         $10.50        $9.05       $10.02       $10.67       $11.00       N/A(h)
  Accumulation units outstanding
  at the end of period                    713,186      614,379      472,893      259,894      112,158      N/A(h)

JNL/S&P Core Index 100 Division
  Accumulation unit value:
    Beginning of period                   $10.45       $10.42       N/A(w)       N/A(w)       N/A(w)       N/A(w)
    End of period                         $12.58       $10.45       N/A(w)       N/A(w)       N/A(w)       N/A(w)
  Accumulation units outstanding
  at the end of period                      609          614        N/A(w)       N/A(w)       N/A(w)       N/A(w)

JNL/S&P Core Index 50 Division
  Accumulation unit value:
    Beginning of period                   $10.20       N/A(y)       N/A(y)       N/A(y)       N/A(y)       N/A(y)
    End of period                         $13.53       N/A(y)       N/A(y)       N/A(y)       N/A(y)       N/A(y)
  Accumulation units outstanding
  at the end of period                     4,967       N/A(y)       N/A(y)       N/A(y)       N/A(y)       N/A(y)

JNL/S&P Core Index 75 Division
  Accumulation unit value:
    Beginning of period                   $11.40       N/A(aa)      N/A(aa)      N/A(aa)      N/A(aa)      N/A(aa)
    End of period                         $13.06       N/A(aa)      N/A(aa)      N/A(aa)      N/A(aa)      N/A(aa)
  Accumulation units outstanding
  at the end of period                     2,692       N/A(aa)      N/A(aa)      N/A(aa)      N/A(aa)      N/A(aa)

JNL/S&P Equity Aggressive
Growth Division I
  Accumulation unit value:
    Beginning of period                    $7.20        $9.51       $11.18       $13.37       $10.00       N/A(j)
    End of period                          $9.22        $7.20        $9.51       $11.18       $13.37       N/A(j)
  Accumulation units outstanding
  at the end of period                    126,813      124,073      121,725      124,653      47,070       N/A(j)

JNL/S&P Equity Growth Division I
  Accumulation unit value:
    Beginning of period                    $7.16        $9.48       $11.22       $13.23       $10.00       N/A(i)
    End of period                          $9.15        $7.16        $9.48       $11.22       $13.23       N/A(i)
  Accumulation units outstanding
  at the end of period                    518,314      373,777      427,726      350,150      110,742      N/A(i)

JNL/S&P Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                    $8.76       $10.14       $11.10       $11.76       $10.00       N/A(g)
    End of period                         $10.51        $8.76       $10.14       $11.10       $11.76       N/A(g)
  Accumulation units outstanding
  at the end of period                    856,656      712,046      686,180      374,272      107,947      N/A(g)

JNL/S&P Very Aggressive
Growth Division I
  Accumulation unit value:
    Beginning of period                    $6.74        $8.89       $10.46       $12.80       $10.00       N/A(f)
    End of period                          $8.67        $6.74        $8.89       $10.46       $12.80       N/A(f)
  Accumulation units outstanding
  at the end of period                    103,383      92,752       127,166      96,855       15,526       N/A(f)

JNL/Salomon Brothers
Global Bond Division
  Accumulation unit value:
    Beginning of period                   $12.03       $11.25       $10.69       $10.11       $10.00       N/A(b)
    End of period                         $13.47       $12.03       $11.25       $10.69       $10.11       N/A(b)
  Accumulation units outstanding
  at the end of the period                140,087      150,296      137,754      81,785       53,100       N/A(b)

JNL/Salomon Brothers U.S.
Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                   $12.36       $11.24       $10.65        $9.70       $10.09       $10.00
    End of period                         $12.33       $12.36       $11.24       $10.65        $9.70       $10.09
  Accumulation units outstanding
  at the end of period                    360,386      529,822      369,022      270,579      157,802       1,005

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                    $6.28        $9.07       $13.17       $16.90       $10.00       N/A(c)
    End of period                          $8.39        $6.28        $9.07       $13.17       $16.90       N/A(c)
  Accumulation units outstanding
  at the end of period                    754,444     1,152,993    1,510,196    1,779,698     875,270      N/A(c)

JNL/Select Global Growth Division (ac)
  Accumulation unit value:
    Beginning of period                    $7.52       $10.46       $13.87       $17.21       $10.61       $10.00
    End of period                          $9.19        $7.52       $10.46       $13.87       $17.21       $10.61
  Accumulation units outstanding
  at the end of period                    420,420      590,048      812,892     1,039,823     289,870       2,772

JNL/T. Rowe Price Established
Growth Division
  Accumulation unit value:
    Beginning of period                    $8.22       $10.87       $12.28       $12.50       $10.00       N/A(d)
    End of period                         $10.58        $8.22       $10.87       $12.28       $12.50       N/A(d)
  Accumulation units outstanding
  at the end of period                    353,669      381,588      519,112      466,612      268,215      N/A(d)

JNL/T. Rowe Price
Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                   $10.25       $13.31       $13.71       $12.97       $10.95       $10.00
    End of period                         $14.01       $10.25       $13.31       $13.71       $12.97       $10.95
  Accumulation units outstanding
  at the end of period                    438,725      345,575      450,065      476,086      170,064         -

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                    $8.96       $10.93       $11.00       $10.00       N/A(m)       N/A(m)
    End of period                         $11.48        $8.96       $10.93       $11.00       N/A(m)       N/A(m)
  Accumulation units outstanding
  at the end of period                    178,918      207,120      199,719      35,883       N/A(m)       N/A(m)

JNL/Mellon Capital Management
25 Division
  Accumulation unit value:
    Beginning of period                   $10.15        $9.05       N/A(r)       N/A(r)       N/A(r)       N/A(r)
    End of period                         $13.24       $10.15       N/A(r)       N/A(r)       N/A(r)       N/A(r)
  Accumulation units outstanding
  at the end of period                     7,489         269        N/A(r)       N/A(r)       N/A(r)       N/A(r)

JNL/Mellon Capital Management
Communications Sector Division
  Accumulation unit value:
    Beginning of period                   $10.00       N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)
    End of period                         $10.68       N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)
  Accumulation units outstanding
  at the end of period                       -         N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)

JNL/Mellon Capital Management
Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                   $10.00       N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)
    End of period                         $10.18       N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)
  Accumulation units outstanding
  at the end of period                       -         N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)

JNL/Mellon Capital Management
The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                   $11.48        $9.37       N/A(r)       N/A(r)       N/A(r)       N/A(r)
    End of period                         $14.26       $11.48       N/A(r)       N/A(r)       N/A(r)       N/A(r)
  Accumulation units outstanding
  at the end of period                     7,356         214        N/A(r)       N/A(r)       N/A(r)       N/A(r)

JNL/Mellon Capital Management
Energy Sector Division
  Accumulation unit value:
    Beginning of period                   $10.00       N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)
    End of period                         $10.54       N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)
  Accumulation units outstanding
  at the end of period                       -         N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)

JNL/Mellon Capital Management
Financial Sector Division
  Accumulation unit value:
    Beginning of period                   $10.00       N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)
    End of period                         $10.23       N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)
  Accumulation units outstanding
  at the end of period                      102        N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)

JNL/Mellon Capital Management
Global 15 Division
  Accumulation unit value:
    Beginning of period                    $9.13       N/A(z)       N/A(z)       N/A(z)       N/A(z)       N/A(z)
    End of period                         $12.96       N/A(z)       N/A(z)       N/A(z)       N/A(z)       N/A(z)
  Accumulation units outstanding
  at the end of period                     3,378       N/A(z)       N/A(z)       N/A(z)       N/A(z)       N/A(z)

JNL/Mellon Capital Management
Pharmaceutical/Healthcare Sector
Division
  Accumulation unit value:
    Beginning of period                   $10.00       N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)
    End of period                         $10.22       N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)
  Accumulation units outstanding
  at the end of period                      122        N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)

JNL/Mellon Capital Management
The S&P (R) 10 Division
  Accumulation unit value:
    Beginning of period                    $9.07        $8.89       N/A(u)       N/A(u)       N/A(u)       N/A(u)
    End of period                         $10.66        $9.07       N/A(u)       N/A(u)       N/A(u)       N/A(u)
  Accumulation units outstanding
  at the end of period                     9,522          -         N/A(u)       N/A(u)       N/A(u)       N/A(u)

JNL/Mellon Capital Management
Small Cap Division
  Accumulation unit value:
    Beginning of period                   $10.73       N/A(z)       N/A(z)       N/A(z)       N/A(z)       N/A(z)
    End of period                         $15.32       N/A(z)       N/A(z)       N/A(z)       N/A(z)       N/A(z)
  Accumulation units outstanding
  at the end of period                    26,923       N/A(z)       N/A(z)       N/A(z)       N/A(z)       N/A(z)

JNL/Mellon Capital Management
Technology Sector Division
  Accumulation unit value:
    Beginning of period                   $10.00       N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)
    End of period                         $10.08       N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)
  Accumulation units outstanding
  at the end of period                       -         N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)      N/A(ab)

(a)  The Separate Account commenced operations on November 27, 1998.
(b) Each of the JNL/PPM America Balanced Division and the JNL/Salomon Brothers Global Bond Division commenced operations on January 21, 1999. (c) JNL/Select Large Cap Growth Division commenced operations on January 29, 1999. (d) JNL/T. Rowe Price Established Growth Division commenced operations on February 9, 1999.
(e) JNL/Eagle Core Equity Division commenced operations on March 22, 1999 (f) JNL/S&P Very Aggressive Growth Division I commenced operations on April 1, 1999.
(g) Each of the JNL/S&P Moderate Growth Division I and the JNL/S&P Aggressive Growth Division I commenced operations on April 8, 1999. (h) JNL/S&P Conservative Growth Division I commenced operations on April 9, 1999. (i) JNL/S&P Equity Growth Division I commenced operations on April 13, 1999.
(j) JNL/S&P Equity Aggressive Growth Division I commenced operations on April 15, 1999. (k) JNL/Eagle SmallCap Equity Division commenced operations on April 22, 1999
(l)  Prior to May 1, 2000, the JNL/Putnam International Equity Division was the
     T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.
(m) Each of the JNL/Alliance Capital Growth Division, JNL/FMR Balanced Division, JNL/Putnam Midcap Growth Division, and the JNL/T. Rowe Price Value Division commenced operations on May 1, 2000.
(n) Each of the JNL/Oppenheimer Global Growth Division and the JNL/Oppenheimer Growth Division commenced operations on May 1, 2001.
(o) Each of the JNL/AIM Large Cap Growth Division, JNL/AIM Premier Equity II Division, JNL/AIM Small Cap Growth Division, JNL/Lazard Mid Cap Value Division, JNL/Lazard Small Cap Value Division and the JNL/PIMCO Total Return Bond Division commenced operations on October 29, 2001.
(p) JNL/Mellon Capital Management International Index Division commenced operations on October 4, 2002. (q) JNL/Mellon Capital Management Bond Index Division commenced operations on October 7, 2002.
(r) Each of the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division, JNL/Mellon Capital Management 25 Division, and the JNL/Mellon Capital Management The DowSM 10 Division commenced operations on October 9, 2002.
(s) JNL/Mellon Capital Management S&P 500 Index Division commenced operations on October 17, 2002. (t) JNL/PPM America Value Division commenced operations on October 29, 2002. (u) JNL/Mellon Capital Management The S&P
     (R) 10 Division commenced operations on November 8, 2002. (v) JNL/JPMorgan International Value Division commenced operations on November 12, 2002. (w) JNL/S&P Core Index 100 Division commenced operations on November 13, 2002.
(x) Each of the JNL/Mellon Capital Management S&P 400 MidCap Index Division and the JNL/Mellon Capital Management Small Cap Index Division commenced operations on November 29, 2002.
(y)  JNL/S&P Core Index 50 Division commenced operations on February 3, 2003.
(z) Each of the JNL/Mellon Capital Management Global 15 Division and the JNL/Mellon Capital Management Small Cap Division commenced operations on April 14, 2003.
(aa) JNL/S&P Core Index 75 Division commenced operations on May 30, 2003. (ab) Commenced operations on December 15, 2003.
(ac) The JNL/Select Global Growth Fund is not available as an investment option. It is only available as an underlying Fund of the JNL/S&P Conservative Growth Fund I, the JNL/S&P Moderate Growth Fund I, the JNL/S&P Aggressive Growth Fund I, the JNL/S&P Very Aggressive Growth Fund I, the JNL/S&P Equity Growth Fund I, and the JNL/S&P Equity Aggressive Growth Fund I.


The consolidated balance sheets of Jackson National NY as of December 31, 2003 and 2002, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2003, and the statements of assets and liabilities of JNLNY Separate Account I as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended are included in the SAI.


                              THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson National NY is a Contract between you, the owner, and Jackson National NY, an insurance company. The Contract provides a means for allocating on a tax-deferred basis to guaranteed fixed accounts and Investment Divisions. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The Contract, like all deferred annuity Contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified Contract or a tax-qualified Contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers guaranteed fixed accounts. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National NY for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National NY. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

As the owner, you can exercise all the rights under the Contract. You and your spouse can be joint owners. You can assign the Contract at any time during your lifetime but Jackson National NY will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The Contracts described in this prospectus are single premium deferred annuities and may be issued as either individual or group Contracts. In those states where Contracts are issued as group Contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                   THE COMPANY

Jackson National NY is a stock life insurance company organized under the laws of the state of New York in July 1995. Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. Jackson National NY is admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. Jackson National NY is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National NY has responsibility for administration of the Contracts and the separate account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract owner and the number and type of Contracts issued to each Contract owner, and records with respect to the value of each Contract.


Jackson National NY is working to provide statements/correspondence/information electronically. When this program is available, Jackson National NY will, if possible, forward statements/correspondence/information electronically. If you elect to receive statements/correspondence electronically and wish to discontinue electronic delivery, contact Jackson National NY's Service Center in writing.


                          THE GUARANTEED FIXED ACCOUNTS

If you select a guaranteed fixed account, your money will be placed with Jackson National NY's other assets. The guaranteed fixed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed fixed accounts. Disclosures regarding the Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Your Contract contains a more complete description of the guaranteed fixed accounts.

                              THE SEPARATE ACCOUNT

The JNLNY Separate Account I was established by Jackson National NY on September 12, 1997, pursuant to the provisions of New York law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National NY and the obligations under the Contracts are obligations of Jackson National NY. However, the Contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National NY may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson National NY may issue.

The separate account is divided into Investment Divisions. Jackson National NY does not guarantee the investment performance of the separate account or the Investment Divisions.

                              INVESTMENT DIVISIONS

You can put money in any or all of the Investment Divisions; however, you may not allocate your money to more than 18 variable options plus the guaranteed fixed accounts during the life of your Contract. The Investment Divisions purchase shares of the following mutual Funds:


JNL SERIES TRUST
     JNL/AIM Large Cap Growth Fund
     JNL/AIM Small Cap Growth Fund
     JNL/Alger Growth Fund
     JNL/Alliance Capital Growth Fund
     JNL/Eagle Core Equity Fund
     JNL/Eagle SmallCap Equity Fund
     JNL/FMR Balanced Fund
     JNL/FMR Capital Growth Fund
     JNL/JPMorgan International Value Fund
     JNL/Lazard Mid Cap Value Fund
     JNL/Lazard Small Cap Value Fund
     JNL/Mellon Capital Management S&P 500 Index Fund
     JNL/Mellon Capital Management S&P 400 MidCap Index Fund
     JNL/Mellon Capital Management Small Cap Index Fund
     JNL/Mellon Capital Management Bond Index Fund
     JNL/Mellon Capital Management International Index Fund
     JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund JNL/Oppenheimer Global Growth Fund
     JNL/Oppenheimer Growth Fund
     JNL/PIMCO Total Return Bond Fund
     JNL/PPM America Balanced Fund
     JNL/PPM America High Yield Bond Fund
     JNL/PPM America Money Market Fund
     JNL/PPM America Value Fund
     JNL/Putnam Equity Fund
     JNL/Putnam International Equity Fund
     JNL/Putnam Midcap Growth Fund
     JNL/Putnam Value Equity Fund
     JNL/Salomon Brothers Strategic Bond Fund
     JNL/Salomon Brothers U.S. Government & Quality Bond Fund
     JNL/Select Large Cap Growth Fund
     JNL/Select Global Growth Fund
     JNL/T. Rowe Price Established Growth Fund
     JNL/T. Rowe Price Mid-Cap Growth Fund
     JNL/T. Rowe Price Value Fund
     JNL/S&P Aggressive Growth Fund I
     JNL/S&P Conservative Growth Fund I
     JNL/S&P Equity Aggressive Growth Fund I
     JNL/S&P Equity Growth Fund I
     JNL/S&P Moderate Growth Fund I
     JNL/S&P Very Aggressive Growth Fund I
     JNL/S&P Core Index 50 Fund
     JNL/S&P Core Index 75 Fund
     JNL/S&P Core Index 100 Fund


JNLNY VARIABLE FUND I LLC
     JNL/Mellon Capital Management The DowSM 10 Fund
     JNL/Mellon Capital Management The S&P(R) 10 Fund
     JNL/Mellon Capital Management Global 15 Fund
     JNL/Mellon Capital Management 25 Fund
     JNL/Mellon Capital Management Small-Cap Fund

JNL VARIABLE FUND LLC
     JNL/Mellon Capital Management Communications Sector Fund
     JNL/Mellon Capital Management Consumer Brands Sector Fund
     JNL/Mellon Capital Management Energy Sector Fund
     JNL/Mellon Capital Management Financial Sector Fund
     JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund




The Funds are described in the attached prospectuses for the Funds. Jackson National Asset Management, LLC serves as investment adviser for all of the Funds. The sub-adviser for each Fund is listed in the following table:


SUB-ADVISER                                             FUND
------------------------------------------------------- ------------------------------------------------------------------------
AIM Capital Management, Inc.                            JNL/AIM Large Cap Growth Fund
                                                        JNL/AIM Small Cap Growth Fund
------------------------------------------------------- ------------------------------------------------------------------------
Alliance Capital Management L.P.                        JNL/Alliance Capital Growth Fund
------------------------------------------------------- ------------------------------------------------------------------------
Fred Alger Management, Inc.                             JNL/Alger Growth Fund
------------------------------------------------------- ------------------------------------------------------------------------
Eagle Asset Management, Inc.                            JNL/Eagle Core Equity Fund
                                                        JNL/Eagle SmallCap Equity Fund
------------------------------------------------------- ------------------------------------------------------------------------
Fidelity Management & Research Company                  JNL/FMR Balanced Fund
                                                        JNL/FMR Capital Growth Fund
------------------------------------------------------- ------------------------------------------------------------------------
J.P. Morgan Investment Management, Inc. JNL/JPMorgan International Value Fund
------------------------------------------------------- ------------------------------------------------------------------------
Lazard Asset Management                                 JNL/Lazard Mid Cap Value Fund
                                                        JNL/Lazard Small Cap Value Fund
------------------------------------------------------- ------------------------------------------------------------------------
Mellon Capital Management Corporation                   JNL/Mellon Capital Management S&P 500 Index Fund
                                                        JNL/Mellon Capital Management S&P 400 MidCap Index Fund
                                                        JNL/Mellon Capital Management Bond Index Fund
                                                        JNL/Mellon Capital Management International Index Fund
                                                        JNL/Mellon Capital Management Small Cap Index Fund
                                                        JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
                                                        JNL/Mellon Capital Management The DowSM 10 Fund
                                                        JNL/Mellon Capital Management The S&P 10 Fund
                                                        JNL/Mellon Capital Management Global 15 Fund
                                                        JNL/Mellon Capital Management 25 Fund
                                                        JNL/Mellon Capital Management Select Small-Cap Fund
                                                        JNL/Mellon Capital Management Communications Sector Fund
                                                        JNL/Mellon Capital Management Consumer Brands Fund
                                                        JNL/Mellon Capital Management Energy Sector Fund
                                                        JNL/Mellon Capital Management Financial Sector Fund
                                                        JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund
                                                        JNL/Mellon Capital Management Technology Sector Fund
------------------------------------------------------- ------------------------------------------------------------------------
OppenheimerFunds, Inc.                                  JNL/Oppenheimer Global Growth Fund
                                                        JNL/Oppenheimer Growth Fund
------------------------------------------------------- ------------------------------------------------------------------------
Pacific Investment Management Company                   JNL/PIMCO Total Return Bond Fund
------------------------------------------------------- ------------------------------------------------------------------------
PPM America, Inc.                                       JNL/PPM America Balanced Fund
                                                        JNL/PPM America High Yield Bond Fund
                                                        JNL/PPM America Money Market Fund
                                                        JNL/PPM America Value Fund
------------------------------------------------------- ------------------------------------------------------------------------
Putnam Investment Management, Inc.                      JNL/Putnam Equity Fund
                                                        JNL/Putnam International Equity Fund
                                                        JNL/Putnam Midcap Growth Fund
                                                        JNL/Putnam Value Equity Fund
------------------------------------------------------- ------------------------------------------------------------------------
Standard & Poor's Investment Advisory                   JNL/S&P Aggressive Growth Fund I
Services, Inc.                                          JNL/S&P Conservative Growth Fund I
                                                        JNL/S&P Equity Aggressive Growth Fund I
                                                        JNL/S&P Equity Growth Fund I
                                                        JNL/S&P Moderate Growth Fund I
                                                        JNL/S&P Very Aggressive Growth Fund I
                                                        JNL/S&P Core Index 100 Fund
                                                        JNL/S&P Core Index 75 Fund
                                                        JNL/S&P Core Index 50 Fund
------------------------------------------------------- ------------------------------------------------------------------------
Salomon Brothers Asset Management Inc                   JNL/Salomon Brothers Strategic Bond Fund
                                                        JNL/Salomon Brothers U.S. Government & Quality Bond Fund
------------------------------------------------------- ------------------------------------------------------------------------
T. Rowe Price Associates, Inc.                          JNL/T. Rowe Price Established Growth Fund
                                                        JNL/T. Rowe Price Mid-Cap Growth Fund
                                                        JNL/T. Rowe Price Value Fund
------------------------------------------------------- ------------------------------------------------------------------------
Wellington Management Company LLP                       JNL/Select Large Cap Growth Fund
                                                        JNL/Select Global Growth Fund

------------------------------------------------------- ------------------------------------------------------------------------

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual Funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of such mutual Funds. We cannot guarantee and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment advisers. The Funds described are available only through variable annuity Contracts issued by Jackson National Life NY. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


Depending on market conditions, you can make or lose money in any of the Investment Divisions that invest in the Fund. You should read the prospectuses for the JNL Series Trust, JNL Variable Fund LLC and JNLNY Variable Fund I LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.


VOTING RIGHTS. To the extent required by law, Jackson National NY will obtain from you and other owners of the Contracts instructions as to how to vote when a Fund solicits proxies in conjunction with a vote of shareholders. When Jackson National NY receives instructions, we will vote all the shares Jackson National NY owns in proportion to those instructions.

SUBSTITUTION. Jackson National NY may be required to, or determine in its sole discretion to, substitute a different mutual Fund for the one the Investment Division is currently invested in. This will be done with any required approval of the SEC. Jackson National NY will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges and other expenses associated with the Contracts that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National NY makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.40% of the daily value of the Contracts invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts.

These charges are for the mortality risks, expense risks and administrative expenses. We will pay the charges not covered by the insurance charges. These charges compensate us for the risks we assume in connection with all the Contracts, not just your Contract. The mortality risks that Jackson National NY assumes arise from our obligations under the Contracts:

     o to make income payments for the life of the annuitant during the income phase;

     o    to waive the withdrawal charge in the event of your death; and

     o    to provide a standard death benefit prior to the income date.

The expense risk that Jackson National NY assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the Contract maintenance charge.

CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National NY deducts a $30 annual Contract maintenance charge on each anniversary of the date on which your Contract was issued. If you make a complete withdrawal from your Contract, the Contract maintenance charge will also be deducted. This charge is for administrative expenses. The Contract maintenance charge will be assessed on the contract anniversary or upon full withdrawal and is taken from the Investment Divisions and guaranteed fixed account options based on the proportion their respective value bears to the contract value.

Jackson National NY will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson National NY may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract year. Jackson National NY may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

WITHDRAWAL CHARGE. During the accumulation phase (if and to the extent that contract value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you can make withdrawals from your Contract without imposition of a Withdrawal Charge of:

     o premiums which are not subject to a Withdrawal Charge (premiums in your annuity for seven years or longer and not previously withdrawn),

     o    earnings, and


     o 10% during each Contract year for the first withdrawal of premium of the year, 10% of premium paid that is still subject to a Withdrawal Charge (not yet withdrawn), less earnings ("Free Withdrawal") (and required minimum distributions will be counted as part of the Free Withdrawal amount).


Withdrawals in excess of that will be charged a Withdrawal Charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The Withdrawal Charge compensates us for costs associated with selling the Contracts.

For purposes of the withdrawal charge, Jackson National NY treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the Withdrawal Charge is based on premiums remaining in the Contract. If you make a full withdrawal you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a Withdrawal Charge. If you withdraw only part of the value of your Contract, we deduct the Withdrawal Charge from the remaining value in your Contract.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.


Jackson National NY does not assess the Withdrawal Charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (if the withdrawal requested exceeds the minimum distribution requirements, the entire withdrawal will be subject to the withdrawal charge, if applicable). Withdrawals for terminal illness or other specified conditions as defined by Jackson National NY may not be subject to a Withdrawal Charge. These provisions are not available in all states.


Jackson National NY may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between Jackson National NY and a prospective purchaser. Jackson National NY may not deduct a Withdrawal Charge under a Contract issued to an officer, director, agent or employee of Jackson National NY or any of its affiliates.

OTHER EXPENSES. Jackson National NY pays the operating expenses of the separate account, including those not covered by the mortality and expense and administrative charge.

There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectus for the Funds.


Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of .15%; the JNL/ Mellon Capital Management Global 15 Fund pays an administrative fee of .20%; the nine JNL/S&P Funds pay an administrative fee of .05%; the other Funds pay an administrative fee of .10%. The administrative fees are paid to Jackson National Asset Management, LLC.


PREMIUM TAXES. Some governmental entities charge premium taxes or other similar taxes. Jackson National NY is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Premium taxes generally range from 0% to 3.5% depending on the state. New York does not currently impose a premium tax on annuity premiums.

INCOME TAXES. Jackson National NY reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National NY during the valuation period which are determined by Jackson National NY to be attributable to the operation of the Investment Division. No federal income taxes are applicable under present law, and we are not making any such deduction.


DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., is located at 8055 E. Tufts Avenue, Denver, Colorado 80237, and serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. and Jackson National NY are wholly owned subsidiaries of Jackson National Life Insurance Company.


Commissions will be paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. We may also pay commissions on the income date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. Under certain circumstances, Jackson National NY may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. While overrides may vary, they are not expected to exceed .25% of any premium payment. Jackson National NY may under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. Jackson National NY may use any of its corporate assets to cover the cost of distribution, including any profit from the Contract insurance charges. Jackson National NY is affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. D/B/A Invest Financial Corporation, and

     o    Investment Centers of America, Inc.


The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between .30% and .45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.


                                    PURCHASES

MINIMUM INITIAL PREMIUM:

     o    $5,000 under most circumstances

     o    $2,000 for a qualified plan Contract

     o    The maximum we accept without our prior approval is $1 million.

MINIMUM ADDITIONAL PREMIUMS:

     o    $500

     o    $50 under the automatic payment plan

     o You can pay additional premiums at any time during the accumulation phase.


The minimum that you may allocate to a guaranteed fixed account or Investment Division is $100. There is a $100 minimum balance requirement for each guaranteed fixed account and Investment Division. A withdrawal request that would reduce the remaining contract value to less than $100 will be treated as a request for a complete withdrawal.


ALLOCATIONS OF PREMIUM. When you purchase a Contract, Jackson National NY will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National NY will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than 18 variable options available under the Contract; however, you may not allocate your money to more than 18 variable options plus the guaranteed fixed accounts during the life of your Contract.

Jackson National NY will issue your Contract and allocate your first premium within two business days after we receive your first premium and all information required by us for purchase of a Contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson National NY is unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National NY business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


CAPITAL PROTECTION PROGRAM. Jackson National NY offers a Capital Protection program that a Contract owner may request at issue. Under this program, Jackson National NY will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1, 3, 5, or 7 years, the total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.


For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National NY receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Divisions you select.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

ACCUMULATION UNITS. The contract value allocated to the Investment Divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your Contract, Jackson National NY uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National NY determines the value of an accumulation unit for each of the Investment Divisions. This is done by:

     1. determining the total amount of assets held in the particular Investment Division;

     2. subtracting any insurance charges and any other charges, such as taxes;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National NY credits your Contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National NY's business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.

                                    TRANSFERS

You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between Investment Divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed fixed account or Investment Division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer.

RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

     o    limiting the dollar amount that you may transfer at any one time.


If we identify a pattern of frequent trading in and out of the sub-accounts, we place the Contract on a watch list, and if the trading pattern continues, we may terminate the transfer privileges, or terminate electronic or telephone transfer privileges or require the transfer instructions to be mailed through regular US postal service, as necessary. We do not exempt any person or class of persons from this policy. We reserve the right to change, terminate, limit, or suspend the transfer provisions at any time. If we limit the transfer privileges, you may need to make a partial surrender to access the value of the Contract in the Investment Divisions from which you sought a transfer. We will notify you and your representative in writing within 5 days after the pattern of frequent trading is identified.

Starting May 1, 2004, We will restrict round trip transfers made within 15 calendar days. We will allow redemptions from a sub-account, however, once a complete or partial redemption has been made from a sub-account through a sub-account transfer, you will not be permitted to transfer contract value back into that sub-account within 15 calendar days of the redemption. This restriction will not apply to the money market sub-account, the Fixed Accounts, Dollar Cost Averaging or the Automatic Rebalancing program. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous 15 days whether the transfer was requested by you or a third party. This restriction is designed to prevent abusive trading practices. If We determine that our goal of curtailing abusive trading practices is not being fulfilled, We may amend or replace the procedure described above without prior notice. We will consider waiving the procedure described above for unanticipated financial emergencies. Please contact our Service Center if your transfer request entails what you believe is a financial emergency.

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jnlny.com, our Internet Web site, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnlny.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our Web site, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Service Center number referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all Web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

HOW TO CANCEL A TRANSACTION. Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.

OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in good order. Upon notification of the owner's death, any telephone transfer authorization, other than by the surviving joint owners, designated by the owner ceases and We will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

Upon notification of the owner's death, any telephone transfer authorization, other than by the surviving joint owners, designated by the owner, ceases, and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.


                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1. the value of the Contract on the day your withdrawal request is received by Us;

     2.   less any premium tax;

     3.   less any Contract maintenance charge; and

       4. less any withdrawal charge.


Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in the guaranteed fixed account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining contract value to less then $100 will be treated as a request for a complete withdrawal.


Your withdrawal request must be in writing. Jackson National NY will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse Contract holder monies.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limitations on withdrawals from qualified plans.  See "Taxes."

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National NY may be required to suspend or delay withdrawals or transfers from an Investment Division when:

     a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     b)   trading on the New York Stock Exchange is restricted;

     c) an emergency exists so that it is not reasonably practicable to dispose of securities in the separate account or determine the division value of its assets; or,

     d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National NY has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your Contract. The income date is the month and year in which those payments begin. The income date must be at least one year after your Contract is issued. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us notice 7 days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified Contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the investment allocations that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $2,000 to apply toward an income option and state law permits, Jackson National NY may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $20 and state law permits, Jackson National NY may set the frequency of payments so that the first payment would be at least $20.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your Contract in the Investment Division(s) on the income date;

     2. the 3% assumed investment rate used in the annuity table for the Contract; and

     3.   the performance of the Investment Divisions you selected.

Jackson National NY calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your contract value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments. (Each description assumes that you are the owner and annuitant.)

     OPTION 1 - Life Income. This income option provides monthly payments for your life.

     OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

     OPTION 3 - Life Annuity With 120 or 240 Monthly Fixed Periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     ADDITIONAL OPTIONS - Other income options may be made available by Jackson National NY.

                                  DEATH BENEFIT


The death benefit paid to your beneficiary upon your death is calculated as of the date we receive completed claim forms and proof of death from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive completed claim forms and due proof of death from the first beneficiary). The difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Lansing, Michigan service center.


DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies and the surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies. Jackson National NY may limit permissible joint owners to spouses.

The death benefit equals the greatest of:

     1.   current contract value;

     2.   the total premiums paid prior to your death, minus the sum of:

          a.   withdrawals and withdrawal charges, and

          b.   premium taxes;

     3. the greatest anniversary value prior to your 86th birthday. The anniversary value is the contract value on the first day of a Contract year, less any withdrawals and withdrawal charges, plus any additional premiums since that day.

The death benefit can be paid under one of the following death benefit options:

          o    single lump sum payment; or

          o payment of entire death benefit within 5 years of the date of death; or

          o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National NY receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National NY will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current contract value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the income date. If this Preselected Death Benefit Option election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected. The Contract and its optional benefits remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

If you have elected the Preselected Death Benefit Option election the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) plans or H.R. 10 Plan) your Contract will be what is referred to as a qualified Contract. Tax deferral under a tax-qualified Contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified Contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified Contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified Contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life or a period not exceeding the life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.


TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.


WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract owner had no liability for the fees and
(iii) the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest income date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract will be tax-exempt life insurance benefits to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract, and all riders attached thereto, has been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of a Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.


OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas a Contract offers 55 Investment Divisions and 4 Fixed Accounts, although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.


                                OTHER INFORMATION


DOLLAR COST AVERAGING. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other guaranteed fixed accounts from the one-year guaranteed fixed accounts or any of the other Investment Divisions. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs, and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.


EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the 1-year guaranteed fixed account option and the JNL/PPM America Money Market Fund).


REBALANCING. You can arrange to have Jackson National NY automatically reallocate your contract value among Investment Divisions and the 1-year Fixed Account periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your contract value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

Jackson National NY does not currently charge for participation in this program. We may do so in the future.

FREE LOOK. You may return your Contract to the selling agent or Jackson National NY within twenty days after receiving it. Jackson National NY will return the contract value in the Investment Divisions plus any fees and expenses deducted from the premiums prior to allocation to the Investment Divisions plus the full amount of premiums you allocated to the guaranteed fixed accounts, minus any withdrawal from the guaranteed fixed account. We will determine the contract value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. Jackson National NY will return premium payments where required by law.

ADVERTISING. From time to time, Jackson National NY may advertise several types of performance for the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the Contract maintenance charge and withdrawal charge. The deduction of the Contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.


MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with Jackson National NY's administrative systems, rules and procedures. Prior to 2001, we required entities performing market timing and asset allocation services to enter into a market timing agreement, which set forth certain conditions intended to limit adverse impact on the other Contract owners. We no longer require an agreement, as we limit such transfers as described below, and in the "Transfers" section of this Prospectus. Because excessive trades in an underlying Fund can hurt the Fund and corresponding Investment Division's performance and harm Contract owners, Jackson National reserves the right to refuse any transfer requests Contracts from a market timing and asset allocation service or other non-Contract owners that it believes will disadvantage the Fund or the Contract owners.


Market timing or asset allocation services may conflict with transactions under Jackson National's dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs"). Accordingly, when Jackson National receives notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, Jackson National will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National NY may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson National NY may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National NY.

LEGAL PROCEEDINGS. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson National Life Insurance Company of New York is a party.


Jackson National Life Insurance Company ("Jackson National" or "JNL"), Jackson National NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

--------------------------------------------------------------------------------
QUESTIONS. If you have questions about your Contract, you may call or write to us at:


o Jackson National NY Annuity Service Center: (800) 599-5651, P.O. Box 378004, Denver, Colorado 80237

o Institutional Marketing Group Service Center: (888) 464-7779, P.O. Box 30901, Lansing, Michigan 48909-8401.

--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History................................        2


Services ......................................................        3

Purchase of Securities Being Offered ..........................        3


Underwriters ..................................................        3

Calculation of Performance ....................................        3


Additional Tax Information ....................................        6

Income Payments; Net Investment Factor ........................       18

Financial Statements ..........................................       20

                                   APPENDIX A


DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The DowSM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The DowSM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The DowSM 10 Fund, or the owners of the JNL/Mellon Capital Management The Dow 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.


--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o    THE RESULTS TO BE OBTAINED BY THE  JNL/MELLON  CAPITAL  MANAGEMENT THE
          DOWSM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND, OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

--------

1    See "Contract Charges"

2 The withdrawal charge decreases based on the timing of premium payments not Contract years. When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $15 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Withdrawal charges and interest rate adjustments will not be charged on wire/overnight fees.

3 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2004




                     INDIVIDUAL AND GROUP DEFERRED FIXED AND
                           VARIABLE ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
             OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK




This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2004. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 378004, Denver, Colorado 80237, or calling 1-800-599-5651. Not all Investment Divisions described in this SAI may be available for investment.






                                TABLE OF CONTENTS
                                                                      PAGE

General Information and History..........................................2
Services.................................................................2
Purchase of Securities Being Offered.....................................2
Underwriters.............................................................3
Calculation of Performance...............................................3
Additional Tax Information...............................................9
Net Investment Factor ..................................................20
Financial Statements ...................................................22

GENERAL INFORMATION AND HISTORY

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson National NY). In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National NY is a wholly-owned subsidiary of Jackson National Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.
..

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 AND THE S&P 400 INDEXES OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISION, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SERVICES

Jackson National NY keeps the assets of the Separate Account. Jackson National NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.


The financial statements of JNLNY Separate Account I and Jackson National NY for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 300 East Wacker Drive, Suite 1400, Chicago, Illinois 60601.


Jorden Burt LLP has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 East Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National Life Insurance Company.


The aggregate amount of underwriting commissions paid to broker/dealers were:
$3,587,923 in 2001, $4,595,280 in 2002 and $484,869 in 2003. This product was not available in 2000. JNLD did not retain any portion of the commissions.


CALCULATION OF PERFORMANCE

When Jackson National NY advertises performance for an Investment Division (except the JNL/PPM America Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Jackson National NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long term investment, therefore Jackson National NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than original cost.

Jackson National NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                                [OBJECT OMITTED]

Where:

      a   =   net investment  income earned during the period by the
              Fund attributable to shares owned by the
              Investment Division.
      b   =   expenses for the Investment  Division  accrued for the
              period (net of reimbursements).
      c   =   the  average  daily  number  of   accumulation   units
              outstanding during the period.
      d   =   the maximum  offering price per  accumulation  unit on
              the last day of the period.

The maximum withdrawal charge is 7%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/PPM America Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/PPM America Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/PPM America Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/PPM America Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/PPM America Money Market Division nor that Division's investment in the JNL/PPM America Money Market Fund, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National NY is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National NY and its operations form a part of Jackson National NY.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas the Contract offers 56 Investment Divisions and 7 Fixed Accounts although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30 day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple annuity Contracts which are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY V. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract. The IRS has announced that it is reconsidering this rule and that during its reconsideration, the rule is not effective. The IRS has further announced that if this rule, or a similar rule is adopted after its reconsideration, such rule will not come into effect before January 2004.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National NY's administrative procedures. Jackson National NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National NY specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National NY in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457


         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of 100% of the participant's includible compensation, or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3% of compensation limitation on deferrals to 100% of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.


         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

          o    attains age 70 1/2,

          o    severs employment,

          o    dies, or

          o suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. The net investment factor for any investment division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

          (a)  is the net result of:

               (1) the net asset value of a Fund share held in the investment division determined as of the valuation date at the end of the valuation period, plus

               (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

               (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National NY during the valuation period which are determined by Jackson National NY to be attributable to the operation of the investment division (no federal income taxes are applicable under present law);

          (b) is the net asset value of the Fund share held in the investment division determined as of the valuation date at the end of the preceding valuation period; and

          (c) is the asset charge factor determined by Jackson National NY for the valuation period to reflect the asset based charges (the mortality and expense risks), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                           JNLNY SEPARATE ACCOUNT - I

                               [GRAPHIC OMITTED]

                              FINANCIAL STATEMENTS

                               DECEMBER 31, 2003


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                              JNL/AIM            JNL/AIM             JNL/AIM          JNL/Alger
                                              Large Cap      Premier Equity II      Small Cap           Growth
                                          Growth Portfolio      Portfolio       Growth Portfolio      Portfolio
                                          -----------------  -----------------  ------------------ -----------------
ASSETS
Investments, at value (a)                      $ 1,356,428          $ 407,432         $ 2,531,475       $ 7,075,708
Receivables:
   Investment securities sold                       15,941                239                 846               470
   Sub-account units sold                           15,488                  -              16,572                 -
                                          -----------------  -----------------  ------------------ -----------------
TOTAL ASSETS                                     1,387,857            407,671           2,548,893         7,076,178
                                          -----------------  -----------------  ------------------ -----------------

LIABILITIES
Payables:
   Investment securities purchased                  15,488                  -              16,572                 -
   Sub-account units redeemed                       15,877                220                 732               188
   Insurance fees due to Jackson National
      Life of New York                                  64                 19                 114               282
                                          -----------------  -----------------  ------------------ -----------------
TOTAL LIABILITIES                                   31,429                239              17,418               470
                                          -----------------  -----------------  ------------------ -----------------
NET ASSETS (NOTE 6)                            $ 1,356,428          $ 407,432         $ 2,531,475       $ 7,075,708
----------------------------------------  =================  =================  ================== =================


(a)  Investment shares                             127,844             42,047             216,922           479,384
     Investments at cost                       $ 1,250,849          $ 394,371         $ 2,330,409       $ 8,442,254




                                              JNL/Alliance         JNL/Curian          JNL/Curian          JNL/Curian
                                                Capital                25            Communications      Consumer Brands
                                            Growth Portfolio        Portfolio       Sector Portfolio    Sector Portfolio
                                          ---------------------  ----------------  -------------------  ------------------
ASSETS
Investments, at value (a)                          $ 2,402,216       $ 7,121,571                  $ -                 $ -
Receivables:
   Investment securities sold                              288               740                5,448               4,888
   Sub-account units sold                                    -                 -                    -                   -
                                          ---------------------  ----------------  -------------------  ------------------
TOTAL ASSETS                                         2,402,504         7,122,311                5,448               4,888
                                          ---------------------  ----------------  -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                           -                 -                    -                   -
   Sub-account units redeemed                              181               382                5,448               4,888
   Insurance fees due to Jackson National
      Life of New York                                     107               358                    -                   -
                                          ---------------------  ----------------  -------------------  ------------------
TOTAL LIABILITIES                                          288               740                5,448               4,888
                                          ---------------------  ----------------  -------------------  ------------------
NET ASSETS (NOTE 6)                                $ 2,402,216       $ 7,121,571                  $ -                 $ -
----------------------------------------  =====================  ================  ===================  ==================


(a)  Investment shares                                 242,159           521,345                               -        -
     Investments at cost                           $ 2,359,425       $ 5,619,808                  $ -                 $ -




                                                                  JNL/Curian
                                              JNL/Curian           Enhanced
                                                Energy           S&P 500 Stock
                                           Sector Portfolio     Index Portfolio
                                          -------------------  ------------------
ASSETS
Investments, at value (a)                                $ -         $ 1,155,705
Receivables:
   Investment securities sold                          5,374              16,184
   Sub-account units sold                                  -              16,113
                                          -------------------  ------------------
TOTAL ASSETS                                           5,374           1,188,002
                                          -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                         -              16,113
   Sub-account units redeemed                          5,374              16,130
   Insurance fees due to Jackson National
      Life of New York                                     -                  54
                                          -------------------  ------------------
TOTAL LIABILITIES                                      5,374              32,297
                                          -------------------  ------------------
NET ASSETS (NOTE 6)                                      $ -         $ 1,155,705
----------------------------------------  ===================  ==================


(a)  Investment shares                                     -             145,738
     Investments at cost                                 $ -         $ 1,043,517

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                                                                     JNL/Curian
                                              JNL/Curian         JNL/Curian       Pharmaceutical/          JNL/Curian
                                              Financial            Global            Healthcare          S&P 400 MidCap
                                           Sector Portfolio     15 Portfolio      Sector Portfolio      Index Portfolio
                                          ------------------- -----------------  -------------------  ---------------------
ASSETS
Investments, at value (a)                           $ 24,017       $ 1,357,402             $ 34,528            $ 2,079,634
Receivables:
   Investment securities sold                          5,220               134                5,214                    143
   Sub-account units sold                                  -               115                    -                120,036
                                          ------------------- -----------------  -------------------  ---------------------
TOTAL ASSETS                                          29,237         1,357,651               39,742              2,199,813
                                          ------------------- -----------------  -------------------  ---------------------

LIABILITIES
Payables:
   Investment securities purchased                         -               115                    -                120,036
   Sub-account units redeemed                          5,218                66                5,212                     43
   Insurance fees due to Jackson National
      Life of New York                                     2                68                    2                    100
                                          ------------------- -----------------  -------------------  ---------------------
TOTAL LIABILITIES                                      5,220               249                5,214                120,179
                                          ------------------- -----------------  -------------------  ---------------------
NET ASSETS (NOTE 6)                                 $ 24,017       $ 1,357,402             $ 34,528            $ 2,079,634
----------------------------------------  =================== =================  ===================  =====================


(a)  Investment shares                                 2,076           107,220                3,061                181,311
     Investments at cost                            $ 23,508       $ 1,209,242             $ 33,911            $ 1,854,910



                                               JNL/Curian          JNL/Curian           JNL/Curian          JNL/Curian
                                                S&P 500             Small-Cap           Small Cap           Technology
                                            Index Portfolio         Portfolio        Index Portfolio     Sector Portfolio
                                          ----------------------------------------  -------------------  ------------------
ASSETS
Investments, at value (a)                          $ 4,370,817        $ 6,217,015          $ 2,844,286                 $ -
Receivables:
   Investment securities sold                              308                366                  182               4,837
   Sub-account units sold                               20,600            160,529                    -                   -
                                          --------------------- ------------------  -------------------  ------------------
TOTAL ASSETS                                         4,391,725          6,377,910            2,844,468               4,837
                                          --------------------- ------------------  -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                      20,600            160,529                    -                   -
   Sub-account units redeemed                               92                 65                   47               4,837
   Insurance fees due to Jackson National
      Life of New York                                     216                301                  135                   -
                                          --------------------- ------------------  -------------------  ------------------
TOTAL LIABILITIES                                       20,908            160,895                  182               4,837
                                          --------------------- ------------------  -------------------  ------------------
NET ASSETS (NOTE 6)                                $ 4,370,817        $ 6,217,015          $ 2,844,286                 $ -
----------------------------------------  ===================== ==================  ===================  ==================


(a)  Investment shares                                 444,189            385,910              248,192                   -
     Investments at cost                           $ 3,972,471        $ 5,056,405          $ 2,504,472                 $ -




                                              JNL/Curian          JNL/Curian
                                              The Dow SM           The S&P(R)
                                             10 Portfolio        10 Portfolio
                                          -------------------- -----------------
ASSETS
Investments, at value (a)                         $ 8,608,042       $ 8,406,164
Receivables:
   Investment securities sold                             915               525
   Sub-account units sold                              16,121                36
                                          -------------------- -----------------
TOTAL ASSETS                                        8,625,078         8,406,725
                                          -------------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                     16,121                36
   Sub-account units redeemed                             481               101
   Insurance fees due to Jackson National
      Life of New York                                    434               424
                                          -------------------- -----------------
TOTAL LIABILITIES                                      17,036               561
                                          -------------------- -----------------
NET ASSETS (NOTE 6)                               $ 8,608,042       $ 8,406,164
----------------------------------------  ==================== =================


(a)  Investment shares                                608,772           728,437
     Investments at cost                          $ 7,208,937       $ 7,315,430

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                              JNL/Eagle           JNL/Eagle           JNL/Janus           JNL/Janus
                                             Core Equity          SmallCap           Aggressive           Balanced
                                              Portfolio       Equity Portfolio    Growth Portfolio        Portfolio
                                          --------------------------------------  ------------------  ------------------
ASSETS
Investments, at value (a)                       $ 2,925,022         $ 3,055,631         $ 6,730,375         $ 4,997,027
Receivables:
   Investment securities sold                           317                 130                 277                 386
   Sub-account units sold                                 -               3,054                   -                  54
                                          ------------------  ------------------  ------------------  ------------------
TOTAL ASSETS                                      2,925,339           3,058,815           6,730,652           4,997,467
                                          ------------------  ------------------  ------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                        -               3,054                   -                  54
   Sub-account units redeemed                           189                   -                  15                 163
   Insurance fees due to Jackson National
      Life of New York                                  128                 130                 262                 223
                                          ------------------  ------------------  ------------------  ------------------
TOTAL LIABILITIES                                       317               3,184                 277                 440
                                          ------------------  ------------------  ------------------  ------------------
NET ASSETS (NOTE 6)                             $ 2,925,022         $ 3,055,631         $ 6,730,375         $ 4,997,027
----------------------------------------  ==================  ==================  ==================  ==================


(a)  Investment shares                              206,424             181,775             381,324             539,054
     Investments at cost                        $ 2,844,638         $ 2,767,093         $ 9,923,167         $ 4,859,558


                                               JNL/Janus           JNL/Janus          JNL/JPMorgan          JNL/Lazard
                                            Capital Growth      Global Equities      International           Mid Cap
                                               Portfolio           Portfolio        Value Portfolio      Value Portfolio
                                          -------------------- ------------------- -------------------  -------------------
ASSETS
Investments, at value (a)                         $ 6,074,117         $ 3,864,680           $ 775,151          $ 1,954,059
Receivables:
   Investment securities sold                             386                 155                  57               10,637
   Sub-account units sold                                   -                   -              18,578               15,709
                                          -------------------- ------------------- -------------------  -------------------
TOTAL ASSETS                                        6,074,503           3,864,835             793,786            1,980,405
                                          -------------------- ------------------- -------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                          -                   -              18,578               15,709
   Sub-account units redeemed                             147                   7                  22               10,543
   Insurance fees due to Jackson National
      Life of New York                                    239                 148                  35                   94
                                          -------------------- ------------------- -------------------  -------------------
TOTAL LIABILITIES                                         386                 155              18,635               26,346
                                          -------------------- ------------------- -------------------  -------------------
NET ASSETS (NOTE 6)                               $ 6,074,117         $ 3,864,680           $ 775,151          $ 1,954,059
----------------------------------------  ==================== =================== ===================  ===================


(a)  Investment shares                                457,388             221,726             101,327              148,485
     Investments at cost                         $ 10,773,253         $ 6,413,050           $ 683,508          $ 1,788,074



                                                                      JNL/
                                                                 Mellon Capital
                                              JNL/Lazard           Management
                                              Small Cap            Bond Index
                                           Value Portfolio          Portfolio
                                          -------------------  --------------------
ASSETS
Investments, at value (a)                        $ 3,162,272             $ 566,618
Receivables:
   Investment securities sold                         38,302                    29
   Sub-account units sold                             22,854                     -
                                          -------------------  --------------------
TOTAL ASSETS                                       3,223,428               566,647
                                          -------------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                    22,854                     -
   Sub-account units redeemed                         38,160                     -
   Insurance fees due to Jackson National
      Life of New York                                   142                    29
                                          -------------------  --------------------
TOTAL LIABILITIES                                     61,156                    29
                                          -------------------  --------------------
NET ASSETS (NOTE 6)                              $ 3,162,272             $ 566,618
----------------------------------------  ===================  ====================


(a)  Investment shares                               242,320                54,067
     Investments at cost                         $ 2,655,372             $ 579,290

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                            JNL/Mellon Capital
                                                Management           JNL/Oppenheimer        JNL/Oppenheimer          JNL/PIMCO
                                              International           Global Growth              Growth             Total Return
                                             Index Portfolio            Portfolio              Portfolio           Bond Portfolio
                                          ----------------------- ----------------------  ---------------------  -------------------
ASSETS
Investments, at value (a)                              $ 662,506            $ 2,389,409              $ 680,466          $ 8,874,523
Receivables:
   Investment securities sold                             10,967                    238                     32                  503
   Sub-account units sold                                 10,884                 10,180                      -                5,702
                                          ----------------------- ----------------------  ---------------------  -------------------
TOTAL ASSETS                                             684,357              2,399,827                680,498            8,880,728
                                          ----------------------- ----------------------  ---------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                        10,884                 10,180                      -                5,702
   Sub-account units redeemed                             10,932                    129                      -                   77
   Insurance fees due to Jackson National
      Life of New York                                        35                    109                     32                  426
                                          ----------------------- ----------------------  ---------------------  -------------------
TOTAL LIABILITIES                                         21,851                 10,418                     32                6,205
                                          ----------------------- ----------------------  ---------------------  -------------------
NET ASSETS (NOTE 6)                                    $ 662,506            $ 2,389,409              $ 680,466          $ 8,874,523
----------------------------------------  ======================= ======================  =====================  ===================


(a)  Investment shares                                    57,861                236,108                 82,182              754,636
     Investments at cost                               $ 608,499            $ 2,078,627              $ 688,803          $ 8,819,282



                                            JNL/PPM America            JNL/PPM          JNL/PPM America          JNL/PPM
                                                Balanced         America High Yield           Money           America Value
                                               Portfolio           Bond Portfolio       Market Portfolio        Portfolio
                                          ---------------------  --------------------  -------------------  ------------------
ASSETS
Investments, at value (a)                          $ 8,248,656          $ 11,550,577          $ 2,366,552         $ 1,133,160
Receivables:
   Investment securities sold                           39,974                16,216                   99                 162
   Sub-account units sold                               16,000                38,468                    -                   -
                                          ---------------------  --------------------  -------------------  ------------------
TOTAL ASSETS                                         8,304,630            11,605,261            2,366,651           1,133,322
                                          ---------------------  --------------------  -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                      16,000                38,468                    -                   -
   Sub-account units redeemed                           39,617                15,656                    -                 101
   Insurance fees due to Jackson National
      Life of New York                                     357                   560                   99                  61
                                          ---------------------  --------------------  -------------------  ------------------
TOTAL LIABILITIES                                       55,974                54,684                   99                 162
                                          ---------------------  --------------------  -------------------  ------------------
NET ASSETS (NOTE 6)                                $ 8,248,656          $ 11,550,577          $ 2,366,552         $ 1,133,160
----------------------------------------  =====================  ====================  ===================  ==================


(a)  Investment shares                                 530,460             1,327,653            2,366,552              77,086
     Investments at cost                           $ 7,318,222          $ 11,343,728          $ 2,365,804         $ 1,037,974


                                             JNL/Putnam         JNL/Putnam
                                                Equity        International
                                              Portfolio       Equity Portfolio
                                          ------------------  ---------------
ASSETS
Investments, at value (a)                       $ 3,386,462      $ 2,388,582
Receivables:
   Investment securities sold                           141              971
   Sub-account units sold                             7,974                -
                                          ------------------  ---------------
TOTAL ASSETS                                      3,394,577        2,389,553
                                          ------------------  ---------------

LIABILITIES
Payables:
   Investment securities purchased                    7,974                -
   Sub-account units redeemed                             7              872
   Insurance fees due to Jackson National
      Life of New York                                  134               99
                                          ------------------  ---------------
TOTAL LIABILITIES                                     8,115              971
                                          ------------------  ---------------
NET ASSETS (NOTE 6)                             $ 3,386,462      $ 2,388,582
----------------------------------------  ==================  ===============


(a)  Investment shares                              204,744          248,552
     Investments at cost                        $ 4,355,786      $ 2,224,228

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                                                                         JNL/S&P             JNL/S&P
                                               JNL/Putnam           JNL/Putnam          Aggressive         Conservative
                                             Midcap Growth         Value Equity           Growth              Growth
                                               Portfolio            Portfolio          Portfolio I         Portfolio I
                                          ---------------------  -----------------  ------------------- -------------------
ASSETS
Investments, at value (a)                          $ 1,354,194        $ 6,930,341          $ 7,524,453        $ 19,013,003
Receivables:
   Investment securities sold                              427                294                  323               1,310
   Sub-account units sold                                    -              9,817              400,013              81,600
                                          ---------------------  -----------------  ------------------- -------------------
TOTAL ASSETS                                         1,354,621          6,940,452            7,924,789          19,095,913
                                          ---------------------  -----------------  ------------------- -------------------

LIABILITIES
Payables:
   Investment securities purchased                           -              9,817              400,013              81,600
   Sub-account units redeemed                              366                  8                    6                 447
   Insurance fees due to Jackson National
      Life of New York                                      61                286                  317                 863
                                          ---------------------  -----------------  ------------------- -------------------
TOTAL LIABILITIES                                          427             10,111              400,336              82,910
                                          ---------------------  -----------------  ------------------- -------------------
NET ASSETS (NOTE 6)                                $ 1,354,194        $ 6,930,341          $ 7,524,453        $ 19,013,003
----------------------------------------  =====================  =================  =================== ===================


(a)  Investment shares                                 198,562            430,723              711,869           1,742,713
     Investments at cost                           $ 1,392,868        $ 6,922,525          $ 7,703,623        $ 18,107,887


                                                                                                       JNL/S&P Equity
                                            JNL/S&P Core        JNL/S&P Core       JNL/S&P Core          Aggressive
                                              Index 50            Index 75           Index 100             Growth
                                              Portfolio           Portfolio          Portfolio           Portfolio I
                                          ------------------  ------------------ ------------------  --------------------
ASSETS
Investments, at value (a)                         $ 381,083            $ 62,173          $ 521,372           $ 2,020,196
Receivables:
   Investment securities sold                            81                   3                142                   143
   Sub-account units sold                                 -                   -                  -                     -
                                          ------------------  ------------------ ------------------  --------------------
TOTAL ASSETS                                        381,164              62,176            521,514             2,020,339
                                          ------------------  ------------------ ------------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                        -                   -                  -                     -
   Sub-account units redeemed                            65                   -                116                    56
   Insurance fees due to Jackson National
      Life of New York                                   16                   3                 26                    87
                                          ------------------  ------------------ ------------------  --------------------
TOTAL LIABILITIES                                        81                   3                142                   143
                                          ------------------  ------------------ ------------------  --------------------
NET ASSETS (NOTE 6)                               $ 381,083            $ 62,173          $ 521,372           $ 2,020,196
----------------------------------------  ==================  ================== ==================  ====================


(a)  Investment shares                               37,143               5,984             49,560               211,539
     Investments at cost                          $ 352,941            $ 56,056          $ 490,065           $ 2,213,340


                                                                    JNL/S&P
                                            JNL/S&P Equity         Moderate
                                                Growth              Growth
                                             Portfolio I          Portfolio I
                                          -------------------  ------------------
ASSETS
Investments, at value (a)                       $ 23,903,774        $ 31,118,583
Receivables:
   Investment securities sold                          1,316               5,128
   Sub-account units sold                                  -                   -
                                          -------------------  ------------------
TOTAL ASSETS                                      23,905,090          31,123,711
                                          -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                         -                   -
   Sub-account units redeemed                            158               3,688
   Insurance fees due to Jackson National
      Life of New York                                 1,158               1,440
                                          -------------------  ------------------
TOTAL LIABILITIES                                      1,316               5,128
                                          -------------------  ------------------
NET ASSETS (NOTE 6)                             $ 23,903,774        $ 31,118,583
----------------------------------------  ===================  ==================


(a)  Investment shares                             2,477,075           2,811,073
     Investments at cost                        $ 22,288,174        $ 29,289,834

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                                                                           JNL/
                                                JNL/S&P                                  Brothers
                                            Very Aggressive         JNL/Salomon       U.S. Government       JNL/T. Rowe
                                                 Growth           Brothers Global        & Quality       Price Established
                                              Portfolio I         Bond Portfolio      Bond Portfolio      Growth Portfolio
                                          ---------------------  ------------------  ------------------  -------------------
ASSETS
Investments, at value (a)                          $ 1,844,383         $ 4,498,124         $ 7,945,583          $ 5,938,694
Receivables:
   Investment securities sold                              128                 226                 383                  547
   Sub-account units sold                                    -              17,970                   -               25,946
                                          ---------------------  ------------------  ------------------  -------------------
TOTAL ASSETS                                         1,844,511           4,516,320           7,945,966            5,965,187
                                          ---------------------  ------------------  ------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                           -              17,970                   -               25,946
   Sub-account units redeemed                               49                  20                  34                  292
   Insurance fees due to Jackson National
      Life of New York                                      79                 206                 349                  255
                                          ---------------------  ------------------  ------------------  -------------------
TOTAL LIABILITIES                                          128              18,196                 383               26,493
                                          ---------------------  ------------------  ------------------  -------------------
NET ASSETS (NOTE 6)                                $ 1,844,383         $ 4,498,124         $ 7,945,583          $ 5,938,694
----------------------------------------  =====================  ==================  ==================  ===================


(a)  Investment shares                                 185,365             394,572             692,727              354,126
     Investments at cost                           $ 1,946,991         $ 4,392,704         $ 8,142,449          $ 5,675,750


                                             JNL/T. Rowe         JNL/T. Rowe
                                            Price Mid-Cap        Price Value
                                           Growth Portfolio       Portfolio
                                          -------------------  -----------------
ASSETS
Investments, at value (a)                        $ 9,382,622        $ 5,680,928
Receivables:
   Investment securities sold                         20,830                475
   Sub-account units sold                            161,410             16,746
                                          -------------------  -----------------
TOTAL ASSETS                                       9,564,862          5,698,149
                                          -------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                   161,410             16,746
   Sub-account units redeemed                         20,439                216
   Insurance fees due to Jackson National
      Life of New York                                   391                259
                                          -------------------  -----------------
TOTAL LIABILITIES                                    182,240             17,221
                                          -------------------  -----------------
NET ASSETS (NOTE 6)                              $ 9,382,622        $ 5,680,928
----------------------------------------  ===================  =================


(a)  Investment shares                               376,963            476,988
     Investments at cost                         $ 8,377,892        $ 5,048,917


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                 JNL/AIM              JNL/AIM             JNL/AIM           JNL/Alger
                                                Large Cap        Premier Equity II       Small Cap            Growth
                                            Growth Portfolio         Portfolio       Growth Portfolio       Portfolio
                                           -------------------- -------------------- ------------------  -----------------
INVESTMENT INCOME
   Dividends                                               $ -                  $ -                $ -                $ -
                                           -------------------- -------------------- ------------------  -----------------

EXPENSES
   Insurance charges (Note 5)                            8,824                4,910             16,819             82,564
                                           -------------------- -------------------- ------------------  -----------------
TOTAL EXPENSES                                           8,824                4,910             16,819             82,564
                                           -------------------- -------------------- ------------------  -----------------
                                           -------------------- -------------------- ------------------  -----------------
NET INVESTMENT LOSS                                     (8,824)              (4,910)           (16,819)           (82,564)
                                           -------------------- -------------------- ------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -                    -                  -                  -
   Investments                                          20,822               (3,048)           (30,837)          (512,282)
Net change in unrealized appreciation
   on investments                                      125,521               66,844            321,716          2,274,478
                                           -------------------- -------------------- ------------------  -----------------
NET REALIZED AND UNREALIZED GAIN                       146,343               63,796            290,879          1,762,196
                                           -------------------- -------------------- ------------------  -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ 137,519             $ 58,886          $ 274,060        $ 1,679,632
------------------------------------------ ==================== ==================== ==================  =================



                                              JNL/Alliance        JNL/Curian           JNL/Curian             JNL/Curian
                                                Capital               25             Communications        Consumer Brands
                                            Growth Portfolio       Portfolio      Sector Portfolio (a)   Sector Portfolio (a)
                                           -------------------  ----------------  --------------------- -----------------------
INVESTMENT INCOME
   Dividends                                              $ -               $ -                    $ -                     $ -
                                           -------------------  ----------------  --------------------- -----------------------

EXPENSES
   Insurance charges (Note 5)                          30,004            63,513                      3                       3
                                           -------------------  ----------------  --------------------- -----------------------
TOTAL EXPENSES                                         30,004            63,513                      3                       3
                                           -------------------  ----------------  --------------------- -----------------------
                                           -------------------  ----------------  --------------------- -----------------------
NET INVESTMENT LOSS                                   (30,004)          (63,513)                    (3)                     (3)
                                           -------------------  ----------------  --------------------- -----------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                 -                      -                       -
   Investments                                       (101,635)           59,852                    351                      91
Net change in unrealized appreciation
   on investments                                     471,854         1,502,965                      -                       -
                                           -------------------  ----------------  --------------------- -----------------------
NET REALIZED AND UNREALIZED GAIN                      370,219         1,562,817                    351                      91
                                           -------------------  ----------------  --------------------- -----------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 340,215       $ 1,499,304                  $ 348                    $ 88
------------------------------------------ ===================  ================  ===================== =======================


                                                                      JNL/Curian
                                                JNL/Curian             Enhanced
                                                  Energy            S&P 500 Stock
                                           Sector Portfolio (a)    Index Portfolio
                                           ---------------------- -------------------
INVESTMENT INCOME
   Dividends                                                 $ -             $ 3,035
                                           ---------------------- -------------------

EXPENSES
   Insurance charges (Note 5)                                  3               6,930
                                           ---------------------- -------------------
TOTAL EXPENSES                                                 3               6,930
                                           ---------------------- -------------------
                                           ---------------------- -------------------
NET INVESTMENT LOSS                                           (3)             (3,895)
                                           ---------------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                   -
   Investments                                               278               8,962
Net change in unrealized appreciation
   on investments                                              -             112,301
                                           ---------------------- -------------------
NET REALIZED AND UNREALIZED GAIN                             278             121,263
                                           ---------------------- -------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         $ 275           $ 117,368
------------------------------------------ ====================== ===================

(a) Inception date December 15, 2003.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                                          JNL/Curian
                                                JNL/Curian           JNL/Curian         Pharmaceutical/          JNL/Curian
                                                Financial              Global             Healthcare           S&P 400 MidCap
                                           Sector Portfolio (a)     15 Portfolio     Sector Portfolio (a)      Index Portfolio
                                           ---------------------  ------------------ ----------------------  --------------------
INVESTMENT INCOME
   Dividends                                                $ -                 $ -                    $ -               $ 5,555
                                           ---------------------  ------------------ ----------------------  --------------------

EXPENSES
   Insurance charges (Note 5)                                17               8,781                     21                12,877
                                           ---------------------  ------------------ ----------------------  --------------------
TOTAL EXPENSES                                               17               8,781                     21                12,877
                                           ---------------------  ------------------ ----------------------  --------------------
                                           ---------------------  ------------------ ----------------------  --------------------
NET INVESTMENT LOSS                                         (17)             (8,781)                   (21)               (7,322)
                                           ---------------------  ------------------ ----------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                   -                      -                     -
   Investments                                              111              12,897                     93                11,613
Net change in unrealized appreciation
   on investments                                           509             151,306                    617               224,736
                                           ---------------------  ------------------ ----------------------  --------------------
NET REALIZED AND UNREALIZED GAIN                            620             164,203                    710               236,349
                                           ---------------------  ------------------ ----------------------  --------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        $ 603           $ 155,422                  $ 689             $ 229,027
------------------------------------------ =====================  ================== ======================  ====================



                                               JNL/Curian          JNL/Curian          JNL/Curian           JNL/Curian
                                                S&P 500             Small-Cap          Small Cap            Technology
                                            Index Portfolio         Portfolio       Index Portfolio     Sector Portfolio (a)
                                           --------------------------------------- -------------------  -------------------
INVESTMENT INCOME
   Dividends                                         $ 33,591                 $ -            $ 10,321                  $ -
                                           -------------------  ------------------ -------------------  -------------------

EXPENSES
   Insurance charges (Note 5)                          26,620              53,822              17,694                    3
                                           -------------------  ------------------ -------------------  -------------------
TOTAL EXPENSES                                         26,620              53,822              17,694                    3
                                           -------------------  ------------------ -------------------  -------------------
                                           -------------------  ------------------ -------------------  -------------------
NET INVESTMENT LOSS                                     6,971             (53,822)             (7,373)                  (3)
                                           -------------------  ------------------ -------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             13,082                   -              19,113                    -
   Investments                                          7,007             107,866              25,014                   39
Net change in unrealized appreciation
   on investments                                     399,917           1,161,408             342,865                    -
                                           -------------------  ------------------ -------------------  -------------------
NET REALIZED AND UNREALIZED GAIN                      420,006           1,269,274             386,992                   39
                                           -------------------  ------------------ -------------------  -------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 426,977         $ 1,215,452           $ 379,619                 $ 36
------------------------------------------ ===================  ================== ===================  ===================

                                               JNL/Curian         JNL/Curian
                                               The Dow SM          The S&P(R)
                                              10 Portfolio       10 Portfolio
                                           -------------------  ---------------
INVESTMENT INCOME
   Dividends                                              $ -              $ -
                                           -------------------  ---------------

EXPENSES
   Insurance charges (Note 5)                          68,475           79,077
                                           -------------------  ---------------
TOTAL EXPENSES                                         68,475           79,077
                                           -------------------  ---------------
                                           -------------------  ---------------
NET INVESTMENT LOSS                                   (68,475)         (79,077)
                                           -------------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                -
   Investments                                         51,733           34,992
Net change in unrealized appreciation
   on investments                                   1,396,548        1,099,166
                                           -------------------  ---------------
NET REALIZED AND UNREALIZED GAIN                    1,448,281        1,134,158
                                           -------------------  ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                $ 1,379,806      $ 1,055,081
------------------------------------------ ===================  ===============

(a) Inception date December 15, 2003.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                               JNL/Eagle            JNL/Eagle           JNL/Janus           JNL/Janus
                                               Core Equity          SmallCap            Aggressive          Balanced
                                               Portfolio        Equity Portfolio     Growth Portfolio       Portfolio
                                           ---------------------------------------  ------------------- ------------------
INVESTMENT INCOME
   Dividends                                         $ 17,747                 $ -                  $ -           $ 65,087
                                           -------------------  ------------------  ------------------- ------------------

EXPENSES
   Insurance charges (Note 5)                          34,184              32,438              107,004             66,975
                                           ---------------------------------------  ------------------- ------------------
TOTAL EXPENSES                                         34,184              32,438              107,004             66,975
                                           ---------------------------------------  ------------------- ------------------
                                           -------------------  ------------------  ------------------- ------------------
NET INVESTMENT LOSS                                   (16,437)            (32,438)            (107,004)            (1,888)
                                           -------------------  ------------------  ------------------- ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                   -                    -                  -
   Investments                                        (67,182)            (63,798)          (2,771,002)           (73,574)
Net change in unrealized appreciation
   on investments                                     555,796             757,635            5,039,647            562,483
                                           -------------------  ------------------  ------------------- ------------------
NET REALIZED AND UNREALIZED GAIN                      488,614             693,837            2,268,645            488,909
                                           -------------------  ------------------  ------------------- ------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 472,177           $ 661,399          $ 2,161,641          $ 487,021
------------------------------------------ ===================  ==================  =================== ==================



                                                JNL/Janus            JNL/Janus          JNL/JPMorgan        JNL/Lazard
                                             Capital Growth       Global Equities      International         Mid Cap
                                                Portfolio            Portfolio        Value Portfolio    Value Portfolio
                                           --------------------  ------------------  ------------------- -----------------
INVESTMENT INCOME
   Dividends                                               $ -                 $ -              $ 9,286           $ 3,597
                                           --------------------  ------------------  ------------------- -----------------

EXPENSES
   Insurance charges (Note 5)                           92,529              54,544                3,425            15,414
                                           --------------------  ------------------  ------------------- -----------------
TOTAL EXPENSES                                          92,529              54,544                3,425            15,414
                                           --------------------  ------------------  ------------------- -----------------
                                           --------------------  ------------------  ------------------- -----------------
NET INVESTMENT LOSS                                    (92,529)            (54,544)               5,861           (11,817)
                                           --------------------  ------------------  ------------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -                   -                    -                 -
   Investments                                      (3,131,482)         (1,480,120)              (2,490)          (11,758)
Net change in unrealized appreciation
   on investments                                    5,132,463           2,270,666               93,326           254,966
                                           --------------------  ------------------  ------------------- -----------------
NET REALIZED AND UNREALIZED GAIN                     2,000,981             790,546               90,836           243,208
                                           --------------------  ------------------  ------------------- -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 1,908,452           $ 736,002             $ 96,697         $ 231,391
------------------------------------------ ====================  ==================  =================== =================




                                                                     JNL/
                                                                Mellon Capital
                                              JNL/Lazard          Management
                                               Small Cap          Bond Index
                                            Value Portfolio        Portfolio
                                           ------------------  ------------------
INVESTMENT INCOME
   Dividends                                             $ -             $ 9,507
                                           ------------------  ------------------

EXPENSES
   Insurance charges (Note 5)                         32,084               3,592
                                           ------------------  ------------------
TOTAL EXPENSES                                        32,084               3,592
                                           ------------------  ------------------
                                           ------------------  ------------------
NET INVESTMENT LOSS                                  (32,084)              5,915
                                           ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -               6,225
   Investments                                        63,807                (805)
Net change in unrealized appreciation
   on investments                                    694,392             (12,292)
                                           ------------------  ------------------
NET REALIZED AND UNREALIZED GAIN                     758,199              (6,872)
                                           ------------------  ------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 726,115              $ (957)
------------------------------------------ ==================  ==================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                             JNL/Mellon Capital
                                                 Management            JNL/Oppenheimer      JNL/Oppenheimer        JNL/PIMCO
                                                International           Global Growth            Growth          Total Return
                                               Index Portfolio            Portfolio            Portfolio        Bond Portfolio
                                           ------------------------  --------------------  ------------------  ------------------
INVESTMENT INCOME
   Dividends                                               $ 7,163                   $ -                 $ -           $ 124,953
                                           ------------------------  --------------------  ------------------  ------------------

EXPENSES
   Insurance charges (Note 5)                                2,203                22,218               9,343             124,218
                                           ------------------------  --------------------  ------------------  ------------------
TOTAL EXPENSES                                               2,203                22,218               9,343             124,218
                                           ------------------------  --------------------  ------------------  ------------------
                                           ------------------------  --------------------  ------------------  ------------------
NET INVESTMENT LOSS                                          4,960               (22,218)             (9,343)                735
                                           ------------------------  --------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                       -                     -                   -             157,241
   Investments                                               3,816               (15,507)            (17,305)            209,027
Net change in unrealized appreciation
   on investments                                           54,007               519,231             103,650            (160,622)
                                           ------------------------  --------------------  ------------------  ------------------
NET REALIZED AND UNREALIZED GAIN                            57,823               503,724              86,345             205,646
                                           ------------------------  --------------------  ------------------  ------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        $ 62,783             $ 481,506            $ 77,002           $ 206,381
------------------------------------------ ========================  ====================  ==================  ==================


                                             JNL/PPM America            JNL/PPM          JNL/PPM America           JNL/PPM
                                                 Balanced         America High Yield           Money            America Value
                                                Portfolio           Bond Portfolio       Market Portfolio         Portfolio
                                           ---------------------  -------------------- ---------------------  ------------------
INVESTMENT INCOME
   Dividends                                          $ 155,969             $ 673,587              $ 20,020             $ 1,820
                                           ---------------------  -------------------- ---------------------  ------------------

EXPENSES
   Insurance charges (Note 5)                            97,030               138,902                62,176               4,781
                                           ---------------------  -------------------- ---------------------  ------------------
TOTAL EXPENSES                                           97,030               138,902                62,176               4,781
                                           ---------------------  -------------------- ---------------------  ------------------
                                           ---------------------  -------------------- ---------------------  ------------------
NET INVESTMENT LOSS                                      58,939               534,685               (42,156)             (2,961)
                                           ---------------------  -------------------- ---------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               61,543                     -                     -               3,943
   Investments                                           52,814                25,623                 5,030               2,906
Net change in unrealized appreciation
   on investments                                     1,052,354               614,055                (5,030)             95,205
                                           ---------------------  -------------------- ---------------------  ------------------
NET REALIZED AND UNREALIZED GAIN                      1,166,711               639,678                     -             102,054
                                           ---------------------  -------------------- ---------------------  ------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 1,225,650           $ 1,174,363             $ (42,156)           $ 99,093
------------------------------------------ =====================  ==================== =====================  ==================


                                               JNL/Putnam          JNL/Putnam
                                                 Equity          International
                                               Portfolio        Equity Portfolio
                                           -------------------  -----------------
INVESTMENT INCOME
   Dividends                                         $ 10,043           $ 34,373
                                           -------------------  -----------------

EXPENSES
   Insurance charges (Note 5)                          45,879             28,762
                                           -------------------  -----------------
TOTAL EXPENSES                                         45,879             28,762
                                           -------------------  -----------------
                                           -------------------  -----------------
NET INVESTMENT LOSS                                   (35,836)             5,611
                                           -------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                  -
   Investments                                       (464,785)           (65,693)
Net change in unrealized appreciation
   on investments                                   1,222,236            539,121
                                           -------------------  -----------------
NET REALIZED AND UNREALIZED GAIN                      757,451            473,428
                                           -------------------  -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 721,615          $ 479,039
------------------------------------------ ===================  =================


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                                          JNL/S&P          JNL/S&P
                                               JNL/Putnam            JNL/Putnam         Aggressive       Conservative
                                              Midcap Growth         Value Equity          Growth            Growth
                                                Portfolio            Portfolio          Portfolio I      Portfolio I
                                           --------------------  -------------------  ---------------- -----------------
INVESTMENT INCOME
   Dividends                                               $ -             $ 73,514          $ 84,075         $ 408,953
                                           --------------------  -------------------  ---------------- -----------------

EXPENSES
   Insurance charges (Note 5)                           17,209               90,166            78,006           219,537
                                           --------------------  -------------------  ---------------- -----------------
TOTAL EXPENSES                                          17,209               90,166            78,006           219,537
                                           --------------------  -------------------  ---------------- -----------------
                                           --------------------  -------------------  ---------------- -----------------
NET INVESTMENT LOSS                                    (17,209)             (16,652)            6,069           189,416
                                           --------------------  -------------------  ---------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -                    -                 -                 -
   Investments                                         (63,668)            (247,602)         (335,835)          (21,815)
Net change in unrealized appreciation
   on investments                                      365,937            1,525,059         1,474,020         1,908,994
                                           --------------------  -------------------  ---------------- -----------------
NET REALIZED AND UNREALIZED GAIN                       302,269            1,277,457         1,138,185         1,887,179
                                           --------------------  -------------------  ---------------- -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ 285,060          $ 1,260,805       $ 1,144,254       $ 2,076,595
------------------------------------------ ====================  ===================  ================ =================


                                                                                                           JNL/S&P Equity
                                              JNL/S&P Core        JNL/S&P Core        JNL/S&P Core           Aggressive
                                                Index 50            Index 75            Index 100              Growth
                                             Portfolio (a)       Portfolio (b)          Portfolio           Portfolio I
                                           ------------------- -------------------  ------------------  ---------------------
INVESTMENT INCOME
   Dividends                                            $ 156               $ 173             $ 1,642                   $ 64
                                           ------------------- -------------------  ------------------  ---------------------

EXPENSES
   Insurance charges (Note 5)                           1,316                 370               2,602                 21,742
                                           ------------------- -------------------  ------------------  ---------------------
TOTAL EXPENSES                                          1,316                 370               2,602                 21,742
                                           ------------------- -------------------  ------------------  ---------------------
                                           ------------------- -------------------  ------------------  ---------------------
NET INVESTMENT LOSS                                    (1,160)               (197)               (960)               (21,678)
                                           ------------------- -------------------  ------------------  ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 20                  91                 776                      -
   Investments                                            253                  20               5,334               (156,729)
Net change in unrealized appreciation
   on investments                                      28,142               6,117              30,987                522,340
                                           ------------------- -------------------  ------------------  ---------------------
NET REALIZED AND UNREALIZED GAIN                       28,415               6,228              37,097                365,611
                                           ------------------- -------------------  ------------------  ---------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ 27,255             $ 6,031            $ 36,137              $ 343,933
------------------------------------------ =================== ===================  ==================  =====================


                                                                     JNL/S&P
                                             JNL/S&P Equity         Moderate
                                                 Growth              Growth
                                              Portfolio I          Portfolio I
                                           -------------------  ------------------
INVESTMENT INCOME
   Dividends                                          $ 2,618           $ 498,931
                                           -------------------  ------------------

EXPENSES
   Insurance charges (Note 5)                         189,543             354,064
                                           -------------------  ------------------
TOTAL EXPENSES                                        189,543             354,064
                                           -------------------  ------------------
                                           -------------------  ------------------
NET INVESTMENT LOSS                                  (186,925)            144,867
                                           -------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                   -
   Investments                                       (422,810)           (142,520)
Net change in unrealized appreciation
   on investments                                   3,572,927           4,040,224
                                           -------------------  ------------------
NET REALIZED AND UNREALIZED GAIN                    3,150,117           3,897,704
                                           -------------------  ------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                $ 2,963,192         $ 4,042,571
------------------------------------------ ===================  ==================

(a) Inception date February 3, 2003.
(b) Inception date April 15, 2003.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                                            JNL/
                                                 JNL/S&P                                  Brothers
                                             Very Aggressive        JNL/Salomon        U.S. Government        JNL/T. Rowe
                                                 Growth           Brothers Global         & Quality        Price Established
                                               Portfolio I         Bond Portfolio      Bond Portfolio      Growth Portfolio
                                           --------------------  -------------------  ------------------  --------------------
INVESTMENT INCOME
   Dividends                                               $ -            $ 187,164           $ 274,784               $ 1,470
                                           --------------------  -------------------  ------------------  --------------------

EXPENSES
   Insurance charges (Note 5)                           20,409               50,520             146,329                67,410
                                           --------------------  -------------------  ------------------  --------------------
TOTAL EXPENSES                                          20,409               50,520             146,329                67,410
                                           --------------------  -------------------  ------------------  --------------------
                                           --------------------  -------------------  ------------------  --------------------
NET INVESTMENT LOSS                                    (20,409)             136,644             128,455               (65,940)
                                           --------------------  -------------------  ------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -               55,438              93,902                     -
   Investments                                        (122,403)              65,330             131,526              (136,752)
Net change in unrealized appreciation
   on investments                                      463,970               75,946            (396,738)            1,360,745
                                           --------------------  -------------------  ------------------  --------------------
NET REALIZED AND UNREALIZED GAIN                       341,567              196,714            (171,310)            1,223,993
                                           --------------------  -------------------  ------------------  --------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ 321,158            $ 333,358           $ (42,855)          $ 1,158,053
------------------------------------------ ====================  ===================  ==================  ====================



                                              JNL/T. Rowe        JNL/T. Rowe
                                             Price Mid-Cap       Price Value
                                           Growth Portfolio       Portfolio
                                           ------------------  -----------------
INVESTMENT INCOME
   Dividends                                             $ -           $ 28,840
                                           ------------------  -----------------

EXPENSES
   Insurance charges (Note 5)                         88,321             60,309
                                           ------------------  -----------------
TOTAL EXPENSES                                        88,321             60,309
                                           ------------------  -----------------
                                           ------------------  -----------------
NET INVESTMENT LOSS                                  (88,321)           (31,469)
                                           ------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            45,370                  -
   Investments                                       (61,751)          (124,642)
Net change in unrealized appreciation
   on investments                                  1,912,020          1,145,889
                                           ------------------  -----------------
NET REALIZED AND UNREALIZED GAIN                   1,895,639          1,021,247
                                           ------------------  -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 1,807,318          $ 989,778
------------------------------------------ ==================  =================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                     JNL/AIM             JNL/AIM              JNL/AIM            JNL/Alger
                                                     Large Cap      Premier Equity II        Small Cap             Growth
                                                 Growth Portfolio       Portfolio        Growth Portfolio        Portfolio
                                                ------------------- -------------------  ------------------  ------------------
OPERATIONS
   Net investment loss                                    $ (8,824)           $ (4,910)          $ (16,819)          $ (82,564)
   Net realized gain (loss) on investments                  20,822              (3,048)            (30,837)           (512,282)
   Net change in unrealized appreciation
      on investments                                       125,521              66,844             321,716           2,274,478
                                                ------------------- -------------------  ------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         137,519              58,886             274,060           1,679,632
                                                ------------------- -------------------  ------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         372,677              76,913             717,064             311,743
   Value of units redeemed                                 (48,210)            (19,564)            (29,925)           (352,292)
   Transfers between portfolios                            725,185              56,043             965,688             516,075
   Policyholder charges                                     (1,401)               (890)             (1,004)            (15,598)
                                                ------------------- -------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 1,048,251             112,502           1,651,823             459,928
                                                ------------------- -------------------  ------------------  ------------------

NET INCREASE IN NET ASSETS                               1,185,770             171,388           1,925,883           2,139,560

NET ASSETS BEGINNING OF PERIOD                             170,658             236,044             605,592           4,936,148
                                                ------------------- -------------------  ------------------  ------------------

NET ASSETS END OF PERIOD                               $ 1,356,428           $ 407,432         $ 2,531,475         $ 7,075,708
----------------------------------------------- =================== ===================  ==================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                      22,659              31,855              79,400             719,157

      Units Issued                                         157,602              15,846             190,014             161,227
      Units Redeemed                                       (44,017)             (2,618)            (35,901)           (126,299)
                                                ------------------- -------------------  ------------------  ------------------

Units Outstanding at December 31, 2003                     136,244              45,083             233,513             754,085
                                                =================== ===================  ==================  ==================



                                                   JNL/Alliance         JNL/Curian         JNL/Curian            JNL/Curian
                                                      Capital               25           Communications        Consumer Brands
                                                 Growth Portfolio       Portfolio      Sector Portfolio (a)  Sector Portfolio (a)
                                                -------------------- ----------------- --------------------  --------------------
OPERATIONS
   Net investment loss                                    $ (30,004)        $ (63,513)                $ (3)                 $ (3)
   Net realized gain (loss) on investments                 (101,635)           59,852                  351                    91
   Net change in unrealized appreciation
      on investments                                        471,854         1,502,965                    -                     -
                                                -------------------- ----------------- --------------------  --------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          340,215         1,499,304                  348                    88
                                                -------------------- ----------------- --------------------  --------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                          226,379         4,901,912                    -                     -
   Value of units redeemed                                 (183,613)          (64,694)                   -                     -
   Transfers between portfolios                             730,619           545,397                 (348)                  (88)
   Policyholder charges                                      (5,193)             (492)                   -                     -
                                                -------------------- ----------------- --------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    768,192         5,382,123                 (348)                  (88)
                                                -------------------- ----------------- --------------------  --------------------

NET INCREASE IN NET ASSETS                                1,108,407         6,881,427                    -                     -

NET ASSETS BEGINNING OF PERIOD                            1,293,809           240,144                    -                     -
                                                -------------------- ----------------- --------------------  --------------------

NET ASSETS END OF PERIOD                                $ 2,402,216       $ 7,121,571                  $ -                   $ -
----------------------------------------------- ==================== ================= ====================  ====================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                      265,364            23,461                    -                     -

      Units Issued                                          303,260           554,739                1,095                   485
      Units Redeemed                                       (186,108)          (42,866)              (1,095)                 (485)
                                                -------------------- ----------------- --------------------  --------------------

Units Outstanding at December 31, 2003                      382,516           535,334                    -                     -
                                                ==================== ================= ====================  ====================


                                                                         JNL/Curian
                                                    JNL/Curian            Enhanced
                                                      Energy           S&P 500 Stock
                                                Sector Portfolio (a)  Index Portfolio
                                                -------------------- -------------------
OPERATIONS
   Net investment loss                                         $ (3)           $ (3,895)
   Net realized gain (loss) on investments                      278               8,962
   Net change in unrealized appreciation
      on investments                                              -             112,301
                                                -------------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                              275             117,368
                                                -------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                                -             451,814
   Value of units redeemed                                        -             (26,460)
   Transfers between portfolios                                (275)            587,050
   Policyholder charges                                           -                (962)
                                                -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       (275)          1,011,442
                                                -------------------- -------------------

NET INCREASE IN NET ASSETS                                        -           1,128,810

NET ASSETS BEGINNING OF PERIOD                                    -              26,895
                                                -------------------- -------------------

NET ASSETS END OF PERIOD                                        $ -         $ 1,155,705
----------------------------------------------- ==================== ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                            -               4,235

      Units Issued                                              441             144,463
      Units Redeemed                                           (441)            (15,449)
                                                -------------------- -------------------

Units Outstanding at December 31, 2003                            -             133,249
                                                ==================== ===================

(a) Inception date December 15, 2003.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                                               JNL/Curian
                                                      JNL/Curian           JNL/Curian        Pharmaceutical/          JNL/Curian
                                                      Financial              Global            Healthcare           S&P 400 MidCap
                                                 Sector Portfolio (a)     15 Portfolio    Sector Portfolio (a)     Index Portfolio
                                                ---------------------- ----------------- ----------------------  -------------------
OPERATIONS
   Net investment loss                                          $ (17)         $ (8,781)                 $ (21)            $ (7,322)
   Net realized gain (loss) on investments                        111            12,897                     93               11,613
   Net change in unrealized appreciation
      on investments                                              509           151,306                    617              224,736
                                                ---------------------- ----------------- ----------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                                603           155,422                    689              229,027
                                                ---------------------- ----------------- ----------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                                  6           878,805                      6            1,157,311
   Value of units redeemed                                        (30)          (14,299)                   (37)             (34,785)
   Transfers between portfolios                                23,438           244,321                 33,870              543,319
   Policyholder charges                                             -              (310)                     -               (1,547)
                                                ---------------------- ----------------- ----------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       23,414         1,108,517                 33,839            1,664,298
                                                ---------------------- ----------------- ----------------------  -------------------

NET INCREASE IN NET ASSETS                                     24,017         1,263,939                 34,528            1,893,325

NET ASSETS BEGINNING OF PERIOD                                      -            93,463                      -              186,309
                                                ---------------------- ----------------- ----------------------  -------------------

NET ASSETS END OF PERIOD                                     $ 24,017       $ 1,357,402               $ 34,528          $ 2,079,634
----------------------------------------------- ====================== ================= ======================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                              -             9,619                      -               22,024

      Units Issued                                              2,802           111,068                  3,863              169,313
      Units Redeemed                                             (494)          (10,980)                  (503)              (8,605)
                                                ---------------------- ----------------- ----------------------  -------------------

Units Outstanding at December 31, 2003                          2,308           109,707                  3,360              182,732
                                                ====================== ================= ======================  ===================


                                                    JNL/Curian          JNL/Curian          JNL/Curian         JNL/Curian
                                                      S&P 500            Small-Cap          Small Cap          Technology
                                                  Index Portfolio        Portfolio       Index Portfolio   Sector Portfolio (a)
                                                -------------------- ------------------  ----------------- -------------------
OPERATIONS
   Net investment loss                                      $ 6,971          $ (53,822)          $ (7,373)               $ (3)
   Net realized gain (loss) on investments                   20,089            107,866             44,127                  39
   Net change in unrealized appreciation
      on investments                                        399,917          1,161,408            342,865                   -
                                                -------------------- ------------------  ----------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          426,977          1,215,452            379,619                  36
                                                -------------------- ------------------  ----------------- -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                        1,989,250          4,279,429            962,738                   -
   Value of units redeemed                                  (49,548)           (85,517)           (23,648)                  -
   Transfers between portfolios                           1,748,501            539,888          1,320,453                 (36)
   Policyholder charges                                      (1,874)            (2,153)              (907)                  -
                                                -------------------- ------------------  ----------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  3,686,329          4,731,647          2,258,636                 (36)
                                                -------------------- ------------------  ----------------- -------------------

NET INCREASE IN NET ASSETS                                4,113,306          5,947,099          2,638,255                   -

NET ASSETS BEGINNING OF PERIOD                              257,511            269,916            206,031                   -
                                                -------------------- ------------------  ----------------- -------------------

NET ASSETS END OF PERIOD                                $ 4,370,817        $ 6,217,015        $ 2,844,286                 $ -
----------------------------------------------- ==================== ==================  ================= ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                       33,385             25,031             26,107                   -

      Units Issued                                          411,293            419,997            218,881                 721
      Units Redeemed                                        (12,806)           (48,223)           (17,115)               (721)
                                                -------------------- ------------------  ----------------- -------------------

Units Outstanding at December 31, 2003                      431,872            396,805            227,873                   -
                                                ==================== ==================  ================= ===================


                                                    JNL/Curian          JNL/Curian
                                                    The Dow SM           The S&P(R)
                                                   10 Portfolio        10 Portfolio
                                                ------------------- -------------------
OPERATIONS
   Net investment loss                                   $ (68,475)          $ (79,077)
   Net realized gain (loss) on investments                  51,733              34,992
   Net change in unrealized appreciation
      on investments                                     1,396,548           1,099,166
                                                ------------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       1,379,806           1,055,081
                                                ------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                       4,875,922           6,032,895
   Value of units redeemed                                 (78,679)            (82,458)
   Transfers between portfolios                          2,130,499           1,166,425
   Policyholder charges                                       (931)               (557)
                                                ------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 6,926,811           7,116,305
                                                ------------------- -------------------

NET INCREASE IN NET ASSETS                               8,306,617           8,171,386

NET ASSETS BEGINNING OF PERIOD                             301,425             234,778
                                                ------------------- -------------------

NET ASSETS END OF PERIOD                               $ 8,608,042         $ 8,406,164
----------------------------------------------- =================== ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                      27,038              24,513

      Units Issued                                         633,407             773,121
      Units Redeemed                                       (36,290)            (48,881)
                                                ------------------- -------------------

Units Outstanding at December 31, 2003                     624,155             748,753
                                                =================== ===================


(a) Inception date December 15, 2003.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003



                                                    JNL/Eagle          JNL/Eagle           JNL/Janus          JNL/Janus
                                                   Core Equity         SmallCap           Aggressive           Balanced
                                                    Portfolio      Equity Portfolio    Growth Portfolio       Portfolio
                                                ------------------ ------------------  ------------------  -----------------
OPERATIONS
   Net investment loss                                  $ (16,437)         $ (32,438)         $ (107,004)          $ (1,888)
   Net realized gain (loss) on investments                (67,182)           (63,798)         (2,771,002)           (73,574)
   Net change in unrealized appreciation
      on investments                                      555,796            757,635           5,039,647            562,483
                                                ------------------ ------------------  ------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        472,177            661,399           2,161,641            487,021
                                                ------------------ ------------------  ------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                        550,462            212,404             142,520            798,304
   Value of units redeemed                               (186,790)          (165,325)           (699,817)          (286,548)
   Transfers between portfolios                           232,745            474,713          (2,433,461)           (38,402)
   Policyholder charges                                    (5,098)            (4,975)            (30,038)            (6,229)
                                                ------------------ ------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  591,319            516,817          (3,020,796)           467,125
                                                ------------------ ------------------  ------------------  -----------------

NET INCREASE IN NET ASSETS                              1,063,496          1,178,216            (859,155)           954,146

NET ASSETS BEGINNING OF PERIOD                          1,861,526          1,877,415           7,589,530          4,042,881
                                                ------------------ ------------------  ------------------  -----------------

NET ASSETS END OF PERIOD                              $ 2,925,022        $ 3,055,631         $ 6,730,375        $ 4,997,027
----------------------------------------------- ================== ==================  ==================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    235,736            219,982           1,215,608            460,656

      Units Issued                                         94,052             93,032              80,138            188,514
      Units Redeemed                                      (56,742)           (62,047)           (490,980)          (133,398)
                                                ------------------ ------------------  ------------------  -----------------

Units Outstanding at December 31, 2003                    273,046            250,967             804,766            515,772
                                                ================== ==================  ==================  =================


                                                    JNL/Janus            JNL/Janus           JNL/JPMorgan        JNL/Lazard
                                                  Capital Growth      Global Equities       International          Mid Cap
                                                    Portfolio            Portfolio         Value Portfolio     Value Portfolio
                                                -------------------  -------------------  ------------------- ------------------
OPERATIONS
   Net investment loss                                   $ (92,529)           $ (54,544)             $ 5,861          $ (11,817)
   Net realized gain (loss) on investments              (3,131,482)          (1,480,120)              (2,490)           (11,758)
   Net change in unrealized appreciation
      on investments                                     5,132,463            2,270,666               93,326            254,966
                                                -------------------  -------------------  ------------------- ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       1,908,452              736,002               96,697            231,391
                                                -------------------  -------------------  ------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         201,460               52,027              169,116            605,485
   Value of units redeemed                                (467,964)            (230,423)              (6,994)           (44,823)
   Transfers between portfolios                         (1,754,907)          (1,117,932)             456,809            589,761
   Policyholder charges                                    (16,707)             (11,951)                (133)            (1,564)
                                                -------------------  -------------------  ------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                (2,038,118)          (1,308,279)             618,798          1,148,859
                                                -------------------  -------------------  ------------------- ------------------

NET INCREASE IN NET ASSETS                                (129,666)            (572,277)             715,495          1,380,250

NET ASSETS BEGINNING OF PERIOD                           6,203,783            4,436,957               59,656            573,809
                                                -------------------  -------------------  ------------------- ------------------

NET ASSETS END OF PERIOD                               $ 6,074,117          $ 3,864,680            $ 775,151        $ 1,954,059
----------------------------------------------- ===================  ===================  =================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                     951,084              590,048                6,206             63,091

      Units Issued                                         110,455               14,095               70,712            108,545
      Units Redeemed                                      (366,866)            (183,723)              (7,685)           (17,662)
                                                -------------------  -------------------  ------------------- ------------------

Units Outstanding at December 31, 2003                     694,673              420,420               69,233            153,974
                                                ===================  ===================  =================== ==================


                                                                            JNL/
                                                                       Mellon Capital
                                                    JNL/Lazard           Management
                                                     Small Cap           Bond Index
                                                  Value Portfolio         Portfolio
                                                --------------------  ------------------
OPERATIONS
   Net investment loss                                    $ (32,084)            $ 5,915
   Net realized gain (loss) on investments                   63,807               5,420
   Net change in unrealized appreciation
      on investments                                        694,392             (12,292)
                                                --------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          726,115                (957)
                                                --------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                          619,710             378,466
   Value of units redeemed                                 (237,094)             (4,459)
   Transfers between portfolios                           1,031,815             173,752
   Policyholder charges                                      (1,901)                (11)
                                                --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  1,412,530             547,748
                                                --------------------  ------------------

NET INCREASE IN NET ASSETS                                2,138,645             546,791

NET ASSETS BEGINNING OF PERIOD                            1,023,627              19,827
                                                --------------------  ------------------

NET ASSETS END OF PERIOD                                $ 3,162,272           $ 566,618
----------------------------------------------- ====================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                      114,541               1,879

      Units Issued                                          228,707              68,639
      Units Redeemed                                        (87,088)            (17,303)
                                                --------------------  ------------------

Units Outstanding at December 31, 2003                      256,160              53,215
                                                ====================  ==================


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                               JNL/Mellon Capital
                                                   Management           JNL/Oppenheimer       JNL/Oppenheimer         JNL/PIMCO
                                                  International          Global Growth             Growth           Total Return
                                                 Index Portfolio           Portfolio             Portfolio         Bond Portfolio
                                              ----------------------  --------------------- --------------------- ------------------
OPERATIONS
   Net investment loss                                      $ 4,960              $ (22,218)             $ (9,343)             $ 735
   Net realized gain (loss) on investments                    3,816                (15,507)              (17,305)           366,268
   Net change in unrealized appreciation
      on investments                                         54,007                519,231               103,650           (160,622)
                                              ----------------------  --------------------- --------------------- ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           62,783                481,506                77,002            206,381
                                              ----------------------  --------------------- --------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                          461,091                420,800               141,890          4,118,507
   Value of units redeemed                                  (22,033)              (108,810)              (60,173)          (519,562)
   Transfers between portfolios                             161,597                672,169                76,931           (682,297)
   Policyholder charges                                        (932)                (1,134)                 (581)           (16,326)
                                              ----------------------  --------------------- --------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    599,723                983,025               158,067          2,900,322
                                              ----------------------  --------------------- --------------------- ------------------

NET INCREASE IN NET ASSETS                                  662,506              1,464,531               235,069          3,106,703

NET ASSETS BEGINNING OF PERIOD                                    -                924,878               445,397          5,767,820
                                              ----------------------  --------------------- --------------------- ------------------

NET ASSETS END OF PERIOD                                  $ 662,506            $ 2,389,409             $ 680,466        $ 8,874,523
--------------------------------------------- ======================  ===================== ===================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                            -                133,047                64,456            539,643

      Units Issued                                           62,841                145,976                39,918            642,581
      Units Redeemed                                         (5,177)               (31,231)              (19,032)          (435,003)
                                              ----------------------  --------------------- --------------------- ------------------

Units Outstanding at December 31, 2003                       57,664                247,792                85,342            747,221
                                              ======================  ===================== ===================== ==================


                                                JNL/PPM America           JNL/PPM          JNL/PPM America         JNL/PPM
                                                    Balanced         America High Yield          Money          America Value
                                                   Portfolio           Bond Portfolio      Market Portfolio       Portfolio
                                              --------------------  --------------------- -------------------  ----------------
OPERATIONS
   Net investment loss                                   $ 58,939              $ 534,685           $ (42,156)         $ (2,961)
   Net realized gain (loss) on investments                114,357                 25,623               5,030             6,849
   Net change in unrealized appreciation
      on investments                                    1,052,354                614,055              (5,030)           95,205
                                              --------------------  --------------------- -------------------  ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      1,225,650              1,174,363             (42,156)           99,093
                                              --------------------  --------------------- -------------------  ----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                      1,311,731              4,023,062           2,641,233           439,556
   Value of units redeemed                               (518,364)              (916,010)           (663,014)           (6,467)
   Transfers between portfolios                         1,195,127              2,538,581          (5,106,188)          593,469
   Policyholder charges                                    (8,764)               (15,687)            (30,745)              (32)
                                              --------------------  --------------------- -------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                1,979,730              5,629,946          (3,158,714)        1,026,526
                                              --------------------  --------------------- -------------------  ----------------

NET INCREASE IN NET ASSETS                              3,205,380              6,804,309          (3,200,870)        1,125,619

NET ASSETS BEGINNING OF PERIOD                          5,043,276              4,746,268           5,567,422             7,541
                                              --------------------  --------------------- -------------------  ----------------

NET ASSETS END OF PERIOD                              $ 8,248,656           $ 11,550,577         $ 2,366,552       $ 1,133,160
--------------------------------------------- ====================  ===================== ===================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    465,521                481,093             515,416               691

      Units Issued                                        212,450                777,469             415,586            81,997
      Units Redeemed                                      (84,192)              (358,511)           (712,531)           (4,161)
                                              --------------------  --------------------- -------------------  ----------------

Units Outstanding at December 31, 2003                    593,779                900,051             218,471            78,527
                                              ====================  ===================== ===================  ================


                                                 JNL/Putnam         JNL/Putnam
                                                    Equity        International
                                                  Portfolio      Equity Portfolio
                                              ------------------ -----------------
OPERATIONS
   Net investment loss                                $ (35,836)          $ 5,611
   Net realized gain (loss) on investments             (464,785)          (65,693)
   Net change in unrealized appreciation
      on investments                                  1,222,236           539,121
                                              ------------------ -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      721,615           479,039
                                              ------------------ -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                      147,690           148,191
   Value of units redeemed                             (272,525)          (82,453)
   Transfers between portfolios                        (219,930)          (95,001)
   Policyholder charges                                  (9,251)           (3,456)
                                              ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (354,016)          (32,719)
                                              ------------------ -----------------

NET INCREASE IN NET ASSETS                              367,599           446,320

NET ASSETS BEGINNING OF PERIOD                        3,018,863         1,942,262
                                              ------------------ -----------------

NET ASSETS END OF PERIOD                            $ 3,386,462       $ 2,388,582
--------------------------------------------- ================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                  485,868           280,703

      Units Issued                                       66,189            46,179
      Units Redeemed                                   (125,101)          (59,029)
                                              ------------------ -----------------

Units Outstanding at December 31, 2003                  426,956           267,853
                                              ================== =================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                                             JNL/S&P             JNL/S&P
                                                   JNL/Putnam           JNL/Putnam          Aggressive        Conservative
                                                 Midcap Growth         Value Equity           Growth             Growth
                                                   Portfolio             Portfolio         Portfolio I         Portfolio I
                                              ---------------------  ------------------  -----------------  ------------------
OPERATIONS
   Net investment loss                                   $ (17,209)          $ (16,652)           $ 6,069           $ 189,416
   Net realized gain (loss) on investments                 (63,668)           (247,602)          (335,835)            (21,815)
   Net change in unrealized appreciation
      on investments                                       365,937           1,525,059          1,474,020           1,908,994
                                              ---------------------  ------------------  -----------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         285,060           1,260,805          1,144,254           2,076,595
                                              ---------------------  ------------------  -----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         258,689             491,702          2,501,992           6,834,764
   Value of units redeemed                                 (96,009)           (510,605)          (673,849)           (546,634)
   Transfers between portfolios                              6,110            (171,993)           142,322             594,060
   Policyholder charges                                     (2,108)            (14,940)            (5,075)             (8,126)
                                              ---------------------  ------------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   166,682            (205,836)         1,965,390           6,874,064
                                              ---------------------  ------------------  -----------------  ------------------

NET INCREASE IN NET ASSETS                                 451,742           1,054,969          3,109,644           8,950,659

NET ASSETS BEGINNING OF PERIOD                             902,452           5,875,372          4,414,809          10,062,344
                                              ---------------------  ------------------  -----------------  ------------------

NET ASSETS END OF PERIOD                               $ 1,354,194         $ 6,930,341        $ 7,524,453        $ 19,013,003
--------------------------------------------- =====================  ==================  =================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                     170,909             787,119            571,268           1,119,849

      Units Issued                                          74,035             108,160            369,213           1,058,916
      Units Redeemed                                       (46,183)           (171,261)          (200,128)           (410,497)
                                              ---------------------  ------------------  -----------------  ------------------

Units Outstanding at December 31, 2003                     198,761             724,018            740,353           1,768,268
                                              =====================  ==================  =================  ==================


                                                                                                               JNL/S&P Equity
                                                 JNL/S&P Core         JNL/S&P Core         JNL/S&P Core          Aggressive
                                                   Index 50             Index 75             Index 100             Growth
                                                 Portfolio (a)        Portfolio (b)          Portfolio           Portfolio I
                                              -------------------- -------------------- -------------------- --------------------
OPERATIONS
   Net investment loss                                   $ (1,160)              $ (197)              $ (960)           $ (21,678)
   Net realized gain (loss) on investments                    273                  111                6,110             (156,729)
   Net change in unrealized appreciation
      on investments                                       28,142                6,117               30,987              522,340
                                              -------------------- -------------------- -------------------- --------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         27,255                6,031               36,137              343,933
                                              -------------------- -------------------- -------------------- --------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                        270,038               23,307              458,032              325,340
   Value of units redeemed                                 (2,864)                (672)                (830)             (55,124)
   Transfers between portfolios                            86,764               33,515              (19,952)             128,722
   Policyholder charges                                      (110)                  (8)                 (53)              (2,203)
                                              -------------------- -------------------- -------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  353,828               56,142              437,197              396,735
                                              -------------------- -------------------- -------------------- --------------------

NET INCREASE IN NET ASSETS                                381,083               62,173              473,334              740,668

NET ASSETS BEGINNING OF PERIOD                                  -                    -               48,038            1,279,528
                                              -------------------- -------------------- -------------------- --------------------

NET ASSETS END OF PERIOD                                $ 381,083             $ 62,173            $ 521,372          $ 2,020,196
--------------------------------------------- ==================== ==================== ==================== ====================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                          -                    -                5,516              174,326

      Units Issued                                         36,319                5,734               57,685               85,066
      Units Redeemed                                         (259)                (485)             (12,231)             (46,261)
                                              -------------------- -------------------- -------------------- --------------------

Units Outstanding at December 31, 2003                     36,060                5,249               50,970              213,131
                                              ==================== ==================== ==================== ====================

                                                                        JNL/S&P
                                                JNL/S&P Equity          Moderate
                                                    Growth               Growth
                                                  Portfolio I         Portfolio I
                                              -------------------- -------------------
OPERATIONS
   Net investment loss                                 $ (186,925)          $ 144,867
   Net realized gain (loss) on investments               (422,810)           (142,520)
   Net change in unrealized appreciation
      on investments                                    3,572,927           4,040,224
                                              -------------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      2,963,192           4,042,571
                                              -------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                      4,399,662           8,035,079
   Value of units redeemed                               (691,927)         (1,217,364)
   Transfers between portfolios                        11,552,554           5,830,483
   Policyholder charges                                   (20,970)            (33,921)
                                              -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               15,239,319          12,614,277
                                              -------------------- -------------------

NET INCREASE IN NET ASSETS                             18,202,511          16,656,848

NET ASSETS BEGINNING OF PERIOD                          5,701,263          14,461,735
                                              -------------------- -------------------

NET ASSETS END OF PERIOD                             $ 23,903,774        $ 31,118,583
--------------------------------------------- ==================== ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    827,393           1,724,588

      Units Issued                                      2,092,754           1,866,707
      Units Redeemed                                     (344,536)           (660,607)
                                              -------------------- -------------------

Units Outstanding at December 31, 2003                  2,575,611           2,930,688
                                              ==================== ===================

(a) Inception date February 3, 2003.
(b) Inception date April 15, 2003.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                                                 JNL/
                                                    JNL/S&P                                    Brothers
                                                Very Aggressive         JNL/Salomon         U.S. Government        JNL/T. Rowe
                                                     Growth           Brothers Global          & Quality        Price Established
                                                  Portfolio I          Bond Portfolio       Bond Portfolio       Growth Portfolio
                                              --------------------- --------------------- --------------------  -------------------
OPERATIONS
   Net investment loss                                   $ (20,409)            $ 136,644            $ 128,455            $ (65,940)
   Net realized gain (loss) on investments                (122,403)              120,768              225,428             (136,752)
   Net change in unrealized appreciation
      on investments                                       463,970                75,946             (396,738)           1,360,745
                                              --------------------- --------------------- --------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         321,158               333,358              (42,855)           1,158,053
                                              --------------------- --------------------- --------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         401,128               963,269            1,868,601              767,250
   Value of units redeemed                                 (49,030)             (281,271)            (726,466)            (258,787)
   Transfers between portfolios                             70,445             1,005,280           (2,990,772)             526,512
   Policyholder charges                                     (1,436)               (6,708)             (20,052)              (7,333)
                                              --------------------- --------------------- --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   421,107             1,680,570           (1,868,689)           1,027,642
                                              --------------------- --------------------- --------------------  -------------------

NET INCREASE IN NET ASSETS                                 742,265             2,013,928           (1,911,544)           2,185,695

NET ASSETS BEGINNING OF PERIOD                           1,102,118             2,484,196            9,857,127            3,752,999
                                              --------------------- --------------------- --------------------  -------------------

NET ASSETS END OF PERIOD                               $ 1,844,383           $ 4,498,124          $ 7,945,583          $ 5,938,694
--------------------------------------------- ===================== ===================== ====================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                     160,429               209,812              804,141              467,506

      Units Issued                                          88,442               193,721              311,379              151,987
      Units Redeemed                                       (48,685)              (78,945)            (476,999)            (103,031)
                                              --------------------- --------------------- --------------------  -------------------

Units Outstanding at December 31, 2003                     200,186               324,588              638,521              516,462
                                              ===================== ===================== ====================  ===================


                                                 JNL/T. Rowe        JNL/T. Rowe
                                                Price Mid-Cap       Price Value
                                               Growth Portfolio      Portfolio
                                              -------------------  ---------------
OPERATIONS
   Net investment loss                                 $ (88,321)       $ (31,469)
   Net realized gain (loss) on investments               (16,381)        (124,642)
   Net change in unrealized appreciation
      on investments                                   1,912,020        1,145,889
                                              -------------------  ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     1,807,318          989,778
                                              -------------------  ---------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                     1,170,918        1,274,027
   Value of units redeemed                              (374,742)        (215,004)
   Transfers between portfolios                        2,472,989          638,410
   Policyholder charges                                   (8,437)          (5,254)
                                              -------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               3,260,728        1,692,179
                                              -------------------  ---------------

NET INCREASE IN NET ASSETS                             5,068,046        2,681,957

NET ASSETS BEGINNING OF PERIOD                         4,314,576        2,998,971
                                              -------------------  ---------------

NET ASSETS END OF PERIOD                             $ 9,382,622      $ 5,680,928
--------------------------------------------- ===================  ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                   446,705          352,888

      Units Issued                                       290,779          285,507
      Units Redeemed                                    (101,054)        (119,021)
                                              -------------------  ---------------

Units Outstanding at December 31, 2003                   636,430          519,374
                                              ===================  ===============


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                     JNL/AIM           JNL/AIM             JNL/AIM            JNL/Alger
                                                    Large Cap      Premier Equity II      Small Cap             Growth
                                                Growth Portfolio      Portfolio       Growth Portfolio        Portfolio
                                                ------------------ -----------------  ------------------  -------------------
OPERATIONS
   Net investment income (loss)                          $ (1,585)         $ (3,295)           $ (6,649)           $ (95,346)
   Net realized gain (loss) on investments                (12,029)          (15,193)            (43,608)            (975,881)
   Net change in unrealized
      depreciation on investments                         (20,318)          (56,726)           (122,126)          (1,839,338)
                                                ------------------ -----------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (33,932)          (75,214)           (172,383)          (2,910,565)
                                                ------------------ -----------------  ------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                        116,937           163,947             479,098              307,457
   Value of units redeemed                                 (1,136)           (1,922)             (2,765)            (304,148)
   Transfers between portfolios                            52,894            77,614             262,658             (940,157)
   Policyholder charges                                        (6)              (30)                (40)             (15,724)
                                                ------------------ -----------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  168,689           239,609             738,951             (952,572)
                                                ------------------ -----------------  ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                     134,757           164,395             566,568           (3,863,137)

NET ASSETS BEGINNING OF PERIOD                             35,901            71,649              39,024            8,799,285
                                                ------------------ -----------------  ------------------  -------------------

NET ASSETS END OF PERIOD                                $ 170,658         $ 236,044           $ 605,592          $ 4,936,148
----------------------------------------------  ================== =================  ==================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                      3,496             6,579               3,530              843,056

      Units Issued                                         27,592            51,717             129,376              138,655
      Units Redeemed                                       (8,429)          (26,441)            (53,506)            (262,554)
                                                ------------------ -----------------  ------------------  -------------------

Units Outstanding at December 31, 2002                     22,659            31,855              79,400              719,157
                                                ================== =================  ==================  ===================


                                                                                             JNL/Curian
                                                   JNL/Alliance          JNL/Curian           Enhanced           JNL/Curian
                                                      Capital                25             S&P 500 Stock          Global
                                                 Growth Portfolio      Portfolio (a)     Index Portfolio (a)  15 Portfolio (a)
                                                --------------------  -----------------  -------------------- ------------------
OPERATIONS
   Net investment income (loss)                           $ (24,897)          $ (3,885)                $ (56)          $ (3,588)
   Net realized gain (loss) on investments                 (506,217)            17,668                  (369)             1,491
   Net change in unrealized
      depreciation on investments                          (146,711)            (1,202)                 (113)            (3,146)
                                                --------------------  -----------------  -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         (677,825)            12,581                  (538)            (5,243)
                                                --------------------  -----------------  -------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                          159,223            678,705                22,149            586,488
   Value of units redeemed                                  (78,912)          (518,047)                  (63)          (500,638)
   Transfers between portfolios                             236,317             66,905                 5,347             12,856
   Policyholder charges                                      (1,851)                 -                     -                  -
                                                --------------------  -----------------  -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    314,777            227,563                27,433             98,706
                                                --------------------  -----------------  -------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                      (363,048)           240,144                26,895             93,463

NET ASSETS BEGINNING OF PERIOD                            1,656,857                  -                     -                  -
                                                --------------------  -----------------  -------------------- ------------------

NET ASSETS END OF PERIOD                                $ 1,293,809          $ 240,144              $ 26,895           $ 93,463
----------------------------------------------  ====================  =================  ==================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                      235,500                  -                     -                  -

      Units Issued                                          346,595             73,499                 5,185             59,657
      Units Redeemed                                       (316,731)           (50,038)                 (950)           (50,038)
                                                --------------------  -----------------  -------------------- ------------------

Units Outstanding at December 31, 2002                      265,364             23,461                 4,235              9,619
                                                ====================  =================  ==================== ==================

                                                     JNL/Curian            JNL/Curian
                                                   S&P 400 MidCap            S&P 500
                                                Index Portfolio (a)    Index Portfolio (a)
                                                ---------------------  --------------------
OPERATIONS
   Net investment income (loss)                                $ 825                $ (601)
   Net realized gain (loss) on investments                      (323)                 (491)
   Net change in unrealized
      depreciation on investments                                (12)               (1,571)
                                                ---------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                               490                (2,663)
                                                ---------------------  --------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                           182,238               235,730
   Value of units redeemed                                        (3)                   (3)
   Transfers between portfolios                                3,584                24,447
   Policyholder charges                                            -                     -
                                                ---------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     185,819               260,174
                                                ---------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                        186,309               257,511

NET ASSETS BEGINNING OF PERIOD                                     -                     -
                                                ---------------------  --------------------

NET ASSETS END OF PERIOD                                   $ 186,309             $ 257,511
----------------------------------------------  =====================  ====================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                             -                     -

      Units Issued                                            22,667                36,733
      Units Redeemed                                            (643)               (3,348)
                                                ---------------------  --------------------

Units Outstanding at December 31, 2002                        22,024                33,385
                                                =====================  ====================

(a) Inception date July 22, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    JNL/Curian           JNL/Curian           JNL/Curian         JNL/Curian
                                                     Small-Cap            Small Cap           The Dow SM          The S&P(R)
                                                   Portfolio (a)     Index Portfolio (a)   10 Portfolio (a)   10 Portfolio (a)
                                                -------------------- --------------------  ------------------ ------------------
OPERATIONS
   Net investment income (loss)                            $ (3,969)             $ 1,723            $ (4,094)          $ (3,897)
   Net realized gain (loss) on investments                   49,903                 (429)             61,211             (5,645)
   Net change in unrealized
      depreciation on investments                              (798)              (3,051)              2,557             (8,432)
                                                -------------------- --------------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           45,136               (1,757)             59,674            (17,974)
                                                -------------------- --------------------  ------------------ ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                          711,815              203,443             734,327            683,675
   Value of units redeemed                                 (551,344)                  (3)           (563,334)          (496,150)
   Transfers between portfolios                              64,309                4,348              70,758             65,227
   Policyholder charges                                           -                    -                   -                  -
                                                -------------------- --------------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    224,780              207,788             241,751            252,752
                                                -------------------- --------------------  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                       269,916              206,031             301,425            234,778

NET ASSETS BEGINNING OF PERIOD                                    -                    -                   -                  -
                                                -------------------- --------------------  ------------------ ------------------

NET ASSETS END OF PERIOD                                  $ 269,916            $ 206,031           $ 301,425          $ 234,778
----------------------------------------------  ==================== ====================  ================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                            -                    -                   -                  -

      Units Issued                                           75,068               26,734              77,080             75,532
      Units Redeemed                                        (50,037)                (627)            (50,042)           (51,019)
                                                -------------------- --------------------  ------------------ ------------------

Units Outstanding at December 31, 2002                       25,031               26,107              27,038             24,513
                                                ==================== ====================  ================== ==================


                                                    JNL/Eagle            JNL/Eagle           JNL/Janus           JNL/Janus
                                                    Core Equity          SmallCap           Aggressive           Balanced
                                                    Portfolio        Equity Portfolio    Growth Portfolio        Portfolio
                                                --------------------------------------- -------------------- ------------------
OPERATIONS
   Net investment income (loss)                          $ (14,929)          $ (32,760)          $ (147,900)          $ 28,777
   Net realized gain (loss) on investments                (122,052)            (51,442)          (3,523,317)          (117,091)
   Net change in unrealized
      depreciation on investments                         (390,496)           (577,096)            (594,396)          (299,005)
                                                -------------------  ------------------ -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (527,477)           (661,298)          (4,265,613)          (387,319)
                                                -------------------  ------------------ -------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         371,701             139,721              197,451            728,166
   Value of units redeemed                                (125,543)            (87,969)            (482,736)          (309,199)
   Transfers between portfolios                            255,169            (270,138)          (1,885,727)           277,492
   Policyholder charges                                     (3,567)             (3,282)             (27,477)            (3,977)
                                                -------------------  ------------------ -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   497,760            (221,668)          (2,198,489)           692,482
                                                -------------------  ------------------ -------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                      (29,717)           (882,966)          (6,464,102)           305,163

NET ASSETS BEGINNING OF PERIOD                           1,891,243           2,760,381           14,053,632          3,737,718
                                                -------------------  ------------------ -------------------- ------------------

NET ASSETS END OF PERIOD                               $ 1,861,526         $ 1,877,415          $ 7,589,530        $ 4,042,881
----------------------------------------------  ===================  ================== ==================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                     187,720             244,620            1,555,292            391,638

      Units Issued                                         182,060             113,705              243,062            357,883
      Units Redeemed                                      (134,044)           (138,343)            (582,746)          (288,865)
                                                -------------------  ------------------ -------------------- ------------------

Units Outstanding at December 31, 2002                     235,736             219,982            1,215,608            460,656
                                                ===================  ================== ==================== ==================


                                                    JNL/Janus            JNL/Janus
                                                  Capital Growth      Global Equities
                                                    Portfolio            Portfolio
                                                -------------------  ------------------
OPERATIONS
   Net investment income (loss)                         $ (116,521)          $ (47,268)
   Net realized gain (loss) on investments              (5,051,752)         (2,222,448)
   Net change in unrealized
      depreciation on investments                        1,844,952              20,902
                                                -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (3,323,321)         (2,248,814)
                                                -------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         262,772              38,284
   Value of units redeemed                                (378,215)           (289,186)
   Transfers between portfolios                         (2,222,051)         (1,551,451)
   Policyholder charges                                    (22,937)            (16,846)
                                                -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                (2,360,431)         (1,819,199)
                                                -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                   (5,683,752)         (4,068,013)

NET ASSETS BEGINNING OF PERIOD                          11,887,535           8,504,970
                                                -------------------  ------------------

NET ASSETS END OF PERIOD                               $ 6,203,783         $ 4,436,957
----------------------------------------------  ===================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                   1,262,399             812,892

      Units Issued                                         225,523              68,359
      Units Redeemed                                      (536,838)           (291,203)
                                                -------------------  ------------------

Units Outstanding at December 31, 2002                     951,084             590,048
                                                ===================  ==================

(a)  Inception date July 22, 2002.


                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                                            JNL/Mellon Capital
                                                   JNL/JPMorgan          JNL/Lazard         JNL/Lazard          Management
                                                   International          Mid Cap           Small Cap           Bond Index
                                                Value Portfolio (b)   Value Portfolio    Value Portfolio       Portfolio (a)
                                                --------------------  -----------------  -----------------  --------------------
OPERATIONS
   Net investment income (loss)                             $ 1,233           $ (6,639)         $ (11,997)                $ 605
   Net realized gain (loss) on investments                    2,629            (44,786)           (51,497)                   38
   Net change in unrealized
      depreciation on investments                            (1,683)           (80,417)          (190,428)                 (380)
                                                --------------------  -----------------  -----------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            2,179           (131,842)          (253,922)                  263
                                                --------------------  -----------------  -----------------  --------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                            4,921            460,398            481,187                 8,849
   Value of units redeemed                                   (1,207)           (18,133)           (13,330)                    -
   Transfers between portfolios                              53,778            112,832            681,877                10,715
   Policyholder charges                                         (15)              (961)              (185)                    -
                                                --------------------  -----------------  -----------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     57,477            554,136          1,149,549                19,564
                                                --------------------  -----------------  -----------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                        59,656            422,294            895,627                19,827

NET ASSETS BEGINNING OF PERIOD                                    -            151,515            128,000                     -
                                                --------------------  -----------------  -----------------  --------------------

NET ASSETS END OF PERIOD                                   $ 59,656          $ 573,809        $ 1,023,627              $ 19,827
----------------------------------------------  ====================  =================  =================  ====================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                            -             14,023             11,708                     -

      Units Issued                                           14,331            112,259            191,956                 1,879
      Units Redeemed                                         (8,125)           (63,191)           (89,123)                    -
                                                --------------------  -----------------  -----------------  --------------------

Units Outstanding at December 31, 2002                        6,206             63,091            114,541                 1,879
                                                ====================  =================  =================  ====================


                                                JNL/Mellon Capital
                                                    Management         JNL/Oppenheimer       JNL/Oppenheimer        JNL/PIMCO
                                                  International         Global Growth             Growth           Total Return
                                               Index Portfolio (a)        Portfolio             Portfolio         Bond Portfolio
                                              --------------------- ---------------------  -------------------- -------------------
OPERATIONS
   Net investment income (loss)                               $ (1)            $ (15,825)             $ (8,768)          $ (38,754)
   Net realized gain (loss) on investments                    (104)              (36,991)              (36,843)             10,170
   Net change in unrealized
      depreciation on investments                                -              (225,382)             (120,022)            244,864
                                              --------------------- ---------------------  -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            (105)             (278,198)             (165,633)            216,280
                                              --------------------- ---------------------  -------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                               -               260,436               174,480           1,514,179
   Value of units redeemed                                       -               (20,491)              (39,056)           (141,007)
   Transfers between portfolios                                105               156,345                34,719           3,778,632
   Policyholder charges                                          -                  (202)                 (159)               (431)
                                              --------------------- ---------------------  -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       105               396,088               169,984           5,151,373
                                              --------------------- ---------------------  -------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                            -               117,890                 4,351           5,367,653

NET ASSETS BEGINNING OF PERIOD                                   -               806,988               441,046             400,167
                                              --------------------- ---------------------  -------------------- -------------------

NET ASSETS END OF PERIOD                                       $ -             $ 924,878             $ 445,397         $ 5,767,820
--------------------------------------------  ===================== =====================  ==================== ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                           -                88,751                46,925              40,952

      Units Issued                                             300               166,930                78,694             726,466
      Units Redeemed                                          (300)             (122,634)              (61,163)           (227,775)
                                              --------------------- ---------------------  -------------------- -------------------

Units Outstanding at December 31, 2002                           -               133,047                64,456             539,643
                                              ===================== =====================  ==================== ===================



                                                                          JNL/PPM
                                                JNL/PPM America           America
                                                    Balanced             High Yield
                                                   Portfolio           Bond Portfolio
                                              ---------------------  -------------------
OPERATIONS
   Net investment income (loss)                           $ 75,756            $ 315,080
   Net realized gain (loss) on investments                 145,736             (230,208)
   Net change in unrealized
      depreciation on investments                         (429,977)             (51,159)
                                              ---------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (208,485)              33,713
                                              ---------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         497,165              651,347
   Value of units redeemed                                (469,360)            (215,458)
   Transfers between portfolios                            158,734              (58,220)
   Policyholder charges                                    (16,338)              (4,588)
                                              ---------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   170,201              373,081
                                              ---------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                      (38,284)             406,794

NET ASSETS BEGINNING OF PERIOD                           5,081,560            4,339,474
                                              ---------------------  -------------------

NET ASSETS END OF PERIOD                               $ 5,043,276          $ 4,746,268
--------------------------------------------  =====================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                     450,600              446,538

      Units Issued                                         273,681              426,552
      Units Redeemed                                      (258,760)            (391,997)
                                              ---------------------  -------------------

Units Outstanding at December 31, 2002                     465,521              481,093
                                              =====================  ===================

(a) Inception date July 22, 2002.
(b) Inception date September 30, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                 JNL/PPM America           JNL/PPM            JNL/Putnam          JNL/Putnam
                                                      Money             America Value           Equity          International
                                                Market Portfolio        Portfolio (b)         Portfolio        Equity Portfolio
                                              ----------------------  -------------------  -----------------  -------------------
OPERATIONS
   Net investment income (loss)                           $ (24,361)                $ (7)         $ (53,064)           $ (13,697)
   Net realized gain (loss) on investments                   21,366                    -           (785,326)            (779,198)
   Net change in unrealized
      depreciation on investments                           (21,366)                 (19)          (324,611)             227,404
                                              ----------------------  -------------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          (24,361)                 (26)        (1,163,001)            (565,491)
                                              ----------------------  -------------------  -----------------  -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                          460,976                5,352            188,923              190,253
   Value of units redeemed                                 (347,703)                  (3)          (302,228)            (157,835)
   Transfers between portfolios                          (1,450,805)               2,218           (547,403)            (242,443)
   Policyholder charges                                      (9,943)                   -            (13,528)              (6,222)
                                              ----------------------  -------------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (1,347,475)               7,567           (674,236)            (216,247)
                                              ----------------------  -------------------  -----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                    (1,371,836)               7,541         (1,837,237)            (781,738)

NET ASSETS BEGINNING OF PERIOD                            6,939,258                    -          4,856,100            2,724,000
                                              ----------------------  -------------------  -----------------  -------------------

NET ASSETS END OF PERIOD                                $ 5,567,422              $ 7,541        $ 3,018,863          $ 1,942,262
--------------------------------------------  ======================  ===================  =================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                      641,923                    -            585,748              308,863

      Units Issued                                          802,324                  691             90,566              408,193
      Units Redeemed                                       (928,831)                   -           (190,446)            (436,353)
                                              ----------------------  -------------------  -----------------  -------------------

Units Outstanding at December 31, 2002                      515,416                  691            485,868              280,703
                                              ======================  ===================  =================  ===================


                                                                                           JNL/S&P            JNL/S&P
                                                   JNL/Putnam          JNL/Putnam         Aggressive        Conservative
                                                 Midcap Growth        Value Equity          Growth             Growth
                                                   Portfolio            Portfolio        Portfolio I        Portfolio I
                                              --------------------- ------------------ -----------------  -----------------
OPERATIONS
   Net investment income (loss)                          $ (16,708)         $ (35,927)        $ (11,961)          $ 52,096
   Net realized gain (loss) on investments                (143,910)          (519,250)         (306,975)          (281,157)
   Net change in unrealized
      depreciation on investments                         (253,779)        (1,302,544)         (639,951)          (498,289)
                                              --------------------- ------------------ -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        (414,397)        (1,857,721)         (958,887)          (727,350)
                                              --------------------- ------------------ -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         200,841            541,213         1,238,879          2,926,776
   Value of units redeemed                                 (52,688)          (449,172)          (92,360)          (332,536)
   Transfers between portfolios                            (29,866)        (1,526,159)          (30,404)         1,791,663
   Policyholder charges                                     (2,103)           (17,576)           (5,629)            (1,256)
                                              --------------------- ------------------ -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   116,184         (1,451,694)        1,110,486          4,384,647
                                              --------------------- ------------------ -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     (298,213)        (3,309,415)          151,599          3,657,297

NET ASSETS BEGINNING OF PERIOD                           1,200,665          9,184,787         4,263,210          6,405,047
                                              --------------------- ------------------ -----------------  -----------------

NET ASSETS END OF PERIOD                                 $ 902,452        $ 5,875,372       $ 4,414,809       $ 10,062,344
--------------------------------------------  ===================== ================== =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                     159,264            972,111           450,377            646,383

      Units Issued                                         127,765            321,699           284,063            879,368
      Units Redeemed                                      (116,120)          (506,691)         (163,172)          (405,902)
                                              --------------------- ------------------ -----------------  -----------------

Units Outstanding at December 31, 2002                     170,909            787,119           571,268          1,119,849
                                              ===================== ================== =================  =================


                                                                    JNL/S&P Equity
                                                 JNL/S&P Core         Aggressive
                                                   Index 100            Growth
                                                 Portfolio (a)        Portfolio I
                                              -------------------- ------------------
OPERATIONS
   Net investment income (loss)                            $ (148)         $ (15,866)
   Net realized gain (loss) on investments                      4            (90,190)
   Net change in unrealized
      depreciation on investments                             320           (230,593)
                                              -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            176           (336,649)
                                              -------------------- ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         41,145            309,922
   Value of units redeemed                                      -            (28,168)
   Transfers between portfolios                             6,717            102,385
   Policyholder charges                                         -             (3,009)
                                              -------------------- ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   47,862            381,130
                                              -------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS                      48,038             44,481

NET ASSETS BEGINNING OF PERIOD                                  -          1,235,047
                                              -------------------- ------------------

NET ASSETS END OF PERIOD                                 $ 48,038        $ 1,279,528
--------------------------------------------  ==================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                          -            129,844

      Units Issued                                          5,516             82,533
      Units Redeemed                                            -            (38,051)
                                              -------------------- ------------------

Units Outstanding at December 31, 2002                      5,516            174,326
                                              ==================== ==================

(a) Inception date July 22, 2002.
(b) Inception date September 30, 2002.

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002



                                                                         JNL/S&P             JNL/S&P
                                                 JNL/S&P Equity          Moderate        Very Aggressive       JNL/Salomon
                                                     Growth               Growth              Growth         Brothers Global
                                                  Portfolio I          Portfolio I         Portfolio I        Bond Portfolio
                                              ---------------------  -----------------  ------------------- -------------------
OPERATIONS
   Net investment income (loss)                          $ (86,553)         $ (14,151)           $ (19,874)          $ 111,242
   Net realized gain (loss) on investments              (1,076,582)          (775,107)            (276,853)             13,599
   Net change in unrealized
      depreciation on investments                         (658,813)        (1,166,637)            (121,377)             19,904
                                              ---------------------  -----------------  ------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (1,821,948)        (1,955,895)            (418,104)            144,745
                                              ---------------------  -----------------  ------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                       2,234,727          4,886,612              202,971             217,811
   Value of units redeemed                                (278,335)          (561,126)             (51,566)           (121,078)
   Transfers between portfolios                           (213,388)         1,096,517             (184,868)            354,085
   Policyholder charges                                    (12,968)            (5,399)              (3,274)             (1,311)
                                              ---------------------  -----------------  ------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 1,730,036          5,416,604              (36,737)            449,507
                                              ---------------------  -----------------  ------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                      (91,912)         3,460,709             (454,841)            594,252

NET ASSETS BEGINNING OF PERIOD                           5,793,175         11,001,026            1,556,959           1,889,944
                                              ---------------------  -----------------  ------------------- -------------------

NET ASSETS END OF PERIOD                               $ 5,701,263       $ 14,461,735          $ 1,102,118         $ 2,484,196
--------------------------------------------  =====================  =================  =================== ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                     629,958          1,128,991              174,264             170,660

      Units Issued                                         808,669          1,651,507               97,752             135,549
      Units Redeemed                                      (611,234)        (1,055,910)            (111,587)            (96,397)
                                              ---------------------  -----------------  ------------------- -------------------

Units Outstanding at December 31, 2002                     827,393          1,724,588              160,429             209,812
                                              =====================  =================  =================== ===================


                                                       JNL/
                                                     Brothers
                                                 U.S. Government          JNL/T. Rowe          JNL/T. Rowe          JNL/T. Rowe
                                                     & Quality         Price Established      Price Mid-Cap         Price Value
                                                  Bond Portfolio        Growth Portfolio     Growth Portfolio        Portfolio
                                              -----------------------  -------------------  -------------------  ------------------
OPERATIONS
   Net investment income (loss)                            $ 229,642            $ (68,621)           $ (78,331)          $ (51,830)
   Net realized gain (loss) on investments                   279,781             (579,890)            (247,463)           (174,779)
   Net change in unrealized
      depreciation on investments                            149,809             (891,506)          (1,239,548)           (518,886)
                                              -----------------------  -------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           659,232           (1,540,017)          (1,565,342)           (745,495)
                                              -----------------------  -------------------  -------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Proceeds from the sale of units                         1,403,538              483,872              580,173             533,863
   Value of units redeemed                                  (486,948)            (271,575)            (236,230)           (189,302)
   Transfers between portfolios                            2,893,242           (1,204,848)            (867,190)            262,737
   Policyholder charges                                      (13,358)             (11,479)             (14,310)             (4,361)
                                              -----------------------  -------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   3,796,474           (1,004,030)            (537,557)            602,937
                                              -----------------------  -------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                      4,455,706           (2,544,047)          (2,102,899)           (142,558)

NET ASSETS BEGINNING OF PERIOD                             5,401,421            6,297,046            6,417,475           3,141,529
                                              -----------------------  -------------------  -------------------  ------------------

NET ASSETS END OF PERIOD                                 $ 9,857,127          $ 3,752,999          $ 4,314,576         $ 2,998,971
--------------------------------------------  =======================  ===================  ===================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                       488,773              589,978              495,035             300,675

      Units Issued                                           782,722              251,046              196,672             320,853
      Units Redeemed                                        (467,354)            (373,518)            (245,002)           (268,640)
                                              -----------------------  -------------------  -------------------  ------------------

Units Outstanding at December 31, 2002                       804,141              467,506              446,705             352,888
                                              =======================  ===================  ===================  ==================

                     See notes to the financial statements.

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account I (the "Separate Account") on September 12,
1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains fifty-six (56) Portfolios, each of which invests in the following series of mutual funds:

---------------------------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
JNL/AIM Large Cap Growth Fund                                 JNL/PPM America Balanced Fund
JNL/AIM Premier Equity II Fund                                JNL/PPM America High Yield Bond Fund
JNL/AIM Small Cap Growth Fund                                 JNL/PPM America Money Market Fund
JNL/Alger Growth Fund                                         JNL/PPM America Value Fund
JNL/Alliance Capital Growth Fund                              JNL/Putnam Equity Fund
JNL/Curian Enhanced S&P 500 Stock Index Fund                  JNL/Putnam International Equity Fund
JNL/Curian S&P 400 Mid Cap Index Fund                         JNL/Putnam Midcap Growth Fund
JNL/Curian S&P 500 Index Fund                                 JNL/Putnam Value Equity Fund
JNL/Curian Small Cap Index Fund                               JNL/S&P Aggressive Growth Fund I
JNL/Eagle Core Equity Fund                                    JNL/S&P Conservative Growth Fund I
JNL/Eagle SmallCap Equity Fund                                JNL/S&P Core Index 50 Fund
JNL/Janus Aggressive Growth Fund                              JNL/S&P Core Index 75 Fund
JNL/Janus Balanced Fund                                       JNL/S&P Core Index 100 Fund
JNL/Janus Capital Growth Fund                                 JNL/S&P Equity Aggressive Growth Fund I
JNL/Janus Global Equities Fund                                JNL/S&P Equity Growth Fund I
JNL/JPMorgan International Value Fund                         JNL/S&P Moderate Growth Fund I
JNL/Lazard Mid Cap Value Fund                                 JNL/S&P Very Aggressive Growth Fund I
JNL/Lazard Small Cap Value Fund                               JNL/Salomon Brothers Global Bond Fund
JNL/Mellon Capital Management Bond Index Fund                 JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Mellon Capital Management International Index Fund        JNL/T. Rowe Price Established Growth Fund
JNL/Oppenheimer Global Growth Fund                            JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Oppenheimer Growth Fund                                   JNL/T. Rowe Price Value Fund
JNL/PIMCO Total Return Bond Fund
---------------------------------------------------------------------------------------------------------------------------
    JNL VARIABLE FUND LLC                                       JNLNY VARIABLE FUND I LLC
JNL/Curian Communications Sector Fund                         JNL/Curian 25 Fund
JNL/Curian Consumer Brands Sector Fund                        JNL/Curian Global 15 Fund
JNL/Curian Energy Sector Fund                                 JNL/Curian Small-Cap Fund
JNL/Curian Financial Sector Fund                              JNL/Curian The Dow SM 10 Fund
JNL/Curian Pharmaceutical/Healthcare Sector Fund              JNL/Curian The S&P(R)10 Fund
JNL/Curian Technology Sector Fund
---------------------------------------------------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION (CONTINUED)

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson
National Life Insurance Company, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the net asset values of the respective Funds.
     The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate
     Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT CHARGES

     CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the years ended December 31, 2003 and 2002, contract maintenance charges were assessed in the amount of $60,151 and $49,945, respectively.

     TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
     Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs. This fee will be deducted from any contract values remaining in the portfolio(s) from which the transfers were made.

NOTE 3 - POLICY CHARGES (CONTINUED)

CONTRACT CHARGES (CONTINUED)

     TRANSFER FEE CHARGE (CONTINUED)

     If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended December 31, 2003 and 2002, transfer fee charges were assessed in the amount of $375 and $500, respectively.

     SURRENDER OR CONTINGENT DEFERRED SALES CHARGE

     During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the years ended December 31, 2003 and 2002, surrender charges were assessed in the amount of $275,542 and $193,897, respectively.

ASSET-BASED CHARGES

     INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

     Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.10% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson
     National is that the costs of administering the contracts of the Separate
     Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

     OPTIONAL BENEFIT CHARGES

     CONTRACT ENHANCEMENT CHARGE. If you select one of the contract enhancement benefits, then for a period of three to seven contract years, Jackson
     National will make an additional deduction based upon the average daily net asset value of your allocations to the portfolios. The amounts of these charges depend upon which of the contract enhancements you select and range from 0.395% to 0.65%.

     CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a contract enhancement benefit and then make a partial or total withdrawal during the first three to seven contract years, Jackson National will assess a recapture charge that reimburses Jackson National for all or part of the contract enhancements that Jackson National credited to the account based on the first year payments.

     GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select this benefit, on a calendar quarter basis, Jackson National will deduct 0.1125% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select this benefit,
     Jackson National will make an additional deduction of 0.35% on an annual basis of the average daily net asset value of your allocations to the portfolios. This charge will increase to 0.55% upon the first election of a "step-up". Jackson National reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%.

NOTE 3 - POLICY CHARGES (CONTINUED)

     OPTIONAL BENEFIT CHARGES (CONTINUED)

     OPTIONAL DEATH BENEFIT CHARGES. If you select one of the two optional death benefits available under your Contract, Jackson National will deduct 0.15% or 0.25% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     WITHDRAWAL CHARGE PERIOD. If you select the optional three or five-year withdrawal charge period feature (on the Perspective II base contract), Jackson National will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of your allocations to the portfolios.

     20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson National will deduct 0.30% on an annual basis of the average daily net assets value of your allocations to the portfolios.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them.
     Premium taxes generally range from 0% to 3.5% depending on the state.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2003, purchases and proceeds from sales of investments are as follows:

-----------------------------------------------------------------------------------------
                                JNL SERIES TRUST
                                                                            PROCEEDS
                                                              PURCHASES    FROM SALES
JNL/AIM Large Cap Growth Fund                                 $ 1,428,056    $ 388,629
JNL/AIM Premier Equity II Fund                                    133,496       25,904
JNL/AIM Small Cap Growth Fund                                   1,954,551      319,547
JNL/Alger Growth Fund                                           1,471,081    1,093,717
JNL/Alliance Capital Growth Fund                                1,738,178      999,990
JNL/Curian Enhanced S&P 500 Index Fund                          1,150,643      143,096
JNL/Curian S&P 400 Mid Cap Index Fund                           1,765,553      108,577
JNL/Curian S&P 500 Index Fund                                   3,855,475      149,093
JNL/Curian Small Cap Index Fund                                 2,504,180      233,804
JNL/Eagle Core Equity Fund                                      1,131,327      556,445
JNL/Eagle SmallCap Equity Fund                                  1,132,611      648,232
JNL/Janus Aggressive Growth Fund                                  753,311    3,881,111
JNL/PPM America Balanced Fund                               $ 3,219,729    $ 1,119,517
JNL/PPM America High Yield Bond Fund                         10,207,305      4,042,674
JNL/PPM America Money Market Fund                             4,711,310      7,912,180
JNL/PPM America Value Fund                                    1,084,909         57,401
JNL/Putnam Equity Fund                                          514,582        904,434
JNL/Putnam International Equity Fund                            436,590        463,698
JNL/Putnam Midcap Growth Fund                                   442,428        292,955
JNL/Putnam Value Equity Fund                                  1,269,156      1,491,644
JNL/S&P Aggressive Growth Fund I                              3,813,832      1,842,373
JNL/S&P Conservative Growth Fund I                           11,298,732      4,235,252
JNL/S&P Core Index 50 Fund                                      356,977          4,289
JNL/S&P Core Index 75 Fund                                       60,421          4,385
JNL/Janus Balanced Fund                                     $ 1,730,367     $1,265,130
JNL/Janus Capital Growth Fund                                   858,911      2,989,558
JNL/Janus Global Equities Fund                                  106,756      1,469,579
JNL/JPMorgan International Value Fund                           698,060         73,401
JNL/Lazard Mid Cap Value Fund                                 1,332,993        195,951
JNL/Lazard Small Cap Value Fund                               2,355,975        975,529
JNL/Mellon Capital Management Bond Index Fund                   740,509        180,621
JNL/Mellon Capital Management International Index Fund          665,177         60,494
JNL/Oppenheimer Global Growth Fund                            1,224,396        263,589
JNL/Oppenheimer Growth Fund                                     299,742        151,018
JNL/PIMCO Total Return Bond Fund                              8,114,629      5,056,331
JNL/S&P Core Index 100 Fund                                  $  556,891     $  119,878
JNL/S&P Equity Aggressive Growth Fund I                         772,223        397,166
JNL/S&P Equity Growth Fund I                                 17,874,481      2,822,087
JNL/S&P Moderate Growth Fund I                               19,228,545      6,469,401
JNL/S&P Very Aggressive Growth Fund I                           811,348        410,650
JNL/Salomon Brothers Global Bond Fund                         2,933,746      1,061,094
JNL/Salomon Brothers US Government & Quality Bond Fund        4,461,565      6,107,897
JNL/T. Rowe Price Established Growth Fund                     1,980,168      1,018,466
JNL/T. Rowe Price Mid-Cap Growth Fund                         4,475,605      1,257,828
JNL/T. Rowe Price Value Fund                                  2,770,240      1,109,530

-----------------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
                                                                             PROCEEDS
                                                              PURCHASES     FROM SALES
JNL/Curian Communications Sector Fund                         $   5,100      $   5,451
JNL/Curian Consumer Brands Sector Fund                            4,800          4,891
JNL/Curian Energy Sector Fund                                     5,100          5,378
JNL/Curian Financial Sector Fund                                 28,663          5,266
JNL/Curian Pharmaceutical/Healthcare Sector Fund                 39,089          5,271
JNL/Curian Technology Sector Fund                                 4,800          4,839

---------------------------------------------------------------------------------------
                           JNLNY VARIABLE FUND I LLC
                                                                           PROCEEDS
                                                           PURCHASES      FROM SALES
JNL/Curian 25 Fund                                          $ 5,863,453      $ 544,843
JNL/Curian Global 15 Fund                                     1,236,175        136,439
JNL/Curian Small-Cap Fund                                     5,384,859        707,034
JNL/Curian The Dow SM 10 Fund                                 7,358,959        500,623
JNL/Curian The S&P(R)10 Fund
                                                              7,607,311        570,083

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES
  The following is a summary of insurance charges for the period ended December 31, 2003:



                  JNL/AIM            JNL/AIM            JNL/AIM          JNL/Alger        JNL/Alliance        JNL/Curian
                  Large Cap      Premier Equity II      Small Cap          Growth           Capital               25
              Growth Portfolio      Portfolio       Growth Portfolio     Portfolio      Growth Portfolio      Portfolio
              -----------------  -----------------  ----------------- ----------------  -----------------  -----------------
 M&E CLASS

   1.250                  $ 13                $ -               $ 77             $ 17              $ 102               $ 32
   1.400                   750                368                784              306                136              3,508
   1.500                    21                  -                 54               11                  -                 66
   1.550                     -                  -                  -                -                  -                  -
   1.600                    60                  -                  -                -                  -                193
   1.645                     -                  -                  -                -                  -                 16
   1.650                    34                  -                190               10                  -              1,012
   1.670                    87                  -                485              162                 14                 36
   1.700                   130                  -                103               45                  -                130
   1.750                   849                  8                904               20                  5              1,464
   1.795                 1,017                  -                490              572                 21             13,214
   1.800                     -                 38                 49                -                 20                 19
   1.820                     -                  -                  1               76                 75                  -
   1.850                    37                 11                 37               34                 34                 40
   1.895                     -                  -                  -                -                  -                 11
   1.900                     -                  -                  -                -                  -                  -
   1.920                    76                  -                295              171                  -                977
   1.945                     -                  -                  -                -                  -                  -
   1.950                     3                  -                  -                3                  -                  -
   1.960                 1,260                109              1,267              937                430             38,946
   1.970                    24                  -                  3               29                  -                 45
   1.995                     -                  -                  -                -                  -                  -
   2.000                     -                 12                 49                -                  -                397
   2.020                     -                  -                  -               64                  -                 55
   2.050                     -                  -                 37               38                  -                822
   2.095                     -                  -                  -               51                 48                618
   2.100                     -                  -                  -                -                  -                  -
   2.145                     -                  -                 19                -                  -                 14
   2.150                     -                  -                200                -                235                456
   2.195                     -                  -                 33                -                  -                 57
   2.220                     -                  -                  -                -                  -                 13
   2.245                     -                  -                  -                -                  -                  -
   2.270                     2                  -                 45                -                164                 74
   2.295                     -                  -                  -                -                  -                  -
   2.300                     -                 10                100                7                479                128
   2.310                     -                  -                  -                -                  -                  -
   2.320                     -                  -                  -                -                  -                  -
   2.350                     -                  -                  -                -                  -                 73
   2.395                     -                 11                  6                -                  -                  -
   2.450                    75                265                 22               77              1,652                211
   2.470                     -                  -                  -                -                  -                  -



                                                                              JNL/Curian
                  JNL/Curian           JNL/Curian          JNL/Curian          Enhanced          JNL/Curian       JNL/Curian
                Communications      Consumer Brands          Energy          S&P 500 Stock       Financial          Global
               Sector Portfolio     Sector Portfolio    Sector Portfolio    Index Portfolio   Sector Portfolio   15 Portfolio
             --------------------- -------------------  -----------------  ------------------ ----------------- ----------------
 M&E CLASS

   1.250                      $ 1                 $ 1                $ 1                $ 68               $ 1             $ 40
   1.400                        -                   -                  -                 784                 -              718
   1.500                        -                   -                  -                   4                 -               48
   1.550                        -                   -                  -                   -                 -                -
   1.600                        -                   -                  -                 114                 -              128
   1.645                        -                   -                  -                   -                 -               15
   1.650                        1                   1                  1                  24                 1            1,001
   1.670                        -                   -                  -                 113                 -               88
   1.700                        -                   -                  -                 159                 -               92
   1.750                        -                   -                  -                 887                 -            1,337
   1.795                        -                   -                  -                  62                 6              275
   1.800                        -                   -                  -                  28                 -               24
   1.820                        -                   -                  -                   -                 -                -
   1.850                        -                   -                  -                   -                 -               48
   1.895                        -                   -                  -                   -                 -               11
   1.900                        -                   -                  -                   -                 -               15
   1.920                        -                   -                  -                   -                 -               55
   1.945                        -                   -                  -                   -                 -                -
   1.950                        -                   -                  -                   -                 -                -
   1.960                        -                   -                  -                 873                 -            1,598
   1.970                        -                   -                  -                   -                 -               59
   1.995                        -                   -                  -                   -                 -                8
   2.000                        -                   -                  -                   -                 -               40
   2.020                        -                   -                  -                  46                 -               35
   2.050                        -                   -                  -                  88                 -              805
   2.095                        -                   -                  -                  94                 -              635
   2.100                        -                   -                  -                   -                 -                -
   2.145                        -                   -                  -                   -                 -               14
   2.150                        -                   -                  -                   -                 -              360
   2.195                        -                   -                  -                  11                 -                -
   2.220                        -                   -                  -                   -                 -               13
   2.245                        -                   -                  -                   6                 -                -
   2.270                        -                   -                  -                   -                 -               59
   2.295                        -                   -                  -                   -                 -               22
   2.300                        -                   -                  -                 651                 -              141
   2.310                        -                   -                  -                   -                 -                -
   2.320                        -                   -                  -                   -                 -                -
   2.350                        -                   -                  -                   -                 -               69
   2.395                        -                   -                  -                   -                 -                -
   2.450                        -                   -                  -                 145                 -               58
   2.470                        -                   -                  -                   3                 -                -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):


                  JNL/AIM            JNL/AIM            JNL/AIM          JNL/Alger        JNL/Alliance        JNL/Curian
                  Large Cap      Premier Equity II      Small Cap          Growth           Capital               25
              Growth Portfolio      Portfolio       Growth Portfolio     Portfolio      Growth Portfolio      Portfolio
              -----------------  -----------------  ----------------- ----------------  -----------------  -----------------
 M&E CLASS

   2.570                     -                  -                 -               -                    -                  3
   2.595                     -                  -                 -               -                    -                  4
   2.650                    40                  -                 84               95                  -                  -
   2.800                     -                  -                127                -                  -                  -


PERSPECTIVE
  Standard Benefit       2,563              1,266              4,227           73,140             17,355                548
  Contract Enhancement
  Benefit                1,783              2,812              7,131            6,699              9,234                331
              -----------------  -----------------  ----------------- ----------------  -----------------  -----------------

    Total              $ 8,824            $ 4,910           $ 16,819         $ 82,564           $ 30,004           $ 63,513
              =================  =================  ================= ================  =================  =================



                                                                               JNL/Curian
                   JNL/Curian           JNL/Curian          JNL/Curian          Enhanced          JNL/Curian       JNL/Curian
                 Communications      Consumer Brands          Energy          S&P 500 Stock       Financial          Global
                Sector Portfolio     Sector Portfolio    Sector Portfolio    Index Portfolio   Sector Portfolio   15 Portfolio
              --------------------- -------------------  -----------------  ------------------ ----------------- ----------------
 M&E CLASS

   2.570                         -                     -                -                    -                -                1
   2.595                         -                     -                -                    -                -                2
   2.650                         -                   -                  -                   6                 -                -
   2.800                         -                   -                  -                   -                 -                -


PERSPECTIVE
  Standard Benefit               1                   1                  1                 668                 2              475
  Contract Enhancement
  Benefit                        -                   -                  -               2,096                 7              492
              --------------------- -------------------  -----------------  ------------------ ----------------- ----------------

    Total                      $ 3                 $ 3                $ 3             $ 6,930              $ 17          $ 8,781
              ===================== ===================  =================  ================== ================= ================

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):


                      JNL/Curian
                   Pharmaceutical/      JNL/Curian         JNL/Curian          JNL/Curian         JNL/Curian         JNL/Curian
                      Healthcare      S&P 400 MidCap         S&P 500            Small-Cap         Small Cap          Technology
                   Sector Portfolio   Index Portfolio    Index Portfolio        Portfolio      Index Portfolio    Sector Portfolio
                   -----------------  ----------------  ------------------  ------------------ -----------------  -----------------
   M&E CLASS

     1.250                      $ 1             $ 138               $ 122                $ 35             $ 146                $ 1
     1.400                        -               592               1,970               3,012               502                  -
     1.500                        -                17                  17                  48                 -                  -
     1.550                        -                 -                  32                   -                 -                  -
     1.600                        -                77                 231                 122                60                  -
     1.645                        -               156                 208                  16               157                  -
     1.650                        1               105                 102               1,118               113                  1
     1.670                        -                56                   -                  85                 5                  -
     1.700                        -                67                  31                  36                10                  -
     1.750                        -             1,262               2,423               1,430             1,171                  -
     1.795                        8             1,065               3,447              10,682             1,472                  -
     1.800                        -                52                  35                  13                40                  -
     1.820                        -                 -                 453                   -                 -                  -
     1.850                        -                11                 116                  48                52                  -
     1.895                        -                 -                   -                  11                 -                  -
     1.900                        -                68                 169                   -                34                  -
     1.920                        -                82                  91                 814                81                  -
     1.945                        -                 4                   4                   -                 4                  -
     1.950                        -                 -                   -                   -                 -                  -
     1.960                        -             6,691               7,387              31,496             7,124                  -
     1.970                        -                 -                   -                  44                10                  -
     1.995                        -                 -                   -                   8                 -                  -
     2.000                        -                 -                  22                 117                21                  -
     2.020                        -                41                  77                  25                18                  -
     2.050                        -                 -                  62                 806                30                  -
     2.095                        -                 1                 191                 561                 1                  -
     2.100                        -                 -                   -                   -                 -                  -
     2.145                        -                82               1,135                 109                83                  -
     2.150                        -                 -                 114                 487                 -                  -
     2.195                        -                 -                  31                  34                 -                  -
     2.220                        -                 -                   -                  13                 -                  -
     2.245                        -                 1                   -                   2                 -                  -
     2.270                        -               177                 219                  40               172                  -
     2.295                        -                 -                   -                   -                 -                  -
     2.300                        -               416               2,122                 169               411                  -
     2.310                        -                 -                   -                   -                 -                  -
     2.320                        -                 -                   -                   -                 -                  -
     2.350                        -                 -                   -                  73                 -                  -
     2.395                        -                 -                  11                   -                 -                  -
     2.450                        -               114                 161                 405             1,065                  -
     2.470                        -                 -                   -                   -                 -                  -





                      JNL/Curian          JNL/Curian          JNL/Eagle         JNL/Eagle         JNL/Janus         JNL/Janus
                     The Dow SM           The S&P(R)           Core Equity       SmallCap          Aggressive          Balanced
                    10 Portfolio        10 Portfolio         Portfolio      Equity Portfolio  Growth Portfolio      Portfolio
                  ------------------  ------------------  ----------------- ----------------  -----------------  -----------------
   M&E CLASS

     1.250                     $ 11                $ 20               $ 66             $ 16                $ -               $ 21
     1.400                    4,998               4,030                593              236                103              1,131
     1.500                       66                  75                 42                1                  -                 19
     1.550                        -                   -                  -                -                  -                  -
     1.600                      210                 185                  -                -                  7                  7
     1.645                       16                  15                  -                -                  -                  -
     1.650                    1,040                 945                 19                -                  -                201
     1.670                       43                  23                 88                1                  -                110
     1.700                      404                 161                 56                -                  -                135
     1.750                    1,565               1,500                417              266                  -                948
     1.795                   11,946              17,014                966                -                 56              1,891
     1.800                       18                   4                 56               20                  -                456
     1.820                        -                   -                 58                1                  -                  -
     1.850                       40                  76                 85               18                  -                 28
     1.895                       11                  11                  -                -                  -                  -
     1.900                       12                   -                  -                -                  -                  -
     1.920                      905               1,290                159                -                  -                 69
     1.945                       19                   -                  -                -                  -                  -
     1.950                        1                   1                  6                -                  -                  3
     1.960                   41,492              50,058              1,103              612                618              2,302
     1.970                       79                  44                 41                3                  -                 21
     1.995                        -                   -                  -                -                  -                  -
     2.000                      432                 122                  -                -                  -                  -
     2.020                       35                  87                  -               32                  -                  -
     2.050                      877                 702                  -                -                  -                 42
     2.095                      822                 747                 48                -                 41                346
     2.100                        -                   -                  -                -                  -                  -
     2.145                       13                  13                180              295                  -                435
     2.150                      357                 340                  7               68                  -                  5
     2.195                       66                  35                  1                -                  -                  -
     2.220                       13                  13                  -                -                  -                  -
     2.245                        -                   -                  -                -                  -                  -
     2.270                       74                  73                  -                -                  -                 13
     2.295                        -                   -                  -               11                  -                  -
     2.300                      372                 211                349              184                  -                895
     2.310                        -                   -                  -                -                  -                  -
     2.320                        -                   -                  -                -                  -                  -
     2.350                       73                  70                  -                -                  -                175
     2.395                        -                   -                  -                -                  -                  -
     2.450                    1,177                  59                  -              258                  -                195
     2.470                        -                   -                  -                -                  -                  -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):


                      JNL/Curian
                   Pharmaceutical/      JNL/Curian         JNL/Curian          JNL/Curian         JNL/Curian         JNL/Curian
                      Healthcare      S&P 400 MidCap         S&P 500            Small-Cap         Small Cap          Technology
                   Sector Portfolio   Index Portfolio    Index Portfolio        Portfolio      Index Portfolio    Sector Portfolio
                   -----------------  ----------------  ------------------  ------------------ -----------------  -----------------
   M&E CLASS

     2.570                        -                 4                   7                   2                 2                  -
     2.595                        -                 6                  10                   -                 3                  -
     2.650                        -               194                  10                 169                62                  -
     2.800                        -               308                 302                  97               316                  -


  PERSPECTIVE
  Standard Benefit                1               544               4,095               1,318             3,786                  1
  Contract Enhancement
    Benefit                      10               546               1,213                 377               743                  -
                   -----------------  ----------------  ------------------  ------------------ -----------------  -----------------

      Total                    $ 21          $ 12,877            $ 26,620            $ 53,822          $ 17,694                $ 3
                   =================  ================  ==================  ================== =================  =================



                      JNL/Curian          JNL/Curian          JNL/Eagle         JNL/Eagle         JNL/Janus          JNL/Janus
                      The Dow SM           The S&P(R)           Core Equity       SmallCap          Aggressive          Balanced
                     10 Portfolio        10 Portfolio         Portfolio      Equity Portfolio  Growth Portfolio      Portfolio
                   ------------------  ------------------  ----------------- ----------------  -----------------  -----------------
   M&E CLASS

     2.570                         4                   5                  -                -                  -                  -
     2.595                         5                   7                  -                -                  -                  -
     2.650                         -                   -                  -                -                  -                  -
     2.800                         -                   -                122              154                  -                465


  PERSPECTIVE
  Standard Benefit               557                 749             17,795           24,119             99,142             35,553
  Contract Enhancement
    Benefit                      722                 392             11,927            6,143              7,037             21,509
                   ------------------  ------------------  ----------------- ----------------  -----------------  -----------------

      Total                 $ 68,475            $ 79,077           $ 34,184         $ 32,438          $ 107,004           $ 66,975
                   ==================  ==================  ================= ================  =================  =================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):

                                                                                                              JNL/Mellon Capital
                      JNL/Janus         JNL/Janus        JNL/JPMorgan       JNL/Lazard        JNL/Lazard          Management
                    Capital Growth   Global Equities    International         Mid Cap         Small Cap           Bond Index
                      Portfolio         Portfolio      Value Portfolio    Value Portfolio  Value Portfolio        Portfolio
                   ----------------- ----------------- -----------------  ---------------- -----------------  -------------------
   M&E CLASS

     1.250                     $ 81               $ -               $ 5               $ 9               $ 9                  $ -
     1.400                      176                 -               144               450               807                  447
     1.500                        -                 -                 -                61                50                    -
     1.550                        -                 -                 -                 -                 -                    -
     1.600                        -                 -                 -                45                36                  104
     1.645                        -                 -                 -                 -                 -                    -
     1.650                        -                 -                 -               190                 -                    -
     1.670                        -                 -                78               481               483                    1
     1.700                       81                 -                 5               162               178                    -
     1.750                        -                 -               330               615               227                   27
     1.795                       66                 -                64               738               866                  393
     1.800                        -                 -                 -                 -                64                   47
     1.820                        -                 -                 -               145                 1                    -
     1.850                        -                 -                 2                48                27                   92
     1.895                        -                 -                 -                 -                 -                    -
     1.900                        6                 -                 -                15                23                   33
     1.920                        -                 -                 -               262               290                   73
     1.945                        -                 -                 7                 4                 -                    -
     1.950                        -                 -                 -                 2                 3                    -
     1.960                      229                 -                60               775             4,687                    1
     1.970                        -                 -                 -                31                 9                    -
     1.995                        -                 -                 -                 -                 -                    -
     2.000                       50                 -               104                35               152                    -
     2.020                        -                 -                59               123                35                    -
     2.050                       37                 -                 -                44                38                    -
     2.095                      132                 -               129               557               405                  109
     2.100                        -                 -                 -                 -                 -                    -
     2.145                        -                 -                 -                22               201                    -
     2.150                        -                 -                 4               165                57                    -
     2.195                        -                 -                 -                 -                 -                    -
     2.220                        -                 -                 -                 -                 -                    -
     2.245                        -                 -                 -                 -                 -                    -
     2.270                        -                 -                 -                42                42                  171
     2.295                        -                 -                 -                23                 -                    -
     2.300                        -                 -               240               214               543                  516
     2.310                        -                 -                 -                 -                 -                    -
     2.320                        -                 -                 -                 -                 -                    -
     2.350                        -                 -                 -                 -                 -                    -
     2.395                        -                 -                 -                 -                 -                    -
     2.450                        -                 -                 -               146               224                    -
     2.470                        -                 -                 -                 -                 -                    -




                 JNL/Mellon Capital                                                                                    JNL/PPM
                   Management         JNL/Oppenheimer     JNL/Oppenheimer        JNL/PIMCO       JNL/PPM America       America
                  International        Global Growth           Growth          Total Return          Balanced         High Yield
                 Index Portfolio         Portfolio           Portfolio        Bond Portfolio        Portfolio       Bond Portfolio
               --------------------  ------------------  -------------------  ----------------  ------------------ -----------------
   M&E CLASS

     1.250                     $ -                $ 63                  $ -             $ 203                $ 55              $ 38
     1.400                      40                 732                  311             3,185                 969             4,146
     1.500                       -                  16                    -                93                  23                57
     1.550                       -                   -                    -                 -                   -                 -
     1.600                      82                   7                    -                29                  53                99
     1.645                      51                   -                    -                 -                   5                 3
     1.650                       8                  19                    -               849                  44                15
     1.670                       -                  84                    -               300                 147               112
     1.700                       -                  75                   47               983                 340               523
     1.750                     844                 340                  364               767                 488             1,452
     1.795                     159                 896                  164             5,775               1,469             5,343
     1.800                       -                  15                    -               827                  98               334
     1.820                       -                 209                  186             2,736                 237             3,821
     1.850                      13                  42                   13                77                  35                40
     1.895                       -                   -                    -                 -                   -                 -
     1.900                      34                   6                    -                 -                   6                 -
     1.920                      81                  74                    7               525                 220               400
     1.945                       -                   -                    -                 -                   -               504
     1.950                       -                   3                    -                 6                   3                 3
     1.960                     163                 932                  162             7,696               3,169            10,721
     1.970                       -                   -                    -               106                  12                93
     1.995                       -                   -                    -                 -                   -                 -
     2.000                       -                   -                   69               584                 145               329
     2.020                      25                  18                    -                41                  15                34
     2.050                      28                  38                    -               545                   -               370
     2.095                       1                 182                   88             1,415                 107             1,019
     2.100                       -                   -                    -                 -                   -                 -
     2.145                     152                  90                   85             4,456               2,907             1,318
     2.150                       -                   -                    -               412                  59               181
     2.195                       -                   -                    -                89                  36                 1
     2.220                       -                   -                    -                 -                   -                 -
     2.245                       -                   -                    -                 6                   -               114
     2.270                     179                 125                    2                82                   -                 1
     2.295                       -                   -                    -                 -                   -                 -
     2.300                     194                 559                   33             9,965                 446             4,946
     2.310                       -                   -                    -                 -                   -                 -
     2.320                       -                   -                    -                 4                   -                 -
     2.350                       -                   -                    -                 -                   -               174
     2.395                       -                   -                    -                 -                   6                 -
     2.450                      40                 832                  242             5,606                 144            18,707
     2.470                       -                   -                    -                 3                   -                 -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):


                                                                                                              JNL/Mellon Capital
                      JNL/Janus         JNL/Janus        JNL/JPMorgan       JNL/Lazard        JNL/Lazard          Management
                    Capital Growth   Global Equities    International         Mid Cap         Small Cap           Bond Index
                      Portfolio         Portfolio      Value Portfolio    Value Portfolio  Value Portfolio        Portfolio
                   ----------------- ----------------- -----------------  ---------------- -----------------  -------------------
   M&E CLASS

     2.570                        -                 -                 -                 -                 -                    -
     2.595                        -                 -                 -                 -                 -                    -
     2.650                        -                 -                41                41                39                   25
     2.800                        -                 -                96               154                79                    -


  PERSPECTIVE
  Standard Benefit           83,632            54,544               940             2,985            14,807                  334
  Contract Enhancement
    Benefit                   8,039                 -             1,117             6,830             7,702                1,219
                   ----------------- ----------------- -----------------  ---------------- -----------------  -------------------

      Total                $ 92,529          $ 54,544           $ 3,425          $ 15,414          $ 32,084              $ 3,592
                 =================== ================= =================  ================ =================  ===================


                  JNL/Mellon Capital                                                                                    JNL/PPM
                     Management         JNL/Oppenheimer    JNL/Oppenheimer        JNL/PIMCO       JNL/PPM America       America
                    International        Global Growth          Growth          Total Return          Balanced         High Yield
                   Index Portfolio         Portfolio          Portfolio        Bond Portfolio        Portfolio       Bond Portfolio
                 -------------------  ------------------  ------------------  ----------------  ------------------ -----------------
   M&E CLASS

     2.570                        3                   -                   -                -                    -                 -
     2.595                        4                   -                   -                -                    -                 -
     2.650                        -                   1                   -               149                   -               201
     2.800                        -                   -                   1               822                 431               320


  PERSPECTIVE
  Standard Benefit               33               6,409               2,472            47,110              62,211            53,509
  Contract Enhancement
    Benefit                      69              10,451               5,097            28,772              23,150            29,974
                 -------------------  ------------------  ------------------  ----------------  ------------------ -----------------

      Total                 $ 2,203            $ 22,218             $ 9,343         $ 124,218            $ 97,030         $ 138,902
                 ===================  ==================  ==================  ================  ================== =================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):


                 JNL/PPM America        JNL/PPM           JNL/Putnam          JNL/Putnam          JNL/Putnam        JNL/Putnam
                      Money          America Value          Equity          International      Midcap Growth       Value Equity
                Market Portfolio       Portfolio          Portfolio       Equity Portfolio       Portfolio           Portfolio
               -------------------  ----------------- ------------------  ------------------  -----------------  ------------------
  M&E CLASS

    1.250                     $ 2               $ 34                $ 7                 $ 2               $ 15                 $ -
    1.400                     394                108                154                 213                500                 727
    1.500                       2                 19                  -                   1                  -                  19
    1.550                       -                  -                  -                   -                  -                   -
    1.600                       -                 10                  -                   -                  -                   -
    1.645                       -                  -                  -                   -                  -                   -
    1.650                     955                  -                  -                   -                  -                  19
    1.670                     383                 64                  -                  30                  -                 103
    1.700                       -                 13                 24                   -                  -                 215
    1.750                      66                251                164                  48                967                 126
    1.795                   2,336                355                  -                  21                104                 477
    1.800                   1,139                 57                  -                 305                 87                 103
    1.820                       -                  6                  -                   -                  -                 212
    1.850                       -                 51                  -                  28                  7                  65
    1.895                       -                  -                  -                   -                  -                   -
    1.900                       -                 49                  -                   8                  -                   -
    1.920                      71                116                 42                   -                  -                 174
    1.945                       -                  -                  -                   -                  -                   -
    1.950                       -                  3                  -                   -                  -                   3
    1.960                     839              2,686                 32                 229                216                 387
    1.970                       -                 21                  -                   -                  6                  21
    1.995                       -                  -                  -                   -                  -                   -
    2.000                       -                  -                  -                 100                 21                 305
    2.020                       -                 40                  -                   -                  -                   -
    2.050                       -                 45                  -                 208                  -                   -
    2.095                      23                147                349                  38                  -                 121
    2.100                       -                  -                  -                   -                  -                   -
    2.145                       -                  -                  -                  14                 19                   -
    2.150                       -                172                  -                 105                  -                  66
    2.195                       -                  -                  -                   -                  -                   -
    2.220                       -                  -                  -                   -                  -                   -
    2.245                       -                  -                  -                   -                  -                   -
    2.270                       -                  -                  -                   5                  -                   -
    2.295                       -                  -                  -                   -                  -                  29
    2.300                     682                270                 46                  89                 60                 269
    2.310                       -                  -                  -                   -                  -                   -
    2.320                       -                  -                  -                   -                  -                   -
    2.350                       -                  -                  -                   -                  -                   -
    2.395                       -                  -                  -                   -                  6                   -
    2.450                      12                  -                  -                   -                  -                   -
    2.470                       -                  -                  -                   -                  -                   -



                  JNL/S&P             JNL/S&P                                                                   JNL/S&P Equity
                 Aggressive         Conservative       JNL/S&P Core        JNL/S&P Core       JNL/S&P Core        Aggressive
                   Growth              Growth            Index 50            Index 75           Index 100           Growth
                Portfolio I         Portfolio I         Portfolio           Portfolio           Portfolio        Portfolio I
             -------------------  ----------------- -------------------  -----------------  ------------------ -----------------
  M&E CLASS

    1.250                  $ 20              $ 113               $ 198                $ -                $ 44              $ 58
    1.400                 5,095              9,824                   -                 50                  66               159
    1.500                     -                 94                   -                  -                   -                 -
    1.550                     -                 11                   -                  -                   -                 -
    1.600                    19                 94                   -                  -                   -                 -
    1.645                     -                 65                   -                  -                   -                 -
    1.650                     -              2,359                   -                  -                   -                 -
    1.670                 1,046                646                   -                  5                 118                 4
    1.700                   892              1,649                   -                  -                   -               633
    1.750                   975              4,452                 162                  -                 276                 -
    1.795                 2,602              4,440                  21                 96                 486                 -
    1.800                    13              1,833                   -                  -                  45                 -
    1.820                   222                847                   6                  -                 349                 -
    1.850                    18                 60                   -                  -                   -                 -
    1.895                     -                  -                   -                  -                   -                 -
    1.900                     -                  -                   -                  -                   -                 -
    1.920                   577                260                  34                  -                 256                79
    1.945                     4                  -                   -                  -                   -                 -
    1.950                     -                  -                   -                  -                   -                 -
    1.960                 2,046             21,516                  92                  -                   4             4,767
    1.970                     -                242                   -                  -                   -                 -
    1.995                     -                  -                   -                  -                   -                 -
    2.000                   793                447                   -                  -                 416                 -
    2.020                     2                  5                   -                  -                   -                 -
    2.050                   126              1,065                  80                  -                  62                17
    2.095                   750              4,920                   -                  -                   -                 -
    2.100                     -                448                   -                  -                   -                 -
    2.145                   392              2,691                   -                  -                   -                 -
    2.150                    38                 62                   -                  -                   -                 -
    2.195                   104                 23                   -                  -                   -                82
    2.220                     -                  8                   -                  -                   -                 -
    2.245                     -                134                   -                  -                   -                 -
    2.270                     -                 32                 279                  -                   -                 -
    2.295                     -                  -                   -                  -                   -                 -
    2.300                 1,526             13,204                   -                  -                 339                23
    2.310                     2                  2                   -                  -                   -                 -
    2.320                     -                  -                   -                  -                   -                 -
    2.350                     -                  -                   -                  -                   -                 -
    2.395                     -                  -                   -                  -                   -                 -
    2.450                     -                672                   -                  -                  40                 -
    2.470                     3                  -                   -                  -                   3                 -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):



                  JNL/PPM America         JNL/PPM         JNL/Putnam          JNL/Putnam          JNL/Putnam         JNL/Putnam
                        Money          America Value         Equity          International      Midcap Growth       Value Equity
                  Market Portfolio       Portfolio         Portfolio       Equity Portfolio       Portfolio           Portfolio
                 -------------------  ----------------- -----------------  ------------------  -----------------  ------------------
  M&E CLASS

    2.570                         -                  9                 -                   -                  -                   -
    2.595                         -                  -                 -                   -                  -                   -
    2.650                         -                 35                 -                  81                  8                   -
    2.800                         -                  -                 -                 158                151                 124


 PERSPECTIVE
  Standard Benefit           44,462                139            39,434              22,200              6,845              66,814
  Contract Enhancement
   Benefit                   10,810                 81             5,627               4,879              8,197              19,787
                 -------------------  ----------------- -----------------  ------------------  -----------------  ------------------

     Total                 $ 62,176            $ 4,781          $ 45,879            $ 28,762           $ 17,209            $ 90,166
               =====================  ================= =================  ==================  =================  ==================


                    JNL/S&P             JNL/S&P                                                                   JNL/S&P Equity
                   Aggressive         Conservative       JNL/S&P Core        JNL/S&P Core       JNL/S&P Core        Aggressive
                     Growth              Growth            Index 50            Index 75           Index 100           Growth
                  Portfolio I         Portfolio I         Portfolio           Portfolio           Portfolio        Portfolio I
               -------------------  ----------------- -------------------  -----------------  ------------------ -----------------
  M&E CLASS

    2.570                       -                 37                   -                  -                   -                 -
    2.595                       -                  -                   -                  -                   -                 -
    2.650                   1,267                338                   -                  -                   -                 -
    2.800                      64                308                   -                  -                   -                 -


 PERSPECTIVE
  Standard Benefit         42,243             82,193                 253                170                  98            13,013
  Contract Enhancement
   Benefit                 17,167             64,443                 191                 49                   -             2,907
               -------------------  ----------------- -------------------  -----------------  ------------------ -----------------

     Total               $ 78,006          $ 219,537             $ 1,316              $ 370             $ 2,602          $ 21,742
               ===================  ================= ===================  =================  ================== =================

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):


                                                                                                JNL/Salomon
                                        JNL/S&P           JNL/S&P                                Brothers
                JNL/S&P Equity        Moderate        Very Aggressive       JNL/Salomon         U.S. Government       JNL/T. Rowe
                    Growth             Growth             Growth         Brothers Global          & Quality       Price Established
                 Portfolio I        Portfolio I         Portfolio I        Bond Portfolio       Bond Portfolio      Growth Portfolio
              ------------------- ----------------- ------------------ -------------------  -------------------- -------------------
  M&E CLASS

    1.250                  $ 300             $ 357               $ 160                $ 28                  $ 14                $ 32
    1.400                    932            24,043                 750                 656                 1,914                 803
    1.500                     15                53                   -                  24                    45                  29
    1.550                     11                 1                   -                   -                     -                   9
    1.600                    532               434                   -                  18                     -                   4
    1.645                      -                79                   -                   -                     -                   -
    1.650                     24               139                   -                  15                   272                 197
    1.670                    606               137                   9                 115                     -                  71
    1.700                    827             1,783                 351                 262                   174                 206
    1.750                    960            11,412                   -                 303                   551                 104
    1.795                 19,421            11,392                   -               1,196                 1,075               1,346
    1.800                  2,473             1,988                   -                   4                   618                   -
    1.820                     87               229                   -                  71                 6,874                   1
    1.850                      -               134                   -                  14                    68                  59
    1.895                      -                55                   -                   -                     -                   -
    1.900                      -                 -                   -                   -                     -                  43
    1.920                  3,675               207                  79                 279                    57                 189
    1.945                      4               104                  44                   7                     -                   7
    1.950                      -                 -                   -                   3                     -                   5
    1.960                 43,905            31,583                 914               2,282                 1,874               1,594
    1.970                      -                95                   -                  39                    29                  40
    1.995                      -                 -                   -                   -                     -                   -
    2.000                    134             1,239                   8                  21                   106                 138
    2.020                      -                79                   -                   -                     5                  33
    2.050                     62               246                   -                  99                    72                 167
    2.095                      -             1,653                  10                 255                   839                 418
    2.100                      -                 -                   -                   -                     -                   -
    2.145                      -             6,165                   -               1,171                   725                 157
    2.150                      6               113                   -                   -                   353                   -
    2.195                    144                63                  14                   -                     -                  23
    2.220                      -                 -                   -                   -                     -                   -
    2.245                      -               110                   -                 111                     -                   -
    2.270                    541               456                   -                  42                     -                 126
    2.295                      -                 -                   -                   -                     -                   -
    2.300                     14            20,611               1,364                 676                 6,991                 377
    2.310                      2                 2                   -                   -                     -                   -
    2.320                      -                 -                   -                   -                     -                   -
    2.350                      -                 -                   -                   -                     -                   -
    2.395                      -                 -                   -                   -                     -                  11
    2.450                    217               864                   -                 310                 2,705                 261
    2.470                      -                 -                   -                   -                     -                   9




                  JNL/T. Rowe       JNL/T. Rowe
                Price Mid-Cap       Price Value
               Growth Portfolio      Portfolio
              ------------------- -----------------
  M&E CLASS

    1.250                  $ 204              $ 83
    1.400                  1,208             1,594
    1.500                     79                47
    1.550                      -                25
    1.600                     35                14
    1.645                      3                 3
    1.650                     14               317
    1.670                    497               206
    1.700                    164               953
    1.750                    701               781
    1.795                  1,015             1,328
    1.800                     10               481
    1.820                    117               181
    1.850                     43                68
    1.895                      -                 -
    1.900                      4                 -
    1.920                    491               126
    1.945                      -                 4
    1.950                      2                 6
    1.960                  1,882             2,894
    1.970                      -                 6
    1.995                      -                 -
    2.000                     44               280
    2.020                     10                49
    2.050                    131               629
    2.095                    292               823
    2.100                      -                 -
    2.145                    250               330
    2.150                     90                 -
    2.195                     41                23
    2.220                      -                 -
    2.245                      -                 -
    2.270                    163                44
    2.295                      -                28
    2.300                    756               794
    2.310                      -                 -
    2.320                      -                 -
    2.350                      -                 -
    2.395                      -                 6
    2.450                  1,025               472
    2.470                      9                 9

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2003 (continued):



                                                                                                       JNL/Salomon
                                           JNL/S&P             JNL/S&P                                  Brothers
                     JNL/S&P Equity        Moderate        Very Aggressive       JNL/Salomon         U.S. Government
                         Growth             Growth              Growth         Brothers Global          & Quality
                      Portfolio I        Portfolio I         Portfolio I        Bond Portfolio       Bond Portfolio
                   ------------------- -----------------  ------------------- -------------------  --------------------
    M&E CLASS

      2.570                         -                 -                    -                   -                     -
      2.595                         -                 -                    -                   -                     -
      2.650                         -               598                   54                   -                    56
      2.800                         -                64                  479                 279                     -


   PERSPECTIVE
  Standard Benefit             47,287           102,502                9,525              26,446                78,381
  Contract Enhancement
     Benefit                   67,364           135,074                6,648              15,794                42,531
                   ------------------- -----------------  ------------------- -------------------  --------------------

      Total                 $ 189,543         $ 354,064             $ 20,409            $ 50,520             $ 146,329
                   =================== =================  =================== ===================  ====================


                       JNL/T. Rowe         JNL/T. Rowe        JNL/T. Rowe
                    Price Established     Price Mid-Cap       Price Value
                    Growth Portfolio     Growth Portfolio      Portfolio
                   --------------------  -----------------  ----------------
    M&E CLASS

      2.570                          5                  5                 -
      2.595                          -                  -                 -
      2.650                          -                 65                98
      2.800                          -                  -               125


   PERSPECTIVE
  Standard Benefit              46,355             60,261            24,418
  Contract Enhancement
     Benefit                    14,591             18,710            23,064
                   --------------------  -----------------  ----------------

      Total                   $ 67,410           $ 88,321          $ 60,309
                   ====================  =================  ================

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
  The following is a summary of accumulation unit values as of December 31, 2003:



                       JNL/AIM           JNL/AIM            JNL/AIM           JNL/Alger        JNL/Alliance       JNL/Curian
                      Large Cap      Premier Equity II      Small Cap           Growth           Capital              25
                  Growth Portfolio      Portfolio       Growth Portfolio      Portfolio      Growth Portfolio      Portfolio
                  ------------------ -----------------  -----------------  ----------------- -----------------  ----------------
   M&E CLASS

     1.250                10.346261                 -          11.358258          17.059762          9.555924         13.415707
     1.400                10.312914          9.436124          11.321728          16.852225          9.473083         13.412294
     1.500                10.290330                 -          11.297040          16.712940                 -         13.367334
     1.550                        -                 -                  -                  -                 -                 -
     1.600                10.267782                 -                  -                  -                 -         13.348095
     1.645                        -                 -                  -                  -                 -         13.339377
     1.650                10.256627                 -          11.260147          16.508227                 -         13.338410
     1.670                10.252162                 -          11.255215          16.481312          9.324514         13.334537
     1.700                10.245326                 -          11.247859          16.453390                 -         13.328711
     1.750                10.234609          9.364884          11.235687          16.374918          9.278919         13.319168
     1.795                10.224978          9.355354          11.224700          16.313114          9.255652         13.310511
     1.800                        -          9.354270          11.223623                  -          9.254077         13.319052
     1.820                        -                 -          11.218265          16.279387          9.243304                 -
     1.850                10.212096          9.344474          11.211198          16.239389          9.227102         13.299830
     1.895                        -                 -                  -                  -                 -         13.291303
     1.900                        -                 -                  -                  -                 -                 -
     1.920                10.196620                 -          11.194225          16.146348                 -         13.286510
     1.945                        -                 -                  -                  -                 -                 -
     1.950                10.189998                 -                  -          16.106487                 -                 -
     1.960                10.184483          9.321791          11.184997          16.093331          9.168015         13.278544
     1.970                10.185520                 -          11.181043          16.080156                 -         13.276929
     1.995                        -                 -                  -                  -                 -                 -
     2.000                        -          9.313563          11.174766                  -                 -         13.271162
     2.020                        -                 -                  -          16.014208                 -         13.267420
     2.050                10.167871                 -          11.162643          15.974792                 -         13.261603
     2.095                        -                 -                  -          15.915893          9.096220         13.252985
     2.100                        -                 -                  -                  -                 -                 -
     2.145                        -                 -          11.140359                  -                 -         13.242013
     2.150                        -                 -          11.138449                  -          9.066986         13.242482
     2.195                10.135979                 -          11.127556          15.785711                 -         13.233871
     2.220                        -                 -                  -                  -                 -         13.229094
     2.245                        -                 -                  -                  -                 -                 -
     2.270                10.119503                 -          11.110726                  -          9.003698         13.219536
     2.295                        -                 -                  -                  -                 -                 -
     2.300                        -          9.252791          11.109455          15.698225          8.987873         13.210367
     2.310                        -                 -                  -                  -                 -                 -
     2.320                        -                 -                  -                  -                 -                 -
     2.350                        -                 -                  -                  -                 -         13.204250
     2.395                        -          9.234213          11.079308                  -                 -                 -
     2.450                10.079317          9.223257          11.065943          15.457986          8.909601         13.185321
     2.470                        -                 -                  -                  -                 -                 -



                                                                              JNL/Curian
                   JNL/Curian            JNL/Curian         JNL/Curian         Enhanced         JNL/Curian        JNL/Curian
                 Communications       Consumer Brands         Energy        S&P 500 Stock        Financial          Global
                Sector Portfolio      Sector Portfolio   Sector Portfolio  Index Portfolio    Sector Portfolio   15 Portfolio
               --------------------  ------------------- ----------------- -----------------  ----------------  ---------------
   M&E CLASS

     1.250                3.961297            10.125434         13.358794          7.639067         10.938291        12.433563
     1.400                       -                    -                 -          7.591573                 -        12.412128
     1.500                       -                    -                 -          7.551188                 -        12.388776
     1.550                       -                    -                 -                 -                 -                -
     1.600                       -                    -                 -          7.516481                 -        12.371043
     1.645                       -                    -                 -                 -                 -        12.362753
     1.650                3.890754             9.945277         13.120936          7.499082         10.743535        12.361968
     1.670                       -                    -                 -          7.492148                 -        12.358122
     1.700                       -                    -                 -          7.481775                 -        12.352905
     1.750                       -                    -                 -          7.464481                 -        12.344125
     1.795                       -                    -                 -          7.452088         10.673999        12.336078
     1.800                       -                    -                 -          7.454592                 -        12.347827
     1.820                       -                    -                 -                 -                 -                -
     1.850                       -                    -                 -                 -                 -        12.326481
     1.895                       -                    -                 -                 -                 -        12.318303
     1.900                       -                    -                 -                 -                 -        12.317433
     1.920                       -                    -                 -                 -                 -        12.313836
     1.945                       -                    -                 -                 -                 -                -
     1.950                       -                    -                 -                 -                 -                -
     1.960                       -                    -                 -          7.392266                 -        12.306909
     1.970                       -                    -                 -                 -                 -        12.214390
     1.995                       -                    -                 -                 -                 -        12.300589
     2.000                       -                    -                 -                 -                 -        12.299679
     2.020                       -                    -                 -          7.371799                 -        12.296383
     2.050                       -                    -                 -          7.361556                 -        12.290748
     2.095                       -                    -                 -          7.346256                 -        12.282925
     2.100                       -                    -                 -                 -                 -                -
     2.145                       -                    -                 -                 -                 -        12.272164
     2.150                       -                    -                 -                 -                 -        12.272976
     2.195                       -                    -                 -          7.312334                 -        12.372554
     2.220                       -                    -                 -                 -                 -        12.260627
     2.245                       -                    -                 -          7.295415                 -                -
     2.270                       -                    -                 -                 -                 -        12.251782
     2.295                       -                    -                 -                 -                 -        12.247438
     2.300                       -                    -                 -          7.276834                 -        12.246570
     2.310                       -                    -                 -                 -                 -                -
     2.320                       -                    -                 -                 -                 -                -
     2.350                       -                    -                 -                 -                 -        12.237624
     2.395                       -                    -                 -                 -                 -                -
     2.450                       -                    -                 -          7.226549                 -        12.220012
     2.470                       -                    -                 -          7.219857                 -                -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:


                       JNL/AIM           JNL/AIM            JNL/AIM           JNL/Alger        JNL/Alliance       JNL/Curian
                      Large Cap      Premier Equity II      Small Cap           Growth           Capital              25
                  Growth Portfolio      Portfolio       Growth Portfolio      Portfolio      Growth Portfolio      Portfolio
                  ------------------ -----------------  -----------------  ----------------- -----------------  ----------------
   M&E CLASS

     2.570                        -                 -                  -                  -                 -         13.162399
     2.595                        -                 -                  -                  -                 -         13.157632
     2.650                10.036249                 -          11.018119          15.206695                 -                 -
     2.800                        -                 -          10.982239                  -                 -                 -


  PERSPECTIVE
   Standard Benefit        9.676957          9.436358          10.816509           9.232692          5.498981         13.235666
   Contract Enhancement
    Benefit                9.229813          8.637648          10.024703           7.632406          7.219964         13.165479




                                                                                 JNL/Curian
                      JNL/Curian            JNL/Curian         JNL/Curian         Enhanced         JNL/Curian        JNL/Curian
                    Communications       Consumer Brands         Energy        S&P 500 Stock        Financial          Global
                   Sector Portfolio      Sector Portfolio   Sector Portfolio  Index Portfolio    Sector Portfolio   15 Portfolio
                  --------------------  ------------------- ----------------- -----------------  ----------------  ---------------
   M&E CLASS

     2.570                          -                    -                 -                 -                 -        12.198864
     2.595                          -                    -                 -                 -                 -        12.194412
     2.650                          -                    -                 -          7.156376                 -                -
     2.800                          -                    -                 -                 -                 -                -


  PERSPECTIVE
   Standard Benefit         10.682059            10.184188         10.538118         13.545042         10.232554        12.956775
   Contract Enhancement
    Benefit                         -                    -                 -         13.473675         10.205726        12.888543

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:


                     JNL/Curian
                  Pharmaceutical/        JNL/Curian         JNL/Curian        JNL/Curian        JNL/Curian        JNL/Curian
                     Healthcare        S&P 400 MidCap        S&P 500          Small-Cap         Small Cap         Technology
                  Sector Portfolio    Index Portfolio    Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
                 ------------------- ------------------- ----------------------------------- ----------------- -----------------
   M&E CLASS

     1.250                10.664169           11.299436          9.714316         15.821819         11.418840          5.795488
     1.400                        -           11.266088          9.685258         15.832995         11.385698                 -
     1.500                        -           11.244293          9.666908         15.764814         11.363044                 -
     1.550                        -                   -          9.657398                 -                 -                 -
     1.600                        -           11.222368          9.647952         15.742086         11.340799                 -
     1.645                        -           11.212412          9.639435         15.731831         11.330813                 -
     1.650                10.474290           11.211296          9.638508         15.730779         11.329691          5.692291
     1.670                        -           11.206911          9.634725         15.726137         11.325220                 -
     1.700                        -           11.200277          9.629152         15.719315         11.318708                 -
     1.750                        -           11.189441          9.619617         15.708038         11.307730                 -
     1.795                10.406452           11.179518          9.611164         15.697822         11.297579                 -
     1.800                        -           11.178446          9.610363         15.696762         11.296413                 -
     1.820                        -                   -          9.606453                 -                 -                 -
     1.850                        -           11.167423          9.600798         15.685115         11.285386                 -
     1.895                        -                   -                 -         15.675177                 -                 -
     1.900                        -           11.156530          9.591402                 -         11.274367                 -
     1.920                        -           11.152143          9.587648         15.669495         11.269956                 -
     1.945                        -           11.146686          9.582971                 -         11.264421                 -
     1.950                        -                   -                 -                 -                 -                 -
     1.960                        -           11.143465          9.580168         15.660468         11.261107                 -
     1.970                        -           10.986992                 -         15.658208         11.258922                 -
     1.995                        -                   -                 -         15.652697                 -                 -
     2.000                        -           11.134702          9.572439         15.651451         11.252295                 -
     2.020                        -           11.130344          9.568880         15.646941         11.247856                 -
     2.050                        -                   -          9.563017         15.640116         11.241129                 -
     2.095                        -           11.127796          9.554817         15.630108         11.233027                 -
     2.100                        -                   -                 -                 -                 -                 -
     2.145                        -           11.102939          9.545411         15.616835         11.220305                 -
     2.150                        -                   -          9.544550         15.617626                 -                 -
     2.195                        -                   -          9.613367         15.607428                 -                 -
     2.220                        -                   -                 -         15.601807                 -                 -
     2.245                        -           11.081336                 -         15.596130                 -                 -
     2.270                        -           11.075956          9.522140         15.590557         11.192925                 -
     2.295                        -                   -                 -                 -                 -                 -
     2.300                        -           11.086436          9.516851         15.582050         11.200610                 -
     2.310                        -                   -                 -                 -                 -                 -
     2.320                        -                   -                 -                 -                 -                 -
     2.350                        -                   -                 -         15.572500                 -                 -
     2.395                        -                   -          9.498832                 -                 -                 -
     2.450                        -           11.035789          9.488648         15.550040         11.153578                 -
     2.470                        -                   -                 -                 -                 -                 -



                   JNL/Curian        JNL/Curian         JNL/Eagle         JNL/Eagle          JNL/Janus         JNL/Janus
                  The Dow SM          The S&P(R)        Core Equity         SmallCap         Aggressive           Balanced
                 10 Portfolio       10 Portfolio       Portfolio      Equity Portfolio  Growth Portfolio       Portfolio
               -----------------  ----------------- ----------------------------------- ------------------  -----------------
   M&E CLASS

     1.250            13.886137          11.333552        16.574173          16.891779                  -           9.500264
     1.400            13.867814          11.320496        16.392963          16.707941          23.710543           9.447912
     1.500            13.836906          11.292962        16.274797          16.584716                  -           9.413515
     1.550                    -                  -                -                  -                  -                  -
     1.600            13.817068          11.276433                -                  -          23.309092           9.378964
     1.645            13.808055          11.269211                -                  -                  -                  -
     1.650            13.807155          11.268422        16.097582                  -                  -           9.361766
     1.670            13.803122          11.265125        16.074174          16.382015                  -           9.354908
     1.700            13.797172          11.260470        16.038811                  -                  -           9.344540
     1.750            13.787168          11.252071        15.980679          16.286287                  -           9.327499
     1.795            13.778237          11.244759        15.928287          16.250476          22.921561           9.312187
     1.800            13.788870          11.243972        15.922926          16.227432                  -           9.310393
     1.820                    -                  -        15.899514          16.202937                  -                  -
     1.850            13.767248          11.235889        15.864547          16.168457                  -           9.293543
     1.895            13.758351          11.228523                -                  -                  -                  -
     1.900            13.757306                  -                -                  -                  -                  -
     1.920            13.753373          11.224487        15.783764                  -          22.673839           9.269505
     1.945            13.748423                  -                -                  -                  -                  -
     1.950            13.747218          11.219487        15.749240                  -                  -           9.259354
     1.960            13.745387          11.217850        15.736465          16.038586          22.595352           9.254859
     1.970            13.723806          11.216397        15.726306          16.026653                  -           9.252430
     1.995                    -                  -                -                  -                  -                  -
     2.000            13.737510          11.211477                -                  -                  -                  -
     2.020            13.733577          11.208221                -          15.969176                  -                  -
     2.050            13.727561          11.203466                -                  -                  -           9.225584
     2.095            13.718836          11.196235        15.583801                  -          22.334683           9.210154
     2.100                    -                  -                -                  -                  -                  -
     2.145            13.706540          11.185639        15.526803          15.824195                  -           9.193254
     2.150            13.707762          11.187297        15.520887          15.819590                  -           9.192904
     2.195            13.671827          11.179916        15.470367                  -                  -           9.176507
     2.220            13.693916          11.175939                -                  -                  -                  -
     2.245                    -                  -                -                  -                  -                  -
     2.270            13.684066          11.167902                -                  -                  -           9.151582
     2.295                    -                  -                -          15.652126                  -                  -
     2.300            13.676553          11.161136        15.352240          15.645983                  -           9.141838
     2.310                    -                  -                -                  -                  -                  -
     2.320                    -                  -                -                  -                  -                  -
     2.350            13.668294          11.155001                -                  -                  -           9.124414
     2.395                    -                  -                -                  -                  -                  -
     2.450            13.648543          11.138840                -          15.476048                  -           9.091045
     2.470                    -                  -                -                  -                  -                  -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:


                     JNL/Curian
                  Pharmaceutical/        JNL/Curian         JNL/Curian        JNL/Curian        JNL/Curian        JNL/Curian
                     Healthcare        S&P 400 MidCap        S&P 500          Small-Cap         Small Cap         Technology
                  Sector Portfolio    Index Portfolio    Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
                 ------------------- ------------------- ----------------------------------- ----------------- -----------------
   M&E CLASS

     2.570                        -           11.011049          9.466343         15.523149         11.127351                 -
     2.595                        -           11.005673          9.461702                 -         11.121897                 -
     2.650                        -           10.993793          9.452314         15.505377         11.109897                 -
     2.800                        -           10.961560          9.423812         15.471726         11.077352                 -


  PERSPECTIVE
   Standard Benefit       10.220387           13.840641         13.380336         15.322615         15.147107         10.076125
   Contract Enhancement
    Benefit               10.192820           13.767629         13.308641         15.242097         15.067556                 -



                    JNL/Curian         JNL/Curian        JNL/Eagle         JNL/Eagle          JNL/Janus          JNL/Janus
                    The Dow SM          The S&P(R)        Core Equity         SmallCap         Aggressive           Balanced
                   10 Portfolio       10 Portfolio       Portfolio      Equity Portfolio  Growth Portfolio       Portfolio
                 -----------------  ----------------- ----------------------------------- ------------------  -----------------
   M&E CLASS

     2.570              13.624905          11.119629                -                  -                  -                  -
     2.595              13.619993          11.115606                -                  -                  -                  -
     2.650                      -                  -                -                  -                  -                  -
     2.800                      -                  -        14.802644          15.086008                  -           8.975033


  PERSPECTIVE
   Standard Benefit     14.263935          10.656194         9.989229          12.090607           8.387840           9.825324
   Contract Enhancement
    Benefit             14.187056          10.599564         8.820808          10.092432           7.372207           9.885964


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:


                                                                                                            JNL/Mellon Capital
                      JNL/Janus        JNL/Janus        JNL/JPMorgan       JNL/Lazard        JNL/Lazard        Management
                   Capital Growth    Global Equities   International        Mid Cap          Small Cap         Bond Index
                      Portfolio        Portfolio      Value Portfolio   Value Portfolio    Value Portfolio      Portfolio
                   ----------------  ---------------  ----------------- -----------------  ---------------  ------------------
   M&E CLASS

     1.250               18.291089                -           8.737517         14.143691        12.975393                   -
     1.400               18.055488                -           8.661126         14.021121        12.862386           10.875471
     1.500                       -                -                  -         13.939136        12.787622           10.853415
     1.550                       -                -                  -                 -                -                   -
     1.600                       -                -                  -         13.857775        12.713175           10.832171
     1.645                       -                -                  -                 -                -                   -
     1.650                       -                -                  -         13.817383                -                   -
     1.670                       -                -           8.525917         13.801357        12.661339           10.814137
     1.700               17.594659                -           8.510698         13.777190        12.639203                   -
     1.750                       -                -           8.486254         13.737007        12.602233           10.800247
     1.795               17.450176                -           8.482611         13.729774        12.569057           10.790902
     1.800                       -                -                  -                 -        12.565405           10.789470
     1.820                       -                -                  -         13.681187        12.550458                   -
     1.850                       -                -           8.437060         13.657139        12.529098           10.779255
     1.895                       -                -                  -                 -                -                   -
     1.900               17.291651                -                  -         13.617500        12.492486           10.768726
     1.920                       -                -                  -         13.601484        12.477890           10.764482
     1.945                       -                -           8.390343         13.582086                -                   -
     1.950                       -                -                  -         13.577760        12.456176                   -
     1.960               17.201860                -           8.382934         13.569909        12.448781           10.765431
     1.970                       -                -                  -         13.561774        12.441597                   -
     1.995                       -                -                  -                 -                -                   -
     2.000               17.143842                -           8.363244         13.538010        12.419825                   -
     2.020                       -                -           8.355005         13.522353        12.405294                   -
     2.050               17.069857                -                  -         13.498342        12.383612                   -
     2.095               17.003987                -           8.317103         13.463204        12.351223           10.727628
     2.100                       -                -                  -                 -                -                   -
     2.145                       -                -                  -         13.422058        12.314615                   -
     2.150                       -                -           8.290678         13.420165        12.311580                   -
     2.195                       -                -                  -         13.384774        12.279259                   -
     2.220                       -                -                  -                 -                -                   -
     2.245                       -                -                  -                 -                -                   -
     2.270                       -                -                  -         13.326469        12.225666           10.690923
     2.295                       -                -                  -         13.307000                -                   -
     2.300                       -                -           8.218239         13.302255        12.204252           10.684522
     2.310                       -                -                  -                 -                -                   -
     2.320                       -                -                  -                 -                -                   -
     2.350                       -                -                  -                 -                -                   -
     2.395                       -                -                  -                 -                -                   -
     2.450                       -                -                  -         13.187211        12.098004                   -
     2.470                       -                -                  -                 -                -                   -



                JNL/Mellon Capital                                                                                    JNL/PPM
                   Management         JNL/Oppenheimer    JNL/Oppenheimer       JNL/PIMCO       JNL/PPM America        America
                 International         Global Growth          Growth          Total Return         Balanced          High Yield
                Index Portfolio          Portfolio          Portfolio        Bond Portfolio       Portfolio        Bond Portfolio
              ---------------------  ------------------ ------------------  ----------------- ------------------- -----------------
   M&E CLASS

     1.250                       -            9.787978                  -          13.680473           21.336632         15.703877
     1.400               11.541008            9.748778           8.000165          13.561232           21.062033         15.501822
     1.500               11.519182            9.722864                  -          13.482341           20.881181         15.368748
     1.550                       -                   -                  -                  -                   -                 -
     1.600               11.496803            9.697008                  -          13.403908           20.701453         15.236487
     1.645               11.486515                   -                  -                  -           20.620684         15.177778
     1.650               11.485445            9.685228                  -          13.364781           20.612152         15.170755
     1.670                       -            9.678921           7.925930          13.349289           20.576723         15.144627
     1.700                       -            9.671157           7.919732          13.325698           20.523407         15.106421
     1.750               11.462631            9.658236           7.909375          13.286975           20.434777         15.040359
     1.795               11.471968            9.646659           7.899770          13.252326           20.355700         14.981991
     1.800                       -            9.654996                  -          13.248405           20.347053         14.975310
     1.820                       -            9.640221           7.894457          13.232938           20.311832         14.949703
     1.850               11.440451            9.632544           7.888227          13.209749           20.259439         14.911013
     1.895                       -                   -                  -                  -                   -                 -
     1.900               11.429288            9.618732                  -                  -           20.171695                 -
     1.920               11.424801            9.614503           7.873281          13.155936           20.137178         14.821159
     1.945                       -                   -                  -                  -                   -         14.789193
     1.950                       -            9.606861                  -          13.132912           20.085090         14.782823
     1.960               11.409942            9.604380           7.865927          13.125920           20.066373         14.766891
     1.970                       -                   -                  -          13.117592           20.050301         14.757311
     1.995                       -                   -                  -                  -                   -                 -
     2.000                       -                   -           7.856682          13.094642           19.998634         14.719092
     2.020               11.402381            9.588933                  -          13.079289           19.963982         14.693620
     2.050               11.396124            9.581222                  -          13.056492           19.912340         14.655764
     2.095               11.393434            9.569713           7.836820          13.022270           19.834254         14.598057
     2.100                       -                   -                  -                  -                   -                 -
     2.145               11.374587            9.556922           7.826381          12.984289           19.749670         14.536590
     2.150                       -                   -                  -          12.980539           19.741076         14.529671
     2.195                       -            9.544381                  -          12.946476           19.664535         14.473323
     2.220                       -                   -                  -                  -                   -                 -
     2.245                       -                   -                  -          12.908719                   -         14.410953
     2.270               11.346744            9.525171           7.800289          12.889977                   -         14.380315
     2.295                       -                   -                  -                  -                   -                 -
     2.300               11.340112            9.517474           7.788761          12.867212           19.486976         14.334311
     2.310                       -                   -                  -                  -                   -                 -
     2.320                       -                   -                  -          12.852377                   -                 -
     2.350                       -                   -                  -                  -                   -         14.280857
     2.395                       -                   -                  -                  -           19.327860                 -
     2.450               11.306779            9.479456           7.762812          12.755231           19.236232         14.158055
     2.470                       -                   -                  -          12.740335                   -                 -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:


                                                                                                            JNL/Mellon Capital
                      JNL/Janus        JNL/Janus        JNL/JPMorgan       JNL/Lazard        JNL/Lazard        Management
                   Capital Growth    Global Equities   International        Mid Cap          Small Cap         Bond Index
                      Portfolio        Portfolio      Value Portfolio   Value Portfolio    Value Portfolio      Portfolio
                   ----------------  ---------------  ----------------- -----------------  ---------------  ------------------
   M&E CLASS

     2.570                       -                -                  -                 -                -                   -
     2.595                       -                -                  -                 -                -                   -
     2.650                       -                -           8.052018         13.034473        11.957502           10.611308
     2.800                       -                -           7.981838         12.920566        11.853314                   -


  PERSPECTIVE
   Standard Benefit       8.877847         9.192404          13.942587         11.690560        12.319498           10.272739
   Contract Enhancement
    Benefit               6.799432                -          13.868947         11.234508        11.984806           10.218522



                  JNL/Mellon Capital                                                                                   JNL/PPM
                      Management         JNL/Oppenheimer    JNL/Oppenheimer      JNL/PIMCO       JNL/PPM America        America
                    International         Global Growth          Growth         Total Return         Balanced          High Yield
                   Index Portfolio          Portfolio          Portfolio       Bond Portfolio       Portfolio        Bond Portfolio
                 ---------------------  ------------------ ----------------  ----------------- ------------------- -----------------
 M&E CLASS

   2.570                    11.280249                   -                -                  -                   -                 -
   2.595                    11.274745                   -                -                  -                   -                 -
   2.650                            -            9.414598                -          12.610622                   -         13.915628
   2.800                            -                   -         7.690909          12.497363           18.663530         13.736486


PERSPECTIVE
 Standard Benefit           13.958057            9.749234         8.108315          10.843406           13.302192         11.407323
 Contract Enhancement
  Benefit                   13.882641            9.527187         7.946413          10.745002           11.641022         11.537175

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:



                    JNL/PPM America        JNL/PPM           JNL/Putnam        JNL/Putnam         JNL/Putnam       JNL/Putnam
                         Money         America Value          Equity         International      Midcap Growth     Value Equity
                   Market Portfolio      Portfolio          Portfolio       Equity Portfolio      Portfolio         Portfolio
                  ------------------- -----------------  -----------------  ----------------- ------------------ ----------------
   M&E CLASS

     1.250                 12.471394         14.557751          18.351886          11.904771           6.514304        18.547694
     1.400                 12.310865         14.525774          18.115540          11.751717           6.478866        18.319091
     1.500                 12.205318         14.512371                  -          11.650174                  -        18.161604
     1.550                         -                 -                  -                  -                  -                -
     1.600                         -         14.494045                  -                  -                  -                -
     1.645                         -                 -                  -                  -                  -                -
     1.650                 12.047829                 -                  -                  -                  -        17.927619
     1.670                 12.027066         14.481376                  -          11.480679                  -        17.896711
     1.700                         -         14.476072          17.652284                  -                  -        17.850326
     1.750                 11.944154         14.466855          17.576179          11.401051           6.396013        17.773468
     1.795                 11.897945         14.468972          17.508029          11.357861           6.385404        17.704543
     1.800                 11.892809         14.457726                  -          11.352505           6.384016        17.696271
     1.820                         -         14.445225                  -                  -                  -        17.666437
     1.850                         -         14.448771                  -          11.303701           6.372722        17.620560
     1.895                         -                 -                  -                  -                  -                -
     1.900                         -         14.439747                  -          11.254955                  -                -
     1.920                 11.770192         14.436109          17.320043                  -                  -        17.514445
     1.945                         -                 -                  -                  -                  -                -
     1.950                         -         14.430795                  -                  -                  -        17.469194
     1.960                 11.729853         14.428898          17.259643          11.196024           6.345902        17.453989
     1.970                         -         14.427059                  -                  -           6.344595        17.438974
     1.995                         -                 -                  -                  -                  -                -
     2.000                         -                 -                  -          11.158224           6.337663        17.393868
     2.020                         -         14.418040                  -                  -                  -                -
     2.050                         -         14.412276                  -          11.110049                  -                -
     2.095                 11.591042         14.404529          17.060171          11.066633                  -        17.251986
     2.100                         -                 -                  -                  -                  -                -
     2.145                         -                 -                  -          11.017900           6.303942                -
     2.150                         -         14.394618                  -          11.014531                  -        17.170017
     2.195                         -         14.386509                  -                  -                  -                -
     2.220                         -                 -                  -                  -                  -                -
     2.245                         -                 -                  -                  -                  -                -
     2.270                         -                 -                  -          10.901246                  -                -
     2.295                         -                 -                  -                  -                  -        16.956318
     2.300                 11.390147         14.367611          16.760848          10.872882           6.268156        16.949071
     2.310                         -                 -                  -                  -                  -                -
     2.320                         -                 -                  -                  -                  -                -
     2.350                         -                 -                  -                  -                  -                -
     2.395                         -                 -                  -                  -           6.246385                -
     2.450                 11.243546                 -                  -                  -                  -                -
     2.470                         -                 -                  -                  -                  -                -



                    JNL/S&P            JNL/S&P                                                             JNL/S&P Equity
                  Aggressive        Conservative       JNL/S&P Core      JNL/S&P Core     JNL/S&P Core       Aggressive
                    Growth             Growth            Index 50          Index 75         Index 100          Growth
                  Portfolio I        Portfolio I        Portfolio         Portfolio         Portfolio       Portfolio I
               ------------------  ----------------  ----------------- ----------------- ---------------- -----------------
   M&E CLASS

     1.250             11.516429         11.767229          10.016562                 -        10.318947         10.607104
     1.400             11.417449         11.666537                  -         10.152679        10.286131         10.520459
     1.500             11.352158         11.599806                  -                 -                -                 -
     1.550                     -         11.566803                  -                 -                -                 -
     1.600             11.287248         11.533522                  -                 -                -                 -
     1.645                     -         11.503806                  -                 -                -                 -
     1.650                     -         11.500522                  -                 -                -                 -
     1.670             11.242030         11.487330                  -         10.099096        10.231488         10.355472
     1.700             11.222718         11.467653                  -                 -        10.248444         10.337785
     1.750             11.190570         11.434787           9.918891                 -        10.215858                 -
     1.795             11.161738         11.405315           9.910283         10.074431        10.206602                 -
     1.800             11.158775         11.402062                  -                 -        10.205511                 -
     1.820             11.145848         11.389096           9.896781                 -        10.201385                 -
     1.850             11.126608         11.369436                  -                 -                -                 -
     1.895                     -                 -                  -                 -                -                 -
     1.900                     -                 -                  -                 -                -                 -
     1.920             11.082006         11.323898           9.886006                 -        10.181499         10.208606
     1.945             11.066423                 -                  -                 -                -                 -
     1.950                     -         11.303084                  -                 -                -                 -
     1.960             11.056606         11.297989           9.877967                 -        10.173521         10.185386
     1.970             11.050447         11.291501                  -                 -                -                 -
     1.995                     -                 -                  -                 -                -                 -
     2.000             11.031283         11.272083                  -                 -        10.165549                 -
     2.020             11.018892         11.259108                  -                 -                -                 -
     2.050             10.999819         11.239865           9.860335                 -        10.155506         10.132814
     2.095             10.971345         11.210875                  -                 -                -                 -
     2.100                     -         11.207683                  -                 -                -                 -
     2.145             10.939939         11.178808                  -                 -                -                 -
     2.150             10.936853         11.175669                  -                 -                -                 -
     2.195             10.908630         11.146857                  -                 -        10.126865         10.049415
     2.220                     -         11.130834                  -                 -                -                 -
     2.245                     -         11.114913                  -                 -                -                 -
     2.270                     -         11.098994           9.818384                 -                -                 -
     2.295                     -                 -                  -                 -                -                 -
     2.300             10.843087         11.079931                  -                 -        10.103550          9.999892
     2.310             10.836912         11.073577                  -                 -                -                 -
     2.320                     -                 -                  -                 -                -                 -
     2.350                     -                 -                  -                 -                -                 -
     2.395                     -                 -                  -                 -                -                 -
     2.450                     -         10.984935                  -                 -        10.068045                 -
     2.470             10.737921         10.972487                  -                 -        10.072370                 -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:


                   JNL/PPM America        JNL/PPM           JNL/Putnam         JNL/Putnam        JNL/Putnam        JNL/Putnam
                         Money         America Value          Equity         International      Midcap Growth     Value Equity
                   Market Portfolio      Portfolio          Portfolio       Equity Portfolio      Portfolio         Portfolio
                  ------------------- -----------------  -----------------  ----------------- ------------------ ----------------
   M&E CLASS

     2.570                         -         14.319102                  -                  -                  -                -
     2.595                         -                 -                  -                  -                  -                -
     2.650                         -         14.281771                  -          10.548830           6.199157                -
     2.800                         -                 -                  -          10.413214           6.154228        16.232717


  PERSPECTIVE
   Standard Benefit        10.861879         14.525491           7.789277           8.758048           6.707728         9.210500
   Contract Enhancement
    Benefit                 9.830513         14.453730           7.550717           8.640287           7.301352         8.796199



                       JNL/S&P            JNL/S&P                                                             JNL/S&P Equity
                     Aggressive        Conservative       JNL/S&P Core      JNL/S&P Core     JNL/S&P Core       Aggressive
                       Growth             Growth            Index 50          Index 75         Index 100          Growth
                     Portfolio I        Portfolio I        Portfolio         Portfolio         Portfolio       Portfolio I
                  ------------------  ----------------  ----------------- ----------------- ---------------- -----------------
   M&E CLASS

     2.570                        -         10.909759                  -                 -                -                 -
     2.595                        -                 -                  -                 -                -                 -
     2.650                10.627667         10.864407                  -                 -                -                 -
     2.800                10.536610         10.766868                  -                 -                -                 -


  PERSPECTIVE
   Standard Benefit        9.620843         10.503592          13.526511         13.060454        12.575050          9.224957
   Contract Enhancement
    Benefit                9.055772          9.972317          13.447778         12.991655        12.509584          9.196695


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:


                                                                                                 JNL/Salomon
                                         JNL/S&P           JNL/S&P                                Brothers
                   JNL/S&P Equity       Moderate       Very Aggressive      JNL/Salomon        U.S. Government
                       Growth            Growth             Growth        Brothers Global         & Quality
                    Portfolio I        Portfolio I       Portfolio I       Bond Portfolio      Bond Portfolio
                  -----------------  ----------------  -----------------  -----------------  --------------------
   M&E CLASS

     1.250               10.373531         11.853609          11.110472          17.900578             15.415351
     1.400               10.284895         11.752139          11.015003          17.664106             15.216618
     1.500               10.226168         11.684907                  -          17.518717             15.086327
     1.550               10.197111         11.651426          10.920344                  -                     -
     1.600               10.167869         11.618073                  -          17.367943                     -
     1.645                       -         11.588113                  -                  -                     -
     1.650               10.138804         11.584821                  -          17.292866             14.892077
     1.670               10.127203         11.571516          10.845222          17.263143                     -
     1.700               10.109867         11.550406          10.831511          17.218995             14.827310
     1.750               10.080982         11.518567                  -          17.144247             14.763913
     1.795               10.055073         11.488868                  -          17.086607             14.706753
     1.800               10.052213         11.485602                  -          17.069990             14.700407
     1.820               10.040683         11.472206                  -          17.040664             14.675025
     1.850                       -         11.452703                  -          16.996795             14.636737
     1.895                       -         11.423188                  -                  -                     -
     1.900                       -                 -                  -                  -                     -
     1.920                9.983423         11.406818          10.690303          16.894378             14.548750
     1.945                9.969083         11.390480          10.674963          16.857973                     -
     1.950                       -                 -                  -          16.850800                     -
     1.960                9.967644         11.380692          10.665779          16.834485             14.497287
     1.970                       -         11.374176                  -          16.821609             14.486121
     1.995                       -                 -                  -                  -                     -
     2.000                9.937894         11.354617          10.641556          16.778788             14.448717
     2.020                       -         11.343357                  -                  -             14.423215
     2.050                9.909513         11.322185                  -          16.705823             14.386004
     2.095                       -         11.292952          10.580850          16.640985             14.330862
     2.100                       -                 -                  -                  -                     -
     2.145                       -         11.260578                  -          16.569315             14.268855
     2.150                9.852388         11.257316                  -                  -             14.262695
     2.195                9.827575         11.044068          10.522502          16.498183                     -
     2.220                       -                 -                  -                  -                     -
     2.245                       -         11.196195                  -          16.426797                     -
     2.270                9.785514         11.180164                  -          16.391338                     -
     2.295                       -                 -                  -                  -                     -
     2.300                9.773656         11.160944          10.483028          16.348924             14.079131
     2.310                9.763142         11.154544                  -                  -                     -
     2.320                       -                 -                  -                  -                     -
     2.350                       -                 -                  -                  -                     -
     2.395                       -                 -                  -                  -                     -
     2.450                9.685254         11.065369                  -          16.138601             13.898012
     2.470                       -                 -                  -                  -                     -



                  JNL/T. Rowe         JNL/T. Rowe      JNL/T. Rowe
              Price Established     Price Mid-Cap      Price Value
              Growth Portfolio     Growth Portfolio     Portfolio
             --------------------  ----------------- ----------------
   M&E CLASS

     1.250             24.109727          29.136326        11.699228
     1.400             23.799073          28.762784        11.634817
     1.500             23.594966          28.514060        11.592578
     1.550             23.492740                  -        11.571175
     1.600             23.391903          28.268820        11.549963
     1.645                     -          28.160139        11.531085
     1.650             23.291401          28.155018        11.528477
     1.670             23.250858          28.098595        11.520356
     1.700             23.190712          28.048796        11.507694
     1.750             23.090442          27.905282        11.486575
     1.795             23.001241          27.793850        11.467699
     1.800                     -          27.784825        11.465538
     1.820             22.951066          27.739245        11.456734
     1.850             22.892250          27.665477        11.444556
     1.895                     -                  -                -
     1.900             22.795044          27.545724                -
     1.920             22.754251          27.498400        11.415154
     1.945             22.705562                  -        11.404931
     1.950             22.695347          27.427153        11.402635
     1.960             22.669609          27.403833        11.395851
     1.970             22.656211          27.379881        11.394342
     1.995                     -                  -                -
     2.000             22.597427          27.309081        11.381701
     2.020             22.558664          27.261953        11.373378
     2.050             22.500138          27.191403        11.360795
     2.095             22.413007          27.086014        11.342141
     2.100                     -                  -                -
     2.145             22.316432          26.969250        11.321317
     2.150                     -          26.957501                -
     2.195             22.220258          26.852690        11.300578
     2.220                     -                  -                -
     2.245                     -                  -                -
     2.270             22.076801          26.680178        11.268858
     2.295                     -                  -        11.259213
     2.300             22.019597          26.610724        11.257149
     2.310                     -                  -                -
     2.320                     -                  -                -
     2.350                     -                  -                -
     2.395             21.839728                  -        11.217961
     2.450             21.736299          26.268101        11.195245
     2.470             21.698730          26.222657        11.187195


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation unit values as of December 31, 2003:



                                                                                                 JNL/Salomon
                                         JNL/S&P           JNL/S&P                                Brothers
                   JNL/S&P Equity       Moderate       Very Aggressive      JNL/Salomon        U.S. Government
                       Growth            Growth             Growth        Brothers Global         & Quality
                    Portfolio I        Portfolio I       Portfolio I       Bond Portfolio      Bond Portfolio
                  -----------------  ----------------  -----------------  -----------------  --------------------
   M&E CLASS

     2.570                       -                 -                  -                  -                     -
     2.595                       -                 -                  -                  -                     -
     2.650                       -         10.939050          10.250512                  -             13.678008
     2.800                       -         10.845506          10.162512          15.657991                     -


  PERSPECTIVE
   Standard Benefit       9.151227         10.512174           8.672866          13.466195             12.328612
   Contract Enhancement
    Benefit               8.238884          9.392128           8.747131          12.242741             11.380473



                      JNL/T. Rowe         JNL/T. Rowe       JNL/T. Rowe
                   Price Established     Price Mid-Cap      Price Value
                   Growth Portfolio     Growth Portfolio     Portfolio
                  --------------------  ----------------- ----------------
   M&E CLASS

     2.570                  21.512152          25.997298                -
     2.595                          -                  -                -
     2.650                          -          25.806374        11.112484
     2.800                          -                  -        11.052515


  PERSPECTIVE
   Standard Benefit         10.581662          14.006614        11.475984
   Contract Enhancement
    Benefit                  8.890902           9.886902         9.892951


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:



                        JNL/AIM          JNL/AIM           JNL/AIM          JNL/Alger        JNL/Alliance       JNL/Curian
                       Large Cap      Premier Equity II   Small Cap           Growth           Capital              25
                    Growth Portfolio    Portfolio      Growth Portfolio     Portfolio      Growth Portfolio      Portfolio
                    ----------------  ---------------  ----------------  ----------------  -----------------  ----------------
    M&E CLASS

      1.250                     562                -             4,724               445              5,035             1,691
      1.400                   9,197            7,272            12,952             2,362              3,352            65,133
      1.500                     807                -             4,238               270                  -             2,398
      1.550                       -                -                 -                 -                  -                 -
      1.600                   1,013                -                 -                 -                  -             7,806
      1.645                       -                -                 -                 -                  -               447
      1.650                   1,581                -             1,225               232                  -             6,916
      1.670                   6,998                -            24,770             3,733                844             1,258
      1.700                   1,749                -             1,349               597                  -             1,225
      1.750                  14,143              190            13,267               333                146            16,129
      1.795                  17,518                -             4,873             7,974                431           115,991
      1.800                       -              535               458                 -                  -               317
      1.820                       -                -                68               494                833                 -
      1.850                   2,455              356             1,785               878              1,155             1,517
      1.895                       -                -                 -                 -                  -             1,776
      1.900                       -                -                 -                 -                  -                 -
      1.920                   2,990                -            10,371             4,684                  -            43,674
      1.945                       -                -                 -                 -                  -                 -
      1.950                       -                -                 -                 -                  -                 -
      1.960                  24,744            1,551            12,790             3,381              3,591           221,614
      1.970                     731                -                96               552                  -             3,375
      1.995                       -                -                 -                 -                  -                 -
      2.000                       -              241               783                 -                  -             3,380
      2.020                       -                -                 -             1,213                  -             2,777
      2.050                   1,523                -             1,372               983                  -             6,030
      2.095                       -                -                 -               300                480             5,435
      2.100                       -                -                 -                 -                  -                 -
      2.145                       -                -               193                 -                  -               124
      2.150                       -                -             3,542                 -              7,110             3,318
      2.195                     102                -                 -                66                  -             2,047
      2.220                       -                -                 -                 -                  -               837
      2.245                       -                -                 -                 -                  -                 -
      2.270                     212                -             1,015                 -              4,742             5,190
      2.295                       -                -                 -                 -                  -                 -
      2.300                       -              447             1,500                33              3,499               582
      2.310                       -                -                 -                 -                  -                 -
      2.320                       -                -                 -                 -                  -                 -
      2.350                       -                -                 -                 -                  -             1,346
      2.395                       -              947               394                 -                  -                 -
      2.450                     683            1,407               153               249             13,959             1,481
      2.470                       -                -                 -                 -                  -                 -



                                                                                 JNL/Curian
                      JNL/Curian          JNL/Curian          JNL/Curian          Enhanced          JNL/Curian        JNL/Curian
                    Communications      Consumer Brands         Energy         S&P 500 Stock         Financial          Global
                   Sector Portfolio    Sector Portfolio    Sector Portfolio   Index Portfolio    Sector Portfolio    15 Portfolio
                  -------------------  ------------------  ----------------- ------------------- ------------------ ----------------
    M&E CLASS

      1.250                        -                   -                  -               6,601                  -            2,425
      1.400                        -                   -                  -              16,254                  -            9,984
      1.500                        -                   -                  -                 455                  -            1,852
      1.550                        -                   -                  -                   -                  -                -
      1.600                        -                   -                  -               4,565                  -            5,684
      1.645                        -                   -                  -                   -                  -              437
      1.650                        -                   -                  -               1,665                  -            6,883
      1.670                        -                   -                  -               7,050                  -            3,780
      1.700                        -                   -                  -               3,418                  -              980
      1.750                        -                   -                  -              24,593                  -           14,171
      1.795                        -                   -                  -               1,220                986            3,143
      1.800                        -                   -                  -                 991                  -              438
      1.820                        -                   -                  -                   -                  -                -
      1.850                        -                   -                  -                   -                  -            2,617
      1.895                        -                   -                  -                   -                  -            1,930
      1.900                        -                   -                  -                   -                  -              746
      1.920                        -                   -                  -                   -                  -            1,566
      1.945                        -                   -                  -                   -                  -                -
      1.950                        -                   -                  -                   -                  -                -
      1.960                        -                   -                  -              17,072                  -           15,729
      1.970                        -                   -                  -                   -                  -            3,976
      1.995                        -                   -                  -                   -                  -              372
      2.000                        -                   -                  -                   -                  -              744
      2.020                        -                   -                  -               5,277                  -            2,320
      2.050                        -                   -                  -               3,743                  -            5,938
      2.095                        -                   -                  -               1,057                  -            4,299
      2.100                        -                   -                  -                   -                  -                -
      2.145                        -                   -                  -                   -                  -              125
      2.150                        -                   -                  -                   -                  -            2,629
      2.195                        -                   -                  -                   -                  -                1
      2.220                        -                   -                  -                   -                  -              889
      2.245                        -                   -                  -               1,420                  -                -
      2.270                        -                   -                  -                   -                  -            3,605
      2.295                        -                   -                  -                   -                  -              554
      2.300                        -                   -                  -               7,351                  -              587
      2.310                        -                   -                  -                   -                  -                -
      2.320                        -                   -                  -                   -                  -                -
      2.350                        -                   -                  -                   -                  -            1,317
      2.395                        -                   -                  -                   -                  -                -
      2.450                        -                   -                  -               2,872                  -              884
      2.470                        -                   -                  -                 677                  -                -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:



                        JNL/AIM          JNL/AIM           JNL/AIM          JNL/Alger        JNL/Alliance       JNL/Curian
                       Large Cap      Premier Equity II   Small Cap           Growth           Capital              25
                    Growth Portfolio    Portfolio      Growth Portfolio     Portfolio      Growth Portfolio      Portfolio
                    ----------------  ---------------  ----------------  ----------------  -----------------  ----------------
    M&E CLASS

      2.570                       -                -                 -                 -                  -               628
      2.595                       -                -                 -                 -                  -               550
      2.650                     284                -               848               623                  -                 -
      2.800                       -                -             2,065                 -                  -                 -


   PERSPECTIVE
   Standard Benefit          27,037           10,713            80,765           666,137            258,617             7,489
   Contract Enhancement
     Benefit                 21,915           21,424            47,917            58,546             78,722             2,853
                    ----------------  ---------------  ----------------  ----------------  -----------------  ----------------

      Total                 136,244           45,083           233,513           754,085            382,516           535,334
                    ================  ===============  ================  ================  =================  ================


                                                                                   JNL/Curian
                      JNL/Curian          JNL/Curian          JNL/Curian          Enhanced          JNL/Curian        JNL/Curian
                    Communications      Consumer Brands         Energy         S&P 500 Stock         Financial          Global
                   Sector Portfolio    Sector Portfolio    Sector Portfolio   Index Portfolio    Sector Portfolio    15 Portfolio
                  -------------------  ------------------  ----------------- ------------------- ------------------ ----------------
  M&E CLASS

    2.570                          -                   -                  -                   -                  -              272
    2.595                          -                   -                  -                   -                  -              238
    2.650                          -                   -                  -                 176                  -                -
    2.800                          -                   -                  -                   -                  -                -


 PERSPECTIVE
 Standard Benefit                  -                   -                  -              14,618                102            3,378
 Contract Enhancement
   Benefit                         -                   -                  -              12,174              1,220            5,214
                  -------------------  ------------------  ----------------- ------------------- ------------------ ----------------

    Total                          -                   -                  -             133,249              2,308          109,707
                  ===================  ==================  ================= =================== ================== ================

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                        JNL/Curian
                     Pharmaceutical/       JNL/Curian          JNL/Curian        JNL/Curian       JNL/Curian        JNL/Curian
                       Healthcare        S&P 400 MidCap         S&P 500          Small-Cap         Small Cap        Technology
                    Sector Portfolio     Index Portfolio    Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
                   -------------------- ------------------  ----------------------------------  ----------------  ----------------
    M&E CLASS

      1.250                          -             17,880              7,362           11,859             7,375                 -
      1.400                          -             10,172             31,554           44,869             9,302                 -
      1.500                          -              1,240              1,467            1,425               225                 -
      1.550                          -                  -              1,687                -                 -                 -
      1.600                          -              3,582             12,253            4,118             2,580                 -
      1.645                          -              5,103              8,884              351             5,104                 -
      1.650                          -                698                764            5,961               769                 -
      1.670                          -              2,120              2,138            3,517               356                 -
      1.700                          -                983                530              318               360                 -
      1.750                          -             28,009             57,273           12,056            26,006                 -
      1.795                      1,262             12,046             48,171           75,226            15,967                 -
      1.800                          -                977              3,386              359               474                 -
      1.820                          -                  -             21,112                -                 -                 -
      1.850                          -                461              5,109            1,981             1,701                 -
      1.895                          -                  -                  -            1,488                 -                 -
      1.900                          -              2,814              8,334                -             1,407                 -
      1.920                          -              1,685              2,766           29,330             1,567                 -
      1.945                          -                463                543                -               461                 -
      1.950                          -                  -                  -                -                 -                 -
      1.960                          -             50,491             78,163          145,497            52,219                 -
      1.970                          -                  3                  -            2,809               256                 -
      1.995                          -                  -                  -              273                 -                 -
      2.000                          -                  -                278            1,151               394                 -
      2.020                          -              1,796              3,208            1,509               646                 -
      2.050                          -                  -                846            4,792               209                 -
      2.095                          -                 20              1,336            3,797                20                 -
      2.100                          -                  -                  -                -                 -                 -
      2.145                          -              1,072             14,309            1,073             1,076                 -
      2.150                          -                  -              1,883            2,933                 -                 -
      2.195                          -                  -              5,505                -                 -                 -
      2.220                          -                  -                  -              680                 -                 -
      2.245                          -                186                  -              262                 -                 -
      2.270                          -             14,231             24,006            1,906            13,282                 -
      2.295                          -                  -                  -                -                 -                 -
      2.300                          -              5,007             19,275            1,045             4,242                 -
      2.310                          -                  -                  -                -                 -                 -
      2.320                          -                  -                  -                -                 -                 -
      2.350                          -                  -                  -            1,063                 -                 -
      2.395                          -                  -                924                -                 -                 -
      2.450                          -              1,448              2,190            2,349             7,211                 -
      2.470                          -                  -                  -                -                 -                 -



                  JNL/Curian         JNL/Curian        JNL/Eagle         JNL/Eagle          JNL/Janus         JNL/Janus
                 The Dow SM          The S&P(R)         Core Equity        SmallCap          Aggressive         Balanced
                10 Portfolio       10 Portfolio       Portfolio      Equity Portfolio   Growth Portfolio      Portfolio
              ------------------  ---------------- -----------------------------------  -----------------  ----------------
    M&E CLASS

      1.250               1,023             1,513             2,322               614                  -             1,097
      1.400              71,946            84,898             7,762             3,361                474            17,558
      1.500               2,324             3,085             1,614                25                  -               749
      1.550                   -                 -                 -                 -                  -                 -
      1.600               8,201             8,627                 -                 -                449             1,089
      1.645                 427               494                 -                 -                  -                 -
      1.650               6,526             7,485               482                 -                  -             1,749
      1.670               1,245               617             2,636               823                  -             4,491
      1.700              21,525             2,116             1,126                 -                  -             1,750
      1.750              15,692            19,144             4,392             2,791                  -            20,174
      1.795              98,079           173,128            14,615                 7                357            27,592
      1.800                 302               223               216                 -                  -             3,006
      1.820                   -                 -               209                47                  -                 -
      1.850               1,462             3,472             2,630               364                  -             1,289
      1.895               1,714             2,105                 -                 -                  -                 -
      1.900                 342                 -                 -                 -                  -                 -
      1.920              37,014            64,957             4,072                 -                 95             3,044
      1.945               3,159                 -                 -                 -                  -                 -
      1.950                   -                 -                 -                 -                  -                 -
      1.960             271,902           323,680             3,630            10,078                508            33,497
      1.970               4,524             3,897               818                66                  -               677
      1.995                   -                 -                 -                 -                  -                 -
      2.000               5,333             1,623                 -                 -                  -                 -
      2.020               1,059             5,034                 -               598                  -                 -
      2.050               6,232             5,426                 -                 -                  -               342
      2.095               5,794             6,905                36                 -                107             2,060
      2.100                   -                 -                 -                 -                  -                 -
      2.145                 114               132             1,492             1,744                  -             6,125
      2.150               2,499             3,036               220             2,431                  -                99
      2.195               4,770                56               133                 -                  -               112
      2.220                 813               983                 -                 -                  -                 -
      2.245                   -                 -                 -                 -                  -                 -
      2.270               5,059             6,088                 -                 -                  -               239
      2.295                   -                 -                 -               210                  -                 -
      2.300               2,222             1,227             1,251             1,091                  -             6,393
      2.310                   -                 -                 -                 -                  -                 -
      2.320                   -                 -                 -                 -                  -                 -
      2.350               1,288             1,484                 -                 -                  -             4,414
      2.395                   -                 -                 -                 -                  -                 -
      2.450               6,515             1,014                 -             2,728                  -             1,477
      2.470                   -                 -                 -                 -                  -                 -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                       JNL/Curian
                     Pharmaceutical/       JNL/Curian          JNL/Curian        JNL/Curian       JNL/Curian        JNL/Curian
                       Healthcare        S&P 400 MidCap         S&P 500          Small-Cap         Small Cap        Technology
                    Sector Portfolio     Index Portfolio    Index Portfolio      Portfolio      Index Portfolio   Sector Portfolio
                   -------------------- ------------------  ----------------------------------  ----------------  ----------------
    M&E CLASS

      2.570                          -              1,045              2,192            1,958               516                 -
      2.595                          -                913              1,915                -               451                 -
      2.650                          -              1,762                204              951               558                 -
      2.800                          -              1,892              2,265              435             1,943                 -


   PERSPECTIVE
   Standard Benefit                122              6,201             42,149           26,923            61,214                 -
   Contract Enhancement
     Benefit                     1,976              8,432             17,891            2,541             9,982                 -
                   -------------------- ------------------  -----------------  ---------------  ----------------  ----------------

      Total                      3,360            182,732            431,872          396,805           227,873                 -
                   ==================== ==================  =================  ===============  ================  ================


                      JNL/Curian         JNL/Curian        JNL/Eagle         JNL/Eagle          JNL/Janus          JNL/Janus
                      The Dow SM          The S&P(R)         Core Equity        SmallCap          Aggressive         Balanced
                     10 Portfolio       10 Portfolio       Portfolio      Equity Portfolio   Growth Portfolio      Portfolio
                   ------------------  ---------------- -----------------------------------  -----------------  ----------------
    M&E CLASS

      2.570                      730             1,344                 -                 -                  -                 -
      2.595                      637             1,178                 -                 -                  -                 -
      2.650                        -                 -                 -                 -                  -                 -
      2.800                        -                 -               548             1,807                  -             5,605


   PERSPECTIVE
   Standard Benefit            7,356             9,522           134,332           176,408            754,444           247,035
   Contract Enhancement
     Benefit                  26,327             4,260            88,510            45,774             48,332           124,109
                   ------------------  ---------------- ----------------- -----------------  -----------------  ----------------

      Total                  624,155           748,753           273,046           250,967            804,766           515,772
                   ==================  ================ ================= =================  =================  ================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:



                                                                                                             JNL/Mellon Capital
                      JNL/Janus         JNL/Janus        JNL/JPMorgan      JNL/Lazard         JNL/Lazard        Management
                   Capital Growth    Global Equities    International        Mid Cap          Small Cap         Bond Index
                      Portfolio         Portfolio      Value Portfolio   Value Portfolio   Value Portfolio       Portfolio
                   ----------------  ----------------  ----------------- ----------------  ----------------- ------------------
   M&E CLASS

     1.250                   3,205                 -                470              394                431                  -
     1.400                   1,384                 -              3,805            5,284              9,332              4,171
     1.500                       -                 -                  -            2,429              2,931                719
     1.550                       -                 -                  -                -                  -                  -
     1.600                       -                 -                  -              957                  -              5,062
     1.645                       -                 -                  -                -                  -                  -
     1.650                       -                 -                  -            1,109                  -                  -
     1.670                       -                 -              6,757           23,113             24,282                 38
     1.700                     518                 -                255            1,870              2,134                  -
     1.750                       -                 -              7,743            7,631              3,475                397
     1.795                     453                 -              1,943            9,088             12,058              7,501
     1.800                       -                 -                  -                -                331                238
     1.820                       -                 -                  -              673                 61                  -
     1.850                       -                 -                130            2,184                988              3,172
     1.895                       -                 -                  -                -                  -                  -
     1.900                      75                 -                  -              622                892              1,399
     1.920                       -                 -                  -            7,424              9,299              1,433
     1.945                       -                 -                806              102                  -                  -
     1.950                       -                 -                  -                -                  -                  -
     1.960                      64                 -              2,176            7,619             13,254                 16
     1.970                       -                 -                  -              791                310                  -
     1.995                       -                 -                  -                -                  -                  -
     2.000                     279                 -              1,219              110              1,164                  -
     2.020                       -                 -              2,093            2,785                814                  -
     2.050                     188                 -                  -            1,387              2,133                  -
     2.095                     443                 -              1,460            2,419              2,485                825
     2.100                       -                 -                  -                -                  -                  -
     2.145                       -                 -                  -              181              1,517                  -
     2.150                       -                 -                211            1,536                722                  -
     2.195                       -                 -                  -               46                 67                  -
     2.220                       -                 -                  -                -                  -                  -
     2.245                       -                 -                  -                -                  -                  -
     2.270                       -                 -                  -              817                907             13,688
     2.295                       -                 -                  -              515                  -                  -
     2.300                       -                 -              3,929            2,064              3,790              2,674
     2.310                       -                 -                  -                -                  -                  -
     2.320                       -                 -                  -                -                  -                  -
     2.350                       -                 -                  -                -                  -                  -
     2.395                       -                 -                  -                -                  -                  -
     2.450                       -                 -                  -            1,586              2,079                  -
     2.470                       -                 -                  -                -                  -                  -



               JNL/Mellon Capital                                                                                    JNL/PPM
                  Management         JNL/Oppenheimer    JNL/Oppenheimer        JNL/PIMCO      JNL/PPM America        America
                 International        Global Growth          Growth          Total Return         Balanced          High Yield
                Index Portfolio         Portfolio          Portfolio        Bond Portfolio       Portfolio        Bond Portfolio
              --------------------  ------------------  -----------------  ------------------ -----------------  -----------------
   M&E CLASS

     1.250                      -               3,436                  -               8,106             1,449              1,204
     1.400                    843              11,715              8,474              33,417             8,588             41,576
     1.500                    227                 643                  -               5,099               720              1,529
     1.550                      -                   -                  -                   -                 -                  -
     1.600                  2,184               1,082                  -                 640                 -                853
     1.645                  2,424                   -                  -                   -               162                108
     1.650                    364                 347                  -               3,943             1,020                398
     1.670                      -               7,196                 49              15,407             3,294              3,605
     1.700                      -               1,403              1,007               8,556             3,591              3,483
     1.750                 18,842               6,967              8,354               9,226             5,176             14,443
     1.795                  1,906              18,112              2,379              49,150            10,602             45,239
     1.800                      -                 171                  -               3,950             1,028              1,617
     1.820                      -               1,518              1,423               9,667               691             14,966
     1.850                    742               1,819                601               2,193               733                984
     1.895                      -                   -                  -                   -                 -                  -
     1.900                  1,447                 141                  -                   -                65                  -
     1.920                  1,684               3,189                261              14,332             3,555             13,177
     1.945                      -                   -                  -                   -                 -             14,840
     1.950                      -                   -                  -                   -                 -                  -
     1.960                  4,428               6,284              1,747              37,815            14,714             66,829
     1.970                      -                   -                  -               2,663               230              2,173
     1.995                      -                   -                  -                   -                 -                  -
     2.000                      -                   -                957               4,212             1,580              1,785
     2.020                    925               1,629                  -                 838               639                651
     2.050                  1,158               1,676                  -               3,054               796              3,324
     2.095                     20               1,263                870               5,139               396              5,848
     2.100                      -                   -                  -                   -                 -                  -
     2.145                  1,166                 873                906              38,705            17,863             10,085
     2.150                      -                   -                  -               8,994               364              3,325
     2.195                      -                 110                  -               1,911               901                 71
     2.220                      -                   -                  -                   -                 -                  -
     2.245                      -                   -                  -                 789                 -              6,059
     2.270                 14,288               3,503                272               1,612                 -                 72
     2.295                      -                   -                  -                   -                 -                  -
     2.300                  1,449               3,545                429              43,472             1,073             30,070
     2.310                      -                   -                  -                   -                 -                  -
     2.320                      -                   -                  -               4,812                 -                  -
     2.350                      -                   -                  -                   -                 -              2,787
     2.395                      -                   -                  -                   -               225                  -
     2.450                    503               4,710              2,245              18,064               995             87,439
     2.470                      -                   -                  -                 379                 -                  -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                                                                                                             JNL/Mellon Capital
                      JNL/Janus         JNL/Janus        JNL/JPMorgan      JNL/Lazard         JNL/Lazard        Management
                   Capital Growth    Global Equities    International        Mid Cap          Small Cap         Bond Index
                      Portfolio         Portfolio      Value Portfolio   Value Portfolio   Value Portfolio       Portfolio
                   ----------------  ----------------  ----------------- ----------------  ----------------- ------------------
   M&E CLASS

     2.570                       -                 -                  -                -                  -                  -
     2.595                       -                 -                  -                -                  -                  -
     2.650                       -                 -                421              255                242                459
     2.800                       -                 -                865            2,110              1,273                  -


  PERSPECTIVE
   Standard Benefit        614,466           420,420             15,657           25,318            112,603              3,591
   Contract Enhancement
    Benefit                 73,598                 -             19,293           41,555             46,586              7,832
                   ----------------  ----------------  ----------------- ----------------  ----------------- ------------------

      Total                694,673           420,420             69,233          153,974            256,160             53,215
                   ================  ================  ================= ================  ================= ==================



                  JNL/Mellon Capital                                                                                   JNL/PPM
                      Management         JNL/Oppenheimer    JNL/Oppenheimer        JNL/PIMCO      JNL/PPM America        America
                     International        Global Growth          Growth          Total Return         Balanced          High Yield
                    Index Portfolio         Portfolio          Portfolio        Bond Portfolio       Portfolio        Bond Portfolio
                  --------------------  ----------------  -----------------  ------------------ -----------------  -----------------
  M&E CLASS

    2.570                         740                 -                  -                   -                 -                  -
    2.595                         649                 -                  -                   -                 -                  -
    2.650                           -                17                  -               2,069                 -              1,604
    2.800                           -                 -                 36               4,815             1,871              1,635


 PERSPECTIVE
  Standard Benefit                108            86,668             20,888             244,216           380,983            329,149
  Contract Enhance
   Benefit                      1,567            79,775             34,444             159,976           130,475            189,123
                  --------------------  ----------------  -----------------  ------------------ -----------------  -----------------

     Total                     57,664           247,792             85,342             747,221           593,779            900,051
                  ====================  ================  =================  ================== =================  =================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                    JNL/PPM America        JNL/PPM           JNL/Putnam        JNL/Putnam         JNL/Putnam       JNL/Putnam
                         Money          America Value          Equity        International      Midcap Growth     Value Equity
                   Market Portfolio       Portfolio          Portfolio     Equity Portfolio       Portfolio         Portfolio
                  ------------------- ------------------  ---------------- ------------------  ----------------- ----------------
   M&E CLASS

     1.250                         -              1,331               257                  -              1,510                1
     1.400                     5,123              2,385             2,703              2,480             16,099            9,820
     1.500                       105                504                 -                 75                  -              398
     1.550                         -                  -                 -                  -                  -                -
     1.600                         -                830                 -                  -                  -                -
     1.645                         -                  -                 -                  -                  -                -
     1.650                     2,535                  -                 -                  -                  -              435
     1.670                     4,696              2,018                 -                842                  -            2,319
     1.700                         -                245                 -                  -                  -            1,583
     1.750                     1,042              3,841             1,574                685             25,544            1,267
     1.795                     4,853              7,453                 -                352              1,755            6,369
     1.800                     9,767                543                 -              1,774              1,264              444
     1.820                         -                 31                 -                  -                  -              751
     1.850                         -              1,771                 -                830                318            1,163
     1.895                         -                  -                 -                  -                  -                -
     1.900                         -              1,550                 -                415                  -                -
     1.920                         -              2,853             1,258                  -                  -            2,639
     1.945                         -                  -                 -                  -                  -                -
     1.950                         -                  -                 -                  -                  -                -
     1.960                     2,678             32,852               121              1,385              1,824            1,438
     1.970                         -                452                 -                  -                420              369
     1.995                         -                  -                 -                  -                  -                -
     2.000                         -                  -                 -                794                406            1,988
     2.020                         -                971                 -                  -                  -                -
     2.050                         -                642                 -              1,733                  -                -
     2.095                       119                876             1,122                286                  -              351
     2.100                         -                  -                 -                  -                  -                -
     2.145                         -                  -                 -                142                333                -
     2.150                         -              1,872                 -              4,000                  -            2,243
     2.195                         -                 72                 -                  -                  -                -
     2.220                         -                  -                 -                  -                  -                -
     2.245                         -                  -                 -                  -                  -                -
     2.270                         -                  -                 -                 80                  -                -
     2.295                         -                  -                 -                  -                  -              517
     2.300                     1,049              2,275                 -              1,862              1,690            2,035
     2.310                         -                  -                 -                  -                  -                -
     2.320                         -                  -                 -                  -                  -                -
     2.350                         -                  -                 -                  -                  -                -
     2.395                         -                  -                 -                  -                691                -
     2.450                         -                  -                 -                  -                  -                -
     2.470                         -                  -                 -                  -                  -                -



                    JNL/S&P            JNL/S&P                                                             JNL/S&P Equity
                  Aggressive        Conservative      JNL/S&P Core      JNL/S&P Core      JNL/S&P Core       Aggressive
                    Growth             Growth           Index 50          Index 75          Index 100          Growth
                  Portfolio I        Portfolio I        Portfolio         Portfolio         Portfolio       Portfolio I
               ------------------  ----------------  ----------------  ----------------  ----------------  ---------------
   M&E CLASS

     1.250                 2,634             3,946            14,754                 -             3,193            6,722
     1.400                49,262           127,917                 -               558               675            3,546
     1.500                17,618             5,622                 -                 -                 -                -
     1.550                     -               282                 -                 -                 -                -
     1.600                   471            13,483                 -                 -                 -                -
     1.645                     -             2,096                 -                 -                 -                -
     1.650                     -            14,456                 -                 -                 -                -
     1.670                62,067            69,185                 -               401             5,832              505
     1.700                 6,876            21,620                 -                 -                11           10,135
     1.750                13,771            48,504             5,278                 -             5,287                -
     1.795                23,221            49,996               327             1,185             6,618                -
     1.800                   196             9,767                 -                 -             3,610                -
     1.820                 1,477             5,888                44                 -             2,102                -
     1.850                19,026             5,518                 -                 -                 -                -
     1.895                     -                 -                 -                 -                 -                -
     1.900                     -                 -                 -                 -                 -                -
     1.920                19,848            20,113               834                 -             9,978            1,690
     1.945                   126                 -                 -                 -                 -                -
     1.950                     -                15                 -                 -                 -                -
     1.960                 9,039           105,765             1,050                 -                 -           27,753
     1.970                    70             7,607                 -                 -                 -                -
     1.995                     -                 -                 -                 -                 -                -
     2.000                36,362             3,441                 -                 -            10,288                -
     2.020                    51                99                 -                 -                 -                -
     2.050                 1,233             9,468             1,166                 -               494              328
     2.095                 3,487            27,367                 -                 -                 -                -
     2.100                     -             9,302                 -                 -                 -                -
     2.145                 4,063            29,948                 -                 -                 -                -
     2.150                   418               654                 -                 -                 -                -
     2.195                   629             2,071                 -                 -               102              685
     2.220                     -               290                 -                 -                 -                -
     2.245                     -            11,015                 -                 -                 -                -
     2.270                     -             3,644             6,275                 -                 -                -
     2.295                     -                 -                 -                 -                 -                -
     2.300                 7,228            74,525                 -                 -             1,382              176
     2.310                 2,285             2,222                 -                 -                 -                -
     2.320                     -                 -                 -                 -                 -                -
     2.350                     -                 -                 -                 -                 -                -
     2.395                     -                 -                 -                 -                 -                -
     2.450                     -            12,415                 -                 -               281                -
     2.470                   454             7,437                 -                 -               483                -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:



                   JNL/PPM America         JNL/PPM          JNL/Putnam        JNL/Putnam          JNL/Putnam       JNL/Putnam
                         Money          America Value          Equity        International      Midcap Growth     Value Equity
                   Market Portfolio       Portfolio          Portfolio     Equity Portfolio       Portfolio         Portfolio
                  ------------------- ------------------  ---------------- ------------------  ----------------- ----------------
   M&E CLASS

     2.570                         -              8,643                 -                  -                  -                -
     2.595                         -                  -                 -                  -                  -                -
     2.650                         -                849                 -                602                275                -
     2.800                         -                  -                 -              1,427              4,219            1,263


  PERSPECTIVE
   Standard Benefit          146,087              2,607           383,136            208,916             77,351          551,265
   Contract Enhancement
    Benefit                   40,417              1,061            36,785             39,173             65,062          135,360
                  ------------------- ------------------  ---------------- ------------------  ----------------- ----------------

     Total                   218,471             78,527           426,956            267,853            198,761          724,018
                  =================== ==================  ================ ==================  ================= ================


                       JNL/S&P            JNL/S&P                                                             JNL/S&P Equity
                     Aggressive        Conservative      JNL/S&P Core      JNL/S&P Core      JNL/S&P Core       Aggressive
                       Growth             Growth           Index 50          Index 75          Index 100          Growth
                     Portfolio I        Portfolio I        Portfolio         Portfolio         Portfolio       Portfolio I
                  ------------------  ----------------  ----------------  ----------------  ----------------  ---------------
   M&E CLASS

     2.570                        -               794                 -                 -                 -                -
     2.595                        -                 -                 -                 -                 -                -
     2.650                   16,176             7,876                 -                 -                 -                -
     2.800                      802             2,872                 -                 -                 -                -


  PERSPECTIVE
   Standard Benefit         336,554           713,186             4,967             2,692               609          126,813
   Contract Enhancement
    Benefit                 104,909           337,862             1,365               413                25           34,778
                  ------------------  ----------------  ----------------  ----------------  ----------------  ---------------

     Total                  740,353         1,768,268            36,060             5,249            50,970          213,131
                  ==================  ================  ================  ================  ================  ===============

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                                                                                                 JNL/Salomon
                                           JNL/S&P            JNL/S&P                              Brothers
                    JNL/S&P Equity         Moderate       Very Aggressive     JNL/Salomon      U.S. Government
                        Growth              Growth            Growth        Brothers Global        & Quality
                      Portfolio I        Portfolio I        Portfolio I     Bond Portfolio      Bond Portfolio
                   ------------------  -----------------  ---------------- ------------------ -------------------
    M&E CLASS

      1.250                   21,512             21,954            10,926                821                 503
      1.400                   17,317            312,141            20,703              6,812              16,886
      1.500                    1,103              6,980                 -                484               2,244
      1.550                      327                226                 -                  -                   -
      1.600                   42,695             30,570                 -                294                   -
      1.645                        -              2,498                 -                  -                   -
      1.650                    1,232              2,589                 -                346               1,195
      1.670                   30,273             15,265               858              2,713                   -
      1.700                    8,195             24,416               148              1,252               1,691
      1.750                   15,545            159,605                 -              3,657               5,863
      1.795                  271,060            121,228                 -             10,695               6,931
      1.800                   18,937             10,502                 -                141               2,163
      1.820                      551              1,234                 -                416              17,279
      1.850                        -              6,372                 -                290               2,336
      1.895                        -             10,312                 -                  -                   -
      1.900                        -                  -                 -                  -                   -
      1.920                  143,679             10,022             1,615              4,750               1,558
      1.945                      392              2,372                 -                605                   -
      1.950                        -                  -                 -                  -                   -
      1.960                  643,257            197,777             2,283             19,998               3,713
      1.970                        -              3,281                 -                745                 698
      1.995                        -                  -                 -                  -                   -
      2.000                        -             77,136               164                159                 916
      2.020                        -              5,444                 -                  -                  75
      2.050                    1,497              2,475                 -                447                 370
      2.095                        -             10,419                98              1,243               4,287
      2.100                        -                  -                 -                  -                   -
      2.145                        -             50,743                 -              7,691               5,255
      2.150                       83              1,489                 -                  -               7,475
      2.195                    5,648              3,990               654                 62                   -
      2.220                        -                  -                 -                  -                   -
      2.245                        -              7,023                 -              4,933                   -
      2.270                   22,031             14,759                 -                705                   -
      2.295                        -                  -                 -                  -                   -
      2.300                      110            121,341             6,651              3,591              22,447
      2.310                    2,543              2,212                 -                  -                   -
      2.320                        -                  -                 -                  -                   -
      2.350                        -                  -                 -                  -                   -
      2.395                        -                  -                 -                  -                   -
      2.450                        -              9,654                 -              2,016               1,034
      2.470                        -                  -                 -                  -                   -



                      JNL/T. Rowe         JNL/T. Rowe      JNL/T. Rowe
                  Price Established     Price Mid-Cap      Price Value
                  Growth Portfolio     Growth Portfolio     Portfolio
                 --------------------  ----------------  ----------------
    M&E CLASS

      1.250                      952             8,273             5,360
      1.400                    6,088             5,957            22,534
      1.500                      467             2,026             1,739
      1.550                      162                 -               721
      1.600                      213                 -             1,814
      1.645                        -                59               149
      1.650                      791                35             3,598
      1.670                    1,471            10,946             7,846
      1.700                    1,470               898            10,689
      1.750                    1,097             4,327            12,454
      1.795                   11,333             6,035            25,104
      1.800                        -                 -             3,048
      1.820                       34               417               449
      1.850                    1,116               587             3,430
      1.895                        -                 -                 -
      1.900                      838                62                 -
      1.920                    2,804             6,757             4,657
      1.945                      292                 -               124
      1.950                        -                 -                 -
      1.960                    9,108            10,170            22,163
      1.970                      575                28               247
      1.995                        -                 -                 -
      2.000                      660               243             3,028
      2.020                      508               124             1,333
      2.050                      825               763             6,154
      2.095                    1,024             1,010             4,802
      2.100                        -                 -                 -
      2.145                      743               926             2,884
      2.150                        -             1,028                 -
      2.195                    1,866                23             2,551
      2.220                        -                 -                 -
      2.245                        -                 -                 -
      2.270                    1,503             2,895             2,507
      2.295                        -                 -               779
      2.300                    2,183             1,527             9,086
      2.310                        -                 -                 -
      2.320                        -                 -                 -
      2.350                        -                 -                 -
      2.395                      402                 -               396
      2.450                    1,463             3,018             3,343
      2.470                      347               283               676

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:



                                                                                                 JNL/Salomon
                                           JNL/S&P            JNL/S&P                              Brothers
                    JNL/S&P Equity         Moderate       Very Aggressive     JNL/Salomon      U.S. Government
                        Growth              Growth            Growth        Brothers Global        & Quality
                      Portfolio I        Portfolio I        Portfolio I     Bond Portfolio      Bond Portfolio
                   ------------------  -----------------  ---------------- ------------------ -------------------
    M&E CLASS

      2.570                        -                  -                 -                  -                   -
      2.595                        -                  -                 -                  -                   -
      2.650                        -             12,080               434                  -                 905
      2.800                        -                803             3,362              1,126                   -


   PERSPECTIVE
   Standard Benefit          518,314            856,656           103,383            140,087             360,386
   Contract Enhancement
     Benefit                 809,310            815,120            48,907            108,509             172,311
                   ------------------  -----------------  ---------------- ------------------ -------------------

      Total                2,575,611          2,930,688           200,186            324,588             638,521
                   ==================  =================  ================ ================== ===================


                       JNL/T. Rowe         JNL/T. Rowe       JNL/T. Rowe
                    Price Established     Price Mid-Cap      Price Value
                    Growth Portfolio     Growth Portfolio     Portfolio
                   --------------------  ----------------  ----------------
    M&E CLASS

      2.570                      3,597             2,957                 -
      2.595                          -                 -                 -
      2.650                          -               431               909
      2.800                          -                 -             1,887


   PERSPECTIVE
   Standard Benefit            353,669           438,725           178,918
   Contract Enhancement
     Benefit                   108,861           125,900           173,995
                   --------------------  ----------------  ----------------

      Total                    516,462           636,430           519,374
                   ====================  ================  ================


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:




                        JNL/AIM           JNL/AIM            JNL/AIM          JNL/Alger       JNL/Alliance      JNL/Curian
                        Large Cap     Premier Equity II     Small Cap           Growth          Capital             25
                    Growth Portfolio     Portfolio       Growth Portfolio     Portfolio     Growth Portfolio     Portfolio
                    ----------------- -----------------  ----------------  ---------------- ----------------- ----------------
    M&E CLASS

      1.250                  $ 5,815               $ -          $ 53,652           $ 7,588          $ 48,118         $ 22,682
      1.400                   94,848            68,620           146,644            39,810            31,757          873,585
      1.500                    8,303                 -            47,880             4,511                 -           32,056
      1.550                        -                 -                 -                 -                 -                -
      1.600                   10,405                 -                 -                 -                 -          104,190
      1.645                        -                 -                 -                 -                 -            5,968
      1.650                   16,220                 -            13,790             3,825                 -           92,243
      1.670                   71,741                 -           278,796            61,528             7,873           16,775
      1.700                   17,916                 -            15,173             9,824                 -           16,332
      1.750                  144,751             1,781           149,065             5,456             1,358          214,821
      1.795                  179,117                 -            54,703           130,088             3,990        1,543,902
      1.800                        -             5,003             5,143                 -                 -            4,226
      1.820                        -                 -               764             8,039             7,704                -
      1.850                   25,066             3,328            20,009            14,254            10,656           20,171
      1.895                        -                 -                 -                 -                 -           23,608
      1.900                        -                 -                 -                 -                 -                -
      1.920                   30,491                 -           116,091            75,634                 -          580,274
      1.945                        -                 -                 -                 -                 -                -
      1.950                        -                 -                 -                 -                 -                -
      1.960                  252,005            14,454           143,058            54,411            32,919        2,942,709
      1.970                    7,443                 -             1,079             8,879                 -           44,806
      1.995                        -                 -                 -                 -                 -                -
      2.000                        -             2,245             8,753                 -                 -           44,860
      2.020                        -                 -                 -            19,424                 -           36,845
      2.050                   15,488                 -            15,316            15,706                 -           79,972
      2.095                        -                 -                 -             4,774             4,362           72,036
      2.100                        -                 -                 -                 -                 -                -
      2.145                        -                 -             2,155                 -                 -            1,639
      2.150                        -                 -            39,457                 -            64,466           43,942
      2.195                    1,036                 -                 -             1,036                 -           27,093
      2.220                        -                 -                 -                 -                 -           11,067
      2.245                        -                 -                 -                 -                 -                -
      2.270                    2,149                 -            11,277                 -            42,698           68,603
      2.295                        -                 -                 -                 -                 -                -
      2.300                        -             4,139            16,662               524            31,452            7,691
      2.310                        -                 -                 -                 -                 -                -
      2.320                        -                 -                 -                 -                 -                -
      2.350                        -                 -                 -                 -                 -           17,770
      2.395                        -             8,747             4,360                 -                 -                -
      2.450                    6,883            12,973             1,696             3,848           124,371           19,528
      2.470                        -                 -                 -                 -                 -                -



                                                                                 JNL/Curian
                      JNL/Curian          JNL/Curian          JNL/Curian          Enhanced           JNL/Curian       JNL/Curian
                    Communications     Consumer Brands          Energy          S&P 500 Stock         Financial         Global
                   Sector Portfolio    Sector Portfolio    Sector Portfolio    Index Portfolio    Sector Portfolio   15 Portfolio
                  ------------------- -------------------  ------------------ ------------------  ------------------ --------------
    M&E CLASS

      1.250                      $ -                 $ -                 $ -           $ 50,427                 $ -       $ 30,149
      1.400                        -                   -                   -            123,393                   -        123,921
      1.500                        -                   -                   -              3,437                   -         22,939
      1.550                        -                   -                   -                  -                   -              -
      1.600                        -                   -                   -             34,313                   -         70,314
      1.645                        -                   -                   -                  -                   -          5,403
      1.650                        -                   -                   -             12,483                   -         85,088
      1.670                        -                   -                   -             52,823                   -         46,715
      1.700                        -                   -                   -             25,571                   -         12,112
      1.750                        -                   -                   -            183,576                   -        174,926
      1.795                        -                   -                   -              9,093              10,523         38,778
      1.800                        -                   -                   -              7,386                   -          5,411
      1.820                        -                   -                   -                  -                   -              -
      1.850                        -                   -                   -                  -                   -         32,252
      1.895                        -                   -                   -                  -                   -         23,769
      1.900                        -                   -                   -                  -                   -          9,184
      1.920                        -                   -                   -                  -                   -         19,289
      1.945                        -                   -                   -                  -                   -              -
      1.950                        -                   -                   -                  -                   -              -
      1.960                        -                   -                   -            126,201                   -        193,575
      1.970                        -                   -                   -                  -                   -         48,565
      1.995                        -                   -                   -                  -                   -          4,578
      2.000                        -                   -                   -                  -                   -          9,153
      2.020                        -                   -                   -             38,903                   -         28,532
      2.050                        -                   -                   -             27,553                   -         72,985
      2.095                        -                   -                   -              7,767                   -         52,799
      2.100                        -                   -                   -                  -                   -              -
      2.145                        -                   -                   -                  -                   -          1,530
      2.150                        -                   -                   -                  -                   -         32,265
      2.195                        -                   -                   -                  -                   -             13
      2.220                        -                   -                   -                  -                   -         10,900
      2.245                        -                   -                   -             10,362                   -              -
      2.270                        -                   -                   -                  -                   -         44,164
      2.295                        -                   -                   -                  -                   -          6,790
      2.300                        -                   -                   -             53,489                   -          7,189
      2.310                        -                   -                   -                  -                   -              -
      2.320                        -                   -                   -                  -                   -              -
      2.350                        -                   -                   -                  -                   -         16,114
      2.395                        -                   -                   -                  -                   -              -
      2.450                        -                   -                   -             20,752                   -         10,806
      2.470                        -                   -                   -              4,884                   -              -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                        JNL/AIM           JNL/AIM            JNL/AIM          JNL/Alger       JNL/Alliance      JNL/Curian
                        Large Cap     Premier Equity II     Small Cap           Growth          Capital             25
                    Growth Portfolio     Portfolio       Growth Portfolio     Portfolio     Growth Portfolio     Portfolio
                    ----------------- -----------------  ----------------  ---------------- ----------------- ----------------
    M&E CLASS

      2.570                        -                 -                 -                 -                 -            8,263
      2.595                        -                 -                 -                 -                 -            7,231
      2.650                    2,846                 -             9,343             9,480                 -                -
      2.800                        -                 -            22,678                 -                 -                -


   PERSPECTIVE
   Standard Benefit          261,636           101,087           873,582         6,150,226         1,422,120           99,124
   Contract Enhancement
     Benefit                 202,269           185,055           480,349           446,843           568,372           37,559
                    ----------------- -----------------  ----------------  ---------------- ----------------- ----------------

      Total              $ 1,356,428         $ 407,432       $ 2,531,475       $ 7,075,708       $ 2,402,216      $ 7,121,571
                    ================= =================  ================  ================ ================= ================



                                                                                  JNL/Curian
                       JNL/Curian          JNL/Curian          JNL/Curian          Enhanced           JNL/Curian       JNL/Curian
                     Communications     Consumer Brands          Energy          S&P 500 Stock         Financial         Global
                    Sector Portfolio    Sector Portfolio    Sector Portfolio    Index Portfolio    Sector Portfolio   15 Portfolio
   M&E CLASS       ------------------- -------------------  ------------------ ------------------  ------------------ --------------

     2.570
     2.595                          -                   -                   -                  -                   -          3,321
     2.650                          -                   -                   -                  -                   -          2,903
     2.800                          -                   -                   -              1,260                   -              -
                                    -                   -                   -                  -                   -              -

  PERSPECTIVE
  Standard Benefit
  Contract Enhancem                 -                   -                   -            197,998               1,046         43,770
    Benefit
                                    -                   -                   -            164,034              12,448         67,200
                   ------------------- -------------------  ------------------ ------------------  ------------------ --------------
     Total
                                  $ -                 $ -                 $ -        $ 1,155,705            $ 24,017    $ 1,357,402
                   =================== ===================  ================== ==================  ================== ==============


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                     JNL/Curian
                   Pharmaceutical/       JNL/Curian          JNL/Curian        JNL/Curian          JNL/Curian         JNL/Curian
                     Healthcare        S&P 400 MidCap          S&P 500         Small-Cap           Small Cap          Technology
                  Sector Portfolio     Index Portfolio     Index Portfolio     Portfolio        Index Portfolio    Sector Portfolio
                  ------------------  ------------------  ------------------- --------------  ------------------- ------------------
   M&E CLASS

     1.250                      $ -           $ 202,034            $ 71,515      $ 187,635             $ 84,216                $ -
     1.400                        -             114,603             305,607        710,408              105,912                  -
     1.500                        -              13,945              14,181         22,464                2,561                  -
     1.550                        -                   -              16,288              -                    -                  -
     1.600                        -              40,197             118,220         64,834               29,263                  -
     1.645                        -              57,214              85,636          5,516               57,836                  -
     1.650                        -               7,829               7,362         93,778                8,715                  -
     1.670                        -              23,759              20,600         55,311                4,029                  -
     1.700                        -              11,015               5,105          5,000                4,075                  -
     1.750                        -             313,409             550,949        189,372              294,065                  -
     1.795                   13,137             134,663             462,980      1,180,883              180,391                  -
     1.800                        -              10,925              32,541          5,629                5,359                  -
     1.820                        -                   -             202,809              -                    -                  -
     1.850                        -               5,152              49,048         31,072               19,197                  -
     1.895                        -                   -                   -         23,320                    -                  -
     1.900                        -              31,392              79,936              -               15,862                  -
     1.920                        -              18,790              26,516        459,593               17,664                  -
     1.945                        -               5,166               5,204              -                5,192                  -
     1.950                        -                   -                   -              -                    -                  -
     1.960                        -             562,643             748,813      2,278,558              588,041                  -
     1.970                        -                  30                   -         43,978                2,882                  -
     1.995                        -                   -                   -          4,281                    -                  -
     2.000                        -                   -               2,662         18,013                4,437                  -
     2.020                        -              19,986              30,698         23,618                7,270                  -
     2.050                        -                   -               8,091         74,947                2,354                  -
     2.095                        -                 221              12,761         59,348                  223                  -
     2.100                        -                   -                   -              -                    -                  -
     2.145                        -              11,903             136,583         16,762               12,075                  -
     2.150                        -                   -              17,972         45,802                    -                  -
     2.195                        -                   -              52,918              -                    -                  -
     2.220                        -                   -                   -         10,613                    -                  -
     2.245                        -               2,058                   -          4,087                    -                  -
     2.270                        -             157,625             228,584         29,710              148,660                  -
     2.295                        -                   -                   -              -                    -                  -
     2.300                        -              55,506             183,440         16,285               47,516                  -
     2.310                        -                   -                   -              -                    -                  -
     2.320                        -                   -                   -              -                    -                  -
     2.350                        -                   -                   -         16,556                    -                  -
     2.395                        -                   -               8,781              -                    -                  -
     2.450                        -              15,977              20,777         36,525               80,423                  -
     2.470                        -                   -                   -              -                    -                  -



                     JNL/Curian         JNL/Curian         JNL/Eagle          JNL/Eagle          JNL/Janus         JNL/Janus
                    The Dow SM          The S&P(R)          Core Equity         SmallCap          Aggressive          Balanced
                   10 Portfolio       10 Portfolio        Portfolio       Equity Portfolio   Growth Portfolio      Portfolio
                -------------------  ----------------  ------------------------------------  -----------------  -----------------
   M&E CLASS

     1.250                $ 14,202          $ 17,153           $ 38,482           $ 10,364                $ -           $ 10,426
     1.400                 997,739           961,088            127,246             56,149             11,242            165,884
     1.500                  32,152            34,840             26,275                413                  -              7,051
     1.550                       -                 -                  -                  -                  -                  -
     1.600                 113,307            97,285                  -                  -             10,474             10,215
     1.645                   5,889             5,563                  -                  -                  -                  -
     1.650                  90,104            84,339              7,753                  -                  -             16,378
     1.670                  17,187             6,952             42,370             13,483                  -             42,012
     1.700                 296,983            23,822             18,067                  -                  -             16,352
     1.750                 216,350           215,411             70,180             45,463                  -            188,177
     1.795               1,351,359         1,946,788            232,792                120              8,194            256,944
     1.800                   4,162             2,503              3,438                  -                  -             27,986
     1.820                       -                 -              3,317                759                  -                  -
     1.850                  20,130            39,013             41,722              5,891                  -             11,975
     1.895                  23,579            23,630                  -                  -                  -                  -
     1.900                   4,706                 -                  -                  -                  -                  -
     1.920                 509,073           729,108             64,270                  -              2,144             28,219
     1.945                  43,437                 -                  -                  -                  -                  -
     1.950                       -                 -                  -                  -                  -                  -
     1.960               3,737,399         3,630,996             57,123            161,633             11,472            310,014
     1.970                  62,092            43,712             12,859              1,063                  -              6,262
     1.995                       -                 -                  -                  -                  -                  -
     2.000                  73,261            18,193                  -                  -                  -                  -
     2.020                  14,537            56,424                  -              9,557                  -                  -
     2.050                  85,550            60,791                  -                  -                  -              3,152
     2.095                  79,482            77,310                560                  -              2,386             18,971
     2.100                       -                 -                  -                  -                  -                  -
     2.145                   1,556             1,474             23,158             27,600                  -             56,308
     2.150                  34,251            33,967              3,408             38,454                  -                909
     2.195                  65,220               624              2,065                  -                  -              1,028
     2.220                  11,132            10,982                  -                  -                  -                  -
     2.245                       -                 -                  -                  -                  -                  -
     2.270                  69,229            67,991                  -                  -                  -              2,186
     2.295                       -                 -                  -              3,288                  -                  -
     2.300                  30,395            13,696             19,198             17,066                  -             58,443
     2.310                       -                 -                  -                  -                  -                  -
     2.320                       -                 -                  -                  -                  -                  -
     2.350                  17,605            16,554                  -                  -                  -             40,271
     2.395                       -                 -                  -                  -                  -                  -
     2.450                  88,914            11,299                  -             42,220                  -             13,426
     2.470                       -                 -                  -                  -                  -                  -

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:

                     JNL/Curian
                   Pharmaceutical/       JNL/Curian          JNL/Curian         JNL/Curian          JNL/Curian         JNL/Curian
                     Healthcare        S&P 400 MidCap          S&P 500          Small-Cap           Small Cap          Technology
                  Sector Portfolio     Index Portfolio     Index Portfolio      Portfolio        Index Portfolio    Sector Portfolio
                  ------------------  ------------------  -------------------- -------------  ------------------- ------------------
   M&E CLASS

     2.570                        -              11,511              20,747         30,389                5,746                  -
     2.595                        -              10,043              18,116              -                5,017                  -
     2.650                        -              19,370               1,930         14,751                6,205                  -
     2.800                        -              20,745              21,341          6,736               21,523                  -


  PERSPECTIVE
   Standard Benefit           1,252              85,831             564,002        412,504              927,166                  -
   Contract Enhancement
    Benefit                  20,139             116,092             238,104         38,737              150,411                  -
                  ------------------  ------------------  ------------------  -------------  ------------------- ------------------

      Total                $ 34,528         $ 2,079,634         $ 4,370,817    $ 6,217,015          $ 2,844,286                $ -
                  ==================  ==================  ==================  =============  =================== ==================


                      JNL/Curian         JNL/Curian         JNL/Eagle          JNL/Eagle          JNL/Janus          JNL/Janus
                      The Dow SM          The S&P(R)          Core Equity         SmallCap          Aggressive          Balanced
                     10 Portfolio       10 Portfolio        Portfolio       Equity Portfolio   Growth Portfolio      Portfolio
                  -------------------  ----------------  ------------------------------------  -----------------  -----------------
   M&E CLASS

     2.570                     9,947            14,943                  -                  -                  -                  -
     2.595                     8,674            13,094                  -                  -                  -                  -
     2.650                         -                 -                  -                  -                  -                  -
     2.800                         -                 -              8,114             27,265                  -             50,301


  PERSPECTIVE
   Standard Benefit          104,934           101,466          1,341,893          2,132,875          6,328,150          2,427,198
   Contract Enhancement
    Benefit                  373,505            45,153            780,732            461,968            356,313          1,226,939
                  -------------------  ----------------  -----------------  -----------------  -----------------  -----------------

      Total              $ 8,608,042       $ 8,406,164        $ 2,925,022        $ 3,055,631        $ 6,730,375        $ 4,997,027
                  ===================  ================  =================  =================  =================  =================

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                                                                                                             JNL/Mellon Capital
                     JNL/Janus          JNL/Janus        JNL/JPMorgan       JNL/Lazard        JNL/Lazard         Management
                  Capital Growth     Global Equities    International        Mid Cap          Small Cap          Bond Index
                     Portfolio          Portfolio      Value Portfolio   Value Portfolio   Value Portfolio        Portfolio
                  ----------------  ------------------ ----------------- ----------------- ----------------- --------------------
   M&E CLASS

     1.250               $ 58,631                 $ -           $ 4,109           $ 5,574           $ 5,593                  $ -
     1.400                 24,994                   -            32,959            74,094           120,034               45,367
     1.500                      -                   -                 -            33,858            37,474                7,805
     1.550                      -                   -                 -                 -                 -                    -
     1.600                      -                   -                 -            13,265                 -               54,828
     1.645                      -                   -                 -                 -                 -                    -
     1.650                      -                   -                 -            15,325                 -                    -
     1.670                      -                   -            57,609           318,994           307,437                  406
     1.700                  9,119                   -             2,170            25,764            26,970                    -
     1.750                      -                   -            65,712           104,832            43,791                4,291
     1.795                  7,900                   -            16,480           124,775           151,553               80,944
     1.800                      -                   -                 -                 -             4,159                2,568
     1.820                      -                   -                 -             9,206               765                    -
     1.850                      -                   -             1,099            29,822            12,384               34,195
     1.895                      -                   -                 -                 -                 -                    -
     1.900                  1,301                   -                 -             8,473            11,144               15,066
     1.920                      -                   -                 -           100,973           116,028               15,430
     1.945                      -                   -             6,761             1,383                 -                    -
     1.950                      -                   -                 -                 -                 -                    -
     1.960                  1,097                   -            18,238           103,390           164,994                  177
     1.970                      -                   -                 -            10,732             3,859                    -
     1.995                      -                   -                 -                 -                 -                    -
     2.000                  4,791                   -            10,198             1,490            14,461                    -
     2.020                      -                   -            17,490            37,655            10,095                    -
     2.050                  3,202                   -                 -            18,720            26,418                    -
     2.095                  7,536                   -            12,144            32,570            30,696                8,852
     2.100                      -                   -                 -                 -                 -                    -
     2.145                      -                   -                 -             2,429            18,684                    -
     2.150                      -                   -             1,750            20,617             8,891                    -
     2.195                      -                   -                 -               619               821                    -
     2.220                      -                   -                 -                 -                 -                    -
     2.245                      -                   -                 -                 -                 -                    -
     2.270                      -                   -                 -            10,892            11,089              146,332
     2.295                      -                   -                 -             6,854                 -                    -
     2.300                      -                   -            32,290            27,458            46,259               28,566
     2.310                      -                   -                 -                 -                 -                    -
     2.320                      -                   -                 -                 -                 -                    -
     2.350                      -                   -                 -                 -                 -                    -
     2.395                      -                   -                 -                 -                 -                    -
     2.450                      -                   -                 -            20,913            25,154                    -
     2.470                      -                   -                 -                 -                 -                    -



                  JNL/Mellon Capital                                                                                 JNL/PPM
                    Management        JNL/Oppenheimer    JNL/Oppenheimer        JNL/PIMCO       JNL/PPM America       America
                  International        Global Growth          Growth          Total Return          Balanced        High Yield
                 Index Portfolio         Portfolio          Portfolio        Bond Portfolio        Portfolio      Bond Portfolio
               --------------------- ------------------- -----------------  ------------------ ------------------ ----------------
   M&E CLASS

     1.250                      $ -            $ 33,630               $ -           $ 110,895           $ 30,920         $ 18,902
     1.400                    9,729             114,210            67,790             453,173            180,887          644,508
     1.500                    2,613               6,255                 -              68,746             15,039           23,503
     1.550                        -                   -                 -                   -                  -                -
     1.600                   25,107              10,491                 -               8,578                  -           12,995
     1.645                   27,846                   -                 -                   -              3,335            1,639
     1.650                    4,185               3,364                 -              52,703             21,035            6,038
     1.670                        -              69,650               385             205,674             67,782           54,591
     1.700                        -              13,567             7,975             114,011             73,690           52,615
     1.750                  215,974              67,291            66,073             122,591            105,765          217,221
     1.795                   21,862             174,721            18,793             651,354            215,816          677,768
     1.800                        -               1,649                 -              52,328             20,925           24,218
     1.820                        -              14,637            11,236             127,923             14,026          223,744
     1.850                    8,493              17,525             4,742              28,972             14,860           14,674
     1.895                        -                   -                 -                   -                  -                -
     1.900                   16,535               1,358                 -                   -              1,308                -
     1.920                   19,235              30,665             2,058             188,557             71,582          195,305
     1.945                        -                   -                 -                   -                  -          219,471
     1.950                        -                   -                 -                   -                  -                -
     1.960                   50,527              60,357            13,740             496,356            295,262          986,862
     1.970                        -                   -                 -              34,928              4,621           32,070
     1.995                        -                   -                 -                   -                  -                -
     2.000                        -                   -             7,517              55,155             31,592           26,274
     2.020                   10,551              15,616                 -              10,957             12,747            9,562
     2.050                   13,193              16,060                 -              39,877             15,851           48,715
     2.095                      231              12,083             6,817              66,926              7,862           85,373
     2.100                        -                   -                 -                   -                  -                -
     2.145                   13,257               8,345             7,092             502,560            352,779          146,609
     2.150                        -                   -                 -             116,741              7,181           48,306
     2.195                        -               1,047                 -              24,744             17,712            1,022
     2.220                        -                   -                 -                   -                  -                -
     2.245                        -                   -                 -              10,183                  -           87,322
     2.270                  162,127              33,368             2,122              20,775                  -            1,036
     2.295                        -                   -                 -                   -                  -                -
     2.300                   16,437              33,738             3,339             559,370             20,909          431,031
     2.310                        -                   -                 -                   -                  -                -
     2.320                        -                   -                 -              61,849                  -                -
     2.350                        -                   -                 -                   -                  -           39,805
     2.395                        -                   -                 -                   -              4,342                -
     2.450                    5,687              44,651            17,424             230,407             19,133        1,237,965
     2.470                        -                   -                 -               4,823                  -                -


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                                                                                                               JNL/Mellon Capital
                     JNL/Janus          JNL/Janus        JNL/JPMorgan       JNL/Lazard        JNL/Lazard         Management
                  Capital Growth     Global Equities    International        Mid Cap          Small Cap          Bond Index
                     Portfolio          Portfolio      Value Portfolio   Value Portfolio   Value Portfolio        Portfolio
                  ----------------  ------------------ ----------------- ----------------- ----------------- --------------------
   M&E CLASS

     2.570                      -                   -                 -                 -                 -                    -
     2.595                      -                   -                 -                 -                 -                    -
     2.650                      -                   -             3,392             3,325             2,890                4,867
     2.800                      -                   -             6,905            27,268            15,093                    -


  PERSPECTIVE
   Standard Benefit     5,455,121           3,864,680           218,271           295,934         1,387,210               36,896
   Contract Enhancement
    Benefit               500,425                   -           267,574           466,855           558,326               80,028
                  ----------------  ------------------ ----------------- ----------------- ----------------- --------------------

      Total           $ 6,074,117         $ 3,864,680         $ 775,151       $ 1,954,059       $ 3,162,272            $ 566,618
                  ================  ================== ================= ================= ================= ====================


                  JNL/Mellon Capital                                                                                    JNL/PPM
                      Management        JNL/Oppenheimer    JNL/Oppenheimer        JNL/PIMCO       JNL/PPM America       America
                    International        Global Growth          Growth          Total Return          Balanced        High Yield
                   Index Portfolio         Portfolio          Portfolio        Bond Portfolio        Portfolio      Bond Portfolio
                 --------------------- ------------------- -----------------  ------------------ ------------------ ----------------
  M&E CLASS

    2.570                       8,347                   -                 -                   -                  -                -
    2.595                       7,321                   -                 -                   -                  -                -
    2.650                           -                 162                 -              26,088                  -           22,320
    2.800                           -                   -               279              60,170             34,917           22,466


 PERSPECTIVE
  Standard Benefit              1,501             844,933           169,376           2,648,163          5,067,916        3,754,700
  Contract Enhancement
   Benefit                     21,748             760,036           273,708           1,718,946          1,518,862        2,181,947
                 --------------------- ------------------- -----------------  ------------------ ------------------ ----------------

     Total                  $ 662,506         $ 2,389,409         $ 680,466         $ 8,874,523        $ 8,248,656     $ 11,550,577
                 ===================== =================== =================  ================== ================== ================

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                  JNL/PPM America         JNL/PPM           JNL/Putnam         JNL/Putnam         JNL/Putnam        JNL/Putnam
                       Money           America Value          Equity         International      Midcap Growth      Value Equity
                 Market Portfolio        Portfolio          Portfolio      Equity Portfolio       Portfolio          Portfolio
                -------------------  ------------------  ----------------  ------------------  ----------------- ------------------
    M&E CLASS

      1.250                    $ -            $ 19,378           $ 4,714                 $ -            $ 9,835               $ 13
      1.400                 63,075              34,637            48,958              29,143            104,304            179,892
      1.500                  1,284               7,317                 -                 869                  -              7,233
      1.550                      -                   -                 -                   -                  -                  -
      1.600                      -              12,030                 -                   -                  -                  -
      1.645                      -                   -                 -                   -                  -                  -
      1.650                 30,546                   -                 -                   -                  -              7,802
      1.670                 56,484              29,227                 -               9,672                  -             41,507
      1.700                      -               3,542                 -                   -                  -             28,263
      1.750                 12,447              55,568            27,669               7,813            163,381             22,518
      1.795                 57,746             107,843                 -               4,002             11,206            112,759
      1.800                116,157               7,850                 -              20,134              8,070              7,861
      1.820                      -                 446                 -                   -                  -             13,261
      1.850                      -              25,592                 -               9,383              2,025             20,487
      1.895                      -                   -                 -                   -                  -                  -
      1.900                      -              22,388                 -               4,675                  -                  -
      1.920                      -              41,179            21,797                   -                  -             46,212
      1.945                      -                   -                 -                   -                  -                  -
      1.950                      -                   -                 -                   -                  -                  -
      1.960                 31,413             474,023             2,084              15,504             11,574             25,092
      1.970                      -               6,521                 -                   -              2,663              6,444
      1.995                      -                   -                 -                   -                  -                  -
      2.000                      -                   -                 -               8,855              2,574             34,580
      2.020                      -              13,999                 -                   -                  -                  -
      2.050                      -               9,248                 -              19,255                  -                  -
      2.095                  1,382              12,614            19,145               3,168                  -              6,051
      2.100                      -                   -                 -                   -                  -                  -
      2.145                      -                   -                 -               1,568              2,098                  -
      2.150                      -              26,942                 -              44,060                  -             38,518
      2.195                      -               1,035                 -                   -                  -                  -
      2.220                      -                   -                 -                   -                  -                  -
      2.245                      -                   -                 -                   -                  -                  -
      2.270                      -                   -                 -                 875                  -                  -
      2.295                      -                   -                 -                   -                  -              8,762
      2.300                 11,944              32,693                 -              20,242             10,594             34,496
      2.310                      -                   -                 -                   -                  -                  -
      2.320                      -                   -                 -                   -                  -                  -
      2.350                      -                   -                 -                   -                  -                  -
      2.395                      -                   -                 -                   -              4,318                  -
      2.450                      -                   -                 -                   -                  -                  -
      2.470                      -                   -                 -                   -                  -                  -


                   JNL/S&P             JNL/S&P                                                                  JNL/S&P Equity
                  Aggressive        Conservative       JNL/S&P Core         JNL/S&P Core       JNL/S&P Core       Aggressive
                    Growth             Growth            Index 50             Index 75          Index 100           Growth
                 Portfolio I         Portfolio I         Portfolio           Portfolio          Portfolio        Portfolio I
              -------------------  ----------------  ------------------  ------------------- ----------------- -----------------
    M&E CLASS

      1.250             $ 30,335          $ 46,434           $ 147,786                  $ -          $ 32,945          $ 71,305
      1.400              562,441         1,492,349                   -                5,664             6,945            37,306
      1.500              200,000            65,211                   -                    -                 -                 -
      1.550                    -             3,266                   -                    -                 -                 -
      1.600                5,321           155,504                   -                    -                 -                 -
      1.645                    -            24,118                   -                    -                 -                 -
      1.650                    -           166,247                   -                    -                 -                 -
      1.670              697,761           794,757                   -                4,049            59,670             5,233
      1.700               77,170           247,936                   -                    -               109           104,770
      1.750              154,110           554,635              52,347                    -            54,012                 -
      1.795              259,183           570,220               3,243               11,940            67,549                 -
      1.800                2,191           111,366                   -                    -            36,845                 -
      1.820               16,465            67,062                 433                    -            21,439                 -
      1.850              211,695            62,733                   -                    -                 -                 -
      1.895                    -                 -                   -                    -                 -                 -
      1.900                    -                 -                   -                    -                 -                 -
      1.920              219,956           227,757               8,242                    -           101,589            17,251
      1.945                1,392                 -                   -                    -                 -                 -
      1.950                    -               165                   -                    -                 -                 -
      1.960               99,937         1,194,934              10,371                    -                 -           282,675
      1.970                  778            85,898                   -                    -                 -                 -
      1.995                    -                 -                   -                    -                 -                 -
      2.000              401,116            38,784                   -                    -           104,581                 -
      2.020                  565             1,116                   -                    -                 -                 -
      2.050               13,562           106,419              11,500                    -             5,015             3,321
      2.095               38,254           306,806                   -                    -                 -                 -
      2.100                    -           104,250                   -                    -                 -                 -
      2.145               44,454           334,784                   -                    -                 -                 -
      2.150                4,569             7,314                   -                    -                 -                 -
      2.195                6,858            23,083                   -                    -             1,030             6,888
      2.220                    -             3,228                   -                    -                 -                 -
      2.245                    -           122,436                   -                    -                 -                 -
      2.270                    -            40,448              61,609                    -                 -                 -
      2.295                    -                 -                   -                    -                 -                 -
      2.300               78,375           825,733                   -                    -            13,961             1,765
      2.310               24,760            24,607                   -                    -                 -                 -
      2.320                    -                 -                   -                    -                 -                 -
      2.350                    -                 -                   -                    -                 -                 -
      2.395                    -                 -                   -                    -                 -                 -
      2.450                    -           136,383                   -                    -             2,830                 -
      2.470                4,870            81,600                   -                    -             4,861                 -



JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:



                     JNL/PPM America          JNL/PPM          JNL/Putnam         JNL/Putnam          JNL/Putnam        JNL/Putnam
                           Money           America Value         Equity         International      Midcap Growth      Value Equity
                     Market Portfolio        Portfolio         Portfolio      Equity Portfolio       Portfolio          Portfolio
                    -------------------  ------------------  -------------  ------------------  ----------------- ------------------
    M&E CLASS

      2.570                          -             123,760              -                   -                  -                  -
      2.595                          -                   -              -                   -                  -                  -
      2.650                          -              12,123              -               6,349              1,705                  -
      2.800                          -                   -              -              14,857             25,965             20,499


   PERSPECTIVE
   Standard Benefit          1,586,753              37,873      2,984,339           1,829,696            518,842          5,077,437
   Contract Enhancement
     Benefit                   397,321              15,332        277,756             338,462            475,040          1,190,654
                    -------------------  ------------------  -------------  ------------------  ----------------- ------------------

      Total                $ 2,366,552         $ 1,133,160    $ 3,386,462         $ 2,388,582        $ 1,354,194        $ 6,930,341
                    ===================  ==================  =============  ==================  ================= ==================



                         JNL/S&P             JNL/S&P                                                              JNL/S&P Equity
                       Aggressive        Conservative       JNL/S&P Core       JNL/S&P Core       JNL/S&P Core       Aggressive
                         Growth             Growth            Index 50           Index 75          Index 100           Growth
                      Portfolio I         Portfolio I         Portfolio         Portfolio          Portfolio        Portfolio I
                   -------------------  ----------------  ------------------  --------------- ----------------- -----------------
   M&E CLASS

     2.570                          -             8,662                   -                -                 -                 -
     2.595                          -                 -                   -                -                 -                 -
     2.650                    171,918            85,563                   -                -                 -                 -
     2.800                      8,447            30,920                   -                -                 -                 -


  PERSPECTIVE
  Standard Benefit          3,237,942         7,491,005              67,194           35,150             7,683         1,169,842
  Contract Enhancement
    Benefit                   950,028         3,369,270              18,358            5,370               308           319,840
                   -------------------  ----------------  ------------------  --------------- ----------------- -----------------

     Total                $ 7,524,453      $ 19,013,003           $ 381,083         $ 62,173         $ 521,372       $ 2,020,196
                   ===================  ================  ==================  =============== ================= =================

JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                                                                                                 JNL/Salomon
                                          JNL/S&P           JNL/S&P                                Brothers
                    JNL/S&P Equity       Moderate       Very Aggressive      JNL/Salomon       U.S. Government
                        Growth            Growth             Growth        Brothers Global         & Quality
                     Portfolio I        Portfolio I       Portfolio I       Bond Portfolio      Bond Portfolio
                   -----------------  ----------------  ----------------- ------------------- -------------------
   M&E CLASS

     1.250                $ 223,159         $ 260,233          $ 121,398            $ 14,696             $ 7,754
     1.400                  178,105         3,668,319            228,043             120,337             256,952
     1.500                   11,276            81,564                  -               8,477              33,852
     1.550                    3,333             2,628                  -                   -                   -
     1.600                  434,115           355,159                  -               5,113                   -
     1.645                        -            28,945                  -                   -                   -
     1.650                   12,486            29,989                  -               5,982              17,800
     1.670                  306,580           176,641              9,305              46,829                   -
     1.700                   82,854           282,010              1,600              21,558              25,076
     1.750                  156,711         1,838,420                  -              62,693              86,563
     1.795                2,725,531         1,392,771                  -             182,747             101,932
     1.800                  190,354           120,624                  -               2,415              31,796
     1.820                    5,534            14,158                  -               7,081             253,564
     1.850                        -            72,981                  -               4,925              34,198
     1.895                        -           117,799                  -                   -                   -
     1.900                        -                 -                  -                   -                   -
     1.920                1,434,411           114,317             17,263              80,253              22,669
     1.945                    3,912            27,023                  -              10,200                   -
     1.950                        -                 -                  -                   -                   -
     1.960                6,411,753         2,250,843             24,354             336,660              53,825
     1.970                        -            37,320                  -              12,533              10,109
     1.995                        -                 -                  -                   -                   -
     2.000                        -           875,845              1,750               2,669              13,237
     2.020                        -            61,751                  -                   -               1,078
     2.050                   14,831            28,021                  -               7,466               5,323
     2.095                        -           117,666              1,037              20,678              61,438
     2.100                        -                 -                  -                   -                   -
     2.145                        -           571,397                  -             127,428              74,978
     2.150                      815            16,760                  -                   -             106,614
     2.195                   55,509            44,064              6,881               1,021                   -
     2.220                        -                 -                  -                   -                   -
     2.245                        -            78,627                  -              81,033                   -
     2.270                  215,583           165,002                  -              11,548                   -
     2.295                        -                 -                  -                   -                   -
     2.300                    1,072         1,354,280             69,719              58,710             316,040
     2.310                   24,832            24,670                  -                   -                   -
     2.320                        -                 -                  -                   -                   -
     2.350                        -                 -                  -                   -                   -
     2.395                        -                 -                  -                   -                   -
     2.450                        -           106,829                  -              32,541              14,375
     2.470                        -                 -                  -                   -                   -



                     JNL/T. Rowe          JNL/T. Rowe       JNL/T. Rowe
                 Price Established      Price Mid-Cap       Price Value
                 Growth Portfolio      Growth Portfolio      Portfolio
               ----------------------  ----------------  -------------------
   M&E CLASS

     1.250                  $ 22,952         $ 241,045             $ 62,710
     1.400                   144,893           171,345              262,180
     1.500                    11,017            57,758               20,156
     1.550                     3,817                 -                8,337
     1.600                     4,989                 -               20,955
     1.645                         -             1,650                1,718
     1.650                    18,433               985               41,482
     1.670                    34,204           307,566               90,390
     1.700                    34,085            25,186              123,006
     1.750                    25,336           120,747              143,058
     1.795                   260,682           167,728              287,880
     1.800                         -                 -               34,945
     1.820                       779            11,567                5,142
     1.850                    25,556            16,244               39,258
     1.895                         -                 -                    -
     1.900                    19,098             1,705                    -
     1.920                    63,801           185,806               53,159
     1.945                     6,623                 -                1,417
     1.950                         -                 -                    -
     1.960                   206,468           278,692              252,568
     1.970                    13,035               773                2,817
     1.995                         -                 -                    -
     2.000                    14,916             6,639               34,462
     2.020                    11,460             3,379               15,166
     2.050                    18,570            20,746               69,914
     2.095                    22,948            27,356               54,460
     2.100                         -                 -                    -
     2.145                    16,574            24,981               32,655
     2.150                         -            27,704                    -
     2.195                    41,458               617               28,823
     2.220                         -                 -                    -
     2.245                         -                 -                    -
     2.270                    33,181            77,248               28,250
     2.295                         -                 -                8,772
     2.300                    48,060            40,647              102,285
     2.310                         -                 -                    -
     2.320                         -                 -                    -
     2.350                         -                 -                    -
     2.395                     8,785                 -                4,438
     2.450                    31,791            79,276               37,422
     2.470                     7,520             7,420                7,561


JNLNY SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (continued)
  The following is a summary of accumulation units outstanding as of December 31, 2003:


                                                                                                 JNL/Salomon
                                          JNL/S&P           JNL/S&P                                Brothers
                    JNL/S&P Equity       Moderate       Very Aggressive      JNL/Salomon       U.S. Government
                        Growth            Growth             Growth        Brothers Global         & Quality
                     Portfolio I        Portfolio I       Portfolio I       Bond Portfolio      Bond Portfolio
                   -----------------  ----------------  ----------------- ------------------- -------------------
   M&E CLASS

     2.570                        -                 -                  -                   -                   -
     2.595                        -                 -                  -                   -                   -
     2.650                        -           132,144              4,450                   -              12,382
     2.800                        -             8,708             34,162              17,633                   -


  PERSPECTIVE
   Standard Benefit       4,743,207         9,005,361            896,628           1,886,447           4,443,053
   Contract Enhancement
    Benefit               6,667,811         7,655,714            427,793           1,328,451           1,960,975
                   -----------------  ----------------  ----------------- ------------------- -------------------

      Total            $ 23,903,774      $ 31,118,583        $ 1,844,383         $ 4,498,124         $ 7,945,583
                   =================  ================  ================= =================== ===================



                        JNL/T. Rowe          JNL/T. Rowe        JNL/T. Rowe
                     Price Established      Price Mid-Cap       Price Value
                     Growth Portfolio      Growth Portfolio      Portfolio
                   ----------------------  ----------------  -------------------
   M&E CLASS

     2.570                        77,383            76,874                    -
     2.595                             -                 -                    -
     2.650                             -            11,120               10,098
     2.800                             -                 -               20,856


  PERSPECTIVE
   Standard Benefit            3,742,403         6,145,057            2,053,259
   Contract Enhancement
    Benefit                      967,877         1,244,761            1,721,329
                   ----------------------  ----------------  -------------------

      Total                  $ 5,938,694       $ 9,382,622          $ 5,680,928
                   ======================  ================  ===================

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2003 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                          JNL/AIM             JNL/AIM             JNL/AIM            JNL/Alger
                                         Large Cap       Premier Equity II       Small Cap             Growth
                                    Growth Portfolio (b)   Portfolio (b)     Growth Portfolio (b)    Portfolio
                                    -------------------- ------------------- ------------------  ------------------
                                    -------------------- ------------------- ------------------  ------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                              $ 10.036249          $ 9.223257        $ 10.982239         $ 15.206695
   Total Return *                              6.81%***              19.69%           3.72%***           16.18%***
   Ratio of Expenses **                           2.65%               2.45%              2.80%               2.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                $ 7.987771          $ 7.705924         $ 8.213547         $ 11.880599
   Total Return *                             -4.46%***           -0.70%***          10.27%***           -0.94%***
   Ratio of Expenses **                           1.96%               2.45%              2.30%               2.30%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                               $ 10.269081         $ 10.175932        $ 11.055922          $ 8.757375
   Total Return *                              2.69%***            1.76%***          10.56%***          -12.43%***
   Ratio of Expenses **                           1.40%              1.825%              1.40%              1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                       n/a                 n/a                n/a         $ 12.096268
   Total Return *                                   n/a                 n/a                n/a             -14.64%
   Ratio of Expenses **                             n/a                 n/a                n/a               1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                       n/a                 n/a                n/a         $ 14.170805
   Total Return *                                   n/a                 n/a                n/a              31.94%
   Ratio of Expenses **                             n/a                 n/a                n/a               1.40%
----------------------------------



                                      JNL/Alliance        JNL/Curian          JNL/Curian            JNL/Curian
                                        Capital               25            Communications        Consumer Brands
                                   Growth Portfolio (a) Portfolio (c)     Sector Portfolio (d)  Sector Portfolio (d)
                                   ------------------- -----------------  --------------------  --------------------
                                   ------------------- -----------------  --------------------  --------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 8.909601       $ 13.157632            $ 3.890754            $ 9.945277
   Total Return *                            7.73%***          1.28%***              6.81%***              1.83%***
   Ratio of Expenses **                         2.45%            2.595%                 1.65%                 1.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 7.398434       $ 10.218284                   n/a                   n/a
   Total Return *                            2.57%***         -4.73%***                   n/a                   n/a
   Ratio of Expenses **                         2.30%             2.45%                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 8.733208               n/a                   n/a                   n/a
   Total Return *                          -12.67%***               n/a                   n/a                   n/a
   Ratio of Expenses **                        1.825%               n/a                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                              $ 7.831161               n/a                   n/a                   n/a
   Total Return *                          -21.69%***               n/a                   n/a                   n/a
   Ratio of Expenses **                         1.40%               n/a                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                     n/a               n/a                   n/a                   n/a
   Total Return *                                 n/a               n/a                   n/a                   n/a
   Ratio of Expenses **                           n/a               n/a                   n/a                   n/a
----------------------------------


                                                            JNL/Curian
                                        JNL/Curian           Enhanced
                                          Energy           S&P 500 Stock
                                   Sector Portfolio (d)  Index Portfolio (c)
                                   --------------------- ------------------
                                   --------------------- ------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                              $ 13.120936         $ 7.156376
   Total Return *                              5.37%***          13.92%***
   Ratio of Expenses **                           1.65%              2.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                       n/a         $ 5.768271
   Total Return *                                   n/a           2.43%***
   Ratio of Expenses **                             n/a              2.30%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                       n/a                n/a
   Total Return *                                   n/a                n/a
   Ratio of Expenses **                             n/a                n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                       n/a                n/a
   Total Return *                                   n/a                n/a
   Ratio of Expenses **                             n/a                n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                       n/a                n/a
   Total Return *                                   n/a                n/a
   Ratio of Expenses **                             n/a                n/a
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Inception date July 22, 2002.

(d)  Inception date December 15, 2003.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                          JNL/AIM             JNL/AIM             JNL/AIM            JNL/Alger
                                         Large Cap       Premier Equity II       Small Cap             Growth
                                    Growth Portfolio (b)   Portfolio (b)     Growth Portfolio (b)    Portfolio
                                    -------------------- ------------------- ------------------  ------------------
                                    -------------------- ------------------- ------------------  ------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                              $ 10.346261          $ 9.436358        $ 11.358258         $ 17.059762
   Total Return *                              3.24%***              20.95%           2.27%***            4.55%***
   Ratio of Expenses **                           1.25%               1.40%              1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                $ 7.547329          $ 7.801655         $ 7.923624          $ 6.920658
   Total Return *                               -26.50%             -29.23%            -28.33%             -34.12%
   Ratio of Expenses **                           1.40%               1.40%              1.40%               1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                               $ 10.269081         $ 11.023744        $ 11.055922         $ 10.504819
   Total Return *                              2.69%***           10.24%***          10.56%***             -13.16%
   Ratio of Expenses **                           1.40%               1.40%              1.40%               1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                       n/a                 n/a                n/a         $ 12.096268
   Total Return *                                   n/a                 n/a                n/a             -14.64%
   Ratio of Expenses **                             n/a                 n/a                n/a               1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                       n/a                 n/a                n/a         $ 14.170805
   Total Return *                                   n/a                 n/a                n/a              31.94%
   Ratio of Expenses **                             n/a                 n/a                n/a               1.40%
----------------------------------


                                      JNL/Alliance        JNL/Curian          JNL/Curian            JNL/Curian
                                        Capital               25            Communications        Consumer Brands
                                   Growth Portfolio (a) Portfolio (c)     Sector Portfolio (d)  Sector Portfolio (d)
                                   ------------------- -----------------  --------------------  --------------------
                                   ------------------- -----------------  --------------------  --------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 9.555924       $ 13.415707            $ 3.961297           $ 10.125434
   Total Return *                            4.74%***         12.22%***              6.83%***              1.85%***
   Ratio of Expenses **                         1.25%             1.25%                 1.25%                 1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 4.485940       $ 10.150521                   n/a                   n/a
   Total Return *                             -31.99%          1.51%***                   n/a                   n/a
   Ratio of Expenses **                         1.40%             1.40%                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 6.595748               n/a                   n/a                   n/a
   Total Return *                             -15.78%               n/a                   n/a                   n/a
   Ratio of Expenses **                         1.40%               n/a                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                              $ 7.831161               n/a                   n/a                   n/a
   Total Return *                          -21.69%***               n/a                   n/a                   n/a
   Ratio of Expenses **                         1.40%               n/a                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                     n/a               n/a                   n/a                   n/a
   Total Return *                                 n/a               n/a                   n/a                   n/a
   Ratio of Expenses **                           n/a               n/a                   n/a                   n/a
----------------------------------



                                                            JNL/Curian
                                        JNL/Curian           Enhanced
                                          Energy           S&P 500 Stock
                                   Sector Portfolio (d)  Index Portfolio (c)
                                   --------------------- ------------------
                                   --------------------- ------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                              $ 13.358794         $ 7.639067
   Total Return *                              5.39%***           7.17%***
   Ratio of Expenses **                           1.25%              1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                       n/a        $ 10.640831
   Total Return *                                   n/a           6.41%***
   Ratio of Expenses **                             n/a              1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                       n/a                n/a
   Total Return *                                   n/a                n/a
   Ratio of Expenses **                             n/a                n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                       n/a                n/a
   Total Return *                                   n/a                n/a
   Ratio of Expenses **                             n/a                n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                       n/a                n/a
   Total Return *                                   n/a                n/a
   Ratio of Expenses **                             n/a                n/a
----------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Inception date July 22, 2002.

(d)  Inception date December 15, 2003.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                          JNL/AIM             JNL/AIM             JNL/AIM            JNL/Alger
                                         Large Cap       Premier Equity II       Small Cap             Growth
                                    Growth Portfolio (b)   Portfolio (b)     Growth Portfolio (b)    Portfolio
                                    -------------------- ------------------- ------------------  ------------------
                                    -------------------- ------------------- ------------------  ------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                    $ 1,356               $ 407            $ 2,531             $ 7,076
   Units Outstanding (in thousands)                 136                  45                234                 754
   Investment Income Ratio *                      0.00%               0.00%              0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                      $ 171               $ 236              $ 606             $ 4,936
   Units Outstanding (in thousands)                  23                  32                 79                 719
   Investment Income Ratio *                      0.00%               0.00%              0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                       $ 36                $ 72               $ 39             $ 8,799
   Units Outstanding (in thousands)                   3                   7                  4                 843
   Investment Income Ratio *                      0.00%               0.00%              0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                        n/a                 n/a                n/a            $ 11,755
   Units Outstanding (in thousands)                 n/a                 n/a                n/a                 972
   Investment Income Ratio *                        n/a                 n/a                n/a               0.00%

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                        n/a                 n/a                n/a             $ 8,319
   Units Outstanding (in thousands)                 n/a                 n/a                n/a                 587
   Investment Income Ratio *                        n/a                 n/a                n/a               0.00%
----------------------------------


                                       JNL/Alliance        JNL/Curian          JNL/Curian            JNL/Curian
                                         Capital               25            Communications        Consumer Brands
                                    Growth Portfolio (a) Portfolio (c)     Sector Portfolio (d)  Sector Portfolio (d)
                                    ------------------- -----------------  --------------------  --------------------
                                    ------------------- -----------------  --------------------  --------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                   $ 2,402           $ 7,122                   $ -                   $ -
   Units Outstanding (in thousands)                383               535                     -                     -
   Investment Income Ratio *                     0.00%             0.00%                 0.00%                 0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                   $ 1,294             $ 240                   n/a                   n/a
   Units Outstanding (in thousands)                265                23                   n/a                   n/a
   Investment Income Ratio *                     0.00%             0.00%                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                   $ 1,657               n/a                   n/a                   n/a
   Units Outstanding (in thousands)                236               n/a                   n/a                   n/a
   Investment Income Ratio *                     0.06%               n/a                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                     $ 870               n/a                   n/a                   n/a
   Units Outstanding (in thousands)                111               n/a                   n/a                   n/a
   Investment Income Ratio *                     0.00%               n/a                   n/a                   n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                       n/a               n/a                   n/a                   n/a
   Units Outstanding (in thousands)                n/a               n/a                   n/a                   n/a
   Investment Income Ratio *                       n/a               n/a                   n/a                   n/a
----------------------------------


                                                             JNL/Curian
                                         JNL/Curian           Enhanced
                                           Energy           S&P 500 Stock
                                    Sector Portfolio (d)  Index Portfolio (c)
                                    --------------------- ------------------
                                    --------------------- ------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                         $ -            $ 1,156
   Units Outstanding (in thousands)                    -                133
   Investment Income Ratio *                       0.00%              0.75%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                         n/a               $ 27
   Units Outstanding (in thousands)                  n/a                  4
   Investment Income Ratio *                         n/a              0.07%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                         n/a                n/a
   Units Outstanding (in thousands)                  n/a                n/a
   Investment Income Ratio *                         n/a                n/a

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                         n/a                n/a
   Units Outstanding (in thousands)                  n/a                n/a
   Investment Income Ratio *                         n/a                n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                         n/a                n/a
   Units Outstanding (in thousands)                  n/a                n/a
   Investment Income Ratio *                         n/a                n/a
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Inception date July 22, 2002.

(d)  Inception date December 15, 2003.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                               JNL/Curian
                                        JNL/Curian         JNL/Curian       Pharmaceutical/        JNL/Curian
                                        Financial            Global            Healthcare        S&P 400 MidCap
                                    Sector Portfolio (b)15 Portfolio (a)   Sector Portfolio (b) Index Portfolio (a)
                                    ------------------- -----------------  -------------------  ------------------
                                    ------------------- -----------------  -------------------  ------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 10.205726       $ 12.194412          $ 10.192820         $ 10.961560
   Total Return *                             2.06%***          1.63%***             1.93%***           19.40%***
   Ratio of Expenses **                          1.82%            2.595%                1.82%               2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                      n/a        $ 9.641049                  n/a          $ 8.431162
   Total Return *                                  n/a         -3.45%***                  n/a           -0.85%***
   Ratio of Expenses **                            n/a             2.30%                  n/a               2.30%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      n/a               n/a                  n/a                 n/a
   Total Return *                                  n/a               n/a                  n/a                 n/a
   Ratio of Expenses **                            n/a               n/a                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      n/a               n/a                  n/a                 n/a
   Total Return *                                  n/a               n/a                  n/a                 n/a
   Ratio of Expenses **                            n/a               n/a                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                      n/a               n/a                  n/a                 n/a
   Total Return *                                  n/a               n/a                  n/a                 n/a
   Ratio of Expenses **                            n/a               n/a                  n/a                 n/a
----------------------------------



                                       JNL/Curian          JNL/Curian         JNL/Curian          JNL/Curian
                                         S&P 500           Small-Cap          Small Cap           Technology
                                    Index Portfolio (a)  Portfolio (a)    Index Portfolio (a) Sector Portfolio (b)
                                    ------------------------------------- ------------------- -------------------
                                    ------------------------------------- ------------------- -------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 9.423812        $ 15.471726         $ 11.077352          $ 5.692291
   Total Return *                           13.37%***          20.85%***           23.88%***            0.75%***
   Ratio of Expenses **                         2.80%              2.80%               2.80%               1.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 7.620310        $ 10.772237          $ 7.835213                 n/a
   Total Return *                           -7.67%***          -5.51%***           -5.83%***                 n/a
   Ratio of Expenses **                         2.30%              2.45%               2.45%                 n/a

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                     n/a                n/a                 n/a                 n/a
   Total Return *                                 n/a                n/a                 n/a                 n/a
   Ratio of Expenses **                           n/a                n/a                 n/a                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                     n/a                n/a                 n/a                 n/a
   Total Return *                                 n/a                n/a                 n/a                 n/a
   Ratio of Expenses **                           n/a                n/a                 n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                     n/a                n/a                 n/a                 n/a
   Total Return *                                 n/a                n/a                 n/a                 n/a
   Ratio of Expenses **                           n/a                n/a                 n/a                 n/a
----------------------------------



                                      JNL/Curian          JNL/Curian
                                      The Dow SM           The S&P(R)
                                   10 Portfolio (a)    10 Portfolio (a)
                                   ------------------  -----------------
                                   ------------------  -----------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                           $ 13.619993        $ 11.115606
   Total Return *                           1.23%***           1.89%***
   Ratio of Expenses **                       2.595%             2.595%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                            $ 11.104801         $ 9.589985
   Total Return *                          11.50%***          -9.58%***
   Ratio of Expenses **                        2.30%              2.30%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                    n/a                n/a
   Total Return *                                n/a                n/a
   Ratio of Expenses **                          n/a                n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                    n/a                n/a
   Total Return *                                n/a                n/a
   Ratio of Expenses **                          n/a                n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                    n/a                n/a
   Total Return *                                n/a                n/a
   Ratio of Expenses **                          n/a                n/a
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date July 22, 2002.

(b)  Inception date December 15, 2003.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               JNL/Curian
                                        JNL/Curian         JNL/Curian       Pharmaceutical/        JNL/Curian
                                        Financial            Global            Healthcare        S&P 400 MidCap
                                    Sector Portfolio (b)15 Portfolio (a)   Sector Portfolio (b) Index Portfolio (a)
                                    ------------------- -----------------  -------------------  ------------------
                                    ------------------- -----------------  -------------------  ------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 10.938291       $ 12.433563          $ 10.664169         $ 11.299436
   Total Return *                             2.33%***          1.02%***             2.21%***            3.62%***
   Ratio of Expenses **                          1.25%             1.25%                1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                      n/a       $ 10.108930                  n/a         $ 10.431487
   Total Return *                                  n/a          1.09%***                  n/a            4.31%***
   Ratio of Expenses **                            n/a             1.40%                  n/a               1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      n/a               n/a                  n/a                 n/a
   Total Return *                                  n/a               n/a                  n/a                 n/a
   Ratio of Expenses **                            n/a               n/a                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      n/a               n/a                  n/a                 n/a
   Total Return *                                  n/a               n/a                  n/a                 n/a
   Ratio of Expenses **                            n/a               n/a                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                      n/a               n/a                  n/a                 n/a
   Total Return *                                  n/a               n/a                  n/a                 n/a
   Ratio of Expenses **                            n/a               n/a                  n/a                 n/a
----------------------------------


                                      JNL/Curian          JNL/Curian         JNL/Curian          JNL/Curian
                                        S&P 500           Small-Cap          Small Cap           Technology
                                   Index Portfolio (a)  Portfolio (a)    Index Portfolio (a) Sector Portfolio (b)
                                   ------------------------------------- ------------------- -------------------
                                   ------------------------------------- ------------------- -------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                            $ 9.714316        $ 15.821819         $ 11.418840          $ 5.795488
   Total Return *                           5.15%***           5.57%***            4.54%***            0.77%***
   Ratio of Expenses **                        1.25%              1.25%               1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                            $ 10.617884        $ 10.503766         $ 10.529964                 n/a
   Total Return *                           6.18%***           5.04%***            5.30%***                 n/a
   Ratio of Expenses **                        1.40%              1.40%               1.40%                 n/a

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                    n/a                n/a                 n/a                 n/a
   Total Return *                                n/a                n/a                 n/a                 n/a
   Ratio of Expenses **                          n/a                n/a                 n/a                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                    n/a                n/a                 n/a                 n/a
   Total Return *                                n/a                n/a                 n/a                 n/a
   Ratio of Expenses **                          n/a                n/a                 n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                    n/a                n/a                 n/a                 n/a
   Total Return *                                n/a                n/a                 n/a                 n/a
   Ratio of Expenses **                          n/a                n/a                 n/a                 n/a
----------------------------------



                                      JNL/Curian          JNL/Curian
                                      The Dow SM           The S&P(R)
                                   10 Portfolio (a)    10 Portfolio (a)
                                   ------------------  -----------------
                                   ------------------  -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                           $ 13.886137        $ 11.333552
   Total Return *                          14.31%***           8.58%***
   Ratio of Expenses **                        1.25%              1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                            $ 11.477618         $ 9.074024
   Total Return *                          14.78%***          -9.26%***
   Ratio of Expenses **                        1.40%              1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                    n/a                n/a
   Total Return *                                n/a                n/a
   Ratio of Expenses **                          n/a                n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                    n/a                n/a
   Total Return *                                n/a                n/a
   Ratio of Expenses **                          n/a                n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                    n/a                n/a
   Total Return *                                n/a                n/a
   Ratio of Expenses **                          n/a                n/a
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date July 22, 2002.

(b)  Inception date December 15, 2003.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               JNL/Curian
                                        JNL/Curian         JNL/Curian       Pharmaceutical/        JNL/Curian
                                        Financial            Global            Healthcare        S&P 400 MidCap
                                    Sector Portfolio (b)15 Portfolio (a)   Sector Portfolio (b) Index Portfolio (a)
                                    ------------------- -----------------  -------------------  ------------------
                                    ------------------- -----------------  -------------------  ------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                      $ 24           $ 1,357                 $ 35             $ 2,080
   Units Outstanding (in thousands)                  2               110                    3                 183
   Investment Income Ratio *                     0.00%             0.00%                0.00%               0.76%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                       n/a              $ 93                  n/a               $ 186
   Units Outstanding (in thousands)                n/a                10                  n/a                  22
   Investment Income Ratio *                       n/a             0.00%                  n/a               1.69%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                       n/a               n/a                  n/a                 n/a
   Units Outstanding (in thousands)                n/a               n/a                  n/a                 n/a
   Investment Income Ratio *                       n/a               n/a                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                       n/a               n/a                  n/a                 n/a
   Units Outstanding (in thousands)                n/a               n/a                  n/a                 n/a
   Investment Income Ratio *                       n/a               n/a                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                       n/a               n/a                  n/a                 n/a
   Units Outstanding (in thousands)                n/a               n/a                  n/a                 n/a
   Investment Income Ratio *                       n/a               n/a                  n/a                 n/a
----------------------------------


                                       JNL/Curian          JNL/Curian         JNL/Curian          JNL/Curian
                                         S&P 500           Small-Cap          Small Cap           Technology
                                    Index Portfolio (a)  Portfolio (a)    Index Portfolio (a) Sector Portfolio (b)
                                    ------------------------------------- ------------------- -------------------
                                    ------------------------------------- ------------------- -------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                  $ 4,371            $ 6,217             $ 2,844                 $ -
   Units Outstanding (in thousands)               432                397                 228                   -
   Investment Income Ratio *                    2.17%              0.00%               1.00%               0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                    $ 258              $ 270               $ 206                 n/a
   Units Outstanding (in thousands)                33                 25                  26                 n/a
   Investment Income Ratio *                    0.00%              0.00%               2.87%                 n/a

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                      n/a                n/a                 n/a                 n/a
   Units Outstanding (in thousands)               n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                      n/a                n/a                 n/a                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                      n/a                n/a                 n/a                 n/a
   Units Outstanding (in thousands)               n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                      n/a                n/a                 n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                      n/a                n/a                 n/a                 n/a
   Units Outstanding (in thousands)               n/a                n/a                 n/a                 n/a
   Investment Income Ratio *                      n/a                n/a                 n/a                 n/a
----------------------------------



                                       JNL/Curian          JNL/Curian
                                       The Dow SM           The S&P(R)
                                    10 Portfolio (a)    10 Portfolio (a)
                                    ------------------  -----------------
                                    ------------------  -----------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                  $ 8,608            $ 8,406
   Units Outstanding (in thousands)               624                749
   Investment Income Ratio *                    0.00%              0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                    $ 301              $ 235
   Units Outstanding (in thousands)                27                 25
   Investment Income Ratio *                    0.00%              0.00%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                      n/a                n/a
   Units Outstanding (in thousands)               n/a                n/a
   Investment Income Ratio *                      n/a                n/a

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                      n/a                n/a
   Units Outstanding (in thousands)               n/a                n/a
   Investment Income Ratio *                      n/a                n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                      n/a                n/a
   Units Outstanding (in thousands)               n/a                n/a
   Investment Income Ratio *                      n/a                n/a
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date July 22, 2002.

(b) Inception date December 15, 2003.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                        JNL/Eagle            JNL/Eagle            JNL/Janus         JNL/Janus
                                       Core Equity           SmallCap            Aggressive         Balanced
                                      Portfolio (b)     Equity Portfolio (c)  Growth Portfolio (a)Portfolio (d)
                                    ----------------------------------------  ------------------ ----------------
                                    ----------------------------------------  ------------------ ----------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                            $ 14.802644           $ 15.086008         $ 22.334683       $ 8.975033
   Total Return *                           11.71%***              3.11%***           34.44%***         5.16%***
   Ratio of Expenses **                         2.80%                 2.80%              2.095%            2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 12.614051           $ 11.438641         $ 17.011265       $ 8.191460
   Total Return *                           -1.78%***              3.25%***           -2.38%***         0.22%***
   Ratio of Expenses **                         2.30%                 2.30%               1.96%            2.45%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 9.243211            $ 9.682239          $ 8.035502       $ 9.648733
   Total Return *                           -7.57%***             -3.18%***          -19.64%***        -3.51%***
   Ratio of Expenses **                        1.825%                1.825%              1.825%           1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                             $ 11.674317           $ 10.509551         $ 13.174866      $ 10.097165
   Total Return *                              -1.11%               -14.44%             -22.04%         0.97%***
   Ratio of Expenses **                         1.40%                 1.40%               1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                             $ 11.805260           $ 12.283910         $ 16.898445              n/a
   Total Return *                           18.05%***             22.84%***           68.98%***              n/a
   Ratio of Expenses **                         1.40%                 1.40%               1.40%              n/a
----------------------------------



                                         JNL/Janus           JNL/Janus         JNL/JPMorgan          JNL/Lazard
                                      Capital Growth      Global Equities      International          Mid Cap
                                         Portfolio           Portfolio      Value Portfolio (g)  Value Portfolio (e)
                                    -------------------- ------------------ -------------------- -------------------
                                    -------------------- ------------------ -------------------- -------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                              $ 17.003987         $ 9.192404           $ 7.981838         $ 12.920566
   Total Return *                                32.83%             22.25%            22.37%***            5.83%***
   Ratio of Expenses **                          2.095%              1.40%                2.80%               2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                               $ 12.800844         $ 7.519648           $ 6.031073         $ 10.485075
   Total Return *                             -2.51%***            -28.13%            -1.41%***           13.24%***
   Ratio of Expenses **                          2.095%              1.40%               2.300%               2.45%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                $ 7.343670        $ 10.462604                  n/a         $ 10.521134
   Total Return *                            -26.56%***            -24.58%                  n/a            5.21%***
   Ratio of Expenses **                          1.825%              1.40%                  n/a              1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                               $ 16.122236        $ 13.871569                  n/a                 n/a
   Total Return *                               -35.64%            -19.41%                  n/a                 n/a
   Ratio of Expenses **                           1.40%              1.40%                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                               $ 25.051730        $ 17.213570                  n/a                 n/a
   Total Return *                               121.08%             62.29%                  n/a                 n/a
   Ratio of Expenses **                           1.40%              1.40%                  n/a                 n/a
----------------------------------



                                                             JNL/
                                                        Mellon Capital
                                        JNL/Lazard        Management
                                        Small Cap         Bond Index
                                    Value Portfolio (e)  Portfolio (f)
                                    ------------------- ----------------
                                    ------------------- ----------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 11.853314      $ 10.611308
   Total Return *                             7.44%***         1.13%***
   Ratio of Expenses **                          2.80%            2.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                               $ 8.930386      $ 10.618420
   Total Return *                            10.91%***         1.32%***
   Ratio of Expenses **                          2.45%            2.30%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 10.815225              n/a
   Total Return *                             8.15%***              n/a
   Ratio of Expenses **                         1.825%              n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      n/a              n/a
   Total Return *                                  n/a              n/a
   Ratio of Expenses **                            n/a              n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                      n/a              n/a
   Total Return *                                  n/a              n/a
   Ratio of Expenses **                            n/a              n/a
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations January 29, 1999.

(b)  Commencement of operations March 22, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Inception date May 1, 2000.

(e)  Inception date October 29, 2001.

(f)  Inception date July 22, 2002.

(g)  Inception date September 30, 2002.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                        JNL/Eagle            JNL/Eagle            JNL/Janus         JNL/Janus
                                       Core Equity           SmallCap            Aggressive         Balanced
                                      Portfolio (b)     Equity Portfolio (c)  Growth Portfolio (a)Portfolio (d)
                                    ----------------------------------------  ------------------ ----------------
                                    ----------------------------------------  ------------------ ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                            $ 16.574173           $ 16.891779          $ 8.387840       $ 9.500264
   Total Return *                            8.18%***              5.56%***              33.57%         3.64%***
   Ratio of Expenses **                         1.25%                 1.25%               1.40%            1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 8.134044            $ 8.759987          $ 6.279575       $ 8.760626
   Total Return *                             -21.64%               -23.84%             -30.73%           -7.87%
   Ratio of Expenses **                         1.40%                 1.40%               1.40%            1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                             $ 10.379886           $ 11.501957          $ 9.065884       $ 9.509179
   Total Return *                             -11.09%                 9.44%             -31.19%           -5.82%
   Ratio of Expenses **                         1.40%                 1.40%               1.40%            1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                             $ 11.674317           $ 10.509551         $ 13.174866      $ 10.097165
   Total Return *                              -1.11%               -14.44%             -22.04%         0.97%***
   Ratio of Expenses **                         1.40%                 1.40%               1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                             $ 11.805260           $ 12.283910         $ 16.898445              n/a
   Total Return *                           18.05%***             22.84%***           68.98%***              n/a
   Ratio of Expenses **                         1.40%                 1.40%               1.40%              n/a
----------------------------------



                                         JNL/Janus           JNL/Janus         JNL/JPMorgan          JNL/Lazard
                                      Capital Growth      Global Equities      International          Mid Cap
                                         Portfolio           Portfolio      Value Portfolio (g)  Value Portfolio (e)
                                    -------------------- ------------------ -------------------- -------------------
                                    -------------------- ------------------ -------------------- -------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                              $ 18.291089         $ 9.192404           $ 8.737517         $ 14.143691
   Total Return *                              5.75%***             22.25%            10.27%***            4.61%***
   Ratio of Expenses **                           1.25%              1.40%                1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                $ 6.637011         $ 7.519648          $ 10.140477          $ 9.197975
   Total Return *                               -30.20%            -28.13%             1.40%***             -15.28%
   Ratio of Expenses **                           1.40%              1.40%                1.40%               1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                $ 9.508060        $ 10.462604                  n/a         $ 10.856520
   Total Return *                               -41.03%            -24.58%                  n/a            8.57%***
   Ratio of Expenses **                           1.40%              1.40%                  n/a               1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                               $ 16.122236        $ 13.871569                  n/a                 n/a
   Total Return *                               -35.64%            -19.41%                  n/a                 n/a
   Ratio of Expenses **                           1.40%              1.40%                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                               $ 25.051730        $ 17.213570                  n/a                 n/a
   Total Return *                               121.08%             62.29%                  n/a                 n/a
   Ratio of Expenses **                           1.40%              1.40%                  n/a                 n/a
----------------------------------



                                                            JNL/
                                                       Mellon Capital
                                       JNL/Lazard        Management
                                       Small Cap         Bond Index
                                   Value Portfolio (e)  Portfolio (f)
                                   ------------------- ----------------
                                   ------------------- ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                            $ 12.975393      $ 10.272739
   Total Return *                            4.79%***            1.53%
   Ratio of Expenses **                         1.25%            1.40%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 8.998926      $ 10.117737
   Total Return *                             -18.37%         1.18%***
   Ratio of Expenses **                         1.40%            1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                             $ 11.024118              n/a
   Total Return *                           10.24%***              n/a
   Ratio of Expenses **                         1.40%              n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                     n/a              n/a
   Total Return *                                 n/a              n/a
   Ratio of Expenses **                           n/a              n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                     n/a              n/a
   Total Return *                                 n/a              n/a
   Ratio of Expenses **                           n/a              n/a
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations January 29, 1999.

(b)  Commencement of operations March 22, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Inception date May 1, 2000.

(e)  Inception date October 29, 2001.

(f)  Inception date July 22, 2002.

(g)  Inception date September 30, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                        JNL/Eagle            JNL/Eagle            JNL/Janus         JNL/Janus
                                       Core Equity           SmallCap            Aggressive         Balanced
                                      Portfolio (b)     Equity Portfolio (c)  Growth Portfolio (a)Portfolio (d)
                                    ----------------------------------------  ------------------ ----------------
                                    ----------------------------------------  ------------------ ----------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                  $ 2,925               $ 3,056             $ 6,730          $ 4,997
   Units Outstanding (in thousands)               273                   251                 805              516
   Investment Income Ratio *                    0.81%                 0.00%               0.00%            1.53%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                  $ 1,862               $ 1,877             $ 7,590          $ 4,043
   Units Outstanding (in thousands)               236                   220               1,216              461
   Investment Income Ratio *                    0.78%                 0.00%               0.00%            2.19%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                  $ 1,891               $ 2,760            $ 14,054          $ 3,738
   Units Outstanding (in thousands)               188                   245               1,555              392
   Investment Income Ratio *                    0.59%                 0.00%               0.05%            3.34%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                  $ 1,622               $ 1,814            $ 23,447          $ 1,309
   Units Outstanding (in thousands)               139                   173               1,780              130
   Investment Income Ratio *                    0.00%                 0.00%               0.00%            0.00%

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                    $ 850                 $ 922            $ 14,791              n/a
   Units Outstanding (in thousands)                72                    75                 875              n/a
   Investment Income Ratio *                    0.00%                 0.00%               0.00%              n/a
----------------------------------



                                         JNL/Janus           JNL/Janus         JNL/JPMorgan          JNL/Lazard
                                      Capital Growth      Global Equities      International          Mid Cap
                                         Portfolio           Portfolio      Value Portfolio (g)  Value Portfolio (e)
                                    -------------------- ------------------ -------------------- -------------------
                                    -------------------- ------------------ -------------------- -------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                    $ 6,074            $ 3,865                $ 775             $ 1,954
   Units Outstanding (in thousands)                 695                420                   69                 154
   Investment Income Ratio *                      0.00%              0.00%                4.33%               0.39%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                    $ 6,204            $ 4,437                 $ 60               $ 574
   Units Outstanding (in thousands)                 951                590                    6                  63
   Investment Income Ratio *                      0.00%              0.67%                2.80%               0.35%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                   $ 11,888            $ 8,505                  n/a               $ 152
   Units Outstanding (in thousands)               1,262                813                  n/a                  14
   Investment Income Ratio *                      0.00%              1.39%                  n/a               0.72%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                   $ 21,952           $ 14,424                  n/a                 n/a
   Units Outstanding (in thousands)               1,362              1,040                  n/a                 n/a
   Investment Income Ratio *                      0.00%              0.00%                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                   $ 16,043            $ 4,990                  n/a                 n/a
   Units Outstanding (in thousands)                 640                290                  n/a                 n/a
   Investment Income Ratio *                      0.00%              0.00%                  n/a                 n/a
----------------------------------


                                                             JNL/
                                                        Mellon Capital
                                        JNL/Lazard        Management
                                        Small Cap         Bond Index
                                    Value Portfolio (e)  Portfolio (f)
                                    ------------------- ----------------
                                    ------------------- ----------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                   $ 3,162            $ 567
   Units Outstanding (in thousands)                256               53
   Investment Income Ratio *                     0.00%            4.56%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                   $ 1,024             $ 20
   Units Outstanding (in thousands)                115                2
   Investment Income Ratio *                     0.00%            5.38%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                     $ 128              n/a
   Units Outstanding (in thousands)                 12              n/a
   Investment Income Ratio *                     0.20%              n/a

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                       n/a              n/a
   Units Outstanding (in thousands)                n/a              n/a
   Investment Income Ratio *                       n/a              n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                       n/a              n/a
   Units Outstanding (in thousands)                n/a              n/a
   Investment Income Ratio *                       n/a              n/a
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations January 29, 1999.

(b)  Commencement of operations March 22, 1999.

(c)  Commencement of operations April 22, 1999.

(d)  Inception date May 1, 2000.

(e)  Inception date October 29, 2001.

(f)  Inception date July 22, 2002.

(g)  Inception date September 30, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                    JNL/Mellon Capital
                                        Management        JNL/Oppenheimer     JNL/Oppenheimer        JNL/PIMCO
                                      International        Global Growth           Growth          Total Return
                                    Index Portfolio (d)    Portfolio (b)       Portfolio (b)     Bond Portfolio (c)
                                    -------------------  -------------------  -----------------  ------------------
                                    -------------------  -------------------  -----------------  ------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 11.274745           $ 9.414598         $ 7.690909         $ 12.497363
   Total Return *                             2.54%***            14.61%***           1.97%***           -1.89%***
   Ratio of Expenses **                         2.595%                2.65%              2.80%               2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 10.297913           $ 6.911561         $ 6.754412         $ 12.475080
   Total Return *                             2.98%***            -6.21%***          -0.08%***            2.01%***
   Ratio of Expenses **                          1.82%                2.45%              2.45%               2.45%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      n/a           $ 9.050551         $ 9.365809          $ 9.770700
   Total Return *                                  n/a            -9.49%***          -6.34%***           -2.29%***
   Ratio of Expenses **                            n/a               1.825%             1.825%              1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      n/a                  n/a                n/a                 n/a
   Total Return *                                  n/a                  n/a                n/a                 n/a
   Ratio of Expenses **                            n/a                  n/a                n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                      n/a                  n/a                n/a                 n/a
   Total Return *                                  n/a                  n/a                n/a                 n/a
   Ratio of Expenses **                            n/a                  n/a                n/a                 n/a
----------------------------------



                                     JNL/PPM America          JNL/PPM            JNL/PPM America           JNL/PPM
                                         Balanced        America High Yield            Money            America Value
                                      Portfolio (a)        Bond Portfolio        Market Portfolio       Portfolio (e)
                                   -------------------- ---------------------  ---------------------  ------------------
                                   -------------------- ---------------------  ---------------------  ------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 18.663530           $ 13.736486            $ 11.243546         $ 14.281771
   Total Return *                             8.93%***              6.88%***              -1.73%***           10.54%***
   Ratio of Expenses **                          2.80%                 2.80%                  2.45%               2.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 16.402339           $ 12.226651            $ 11.601511         $ 10.915943
   Total Return *                             0.95%***              5.15%***              -0.17%***           -0.43%***
   Ratio of Expenses **                          2.30%                 2.45%                  2.30%              1.960%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 10.126429            $ 9.880263            $ 10.041177                 n/a
   Total Return *                             1.26%***             -1.20%***               0.41%***                 n/a
   Ratio of Expenses **                         1.825%                1.825%                 1.825%                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                              $ 10.524415            $ 9.297484            $ 10.787298                 n/a
   Total Return *                                6.75%                -6.93%                  4.39%                 n/a
   Ratio of Expenses **                          1.40%                 1.40%                  1.40%                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                               $ 9.858727            $ 9.989285            $ 10.334037                 n/a
   Total Return *                            -1.41%***                -0.32%                  3.21%                 n/a
   Ratio of Expenses **                          1.40%                 1.40%                  1.40%                 n/a
----------------------------------



                                      JNL/Putnam        JNL/Putnam
                                         Equity       International
                                       Portfolio      Equity Portfolio
                                   ------------------ ---------------
                                   ------------------ ---------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                           $ 16.760848     $ 10.413214
   Total Return *                          12.56%***       14.25%***
   Ratio of Expenses **                        2.30%           2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                            $ 13.693344      $ 8.883618
   Total Return *                          -1.04%***       -1.43%***
   Ratio of Expenses **                       2.095%           1.96%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                             $ 8.109137      $ 8.778597
   Total Return *                         -18.91%***      -12.21%***
   Ratio of Expenses **                       1.825%          1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                            $ 11.218801     $ 11.226356
   Total Return *                            -18.98%         -15.18%
   Ratio of Expenses **                        1.40%           1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                            $ 13.847598     $ 13.234738
   Total Return *                             27.69%          30.37%
   Ratio of Expenses **                        1.40%           1.40%
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations January 21, 1999.

(b)  Commencement of operations May 1, 2001.

(c)  Commencement of operations October 29, 2001.

(d)  Inception date July 22, 2002.

(e)  Inception date September 30, 2002.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                    JNL/Mellon Capital
                                        Management        JNL/Oppenheimer     JNL/Oppenheimer        JNL/PIMCO
                                      International        Global Growth           Growth          Total Return
                                    Index Portfolio (d)    Portfolio (b)       Portfolio (b)     Bond Portfolio (c)
                                    -------------------  -------------------  -----------------  ------------------
                                    -------------------  -------------------  -----------------  ------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 13.958057           $ 9.787978         $ 8.108315         $ 13.680473
   Total Return *                               35.39%             7.49%***             16.14%            1.10%***
   Ratio of Expenses **                          1.40%                1.25%              1.40%               1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 10.309147           $ 7.034003         $ 6.981291         $ 10.494459
   Total Return *                             3.09%***              -23.41%            -26.33%               7.33%
   Ratio of Expenses **                          1.40%                1.40%              1.40%               1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      n/a           $ 9.184038         $ 9.476549          $ 9.777524
   Total Return *                                  n/a            -8.16%***          -5.23%***           -2.22%***
   Ratio of Expenses **                            n/a                1.40%              1.40%               1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      n/a                  n/a                n/a                 n/a
   Total Return *                                  n/a                  n/a                n/a                 n/a
   Ratio of Expenses **                            n/a                  n/a                n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                      n/a                  n/a                n/a                 n/a
   Total Return *                                  n/a                  n/a                n/a                 n/a
   Ratio of Expenses **                            n/a                  n/a                n/a                 n/a
----------------------------------



                                     JNL/PPM America          JNL/PPM            JNL/PPM America           JNL/PPM
                                         Balanced        America High Yield            Money            America Value
                                      Portfolio (a)        Bond Portfolio        Market Portfolio       Portfolio (e)
                                   -------------------- ---------------------  ---------------------  ------------------
                                   -------------------- ---------------------  ---------------------  ------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 21.336632           $ 15.703877            $ 12.471394         $ 14.557751
   Total Return *                             4.62%***              3.71%***              -0.20%***           10.75%***
   Ratio of Expenses **                          1.25%                 1.25%                  1.25%               1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 11.096203            $ 9.748270            $ 10.964243         $ 10.930421
   Total Return *                               -3.30%                 0.63%                 -0.34%            9.30%***
   Ratio of Expenses **                          1.40%                 1.40%                  1.40%               1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 11.474475            $ 9.686955            $ 11.001639                 n/a
   Total Return *                                9.03%                 4.19%                  1.99%                 n/a
   Ratio of Expenses **                          1.40%                 1.40%                  1.40%                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                              $ 10.524415            $ 9.297484            $ 10.787298                 n/a
   Total Return *                                6.75%                -6.93%                  4.39%                 n/a
   Ratio of Expenses **                          1.40%                 1.40%                  1.40%                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                               $ 9.858727            $ 9.989285            $ 10.334037                 n/a
   Total Return *                            -1.41%***                -0.32%                  3.21%                 n/a
   Ratio of Expenses **                          1.40%                 1.40%                  1.40%                 n/a
----------------------------------


                                      JNL/Putnam        JNL/Putnam
                                         Equity       International
                                       Portfolio      Equity Portfolio
                                   ------------------ ---------------
                                   ------------------ ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                           $ 18.351886     $ 11.904771
   Total Return *                           5.27%***        7.68%***
   Ratio of Expenses **                        1.25%           1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                             $ 6.208732      $ 6.910248
   Total Return *                            -25.15%         -21.69%
   Ratio of Expenses **                        1.40%           1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                             $ 8.295230      $ 8.823666
   Total Return *                            -26.06%         -21.40%
   Ratio of Expenses **                        1.40%           1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                            $ 11.218801     $ 11.226356
   Total Return *                            -18.98%         -15.18%
   Ratio of Expenses **                        1.40%           1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                            $ 13.847598     $ 13.234738
   Total Return *                             27.69%          30.37%
   Ratio of Expenses **                        1.40%           1.40%
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations January 21, 1999.

(b)  Commencement of operations May 1, 2001.

(c)  Commencement of operations October 29, 2001.

(d)  Inception date July 22, 2002.

(e)  Inception date September 30, 2002.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                    JNL/Mellon Capital
                                        Management        JNL/Oppenheimer     JNL/Oppenheimer        JNL/PIMCO
                                      International        Global Growth           Growth          Total Return
                                    Index Portfolio (d)    Portfolio (b)       Portfolio (b)     Bond Portfolio (c)
                                    -------------------  -------------------  -----------------  ------------------
                                    -------------------  -------------------  -----------------  ------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                     $ 663              $ 2,389              $ 680             $ 8,875
   Units Outstanding (in thousands)                 58                  248                 85                 747
   Investment Income Ratio *                     5.26%                0.00%              0.00%               1.69%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                       $ -                $ 925              $ 445             $ 5,768
   Units Outstanding (in thousands)                  -                  133                 64                 540
   Investment Income Ratio *                     0.00%                0.00%              0.00%               0.03%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                       n/a                $ 807              $ 441               $ 400
   Units Outstanding (in thousands)                n/a                   89                 47                  41
   Investment Income Ratio *                       n/a                0.00%              0.20%               2.44%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                       n/a                  n/a                n/a                 n/a
   Units Outstanding (in thousands)                n/a                  n/a                n/a                 n/a
   Investment Income Ratio *                       n/a                  n/a                n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                       n/a                  n/a                n/a                 n/a
   Units Outstanding (in thousands)                n/a                  n/a                n/a                 n/a
   Investment Income Ratio *                       n/a                  n/a                n/a                 n/a
----------------------------------



                                      JNL/PPM America          JNL/PPM            JNL/PPM America           JNL/PPM
                                          Balanced        America High Yield            Money            America Value
                                       Portfolio (a)        Bond Portfolio        Market Portfolio       Portfolio (e)
                                    -------------------- ---------------------  ---------------------  ------------------
                                    -------------------- ---------------------  ---------------------  ------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                    $ 8,249              $ 11,551                $ 2,367             $ 1,133
   Units Outstanding (in thousands)                 594                   900                    218                  79
   Investment Income Ratio *                      2.47%                 8.22%                  0.47%               0.65%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                    $ 5,043               $ 4,746                $ 5,567                 $ 8
   Units Outstanding (in thousands)                 466                   481                    515                   1
   Investment Income Ratio *                      2.91%                 8.93%                  1.06%               0.00%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                    $ 5,082               $ 4,339                $ 6,939                 n/a
   Units Outstanding (in thousands)                 451                   447                    642                 n/a
   Investment Income Ratio *                      3.70%                11.88%                  3.19%                 n/a

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                    $ 3,080               $ 2,179                $ 4,209                 n/a
   Units Outstanding (in thousands)                 293                   234                    390                 n/a
   Investment Income Ratio *                      0.00%                 0.00%                  0.00%                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                    $ 1,867               $ 1,832                $ 1,142                 n/a
   Units Outstanding (in thousands)                 189                   183                    111                 n/a
   Investment Income Ratio *                      0.00%                 0.00%                  0.00%                 n/a
----------------------------------


                                       JNL/Putnam        JNL/Putnam
                                          Equity       International
                                        Portfolio      Equity Portfolio
                                    ------------------ ---------------
                                    ------------------ ---------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                  $ 3,386         $ 2,389
   Units Outstanding (in thousands)               427             268
   Investment Income Ratio *                    0.32%           1.77%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                  $ 3,019         $ 1,942
   Units Outstanding (in thousands)               486             281
   Investment Income Ratio *                    0.00%           0.87%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                  $ 4,856         $ 2,724
   Units Outstanding (in thousands)               586             309
   Investment Income Ratio *                    0.00%           0.73%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                  $ 7,801         $ 2,989
   Units Outstanding (in thousands)               695             266
   Investment Income Ratio *                    0.00%           0.00%

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                  $ 5,859         $ 1,406
   Units Outstanding (in thousands)               423             106
   Investment Income Ratio *                    0.00%           0.00%
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations January 21, 1999.

(b)  Commencement of operations May 1, 2001.

(c)  Commencement of operations October 29, 2001.

(d)  Inception date July 22, 2002.

(e)  Inception date September 30, 2002.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                             JNL/S&P           JNL/S&P
                                       JNL/Putnam        JNL/Putnam        Aggressive       Conservative
                                      Midcap Growth     Value Equity         Growth            Growth
                                      Portfolio (d)       Portfolio      Portfolio I (b)   Portfolio I (b)
                                    ------------------ ----------------  ----------------  ----------------
                                    ------------------ ----------------  ----------------  ----------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 6.154228      $ 16.232717       $ 10.536610       $ 10.766868
   Total Return *                            2.52%***         7.18%***          7.96%***          7.47%***
   Ratio of Expenses **                         2.80%            2.80%             2.80%             2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 4.848841      $ 13.924386        $ 8.750197        $ 9.628911
   Total Return *                            0.16%***         7.56%***          8.67%***          6.28%***
   Ratio of Expenses **                         1.96%            2.30%             2.30%             2.30%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 8.027341       $ 9.139763        $ 9.060847        $ 9.596988
   Total Return *                          -19.73%***        -8.60%***         -9.39%***         -4.03%***
   Ratio of Expenses **                        1.825%           1.825%            1.825%            1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                             $ 10.155592      $ 10.273964       $ 10.826340       $ 10.667420
   Total Return *                            1.56%***            5.48%           -10.63%            -2.99%
   Ratio of Expenses **                         1.40%            1.40%             1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                     n/a       $ 9.740109       $ 12.113662       $ 10.996298
   Total Return *                                 n/a           -2.42%         21.14%***          9.96%***
   Ratio of Expenses **                           n/a            1.40%             1.40%             1.40%
----------------------------------



                                                                                             JNL/S&P Equity
                                      JNL/S&P Core       JNL/S&P Core       JNL/S&P Core       Aggressive
                                        Index 50           Index 75          Index 100           Growth
                                      Portfolio (f)     Portfolio (g)      Portfolio (e)    Portfolio I (a)
                                    ------------------ -----------------  ----------------- -----------------
                                    ------------------ -----------------  ----------------- -----------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 9.818384       $ 12.991655        $ 10.072370        $ 9.999892
   Total Return *                            5.32%***         24.20%***           1.00%***            26.98%
   Ratio of Expenses **                         2.27%             1.82%              2.47%             2.30%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                     n/a               n/a         $ 8.450679        $ 7.875145
   Total Return *                                 n/a               n/a          -1.18%***          5.95%***
   Ratio of Expenses **                           n/a               n/a              2.45%             2.30%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                     n/a               n/a                n/a        $ 9.559577
   Total Return *                                 n/a               n/a                n/a         -4.40%***
   Ratio of Expenses **                           n/a               n/a                n/a            1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                     n/a               n/a                n/a       $ 11.182167
   Total Return *                                 n/a               n/a                n/a           -16.38%
   Ratio of Expenses **                           n/a               n/a                n/a             1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                     n/a               n/a                n/a       $ 13.372109
   Total Return *                                 n/a               n/a                n/a         33.72%***
   Ratio of Expenses **                           n/a               n/a                n/a             1.40%
----------------------------------


                                                            JNL/S&P
                                     JNL/S&P Equity        Moderate
                                         Growth             Growth
                                     Portfolio I (a)    Portfolio I (a)
                                   -------------------- ----------------
                                   -------------------- ----------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                              $ 9.685254      $ 10.845506
   Total Return *                            26.41%***         6.85%***
   Ratio of Expenses **                          2.45%            2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                               $ 7.715736       $ 9.381822
   Total Return *                             9.08%***        -1.79%***
   Ratio of Expenses **                          2.30%            2.30%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                               $ 8.603629       $ 9.134164
   Total Return *                           -13.96%***        -8.66%***
   Ratio of Expenses **                         1.825%           1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                              $ 11.215864      $ 11.095608
   Total Return *                              -15.25%           -5.67%
   Ratio of Expenses **                          1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                              $ 13.233816      $ 11.762325
   Total Return *                            32.34%***        17.62%***
   Ratio of Expenses **                          1.40%            1.40%
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations April 20, 1999.

(b)  Commencement of operations April 22, 1999.

(c)  Commencement of operations May 10, 1999.

(d)  Inception date May 1, 2000.

(e)  Inception date July 22, 2002.

(f)  Inception date February 3, 2003.

(g)  Inception date April 15, 2003.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                             JNL/S&P           JNL/S&P
                                       JNL/Putnam        JNL/Putnam        Aggressive       Conservative
                                      Midcap Growth     Value Equity         Growth            Growth
                                      Portfolio (d)       Portfolio      Portfolio I (b)   Portfolio I (b)
                                    ------------------ ----------------  ----------------  ----------------
                                    ------------------ ----------------  ----------------  ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 6.514304      $ 18.547694       $ 11.516429       $ 11.767229
   Total Return *                            3.10%***         3.68%***          7.42%***          4.84%***
   Ratio of Expenses **                         1.25%            1.25%             1.25%             1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 5.096737       $ 7.499085        $ 7.694273        $ 9.046263
   Total Return *                             -30.30%          -20.98%           -19.39%            -9.75%
   Ratio of Expenses **                         1.40%            1.40%             1.40%             1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 7.312892       $ 9.490032        $ 9.545538       $ 10.023547
   Total Return *                             -27.99%           -7.63%           -11.83%            -6.04%
   Ratio of Expenses **                         1.40%            1.40%             1.40%             1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                             $ 10.155592      $ 10.273964       $ 10.826340       $ 10.667420
   Total Return *                            1.56%***            5.48%           -10.63%            -2.99%
   Ratio of Expenses **                         1.40%            1.40%             1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                     n/a       $ 9.740109       $ 12.113662       $ 10.996298
   Total Return *                                 n/a           -2.42%         21.14%***          9.96%***
   Ratio of Expenses **                           n/a            1.40%             1.40%             1.40%
----------------------------------



                                                                                            JNL/S&P Equity
                                     JNL/S&P Core       JNL/S&P Core       JNL/S&P Core       Aggressive
                                       Index 50           Index 75          Index 100           Growth
                                     Portfolio (f)     Portfolio (g)      Portfolio (e)    Portfolio I (a)
                                   ------------------ -----------------  ----------------- -----------------
                                   ------------------ -----------------  ----------------- -----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                           $ 10.016562       $ 13.060454        $ 10.318947       $ 10.607104
   Total Return *                           7.81%***         24.73%***           4.30%***          9.56%***
   Ratio of Expenses **                        1.25%             1.40%              1.25%             1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                    n/a               n/a        $ 10.446153        $ 7.199696
   Total Return *                                n/a               n/a           4.46%***           -24.28%
   Ratio of Expenses **                          n/a               n/a              1.40%             1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                    n/a               n/a                n/a        $ 9.508571
   Total Return *                                n/a               n/a                n/a           -14.97%
   Ratio of Expenses **                          n/a               n/a                n/a             1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                    n/a               n/a                n/a       $ 11.182167
   Total Return *                                n/a               n/a                n/a           -16.38%
   Ratio of Expenses **                          n/a               n/a                n/a             1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                    n/a               n/a                n/a       $ 13.372109
   Total Return *                                n/a               n/a                n/a         33.72%***
   Ratio of Expenses **                          n/a               n/a                n/a             1.40%
----------------------------------


                                                            JNL/S&P
                                     JNL/S&P Equity        Moderate
                                         Growth             Growth
                                     Portfolio I (a)    Portfolio I (a)
                                   -------------------- ----------------
                                   -------------------- ----------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                             $ 10.373531      $ 11.853609
   Total Return *                             7.05%***         5.00%***
   Ratio of Expenses **                          1.25%            1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                               $ 7.163703       $ 8.757295
   Total Return *                              -24.40%          -13.62%
   Ratio of Expenses **                          1.40%            1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                               $ 9.476264      $ 10.137740
   Total Return *                              -15.51%           -8.63%
   Ratio of Expenses **                          1.40%            1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                              $ 11.215864      $ 11.095608
   Total Return *                              -15.25%           -5.67%
   Ratio of Expenses **                          1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                              $ 13.233816      $ 11.762325
   Total Return *                            32.34%***        17.62%***
   Ratio of Expenses **                          1.40%            1.40%
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations April 20, 1999.

(b)  Commencement of operations April 22, 1999.

(c)  Commencement of operations May 10, 1999.

(d)  Inception date May 1, 2000.

(e)  Inception date July 22, 2002.

(f)  Inception date February 3, 2003.

(g)  Inception date April 15, 2003.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             JNL/S&P           JNL/S&P
                                       JNL/Putnam        JNL/Putnam        Aggressive       Conservative
                                      Midcap Growth     Value Equity         Growth            Growth
                                      Portfolio (d)       Portfolio      Portfolio I (b)   Portfolio I (b)
                                    ------------------ ----------------  ----------------  ----------------
                                    ------------------ ----------------  ----------------  ----------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                  $ 1,354          $ 6,930           $ 7,524          $ 19,013
   Units Outstanding (in thousands)               199              724               740             1,768
   Investment Income Ratio *                    0.00%            1.21%             1.65%             3.06%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                    $ 902          $ 5,875           $ 4,415          $ 10,062
   Units Outstanding (in thousands)               171              787               571             1,120
   Investment Income Ratio *                    0.00%            0.97%             1.22%             2.22%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                  $ 1,201          $ 9,185           $ 4,263           $ 6,405
   Units Outstanding (in thousands)               159              972               450               646
   Investment Income Ratio *                    0.00%            1.06%             3.24%             4.58%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                    $ 556          $ 7,726           $ 4,321           $ 2,772
   Units Outstanding (in thousands)                55              752               399               260
   Investment Income Ratio *                    0.00%            0.00%             0.00%             0.00%

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                      n/a          $ 5,276           $ 1,204           $ 1,233
   Units Outstanding (in thousands)               n/a              542                99               112
   Investment Income Ratio *                      n/a            0.00%             0.00%             0.00%
----------------------------------



                                                                                             JNL/S&P Equity
                                      JNL/S&P Core       JNL/S&P Core       JNL/S&P Core       Aggressive
                                        Index 50           Index 75          Index 100           Growth
                                      Portfolio (f)     Portfolio (g)      Portfolio (e)    Portfolio I (a)
                                    ------------------ -----------------  ----------------- -----------------
                                    ------------------ -----------------  ----------------- -----------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                    $ 381              $ 62              $ 521           $ 2,020
   Units Outstanding (in thousands)                36                 5                 51               213
   Investment Income Ratio *                    0.18%             0.75%              1.07%             0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                      n/a               n/a               $ 48           $ 1,280
   Units Outstanding (in thousands)               n/a               n/a                  6               174
   Investment Income Ratio *                      n/a               n/a              0.00%             0.08%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                      n/a               n/a                n/a           $ 1,235
   Units Outstanding (in thousands)               n/a               n/a                n/a               130
   Investment Income Ratio *                      n/a               n/a                n/a             2.76%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                      n/a               n/a                n/a           $ 1,394
   Units Outstanding (in thousands)               n/a               n/a                n/a               125
   Investment Income Ratio *                      n/a               n/a                n/a             0.00%

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                      n/a               n/a                n/a             $ 629
   Units Outstanding (in thousands)               n/a               n/a                n/a                47
   Investment Income Ratio *                      n/a               n/a                n/a             0.00%
----------------------------------


                                                             JNL/S&P
                                      JNL/S&P Equity        Moderate
                                          Growth             Growth
                                      Portfolio I (a)    Portfolio I (a)
                                    -------------------- ----------------
                                    -------------------- ----------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                   $ 23,904         $ 31,119
   Units Outstanding (in thousands)               2,576            2,931
   Investment Income Ratio *                      0.02%            2.35%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                    $ 5,701         $ 14,462
   Units Outstanding (in thousands)                 827            1,725
   Investment Income Ratio *                      0.12%            1.49%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                    $ 5,793         $ 11,001
   Units Outstanding (in thousands)                 630            1,129
   Investment Income Ratio *                      2.99%            4.41%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                    $ 3,927          $ 4,153
   Units Outstanding (in thousands)                 350              374
   Investment Income Ratio *                      0.00%            0.00%

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                    $ 1,466          $ 1,270
   Units Outstanding (in thousands)                 111              108
   Investment Income Ratio *                      0.00%            0.00%
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations April 20, 1999.

(b)  Commencement of operations April 22, 1999.

(c)  Commencement of operations May 10, 1999.

(d)  Inception date May 1, 2000.

(e)  Inception date July 22, 2002.

(f)  Inception date February 3, 2003.

(g)  Inception date April 15, 2003.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                JN./Salomon
                                         JNL/S&P                                 Brothers
                                     Very Aggressive       JNL/Salomon        U.S. Government
                                         Growth          Brothers Global         & Quality
                                     Portfolio I (b)    Bond Portfolio (a)    Bond Portfolio
                                    ------------------  ------------------  --------------------
                                    ------------------  ------------------  --------------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                            $ 10.162512         $ 15.657991           $ 13.678008
   Total Return *                           11.62%***            1.49%***              2.27%***
   Ratio of Expenses **                         2.80%               2.80%                 2.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 8.215024         $ 15.121315           $ 14.076853
   Total Return *                           -2.21%***            6.43%***              0.70%***
   Ratio of Expenses **                         2.30%               1.96%                 2.45%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 9.045384         $ 10.318554           $ 10.464504
   Total Return *                           -9.55%***            3.19%***              4.65%***
   Ratio of Expenses **                        1.825%              1.825%                1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                             $ 10.455100         $ 10.685887           $ 10.653265
   Total Return *                             -18.31%               5.69%                 9.86%
   Ratio of Expenses **                         1.40%               1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                             $ 12.798458         $ 10.110410            $ 9.696972
   Total Return *                           27.98%***            1.10%***                -3.86%
   Ratio of Expenses **                         1.40%               1.40%                 1.40%
----------------------------------



                                        JNL/T. Rowe           JNL/T. Rowe        JNL/T. Rowe
                                     Price Established       Price Mid-Cap       Price Value
                                    Growth Portfolio (a)    Growth Portfolio    Portfolio (c)
                                    ---------------------  -------------------  ---------------
                                    ---------------------  -------------------  ---------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                               $ 21.512152          $ 25.806374      $ 11.052515
   Total Return *                               0.17%***            12.36%***         9.05%***
   Ratio of Expenses **                            2.57%                2.65%            2.80%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                $ 17.709824          $ 19.422769       $ 8.834614
   Total Return *                               1.07%***            -5.05%***        16.14%***
   Ratio of Expenses **                            1.96%                2.45%            2.45%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                 $ 9.212695           $ 9.476180       $ 9.499841
   Total Return *                              -7.87%***            -5.24%***        -5.00%***
   Ratio of Expenses **                           1.825%               1.825%           1.825%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                $ 12.283983          $ 13.705900      $ 10.997229
   Total Return *                                 -1.71%                5.68%         9.97%***
   Ratio of Expenses **                            1.40%                1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                $ 12.498154          $ 12.969005              n/a
   Total Return *                              24.98%***               18.46%              n/a
   Ratio of Expenses **                            1.40%                1.40%              n/a
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations January 21, 1999.

(b)  Commencement of operations May 13, 1999.

(c)  Inception date May 1, 2000.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                JNL/Salomon
                                         JNL/S&P                                 Brothers
                                     Very Aggressive       JNL/Salomon        U.S. Government
                                         Growth          Brothers Global         & Quality
                                     Portfolio I (b)    Bond Portfolio (a)    Bond Portfolio
                                    ------------------  ------------------  --------------------
                                    ------------------  ------------------  --------------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                            $ 11.110472         $ 17.900578           $ 15.415351
   Total Return *                            8.25%***            2.12%***              0.93%***
   Ratio of Expenses **                         1.25%               1.25%                 1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                              $ 6.735581         $ 12.028236           $ 12.356886
   Total Return *                             -24.26%               6.87%                 9.92%
   Ratio of Expenses **                         1.40%               1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                              $ 8.893409         $ 11.254871           $ 11.241325
   Total Return *                             -14.94%               5.32%                 5.52%
   Ratio of Expenses **                         1.40%               1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                             $ 10.455100         $ 10.685887           $ 10.653265
   Total Return *                             -18.31%               5.69%                 9.86%
   Ratio of Expenses **                         1.40%               1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                             $ 12.798458         $ 10.110410            $ 9.696972
   Total Return *                           27.98%***            1.10%***                -3.86%
   Ratio of Expenses **                         1.40%               1.40%                 1.40%
----------------------------------
----------------------------------

                                       JNL/T. Rowe           JNL/T. Rowe        JNL/T. Rowe
                                    Price Established       Price Mid-Cap       Price Value
                                   Growth Portfolio (a)    Growth Portfolio    Portfolio (c)
                                   ---------------------  -------------------  ---------------
                                   ---------------------  -------------------  ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2003

    Unit Value                              $ 24.109727          $ 29.136326      $ 11.699228
   Total Return *                              6.23%***             7.39%***         7.28%***
   Ratio of Expenses **                           1.25%                1.25%            1.25%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                $ 8.220399          $ 10.248404       $ 8.961548
   Total Return *                               -24.39%              -23.01%          -17.99%
   Ratio of Expenses **                           1.40%                1.40%            1.40%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                               $ 10.872746          $ 13.312135      $ 10.927669
   Total Return *                               -11.49%               -2.87%           -0.63%
   Ratio of Expenses **                           1.40%                1.40%            1.40%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                               $ 12.283983          $ 13.705900      $ 10.997229
   Total Return *                                -1.71%                5.68%         9.97%***
   Ratio of Expenses **                           1.40%                1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                               $ 12.498154          $ 12.969005              n/a
   Total Return *                             24.98%***               18.46%              n/a
   Ratio of Expenses **                           1.40%                1.40%              n/a
----------------------------------
----------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations January 21, 1999.

(b)  Commencement of operations May 13, 1999.

(c)  Inception date May 1, 2000.

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                JNL/Salomon
                                         JNL/S&P                                 Brothers
                                     Very Aggressive       JNL/Salomon        U.S. Government
                                         Growth          Brothers Global         & Quality
                                     Portfolio I (b)    Bond Portfolio (a)    Bond Portfolio
                                    ------------------  ------------------  --------------------
                                    ------------------  ------------------  --------------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                  $ 1,844             $ 4,498               $ 7,946
   Units Outstanding (in thousands)               200                 325                   639
   Investment Income Ratio *                    0.00%               5.83%                 2.99%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                  $ 1,102             $ 2,484               $ 9,857
   Units Outstanding (in thousands)               160                 210                   804
   Investment Income Ratio *                    0.07%               6.62%                 4.67%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                  $ 1,557             $ 1,890               $ 5,401
   Units Outstanding (in thousands)               174                 171                   489
   Investment Income Ratio *                    3.37%               7.94%                 5.70%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                  $ 1,013               $ 874               $ 2,883
   Units Outstanding (in thousands)                97                  82                   271
   Investment Income Ratio *                    0.00%               0.00%                 0.00%

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                    $ 199               $ 537               $ 1,530
   Units Outstanding (in thousands)                16                  53                   158
   Investment Income Ratio *                    0.00%               0.00%                 0.00%
----------------------------------



                                        JNL/T. Rowe           JNL/T. Rowe        JNL/T. Rowe
                                     Price Established       Price Mid-Cap       Price Value
                                    Growth Portfolio (a)    Growth Portfolio    Portfolio (c)
                                    ---------------------  -------------------  ---------------
                                    ---------------------  -------------------  ---------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                     $ 5,939              $ 9,383          $ 5,681
   Units Outstanding (in thousands)                  516                  636              519
   Investment Income Ratio *                       0.03%                0.00%            0.77%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                     $ 3,753              $ 4,315          $ 2,999
   Units Outstanding (in thousands)                  468                  447              353
   Investment Income Ratio *                       0.09%                0.00%            0.01%

PERIOD ENDED DECEMBER 31, 2001

   Net Assets (in thousands)                     $ 6,297              $ 6,417          $ 3,142
   Units Outstanding (in thousands)                  590                  495              301
   Investment Income Ratio *                       0.00%                0.00%            1.25%

PERIOD ENDED DECEMBER 31, 2000

   Net Assets (in thousands)                     $ 5,732              $ 6,525            $ 395
   Units Outstanding (in thousands)                  467                  476               36
   Investment Income Ratio *                       0.00%                0.00%            0.00%

PERIOD ENDED DECEMBER 31, 1999

   Net Assets (in thousands)                     $ 3,352              $ 2,206              n/a
   Units Outstanding (in thousands)                  268                  170              n/a
   Investment Income Ratio *                       0.00%                0.00%              n/a
----------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations January 21, 1999.

(b)  Commencement of operations May 13, 1999.

(c)  Inception date May 1, 2000.


                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of JNLNY Separate Account I as of December 31, 2003, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2003 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of JNLNY Separate Account I as of December 31, 2003, and the results of its operations, changes in net assets and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.




Chicago, Illinois
March 5, 2004

                         JACKSON NATIONAL LIFE INSURANCE
                               COMPANY OF NEW YORK



                               [GRAPHIC OMITTED]














                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2003

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

------------------------------------------------------------------




Independent Auditors' Report                                                 1



Balance Sheets                                                               2



Income Statements                                                            3



Statements of Stockholder's Equity and Comprehensive Income                  4



Statements of Cash Flows                                                     5



Notes to Financial Statements                                                6

                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company of New York


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Detroit, Michigan
January 30, 2004

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)


------------------------------------------------------------------------------------------------------------------
                                                                                          DECEMBER 31,
ASSETS                                                                             2003                 2002
                                                                             ------------------   ------------------
   Investments:
     Cash and short-term investments                                            $     38,609         $     99,729
     Investments available for sale, at fair value:
        Fixed maturities (amortized cost:  2003, $1,369,729;
             2002, $1,147,923)                                                     1,457,302            1,203,892
        Equities (cost: 2003, $157; 2002, $139)                                          148                   10
     Policy loans                                                                          4                    -
                                                                             ------------------   ------------------
         Total investments                                                         1,496,063            1,303,631

   Accrued investment income                                                          19,911               16,890
   Deferred acquisition costs                                                         65,447               70,525
   Reinsurance recoverable                                                             1,051                  834
   Receivable from Parent                                                                  -                   36
   Other assets                                                                           69                  122
   Variable annuity assets                                                           261,598              133,034
                                                                             ------------------   ------------------
         Total assets                                                           $  1,844,139         $  1,525,072
                                                                             ==================   ==================


LIABILITIES AND STOCKHOLDER'S EQUITY
   LIABILITIES
     Policy reserves and liabilities
          Reserves for future policy benefits                                   $      2,495         $        851
          Deposits on investment contracts                                         1,366,809            1,177,883
          Claims payable                                                               9,841                1,368
     Securities lending payable                                                       19,915               37,872
     Deferred income taxes                                                             9,857               12,272
     General expenses payable                                                          1,110                1,977
     Income taxes payable to Parent                                                       28                1,337
     Payable to Parent                                                                   291                    -
     Other liabilities                                                                 5,038                4,515
     Variable annuity liabilities                                                    261,598              133,034
                                                                             ------------------   ------------------
         Total liabilities                                                         1,676,982            1,371,109
                                                                             ------------------   ------------------

   STOCKHOLDER'S EQUITY
     Common stock, $1,000 par value; 2,000 shares
         authorized, issued and outstanding                                            2,000                2,000
     Additional paid-in capital                                                      141,000              141,000
     Accumulated other comprehensive income                                           19,205               15,409
     Retained earnings (deficit)                                                       4,952               (4,446)
                                                                             ------------------   ------------------
         Total stockholder's equity                                                  167,157              153,963
                                                                             ------------------   ------------------
         Total liabilities and stockholder's equity                             $  1,844,139         $  1,525,072
                                                                             ==================   ==================


                       See accompanying notes to financial statements.


               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


INCOME STATEMENTS
(IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------------

                                                                             YEARS ENDED DECEMBER 31,
                                                              -------------------------------------------------------
                                                                   2003                2002               2001
                                                              ----------------    ---------------   -----------------
REVENUES
   Premiums                                                     $      130          $     148          $      142

   Net investment income                                            81,140             55,457              24,732

   Net realized gains (losses) on investments                          199            (15,161)               (779)

   Fee income:
      Mortality charges                                                165                117                  76
      Expense charges                                                  220                160                  59
      Surrender charges                                              2,113              1,034                 844
      Variable annuity fees                                          2,894              2,071               1,989
                                                              ----------------    ---------------   -----------------
    Total fee income                                                 5,392              3,382               2,968

   Other income                                                        117                106                 141
                                                              ----------------    ---------------   -----------------

      Total revenues                                                86,978             43,932              27,204
                                                              ----------------    ---------------   -----------------

BENEFITS AND EXPENSES
   Death benefits                                                        -                 75                   -
   Market value adjustment benefits                                    110                 22                  35
   Interest credited on deposit liabilities                         60,081             46,904              20,818
    Increase in reserves, net of reinsurance recoverables               55              1,201                 217
   Other policyholder benefits                                       6,250              4,691               2,738
   Commissions                                                      21,398             41,272              24,880
   General and administrative expenses                               4,147              5,092               2,971
   Taxes, licenses and fees                                          1,284              1,651                 613
   Deferral of policy acquisition costs                            (30,214)           (52,207)            (29,495)
   Amortization of acquisition costs:
     Attributable to operations                                      9,326              6,381               1,534
     Attributable to net realized gains (losses) on
     investments                                                        82             (4,170)               (148)
                                                              ----------------    ---------------   -----------------

     Total benefits and expenses                                    72,519             50,912              24,163
                                                              ----------------    ---------------   -----------------

     Pretax income (loss)                                           14,459             (6,980)              3,041

   Income tax expense (benefit)                                      5,061             (2,443)              1,065
                                                              ----------------    ---------------   -----------------

      NET INCOME (LOSS)                                         $    9,398          $  (4,537)         $    1,976
                                                              ================    ===============   =================

                       See accompanying notes to financial statements.


               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------

                                                                              YEARS ENDED DECEMBER 31,
                                                                   2003                 2002                2001
                                                              -----------------   ------------------  -------------------

COMMON  STOCK
Beginning and end of year                                       $      2,000        $       2,000       $        2,000
                                                              -----------------   ------------------  -------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                                    141,000               71,000               31,000
   Capital contributions                                                   -               70,000               40,000
                                                              -----------------   ------------------  -------------------
End of year                                                          141,000              141,000               71,000
                                                              -----------------   ------------------  -------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                     15,409                2,957                1,521
   Net unrealized investment gains, net of tax
     of $2,044 in 2003; $6,705 in 2002 and
     $773 in 2001                                                      3,796               12,452                1,436
                                                              -----------------   ------------------  -------------------
End of year                                                           19,205               15,409                2,957
                                                              -----------------   ------------------  -------------------

RETAINED EARNINGS (DEFICIT)
Beginning of year                                                     (4,446)                 91                (1,885)
   Net income (loss)                                                   9,398              (4,537)                1,976
                                                              -----------------   ------------------  -------------------
End of year                                                            4,952              (4,446)                   91
                                                              -----------------   ------------------  -------------------

TOTAL STOCKHOLDER'S EQUITY                                      $    167,157           $  153,963       $       76,048
                                                              =================   ==================  ===================


                                                                               YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                   2003                 2002                2001
                                                              -----------------   ------------------  -------------------
COMPREHENSIVE INCOME
Net income (loss)                                               $      9,398        $      (4,537)      $        1,976

Net unrealized holding gains arising during the
     period, net of tax of $1,823 in 2003;
     $5,128 in 2002 and $797 in 2001                                   3,386                9,524                1,480
Reclassification adjustment for gains (losses) included
      in net income, net of tax of $221 in 2003,
      $1,576 in 2002, and $(24) in 2001                                  410                2,928                  (44)
                                                              -----------------   ------------------  -------------------

COMPREHENSIVE INCOME                                            $     13,194        $       7,915       $        3,412
                                                              =================   ==================  ===================

                       See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS


STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------

                                                                               YEARS ENDED DECEMBER 31,
                                                                      2003                2002               2001
                                                                -------------------  ----------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
      Net income (loss)                                           $        9,398       $    (4,537)       $      1,976

      Adjustments to reconcile net income (loss) to
        net cash provided by (used in) operating activities:
             Net realized gains (losses) on investments                     (199)           15,161                 779
             Interest credited on deposit liabilities                     60,081            46,904              20,818
             Amortization of premium (discount) on investments             2,320                67                (568)
             Deferred income tax provision                                (4,459)           (5,037)              6,379
             Other charges                                                 2,471             2,868                 569
             Change in:
               Accrued investment income                                  (3,021)           (8,461)             (4,830)
               Deferred acquisition costs                                (20,807)          (49,996)            (28,109)
               Income taxes payable to Parent                             (1,309)            1,337                   -
               Claims payable                                              8,473             1,368                   -
               Other assets and liabilities, net                           1,463              (934)              2,207
                                                                -------------------  ----------------   -----------------
      NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES                 54,411            (1,260)               (779)
                                                                -------------------  ----------------   -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
      Fixed maturities and equities available for sale:
             Sales                                                        54,029            20,108               9,589
             Principal repayments, maturities, calls
               and redemptions                                            83,455            25,631              11,068
             Purchases                                                  (361,429)         (681,209)           (354,709)
      Other investing activities                                         (17,960)           28,326              (7,454)
                                                                -------------------  ----------------   -----------------
      NET CASH USED IN INVESTING ACTIVITIES                             (241,905)         (607,144)           (341,506)
                                                                -------------------  ----------------   -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
      Policyholder's account balances:
             Deposits                                                    316,359           663,807             377,132
             Withdrawals                                                 (99,335)          (49,277)            (27,764)
      Net transfers to separate accounts                                 (90,650)          (17,103)            (34,013)
      Capital contribution                                                     -            70,000              40,000
                                                               -------------------  ----------------   -----------------
      NET CASH PROVIDED BY FINANCING ACTIVITIES                          126,374           667,427             355,355
                                                               -------------------  ----------------   -----------------
      NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
       INVESTMENTS                                                       (61,120)           59,023              13,070

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                        99,729            40,706              27,636
                                                                -------------------  ----------------   -----------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                      $       38,609       $    99,729        $     40,706
                                                                ===================  ================   =================


                       See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company ("JNL" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL/NY is licensed to sell group and individual annuity products, including immediate and deferred fixed annuities, guaranteed investment contracts, variable annuities, and individual life insurance products in the states of New York, Delaware and Michigan.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income (loss).

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assumptions as to future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns and 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains and losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of fixed maturities is reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities are carried at fair value. The cost basis of equities is reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $58.0 million and $32.1 million at December 31, 2003 and 2002, respectively, to reflect this change.

     During 2002, poor equity market performance lowered future expected profits on the variable annuity line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities became impaired. During 2002, the asset was reduced through increased amortization of approximately $1.0 million to reflect the impairment. No such deferred acquisition cost asset reductions were required in 2003. However, further impairments or accelerated amortization of this deferred acquisition cost asset may result if future equity market returns are below assumed levels.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with Jackson National Life Insurance Company and Brooke Life. The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     EMBEDDED DERIVATIVE
     The Company offers a guaranteed minimum income benefit on certain of its variable annuity products. Beginning in 2003, the liability is ceded to an unaffiliated company. The structure of the reinsurance agreement creates an embedded derivative, as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $127 thousand in 2003 is included in increase in reserves, net of reinsurance recoverables. The fair value of the embedded derivative of $127 thousand at December 31, 2003 is included in reserves for future policy benefits.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 30% to 135% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 7.4%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the reserve is the policyholder's account value.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts, which aggregated $261.6 million and $133.0 million at December 31, 2003 and 2002, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income in the income statement.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs. Non-acquisition expenses are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

 3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required for fair value information about financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, cannot be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     EQUITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $1,312.9 million and $1,276.6 million, respectively, at December 31, 2003 and $1,134.1 million and $1,105.8 million, respectively, at December 31, 2002.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on surrender value. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed interest rates. The fair value approximated $243.6 million and $121.5 million at December 31, 2003 and 2002, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2003, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2003, the carrying value of investments rated by the Company's investment advisor totaled $21.9 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

                  INVESTMENT RATING                      PERCENT OF TOTAL
                  -----------------                  -------------------------
                  AAA                                          5.1%
                  AA                                           4.0
                  A                                           27.4
                  BBB                                         57.1
                                                     -------------------------
                      Investment grade                        93.6
                                                     -------------------------
                  BB                                           5.2
                  B and below                                  1.2
                                                     -------------------------
                         Below investment grade                6.4
                                                     -------------------------
                      Total fixed maturities                 100.0%
                                                     -------------------------

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $3.0 million and $3.2 million, respectively, at December 31, 2003. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2003 were $3.0 million and $3.2 million respectively.

     The amortized cost, gross unrealized gains and losses and fair value of fixed maturities are as follows (in thousands):

                                                                     GROSS             GROSS
                                                AMORTIZED         UNREALIZED         UNREALIZED           FAIR
        DECEMBER 31, 2003                         COST               GAINS             LOSSES             VALUE
        --------------------------------    ------------------ ------------------ ----------------- ------------------
           U.S. Treasury securities             $        514         $       21        $        -        $       535
           Public utilities                          133,295             10,917               119            144,093
           Corporate securities                    1,031,522             74,993             1,608          1,104,907
           Mortgage-backed securities                204,398              4,437             1,068            207,767
                                            ------------------ ------------------ ----------------- ------------------
               Total                            $  1,369,729         $   90,368        $    2,795        $ 1,457,302
                                            ================== ================== ================= ==================

                                                                     GROSS             GROSS
                                               AMORTIZED          UNREALIZED         UNREALIZED           FAIR
        DECEMBER 31, 2002                         COST               GAINS             LOSSES             VALUE
        --------------------------------   ------------------- ------------------ ----------------- ------------------
           U.S. Treasury securities             $        515         $       33        $        -        $       548
           Public utilities                           79,776              4,969             3,128             81,617
           Corporate securities                      887,746             57,151             6,770            938,127
           Mortgage-backed securities                179,886              4,409               695            183,600
                                           ------------------- ------------------ ----------------- ------------------
               Total                            $  1,147,923         $   66,562        $   10,593        $ 1,203,892
                                           =================== ================== ================= ==================

     At December 31, 2003 and 2002, available for sale securities without a readily ascertainable market value having an amortized cost of $157.4 million and $94.2 million, respectively, had an estimated fair value of $161.6 million and $96.4 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2003,
     by  contractual  maturity,   are  shown  below  (in  thousands).   Expected
     maturities may differ from  contractual  maturities where securities can be called or prepaid with or without early redemption penalties.

                                                                  AMORTIZED
                                                                     COST             FAIR VALUE
                                                              ------------------- -------------------
     Due in 1 year or less                                          $    21,614         $    22,208
     Due after 1 year through 5 years                                   308,427             330,991
     Due after 5 years through 10 years                                 781,451             841,378
     Due after 10 years through 20 years                                 48,709              49,489
     Due after 20 years                                                   5,130               5,469
     Mortgage-backed securities                                         204,398             207,767
                                                              ------------------- -------------------
        Total                                                       $ 1,369,729         $ 1,457,302
                                                              =================== ===================

     Fixed maturities with a carrying value of $535 thousand and $548 thousand were on deposit with the State of New York at December 31, 2003 and 2002, respectively, as required by state insurance law.

     As of December 31, 2003, the fair value and the amount of gross unrealized losses in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):

                                        LESS THAN 12 MONTHS           12 MONTHS OR LONGER                 TOTAL
                                   -----------------------------------------------------------------------------------------
                                   -----------------------------------------------------------------------------------------
                                       GROSS                          GROSS                       GROSS
                                     UNREALIZED                    UNREALIZED                  UNREALIZED
                                       LOSSES       FAIR VALUE       LOSSES      FAIR VALUE      LOSSES       FAIR VALUE
                                   -------------- --------------- ------------- -------------- ------------- ---------------
     Public utilities                $       11     $     4,913     $     108     $     910      $    119      $    5,823
     Corporate securities                 1,583          75,923            25         1,970         1,608          77,893
     Mortgage-backed securities           1,005          36,812            63         3,993         1,068          40,805
                                   -------------- --------------- ------------- -------------- ------------- ---------------
       Subtotal - fixed maturities        2,599         117,648           196         6,873         2,795         124,521
     Equities                                10             148             -             -            10             148
                                   -------------- --------------- ------------- -------------- ------------- ---------------
     Total temporarily impaired
          securities                 $    2,609     $   117,796     $     196     $   6,873      $  2,805      $  124,669
                                   ============== =============== ============= ============== ============= ===============

     To the extent unrealized losses are not due to changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized position, reasons for the decline in value and expectations for the amount and timing of a recovery in value.

     Assessments include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value for, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing abilities.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2003, 59.6% were investment grade, 5.6% were below investment grade and 34.8% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 46.0% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2003, the industries representing the larger unrealized losses included insurance (12.0% of fixed maturities gross unrealized losses) and food (6.7%). Other debt securities in an unrealized loss position are primarily asset-backed securities, including collateralized debt obligations. As of December 31, 2003 asset-backed other debt securities represented 32.1% of fixed maturities gross unrealized losses, including 0.2% related to collateralized debt obligations. The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2003.

     The amount of gross unrealized losses for fixed maturities in an unrealized loss position by maturity date of the fixed maturities as of December 31, 2003 are as follows (in thousands):

          Less than one year                       $            -
          One to five years                                   197
          Five to ten years                                   967
          More than ten years                                 563
          Mortgage-backed securities                        1,068
                                                   --------------
          Total gross unrealized losses            $        2,795
                                                   ==============

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2003 and 2002, the estimated fair value of loaned securities was $19.5 million and $36.8 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $19.9 million and $37.9 million at December 31, 2003 and 2002, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2003, 2002 and 2001 is related to earnings on short-term investments, fixed maturity securities and equities. Investment expenses totaled $562 thousand, $323 thousand and $131 thousand in 2003, 2002 and 2001, respectively.

     Net realized investment gains (losses) on investments are as follows (in thousands):

                                           YEARS ENDED DECEMBER 31,
                                    2003             2002            2001
                                 ------------    -------------    ------------
     Sales of fixed maturities:
         Gross gains               $  4,032        $     296       $    424
         Gross losses                (3,638)          (3,090)          (703)
     Impairment losses                 (195)         (12,367)          (500)
                                 ------------    -------------    ------------
     Total                         $    199        $ (15,161)      $   (779)
                                 ============    =============    ============

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the income statement.

     Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming, or potential problem securities, are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; and an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its credit worthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the current and short term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions, such as increasing interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery, are usually determined to be temporary.

     The risks inherent in reviewing the impairment of any investment include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or the Company may later decide to sell the security as a result of changed circumstances.

     To the extent factors contributing to the impairment losses recognized in 2003, 2002 and 2001 affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of Emerging Issues Task Force Issue No. 99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets," when evaluating whether impairments on its structured securities, including asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received from a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the statement of operations in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

6.   REINSURANCE

     The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $200 thousand. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows (in thousands):

                                      YEARS ENDED DECEMBER 31,
                                2003            2002             2001
                            -------------    ------------     ------------
     Direct premiums          $      588       $     553        $     558
     Ceded premiums                  458             405              416
                            -------------    ------------     ------------
          Net premiums        $      130       $     148        $     142
                            =============    ============     ============

     Components of the reinsurance recoverable asset are as follows (in thousands):

                                    DECEMBER 31,
                                2003            2002
                            -------------    ------------
     Ceded reserves           $    1,041       $     825
     Ceded - other                    10
                                                       9
                            -------------    ------------
            Total             $    1,051       $     834
                            =============    ============

7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                       YEARS ENDED DECEMBER 31,
                                                                 2003            2002             2001
                                                             -------------    ------------     ------------
     Current tax expense (benefit)                            $   9,520         $   2,594        $ (5,314)

     Deferred tax expense (benefit)                              (4,459)                            6,379
                                                                                   (5,037)
                                                             -------------    ------------     ------------

     Provision for income taxes                               $   5,061         $  (2,443)       $  1,065
                                                             =============    ============     ============

     The provisions for 2003, 2002 and 2001 differ from the amounts determined by multiplying pretax income (loss) by the statutory federal income tax rate of 35% by the effect of rounding.

     Federal income taxes of $10.8 million, $650 thousand and $(5.3) million were paid to (recovered from) JNL in 2003, 2002 and 2001, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                                           DECEMBER 31,
                                                                                    2003                  2002
                                                                             -------------------    ------------------
         GROSS DEFERRED TAX ASSET
         Policy reserves and other insurance items                             $        33,542         $      22,133
         Difference between financial reporting and tax basis of
          investments                                                                    4,511                 4,410
         Other, net                                                                        154                   485
                                                                             -------------------    ------------------
         Total gross deferred tax asset                                                 38,207                27,028
                                                                             -------------------    ------------------

         GROSS DEFERRED TAX LIABILITY
         Deferred acquisition costs                                                    (17,417)              (19,741)
         Net unrealized gains on available for sale securities                         (30,647)              (19,544)
         Other, net                                                                          -                   (15)
                                                                             -------------------    ------------------
         Total gross deferred tax liability                                            (48,064)              (39,300)
                                                                             -------------------    ------------------

         NET DEFERRED TAX LIABILITY                                            $        (9,857)        $     (12,272)
                                                                             ===================    ==================


     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2003, the Company had a federal tax capital loss carryforward of approximately $8.9 million, which will expire in 2007 and 2008.

8.   CONTINGENCIES

     The Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 2003, 2002 or 2001. The Company received capital contributions of $70.0 million and $40.0 million in 2002 and 2001, respectively.

     Statutory capital and surplus of the Company was $109.9 million and $96.0 million at December 31, 2003 and 2002, respectively. Statutory net income
     (loss) of the Company was $14.4 million, $(18.2) million, and $(13.6) million in 2003, 2002 and 2001, respectively.

     For life insurance companies, regulatory risk-based capital rules require a specified level of capital depending on the types and quality of investments held, the types of business written and the types of liabilities maintained. Depending on the ratio of an insurer's adjusted surplus to its risk-based capital, the insurer could be subject to various regulatory actions ranging from increased scrutiny to conservatorship. JNL/NY has risk-based capital ratios for 2003 and 2002 that are significantly above the regulatory action levels.

     Effective December 31, 2002, the Insurance Department of the State of New York adopted accounting guidance permitting the reporting of certain deferred tax assets. The implementation of the revised guidance on December 31, 2002 resulted in an increase to statutory capital and surplus of $2.5 million.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $21 thousand, $21 thousand, and $102 thousand in 2003, 2002 and 2001, respectively. During 2001, the Company terminated its operating lease agreement and entered into a new lease agreement with the same landlord for less office space. The future lease obligations at December 31, 2003 relating to this lease are immaterial.

11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $474 thousand, $318 thousand and $129 thousand to PPM for investment advisory services during 2003, 2002 and 2001, respectively.

     The Company has an administrative services agreement with its parent, JNL, under which JNL provides certain administrative services. Administrative fees were $2.8 million, $3.5 million, and $1.1 million in 2003, 2002 and 2001, respectively.

12.  BENEFIT PLANS

     The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its parent, JNL. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $93 thousand, $62 thousand and $44 thousand in 2003, 2002 and 2001, respectively.

     The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its parent, JNL. At December 31, 2003 and 2002, JNL's liability for this plan related to the Company's employees totaled $429 thousand and $229 thousand, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company had no expense related to this plan in 2003, 2002 or 2001.

     The Company sponsors a non-qualified voluntary deferred compensation plan for certain agents. The plan assets and liabilities are held by the Company's parent, JNL, pursuant to the administrative services agreement. At December 31, 2003 and 2002, JNL's liability for this plan related to the Company's agents totaled $598 thousand and $477 thousand, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to this plan totaled $5 thousand, $44 thousand, and $31 thousand in 2003, 2002 and 2001, respectively.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)   Financial Statements:

         (1) Financial statements and schedules included in Part A:

              Condensed Financial Information

         (2)Financial statements and schedules included in Part B:

            JNLNY Separate Account I

                Report of Independent Accountants at December 31, 2003 Statement of Assets and Liabilities at December 31, 2003 Statement of Operations at December 31, 2003
                Statements of Changes in Net Assets for the period at
                   December 31, 2003
                Notes  to Financial Statements

            Jackson  National  Life  Insurance  Company of New York

                Report of Independent Accountants at December 31, 2003
                Balance Sheet for the years ended December 31, 2003 and 2001 Income Statement for the years ended December 31, 2003, 2002 and 2001
                Statement of Stockholder's Equity and Comprehensive Income for
                   the years ended December 31, 2003, 2002 and 2001
                Statement of Cash Flows for the years ended December 31, 2003,
                   2002 and 2001
                Notes to Financial Statements

Item 24.(b)  Exhibits

Exhibit
No.               Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997.

2.   Not Applicable

3. General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997.

4.a. Form of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed via EDGAR on January 14, 1999.

4.b. Form  of the  Perspective  Fixed  and  Variable  Annuity  Contract  (Unisex
     Tables), incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed via EDGAR on January 14, 1999.

4.c. Form of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed via EDGAR on October 10, 2001.

4.d. Form of Spousal Continuation Endorsement, incorporated by reference to Registrant's Post- Effective Amendment No. 8 filed via EDGAR on October 10, 2001.

4.e. Form of Preselected Death Benefit Option Endorsement, incorporated by reference to Registrant's Post- Effective Amendment No. 9 filed via EDGAR on April 30, 2002.

5.   Form  of  the   Perspective   Fixed  and  Variable   Annuity   Application,
     incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed via EDGAR on February 13, 1998.

5.a. Form  of  the   Perspective   Fixed  and  Variable   Annuity   Application,
     incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed via EDGAR on October 10, 2001.

6.a. Declaration  and  Charter  of  Depositor,   incorporated  by  reference  to
     Registrant's Registration Statement filed via EDGAR on October 3, 1997.

b. Bylaws of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on October 3, 1997.

7.   Not Applicable

8.   Not Applicable

9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent  Accountants  (KPMG), attached hereto.

11.  Not Applicable

12.  Not Applicable

13.  Schedule  of  Computation  of  Performance  Information,   incorporated  by
     reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement via EDGAR on July 9, 1999.

14.  Not Applicable


Item 25.  Directors and Officers of the Depositor


         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Donald B. Henderson, Jr.           Director
         4A Rivermere Apartments
         Bronxville, NY  10708

         Henry J. Jacoby                    Director
         305 Riverside Drive
         New York, NY  10025

         David L. Porteous                  Director
         20434 Crestview Drive
         Reed City, MI  49777

         Donald T. DeCarlo                  Director
         200 Manor Road
         Douglaston, New York 11363

         Herbert G. May III                 Chief Administrative Officer &
         275 Grove St Building 2            Director
         4th floor
         Auburndale, MA 02466

         Richard D. Ash                     Vice President -
         1 Corporate Way                    Actuary & Appointed Actuary
         Lansing, MI 48951

         John B. Banez                      Vice President -
         1 Corporate Way                    Systems and Programming
         Lansing, MI 48951

         James Binder                       Vice President -
         1 Corporate Way                    Finance and Corporate Strategy
         Lansing, MI 48951

         John H. Brown                      Vice President - Government
         1 Corporate Way                    Relations
         Lansing, MI 48951

         Joseph Mark Clark                  Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, MI 48951

         Marianne Clone                     Vice President - Administration
         1 Corporate Way
         Lansing, MI 48951

         James B. Croom                     Vice President &
         1 Corporate Way                    Deputy General Counsel
         Lansing, MI 48951

         Gerald W. Decius                   Vice President -
         1 Corporate Way                    Systems Application Coordinator
         Lansing, MI 48951

         Lisa C. Drake                      Senior Vice President & Chief
         1 Corporate Way                    Actuary
         Lansing, MI 48951

         Robert A. Fritts                   Senior Vice President &
         1 Corporate Way                    Controller - Financial
         Lansing, MI 48951                  Operations

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         James Golembiewski                 Vice President, Senior Counsel
         1 Corporate Way                    & Assistant Secretary
         Lansing, MI 48951

         Lou E. Hensley                     Vice President - Corporate
         1 Corporate Way                    Development
         Lansing, MI 48951

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Treasurer & Chairman of the Board

         Stephen A. Hrapkiewicz, Jr.        Senior Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI 48951

         Clifford J. Jack                   Executive Vice President &
         8055 E. Tufts Avenue               Chief Distribution Officer
         Suite 1000
         Denver, CO 80237

         Cheryl L. Johns                    Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Clark P. Manning                   President, Chief Executive Officer
         1 Corporate Way                    & Director
         Lansing, MI 48951

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    General Counsel &
         Lansing, MI 48951                  Secretary

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         P. Chad Myers                      Senior Vice President - Asset/
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         J. George Napoles                  Executive Vice President &
         1 Corporate Way                    Chief Information Officer
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Fund
         225 W. Wacker Drive                Accounting and Administration
         Suite 1200
         Chicago, IL 60606

         Russell E. Peck                    Vice President - Financial
         1 Corporate Way                    Operations
         Lansing, MI 48951

         Bradley J. Powell                  Vice President - Institutional
         210 Interstate North Parkway       Marketing Group
         Suite 401
         Atlanta, GA 30339-2120

         Laura L. Prieskorn                 Vice President - Model Office
         1 Corporate Way
         Lansing, MI 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         James R. Sopha                     Executive Vice President -
         1 Corporate Way                    Corporate Development
         Lansing, MI 48951

         Robert M. Tucker, Jr.              Vice President - Regional
         1 Corporate Way                    Information Technology
         Lansing, MI 48951

         Michael A. Wells                   Chief Operating Officer
         401 Wilshire Boulevard             & Director
         Suite 1200
         Santa Monica, CA 90401

         Karen S. Weidman                   Vice President - Administration -
         8055 E. Tufts Avenue               Denver Service Center
         Suite 1000
         Denver, CO 80237

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.



                                                                   Control/                     Principal
Company                      State of Organization                 Ownership                    Business

Alaiedon, LLC                   Michigan                     100% Hermitage Management
                                                                             LLC

Alcona Funding LLC              Delaware                     100% Jackson National Life   Investment Related Company
                                                               Insurance Company

Berrien Funding LLC             Delaware                     100% Jackson National Life   Investment Related Company
                                                               Insurance Company

Brooke Finance Corporation      Delaware                     100% Brooke Holdings, Inc.   Finance Company

Brooke Holdings, Inc.           Delaware                     100% Brooke Holdings (UK)    Holding Company Activities
                                                                         Limited

Brooke Holdings (UK) Limited    United Kingdom               100% Holborn Delaware        Holding Company Activities
                                                                     Corporation

Brooke Investment, Inc.         Delaware                     100% Brooke Holdings, Inc.   Investment Related Company

Brooke Life Insurance Company   Michigan                     100% Brooke Holdings, Inc.   Life Insurance

Brooke (Jersey) Limited         United Kingdom               100% Prudential One Limited  Holding Company Activities

Calhoun Funding LLC             Delaware                     100% Jackson National Life   Investment Related Company
                                                               Insurance Company

Crescent Telephone              Delaware                     100% Jackson National Life   Telecommunications
                                                               Insurance Company

Curian Capital, LLC             Michigan                     100% Jackson National Life   Registered Investment
                                                             Insurance Company            Advisor

GCI Holding Corporation         Delaware                     70% Jackson National Life    Holding Company Activities
                                                               Insurance Company

Gloucester Holdings             Delaware                     100% Jackson National Life   Adhesives
                                                               Insurance Company

GS28 Limited                    United Kingdom               100% Brooke Holdings (UK)    Holding Company Activities
                                                                         Limited

Hermitage Management, LLC       Michigan                     100% Jackson National Life   Advertising Agency
                                                               Company Insurance

Holborn Delaware Corporation    Delaware                     80% Prudential One           Holding Company Activities
                                                             Limited, 10% Prudential
                                                                Two Limited, 10%
                                                             Prudential Three Limited

Holliston Mills                 Delaware                     70% Jackson National Life    Textile Mfg.
                                                               Insurance Company

Industrial Coatings Group       Delaware                     70% Jackson National Life    Textile Mfg.
                                                               Insurance Company

IFC Holdings, Inc.              Delaware                     100% National Planning       Broker/Dealer
                                                                   Holdings Inc.

Investment Centers of America   Delaware                     100% IFC Holdings, Inc.      Broker/Dealer

Jackson Federal Bank            USA                          100% JNL Thrift Holdings,    Savings & Loan
                                                                            Inc.

JNL Investors Series Trust      Massachusetts                100% Jackson National Life   Investment Company
                                                               Insurance Company

Jackson National Asset          Michigan                     100% Jackson National Life   Investment Adviser and
Management, LLC                                              Insurance Company            Transfer Agent

Jackson National Life           Bermuda                      100% Jackson National Life   Life Insurance
(Bermuda) Ltd.                                               Insurance Company

Jackson National Life           Delaware                     100% Jackson National Life   Advertising/ Marketing
Distributors, Inc.                                           Insurance Company            Corporation and
                                                                                          Broker/Dealer

Jackson National Life           New York                     100% Jackson National Life   Life Insurance
Insurance Company of New York                                Insurance Company

JNLI LLC                        Delaware                     100% Jackson National Life   Tuscany Notes
                                                               Insurance Company

JNL Securities, LLC             Michigan                     100% Curian Capital, LLC     Broker/Dealer and
                                                                                          Insurance Agency

JNL Series Trust                Massachusetts                Common Law Trust with        Investment Company
                                                             contractual association
                                                             with Jackson National Life
                                                             Insurance Company of New
                                                                            York

JNL Variable Fund LLC           Delaware                     100% Jackson National        Investment Company
                                                             Separate Account - I

JNL Variable Fund III LLC       Delaware                     100% Jackson National        Investment Company
                                                             Separate Account III

JNL Variable Fund IV LLC        Delaware                     100% Jackson National        Investment Company
                                                             Separate Account IV

JNL Variable Fund V LLC         Delaware                     100% Jackson National        Investment Company
                                                              Separate Account V

JNLNY Variable Fund I LLC       Delaware                     100% JNLNY Separate          Investment Company
                                                                       Account I

JNLNY Variable Fund II LLC      Delaware                     100% JNLNY Separate          Investment Company
                                                                      Account II

LePages Management Co., LLC     Delaware                     50% Jackson National Life    Adhesives
                                                               Insurance Company

National Planning Corporation   Delaware                     100% National Planning       Broker/Dealer and
                                                             Holdings, Inc.               Investment Adviser

National Planning Holdings,     Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities
Inc.

Piedmont Funding LLC            Delaware                     100% Jackson National Life   Investment Related Company
                                                               Insurance Company

PPM Holdings, Inc.              Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities

Prudential Atlantic             Ireland                      100% Prudential              Reinsurance
Reinsurance Company                                          Corporation Holdings
                                                                         Limited

Prudential Corporation          United Kingdom               100% Prudential              Holding Company Activities
Holdings Limited                                             Corporation plc

Prudential plc                  United Kingdom               Publicly Traded              Financial Institution

Prudential One Limited          United Kingdom               100% Prudential              Holding Company Activities
                                                             Corporation Holdings
                                                                         Limited

Prudential Two Limited          United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Three Limited        United Kingdom               100% Prudential One Limited  Holding Company Activities

SII Investments, Inc.           Wisconsin                    100% National Planning       Broker/Dealer
                                                                  Holdings, Inc.

Item 27. Number of Contract Owners as of March 2, 2004.

                  Qualified: 1,228
                  Non-qualified: 1,515

Item 28.  Indemnification

         Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a) Jackson National Life Distributors, Inc. acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II and the JNLNY Separate Account IV.

(b)  Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address          Positions and Offices with Underwriter

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                  Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                   President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                      Vice President - Product Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                     Vice President - Finance
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows             Vice President - Fixed Annuities Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                      Vice President - Market Planning and
8055 E. Tufts Avenue               Analysis
Suite 1100
Denver, CO 80237

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, GA 30339-2120

Doug Campbell                      Senior Vice President and National Sales
8055 E. Tufts Avenue               Director
Suite 1100
Denver, CO 80237

Maura Collins                      Vice Presdent - Regulatory Accounting and
8055 E. Tufts Avenue               Special Projects
Suite 1100
Denver, CO 80237

Robert DeChellis                   Executive Vice President - National Sales
8055 E. Tufts Avenue               Manager
Suite 1000
Denver, CO 80237

Anthony L. Dowling                 Assistant Vice President and
8055 E. Tufts Avenue               Chief Compliance Officer
Suite 1100
Denver, CO 80237

Joseph D. Emanuel                  Executive Vice President
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Steve Goldberg                     Vice President - Guaranteed Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

Luis Gomez                         Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                      Vice President - Market Research
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

John Kawauchi                      Senior Vice President - Marketing
8055 E. Tufts Avenue               and Corporate Communications
Suite 1100
Denver, CO 80237

Steve Kluever                      Vice President - Variable Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

Nicholas Koutouras                 Vice President - Offshore Product Management
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

David R. Lilien                    Senior Vice President - National Sales
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

James Livingston                   Senior Vice President - Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                      Vice President - Business Development and
8055 E. Tufts Avenue               Chief of Staff
Suite 1100
Denver, CO 80237

Thomas J. Meyer                    Secretary
1 Corporate Way
Lansing, MI 48951

Dora Monahan                       Vice President - Life Insurance Product
8055 E. Tufts Avenue               Management
Suite 1100
Denver, CO 80237

Michael Nicola                     Vice President - Strategic Relationships
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                      Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Marilynn Scherer                   Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                         Senior Vice President - Project Management/
8055 E. Tufts Avenue               Business Solutions
Suite 1100
Denver, CO 80237

David Sprague                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                Vice President - Variable Annuity Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                      Vice President, Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - Communications
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

(c)

                            Compensation on
   Name of Principal         Discounts and           Redemption or
      Underwriter             Commissions            Annuitization       Brokerage Commissions        Compensation

Jackson National Life        Not Applicable          Not Applicable          Not Applicable          Not Applicable
Distributors, Inc.

Item 30. Location of Accounts and Records

  Jackson National Life Insurance Company of New York
  2900 Westchester Avenue
  Purchase, New York  10577

  Jackson National Life Insurance Company of New York
  Annuity Service Center
  8055 East Tufts Ave., Second Floor
  Denver, Colorado  80237

  Jackson National Life Insurance Company of New York
  Institutional Marketing Group Service Center
  1 Corporate Way
  Lansing, Michigan  48951

  Jackson National Life Insurance Company of New York
  225 West Wacker Drive, Suite 1200
  Chicago, IL  60606

Item 31. Management Services

     Not  Applicable

Item 32. Undertakings and Representations

     (a)  Not Applicable.

     (b)  Not Applicable.

     (c)  Not Applicable.

     (d) Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

     (e) The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
          Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 30th day of April 2004.

                  JNLNY Separate Account I
                  (Registrant)

                  By:  Jackson National Life Insurance Company of New York

                  By:      /s/ Thomas J. Meyer
                     -----------------------------------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

                  Jackson National Life Insurance Company of New York
                  (Depositor)

                  By:      /s/ Thomas J. Meyer
                     -----------------------------------------------
                           Thomas J. Meyer
                           Vice President, General Counsel and Director

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/ Thomas J. Meyer                        *                  April 30, 2004
--------------------------------------------                  ------------------
Clark P. Manning, President and                               Date
Chief Executive Officer


/s/ Thomas J. Meyer                        *                  April 30, 2004
--------------------------------------------                  ------------------
Andrew B. Hopping, Executive Vice President,                  Date
Chief Financial Officer and Director


/s/ Thomas J. Meyer                        *                  April 30, 2004
---------------------------------------------                 ------------------
Herbert G. May III                                            Date
Chief Administrative Officer and Director

/s/ Thomas J. Meyer                        *                  April 30, 2004
---------------------------------------------                 ------------------
Bradley J. Powell                                             Date
Vice President - IMG and Director

/s/ Thomas J. Meyer                        *                  April 30, 2004
--------------------------------------------                  ------------------
James G. Golembiewski                                         Date
Director

/s/ Thomas J. Meyer                                           April 30, 2004
--------------------------------------------                  ------------------
Thomas J. Meyer, Senior Vice President,                       Date
General Counsel, Secretary and Director

/s/ Thomas J. Meyer                        *                  April 30, 2004
--------------------------------------------                  ------------------
Donald B. Henderson, Jr.                                      Date
Director

/s/ Thomas J. Meyer                        *                  April 30, 2004
--------------------------------------------                  ------------------
Henry J. Jacoby                                               Date
Director

/s/ Thomas J. Meyer                        *                  April 30, 2004
--------------------------------------------                  ------------------
David C. Porteous                                             Date
Director

/s/ Thomas J. Meyer                        *                  April 30, 2004
--------------------------------------------                  ------------------
Donald T. DeCarlo                                             Date
Director


* Thomas J. Meyer, Attorney In Fact

                               POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by JNLNY Separate Account I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

     IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 6th day of January 2003.

/s/ Andrew B. Hopping
-----------------------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

/s/ Bradley J. Powell
-----------------------------
Bradley J. Powell
Vice President - IMG and Director

/s/ Herbert G. May III
-----------------------------
Herbert G. May III
Chief Administrative Officer and Director

/s/ James G. Golembiewski
-----------------------------
James G. Golembiewski
Vice President, Associate General Counsel and Director

/s/ Thomas J. Meyer
-----------------------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

/s/ Donald B. Henderson, Jr.
-----------------------------
Donald B. Henderson, Jr.
Director

/s/ Henry J. Jacoby
-----------------------------
Henry J. Jacoby
Director

/s/ David L. Porteous
-----------------------------
David L. Porteous
Director

/s/ Donald T. DeCarlo
-----------------------------
Donald T. DeCarlo
Director

                                  EXHIBIT LIST
Exhibit
No.      Description

9.       Opinion and Consent of Counsel, attached hereto as EX-99.9.

10.      Consent of Independent Accountants (KPMG), attached hereto as EX-99.10.